As filed with the Securities and Exchange Commission on December 29, 1995
                                                                File No. 33-9645
                                                               File No. 811-4881

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 33

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 35

--------------------------------------------------------------------------------

                             NORWEST ADVANTAGE FUNDS
     (Formerly "Norwest Funds" and prior thereto "Prime Value Funds, Inc.")
             (Exact Name of Registrant as Specified in its Charter)

                               Two Portland Square
                              Portland, Maine 04101
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (207) 879-1900

--------------------------------------------------------------------------------

                            David I. Goldstein, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine  04101
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                            Anthony C.J. Nuland, Esq.
                                 Seward & Kissel
                               1200 G Street, N.W.
                             Washington, D.C.  20005

--------------------------------------------------------------------------------

             It is proposed that this filing will become effective:

          immediately upon filing pursuant to Rule 485, paragraph (b)
     ---
          on [     ] pursuant to Rule 485, paragraph (b)
     ---
      X   60 days after filing pursuant to Rule 485, paragraph (a)(i)
     ---
          on [     ] pursuant to Rule 485, paragraph (a)(i)
     ---
          75 days after filing pursuant to Rule 485, paragraph (a)(ii)
     ---
          on [     ] pursuant to Rule 485, paragraph (a)(ii)
     ---
          this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment

Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. Registrant filed a

Rule 24f-2 notice for the most recent fiscal year of its various portfolios on November 15, 1995 and an amendment thereto on December 8, 1995.
INTERNATIONAL FUND OF REGISTRANT IS CURRENTLY STRUCTURED AS A MASTER-FEEDER FUND. THIS AMENDMENT INCLUDES A MANUALLY EXECUTED SIGNATURE PAGE FOR THE MASTER FUND, INTERNATIONAL PORTFOLIO, A SERIES OF CORE TRUST (DELAWARE).

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(c))

                                     PART A
     (PROSPECTUS OFFERING I SHARES OF FUNDS WITH OCTOBER 31 FISCAL YEAR END)

Form N-1A
 Item No.          (Caption)                    Location in Prospectus (Caption)
---------   ----------------------              --------------------------------

Item 1.     Cover Page                          Cover Page

Item 2.     Synopsis                            Summary

Item 3.     Condensed Financial Information     Financial Highlights

Item 4.     General Description of Registrant   Summary; Investment Objectives,
                                                Polices and Risk Considerations;
                                                Other Information - The Trust
                                                and its Shares; Appendix A

Item 5.     Management of the Fund              Summary; Management of the Funds

Item 6.     Capital Stock and Other Securities  Dividends, Distributions and Tax
                                                Matters; Other Information - The
                                                Trust and its Shares; Purchases
                                                and Redemptions of Shares

Item 7.     Purchase of Securities Being        Purchases and Redemptions of
            Offered                             Shares; Management of the Funds

Item 8.     Redemption or Repurchase            Purchases and Redemptions of
                                                Shares

Item 9.     Pending Legal Proceedings           Not Applicable

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(c))

                                     PART B
     (STATEMENT OF ADDITIONAL INFORMATION ("SAI") OFFERING I SHARES OF FUNDS
                        WITH OCTOBER 31 FISCAL YEAR END)

Form N-1A
 Item No.          (Caption)                    Location in SAI (Caption)
---------   ----------------------              -------------------------

Item 10.    Cover Page                          Cover Page

Item 11.    Table of Contents                   Cover Page

Item 12.    General Information and History     Prospectus

Item 13.    Investment Objectives and Policies  Investment Policies; Investment
                                                Limitations

Item 14.    Management of the Registrant        Management; Other Information

Item 15.    Control Persons and Principal       Other Information - Ownership of
            Holders of Securities               Fund Shares

Item 16.    Investment Advisory and Other       Management
            Services

Item 17.    Brokerage Allocation                Other Information -Portfolio
            and Other Practices                 Transactions

Item 18.    Capital Stock and Other Securities  Other Information - Additional
                                                Information about the Trust

Item 19.    Purchase, Redemption and Pricing    Other information - Additional
            of Securities Being Offered         Purchase and Redemption
                                                Information

Item 20.    Tax Status                          Other Information - Taxation

Item 21.    Underwriters                        Management - Administration and
                                                Distribution

Item 22.    Calculation of Performance Data     Performance Data

Item 23     Financial Statements                Other Information -  Financial
                                                Statements

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(c))

                                     PART A
    (PROSPECTUSES OFFERING A SHARES AND B SHARES OF DIVERSIFIED EQUITY FUND,
                   GROWTH EQUITY FUND AND INCOME EQUITY FUND)

Form N-1A
 Item No.          (Caption)                    Location in Prospectus (Caption)
---------   ----------------------              --------------------------------

Item 1.     Cover Page                          Cover Page

Item 2.     Synopsis                            Prospectus Summary

Item 3.     Condensed Financial Information     Financial Highlights; Other
                                                Information - Performance
                                                Information

Item 4.     General Description of              Prospectus Summary; Investment
            Registrant                          Objectives and Policies; and
                                                Other Information - The Trust
                                                and its Shares

Item 5.     Management of the Fund              Prospectus Summary; Management

Item 5A.    Management's Discussion of          Not Applicable
            Fund Performance

Item 6.     Capital Stock and Other Securities  Cover; Dividends and Tax
                                                Matters; Other Information - The
                                                Trust and its Shares

Item 7.     Purchase of Securities Being        How To Buy Shares; Other
            Offered                             Shareholder Services -
                                                Exchanges; Other Shareholder
                                                Services; and Management -
                                                Management and Distribution
                                                Services.

Item 8.     Redemption or Repurchase            How to Sell Shares

Item 9.     Pending Legal Proceedings           Not Applicable

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(c))

                                     PART B
 (STATEMENT OF ADDITIONAL INFORMATION ("SAI") OFFERING A SHARES AND B SHARES OF
       DIVERSIFIED EQUITY FUND, GROWTH EQUITY FUND AND INCOME EQUITY FUND)

Form N-1A
 Item No.          (Caption)                    Location in SAI (Caption)
---------   ----------------------              -------------------------

Item 10.    Cover Page                          Cover Page

Item 11.    Table of Contents                   Cover Page

Item 12.    General Information and History     Prospectus

Item 13.    Investment Objectives and Policies  Investment Policies; Investment
                                                Limitations

Item 14.    Management of the Registrant        Management; Other Information

Item 15.    Control Persons and Principal       Other Information - Ownership of
            Holders of Securities               Fund Shares

Item 16.    Investment Advisory and Other       Management
            Services

Item 17.    Brokerage Allocation                Other Information -Portfolio
            and Other Practices                 Transactions

Item 18.    Capital Stock and Other Securities  Other Information - Additional
                                                Information about the Trust

Item 19.    Purchase, Redemption and Pricing of Other information - Additional
            Securities Being Offered            Purchase and Redemption
                                                Information

Item 20.    Tax Status                          Other Information - Taxation

Item 21.    Underwriters                        Management - Administration and
                                                Distribution

Item 22.    Calculation of Performance Data     Performance Data

Item 23     Financial Statements                Other Information -  Financial
                                                Statements

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(c))

                                     PART A
   (PROSPECTUSES OFFERING A SHARES, B SHARES AND I SHARES OF FUNDS WITH MAY 31
           FISCAL YEAR END, INSTITUTIONAL SHARES AND INVESTOR SHARES)

                          Not Applicable in this Filing

                                     PART B
       (STATEMENTS OF ADDITIONAL INFORMATION ("SAIS") OFFERING A SHARES,
          B SHARES AND I SHARES OF FUNDS WITH MAY 31 FISCAL YEAR END,
                    INSTITUTIONAL SHARES AND INVESTOR SHARES)


                          Not Applicable in this Filing

Prospectus


March 1, 1996


I Shares - Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund, International Fund, Income Equity Fund, Index Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Intermediate U.S. Government Fund, Managed Fixed Income Fund and Stable Income Fund.


This Prospectus offers the above listed shares (the "Shares") of thirteen separate portfolios (each a "Fund" and collectively the "Funds") of Norwest Advantage Funds (the "Trust"), an open-end, management investment company.


This Prospectus sets forth concisely the information concerning the Trust and each Fund that a prospective investor should know before investing. Investors should read this Prospectus and retain it for future reference. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information (the "SAI") with respect to each Fund dated the same date as the prospectus for the Fund and as may be further amended from time to time, which contains more detailed information about the Trust and the Fund and which is incorporated into this Prospectus by reference. The SAI is available without charge by contacting the transfer agent at 733 Marquette Avenue, Minneapolis, Minnesota, 55479-0040, (800) 338-1348. Investors should read this Prospectus and retain it for future reference.

International Fund currently seeks to achieve its investment objective by investing all of its investment assets in International Portfolio, a separate portfolio of Core Trust (Delaware) ("Core Trust"), a registered investment company. International Fund and International Portfolio have identical investment objectives.

AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER FEDERAL AGENCY. SHARES OF THE FUNDS ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF OR ENDORSED OR GUARANTEED BY NORWEST BANK MINNESOTA, N.A. OR ANY OF ITS BANK OR NON-BANK AFFILIATES.

AN INVESTMENT IN A FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT READY CASH INVESTMENT FUND (WHICH IS A MONEY MARKET FUND) WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents

Shareholder
Information
(800) 338-1348

Norwest Bank Minnesota, N.A.
733 Marquette Avenue
Minneapolis, Minnesota  55479-0040

Summary
Financial Highlights
Investment Objectives, Policies and Risk Considerations
     Investment Objectives
     Investments in Core Trust
     Investment Policies - Equity Funds
     Investment Policies - Balanced Funds
     Investment Policies - Fixed Income Funds
     Additional Investment Policies
Management of the Funds
     Investment Advisory Services
     Advisory Fees
     Administrative and Other Services
     Expenses of the Funds
Purchases and Redemptions of Shares
     Purchase and Redemption Procedures
     General Information
Dividends, Distributions and Tax Matters
     Dividends and Distributions
     Tax Matters
     Shareholder Tax Matters
Other Information
     Fund Performance
     Banking Law Matters
     Portfolio Transactions
     The Trust and its Shares
     Core Trust Structure
Appendix A: Investments, Investment Strategies and Risk Considerations

Summary

Who Should Invest?

I Shares of the Funds are offered through this Prospectus to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates, including participants in certain qualified and nonqualified employee benefit plans ("Plans") and to related IRA and KEOGH accounts. See "Purchases and Redemptions of Shares." Only certain Funds may be available as investment alternatives in a Plan; participants in a Plan that invests in the Funds should consult with their employer or plan sponsor to determine which Funds are offered through their Plan. While no single Fund is intended to provide a complete or balanced investment program, each can serve as a component of an investor's long-term program to accumulate assets for retirement or other major goals.


The Norwest
Advantage
Funds


Each Fund has distinct investment objectives and policies as described under "Investment Objectives, Policies and Risk Considerations." There are seven equity funds (the "Equity Funds"): Diversified Equity Fund and Growth Equity Fund, each of which invests specified percentages of its assets using different equity investment styles, and five equity funds, each of which uses a different equity investment style.


There are three balanced funds (the "Balanced Funds") and three fixed income funds. The Balanced Funds invest specified percentages of their assets in accordance with the investment styles of Diversified Equity Fund and three to five different fixed income investment styles.

Equity Funds

Diversified Equity Fund seeks long-term capital appreciation while moderating annual return volatility by diversifying its investments in accordance with five different equity investment styles.

Growth Equity Fund seeks a high level of long-term capital appreciation while moderating annual return volatility by diversifying its investments in accordance with three different equity investment styles. The Fund assumes a higher level of risk than Diversified Equity Fund in order to seek increased returns.

Small Company Growth Fund seeks long-term capital appreciation by investing primarily in the common stock of small and medium-sized domestic companies that are either growing rapidly or completing a period of significant change. This Fund currently is not open to new investors.

Large Company Growth Fund seeks long-term capital appreciation by investing in large, high-quality domestic companies that the investment adviser believes have superior growth potential.

International Fund seeks long-term capital appreciation by investing directly or indirectly in high-quality companies based outside the United States. Currently, the International Fund invests exclusively in the International Portfolio ("International Portfolio") of Core Trust, itself a registered open-end management investment company. Accordingly, the investment experience of International Fund will correspond directly with the investment experience of International Portfolio. See "Other Information - Core Trust Structure." International Portfolio has the same investment objective and policies as International Fund and selects its investments on the basis of their potential for capital appreciation without regard to current income.

Income Equity Fund seeks long-term capital appreciation in line with that of the overall equity securities markets and to provide above average dividend income.

Index Fund seeks to duplicate the return of the Standard & Poor's 500 Composite Stock Price Index.

Balanced Funds

Conservative Balanced Fund seeks a combination of current income and capital appreciation by diversifying investment of the Fund's assets among stocks, bonds and other fixed income instruments. Of the Balanced Funds, the Fund most emphasizes safety of principal through limited exposure to equity securities.

Moderate Balanced Fund seeks a combination of current income and capital appreciation by diversifying investment of the Fund's assets among stocks, bonds and other fixed income investments. The Fund provides a portfolio more evenly-balanced between fixed income and equity securities than the other Balanced Funds.


Growth Balanced Fund seeks a combination of current income and capital appreciation by diversifying investment of the Fund's assets between stocks and bonds. The Fund holds more equity securities than the other Balanced Funds.

Fixed Income Funds

Intermediate U.S. Government Fund seeks income and safety of principal by investing primarily in U.S. Government Securities. The Fund seeks to moderate its volatility by using a conservative approach to structuring the maturities of its investment portfolio.

Managed Fixed Income Fund seeks to provide consistent fixed income returns by investing primarily in a portfolio of intermediate maturity, investment grade fixed income securities.

Stable Income Fund seeks to maintain safety of principal and provide low volatility total return by investing primarily in short and intermediate maturity, investment grade fixed income securities.

Management of the Funds


The investment adviser to each Fund (the "Adviser") is Norwest Investment Management, a part of Norwest Bank Minnesota, N.A. ("Norwest"). Norwest is a subsidiary of Norwest Corporation, a bank holding company with operations in 50 states and $59.3 billion in total assets. The Adviser provides investment advice with respect to assets that totaled approximately $____ billion as of December 31, 1995. Except for International Fund, the Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

Subject to the Adviser's general oversight, Schroder Capital Management International Inc. ("Schroder") acts as investment subadviser to Diversified Equity Fund, Growth Equity Fund and each Balanced Fund (Schroder and the Adviser, collectively, are sometimes referred to as the "Advisers"). Schroder also serves as International Portfolio's investment adviser.

Norwest serves as the Trust's transfer agent, dividend disbursing agent and custodian, and provides certain administrative services to International Fund. The manager of the Trust and distributor of its shares is Forum Financial Services, Inc. ("Forum"). Forum also serves as administrator of Core Trust. See "Management of the Funds - Investment Advisory Services" and "Administrative and Other Services."

Purchase and Redemption of Shares

Shares of beneficial interest of each Fund are offered without a sales charge and may be redeemed without charge. Norwest offers investors in the Funds various periodic investment and redemption services. The minimum initial investment in each Fund is $1,000, except that the minimum initial investment in Ready Cash Investment Fund is $100,000. See "Purchases and Redemptions of Shares."

Dividends and Distributions

Dividends of net investment income are declared annually by each Fund. Each Fund's net capital gain, if any, is distributed at least annually. See "Dividends, Distributions and Tax Matters."

Certain Risk Factors

There can be no assurance that any Fund will achieve its investment objective or that Ready Cash Investment Fund will maintain a stable net asset value. Except for Ready Cash Investment Fund, each Fund's net asset value will fluctuate based upon changes in the value of the Fund's portfolio securities and, accordingly, upon redemption an investment in a Fund may be worth more or less than its original value. The Fixed Income Funds' net asset values will tend to vary inversely with movements in interest rates and the potential for appreciation in a Fixed Income Fund in the event of a decline in interest rates may be limited or negated by increased principal prepayments on certain mortgage-backed securities held by the Fund. The policy of investing in smaller companies employed by Small Company Growth Fund and the Equity Funds that invest in small company securities entails certain risks in addition to those normally associated with investments in equity securities. Similarly, International Fund's policy of investing directly or indirectly in foreign securities entails certain risks in addition to those normally associated with investments in equity securities.

By investing solely in International Portfolio, International Fund may achieve certain efficiencies and economies of scale. Nonetheless, this investment could also have potential adverse effects on International Fund. Investors in International Fund should consider these risks, as described under "Other Information - Core Trust Structure."

An investment in any Fund involves certain risks, depending on the types of investments made and the types of investment techniques employed. All investments by the Funds entail some risk. Certain investments and investment techniques, however, entail additional risks, such as investments in foreign issuers, issuers with limited market capitalization, mortgage or asset-backed securities, zero-coupon bonds and options, futures contracts, forward contracts and swap agreements. The use of leverage by certain Funds through borrowings, margin transactions, short sales, reverse repurchase agreements and other investment techniques involves additional risks. For more details about each Fund, their investments and their risks see "Investment Objectives, Policies and Risk Considerations" and "Appendix A: Investments, Investment Strategies and Risk Considerations."

Expenses of Investing in the Funds

The purpose of the following table is to assist investors in understanding the various expenses that an investor in the Funds will bear directly or indirectly. There are no transaction charges in connection with purchases, redemptions or exchanges of Shares. None of the Funds has adopted a Rule 12b-1 plan with respect to the Shares and, accordingly, no Fund incurs distribution expenses.

Annual Fund Operating Expenses

[Expense Table]

Example of Expenses

[Example]

The above table is a hypothetical example that indicates the expenses an investor would pay assuming a $1,000 investment in each Fund, a 5 percent annual return, reinvestment of all dividends and distributions, and full redemption at the end of each period. The example is based on the expenses listed in the "Annual Fund Operating Expenses" table above. The 5 percent annual return is not a prediction of and does not represent the Funds' projected returns; rather, it is required by government regulation. The example should not be considered a representation of past or future expenses or return. Actual expenses and return may be greater or less than indicated.

Financial Highlights


The information in the Financial Highlights section represents selected data for a single outstanding I Share of each Fund for the period shown. Information for the year ended October 31, 1995 has been audited by _______________, independent auditors. Further information about each of these Fund's performance is contained in the Annual Report, which may be obtained from the Trust without charge.


[Financial Highlights]


Investment Objectives, Policies
and Risk Considerations


The Funds offered through this Prospectus consist of thirteen Funds, each of which has distinct investment objectives and policies. There are seven Equity Funds - Diversified Equity Fund and Growth Equity Fund, each of which invests specified percentages of its assets in accordance with different equity investment styles, and five equity funds each of which uses a different equity investment approach. The use of different equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out-of-favor during the course of a market cycle. The Funds also include three Balanced Funds and three Fixed Income Funds. The Balanced Funds invest specified percentages of their assets in accordance with the investment styles of Diversified Equity Fund and three to five different fixed income investment styles. The Balanced Funds rebalance their portfolios periodically and Diversified Equity and Growth Equity Funds rebalance their portfolios daily to maintain specified percentages of assets invested in particular investment styles. The percentage of a Fund's assets invested using a specified investment style may be changed by the Adviser in response to market or other conditions.

For a further description of each Fund's investments and investment techniques and additional risk considerations associated with those investments and techniques, see the discussion below, "Investment Objectives, Investment Policies and Risk Considerations - Additional Investment Policies," "Appendix A:
Investments, Investment Strategies and Risk Considerations" and the SAI.

Investment Objectives

Each of the Funds has its own distinct investment objective which may not be changed without approval of the Fund's shareholders. There can be no assurance that any Fund will achieve its investment objective.

Equity Funds

Diversified Equity Fund's investment objective is to provide long-term capital appreciation while moderating annual return volatility by diversifying its investments in accordance with different equity investment styles.

Growth Equity Fund's investment objective is to provide a high level of long-term capital appreciation while moderating annual return volatility by diversifying its investments in accordance with different equity investment styles. Because the Fund seeks increased returns, it is subject to correspondingly greater risks than Diversified Equity Fund.

Small Company Growth Fund's investment objective is to provide long-term capital appreciation by investing primarily in small and medium-sized domestic companies that are either growing rapidly or completing a period of significant change.

International Fund's investment objective is to provide long-term capital appreciation by investing directly or indirectly in high-quality companies based outside the United States. International Portfolio, in which International Fund invests all of its assets, has the same investment objective.

Large Company Growth Fund's investment objective is to provide long-term capital appreciation by investing primarily in large, high-quality domestic companies that the investment adviser believes have superior growth potential.

Income Equity Fund's investment objective is to provide both long-term capital appreciation in line with that of the overall equity securities markets and above average dividend income.

Index Fund's investment objective is to duplicate the return of the Standard & Poor's 500 Composite Stock Price Index.

Balanced Funds

Conservative Balanced Fund's investment objective is to provide a combination of current income and capital appreciation by diversifying investment of the Fund's assets among stocks, bonds and other fixed income investments. The Fund emphasizes safety of principal through limited exposure to equity securities. The Fund has the smallest equity securities position of the three Balanced Funds.

Moderate Balanced Fund's investment objective is to provide a combination of current income and capital appreciation by diversifying investment of the Fund's assets among stocks, bonds and other fixed income investments. The Fund provides a portfolio more evenly-balanced between fixed income and equity securities than the other Balanced Funds.

Growth Balanced Fund's investment objective is to provide a combination of current income and capital appreciation by diversifying investment of the Fund's assets between stocks and bonds. The Fund has the largest equity securities position of the Balanced Funds.

Fixed Income Funds

Intermediate U.S. Government Fund's investment objective is to provide income and safety of principal by investing primarily in U.S. Government Securities.

Managed Fixed Income Fund's investment objective is to provide consistent fixed income returns by investing primarily in a portfolio of intermediate maturity, investment grade fixed income securities.

Stable Income Fund's investment objective is to maintain safety of principal while providing low-volatility total return.

Investments in Core Trust

International Fund currently seeks to achieve its investment objective by investing all of its investment assets in International Portfolio, a separate Portfolio of Core Trust. In addition, the Trust has received an exemptive order from the SEC under which Diversified Equity Fund, Growth Equity Fund, Conservative Balanced Fund, Moderate Balanced Fund and Growth Balanced Fund (collectively the "Blended Funds") currently invest the portions of their assets that are managed in a small company, an index and an international investment style, respectively, in Small Company Portfolio, Index Portfolio, and International Portfolio II (the "Blended Portfolios"). These Portfolios are each separate portfolios of Core Trust. By pooling their assets in the Blended Portfolios, the Blended Funds may be able to achieve benefits that they could not achieve by investing directly in securities. See "Other Information - Core Trust Structure."

The investment objectives and policies and investment risk considerations for International Portfolio II and Index Portfolio are identical to the investment objectives and policies and investment risk considerations of International Fund and Index Fund. The investment objective of Small Company Portfolio is to provide long-term capital appreciation by investing primarily in small and medium-sized domestic companies that are either growing rapidly or completing a period of significant change. This Portfolio invests its assets in a small company stock investment style ("Small Company Stock investment style"), a small company value investment style ("Small Company Value investment style") and in the style of Small Company Growth Fund and, in the future, may invest its assets in accordance with additional small company investment styles.


Investment Policies

Equity Funds

To achieve their investment objectives, the Equity Funds invest primarily in common stocks and other equity securities. International Fund currently invests exclusively in International Portfolio which invests primarily in common stocks and other equity securities of foreign issuers. See "Other Information - Core Trust Structure." The domestic securities in which an Equity Fund invests are generally listed on a securities exchange or included in the National Association of Securities Dealers Automated Quotation (NASDAQ) National Market System but may be traded in the over-the-counter securities market. Under normal circumstances, each of the Equity Funds will invest substantially all of its assets, but not less than 65 percent of its net assets, in equity securities.

Diversified Equity Fund is designed to minimize the volatility and risk of investing in equity securities. The Fund's portfolio combines five different equity investment styles, those of four of the Equity Funds - Large Company Growth Fund, International Fund, Income Equity Fund and Index Fund - and a small company investment style ("Small Company investment style"), which reflects a mix of Small Company Growth Fund investment styles and the Small Company Stock and Small Company Value investment styles. The Fund utilizes different equity investment styles in order to reduce the risk of relying on a single investment style. Reliance on multiple equity investment styles is intended to reduce the price and return volatility of the Fund. Because Diversified Equity Fund blends five equity investment styles, it is anticipated that its price and return volatility will be less than that of Growth Equity Fund, which blends three equity investment styles. The Fund will generally invest the following percentages of its total assets in accordance with the indicated investment styles:

Diversified Equity Fund Allocation

Index Fund style                                              25%
Income Equity Fund style                                      25%
Large Company Growth Fund style                               25%
Small Company investment style                                10%
International Fund style                                      15%

TOTAL FUND ASSETS                                            100%

Investors should refer to the descriptions of each of the foregoing Equity Funds and Small Company investment styles below for a discussion of the objectives, policies and risks involved in the investments and investment techniques of those styles and, accordingly, of the portions of Diversified Equity Fund invested in those styles. The management of the Fund's assets is divided among the Fund's six portfolio managers, four of whom are also the portfolio manager for a corresponding Equity Fund and two of whom jointly co-manage the assets allocated to Small Company investment style.

Growth Equity Fund is designed to reduce the volatility and risk of investing in equity securities. The Fund's portfolio combines three different equity investment styles, those of two of the Equity Funds - Large Company Growth Fund and International Fund - and a small company investment style ("Small Company investment style"), which reflects a mix of both the Small Company Stock and Small Company Growth Fund investment styles. The Fund utilizes different equity investment styles in order to reduce the risk of relying on a single equity investment style. Reliance on multiple equity investment styles is intended to reduce the price and return volatility of the Fund. Although Growth Equity Fund blends three equity investment styles, it is anticipated that the Fund's price and return volatility will be somewhat greater than those of Diversified Equity Fund, which blends five equity investment styles. The Fund will generally invest the following percentages of its total assets in accordance with the indicated investment styles:


Growth Equity Fund Allocation

Large Company Growth Fund style                               35%
Small Company investment style                                35%
International Fund style                                      30%

TOTAL FUND ASSETS                                            100%

Investors should refer to the descriptions of each of the foregoing Equity Funds and Small Company investment styles for a discussion of the objectives, policies and risks involved in the investments and investment techniques of those styles and, accordingly, of the portions of Growth Equity Fund invested using those styles. The management of the Fund's assets is divided among the Fund's four portfolio managers, two of whom are also the portfolio manager for a corresponding Equity Fund and two of whom jointly co-manage the assets allocated to Small Company investment style.

Small Company Growth Fund and the Small Company investment style component of other Funds invest primarily in the common stock of small and medium size domestic companies which have a market capitalization well below that of the average company in the Standard & Poor's 500 Composite Stock Price Index. Small Company Growth Fund considers small and medium companies to be those whose market capitalizations are less than $750 million at the time of the Fund's purchase. Market capitalization refers to the total market value of a company's outstanding shares of common stock.


In selecting securities for Small Company Growth Fund, the Adviser seeks to identify companies that are rapidly growing (usually with relatively short operating histories) or that are emerging from a period of investor neglect by undergoing a dramatic change. These changes may involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between its share price and takeover/asset value. The Fund may invest up to 10 percent of its total assets in foreign securities and in American Depository Receipts, European Depository Receipts and other similar securities of foreign issuers. See "Investment Policies - Equity Funds - International Fund - Foreign Investment Risks and Considerations." The Fund may not invest more than 10% of its total assets in the securities of a single issuer. The Fund does not currently invest in preferred stock and securities convertible into common stock but reserves the right to do so in the future.


In selecting securities allocated to the Small Company investment style component of Growth Equity Fund, Diversified Equity Fund and the Balanced Funds, the Adviser uses the investment style of Small Company Growth Fund and two other investment styles described below: Small Company Stock investment style and the Small Company Value investment style. Assets allocated to the Small Company investment style are invested 1/3 in the Small Company Growth Fund style, 1/3 in the Small Company Stock investment style an 1/3 in the Small Company Value investment style.


Prior to December 11, 1995 the Small Company investment style did not allocate any assets to the Small Company Value investment styles. The Small Company investment style is expected to be allocated completely in this manner by June 1, 1996. Small Company investment style may in the future allocate its assets to additional investment styles.


In selecting securities in accordance with the Small Company Stock investment style, the Adviser seeks securities with significant price appreciation potential and attempts to identify companies that show above average growth, as compared to long term overall market growth. In investing assets allocated to this investment style, the Adviser may invest in preferred stock and securities convertible into common stock and may invest up to 20 percent of total assets allocated to this style in foreign securities and in American Depository Receipts, European Depository Receipts and other similar securities of foreign issuers.


In selecting portfolio investments, the Small Company Value investment style focuses on securities that are conservatively valued in the marketplace relative to their underlying fundamentals. Value investing provides investors with a less aggressive way to take advantage of growth opportunities of small companies. Under a value approach, the Fund will seek to invest in stocks priced low relative to comparable companies, determined by price/earnings ratios, cash flows or other measures. Value investing therefore may reduce downside risk while offering potential for capital appreciation as a stock gains favor among other investors and its stock price rises.

Small Company Investment Risks and Considerations. The companies in which Small Company Growth Fund and the Small Company investment style components of the other Funds invest may be in a relatively early stage of development or may produce goods and services which have favorable prospects for growth due to increasing demand or developing markets. Frequently, such companies have a small management group and single product or product line expertise. These characteristics may result in an enhanced entrepreneurial spirit and greater focus which may make those companies successful. The Adviser believes that such companies may develop into significant business enterprises and that an investment in such companies offers a greater opportunity for capital appreciation than an investment in larger more established entities. Small companies frequently retain a large part of their earnings for research, development and investment in capital assets, however, so that the prospects for immediate dividend income are limited.

Investments in smaller companies generally involve greater risks than investments in larger companies due to the small size of the issuer and the fact that the issuer may have limited product lines, access to financial markets and management depth. In addition, many of the securities of smaller companies trade less frequently and in lower volumes than securities issued by larger firms. The result is that the short-term price volatility of small company securities is greater than the short-term price volatility of the securities of larger, more established companies that are widely held. The securities of small companies may also be more sensitive to market changes generally than the securities of large companies. In addition, securities that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities traded on a national securities exchange. As a result, disposition of a portfolio security, to meet redemptions by shareholders or otherwise, may require a Fund to sell the security at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over an extended period.

While securities issued by smaller companies historically have experienced greater market appreciation than the securities of larger entities, there is no assurance that they will continue to do so or that the Fund will be successful in identifying companies whose securities will appreciate.

Large Company Growth Fund invests primarily in the common stock of large, high-quality domestic companies that have superior growth potential. Large companies are those whose market capitalization is at least $500 million at the time of the Fund's purchase and whose equity trading volume would permit the sale or purchase of a large position in the securities of the company in 2 or 3 trading days. Market capitalization refers to the total market value of a company's outstanding shares of common stock. In selecting securities for the Fund, the Adviser seeks issuers whose stock is attractively valued and whose fundamental characteristics both are significantly better than the market average and which support internal earnings growth capability. The Fund's holdings may include the securities of companies whose growth potential is, in the Adviser's opinion, generally unrecognized or misperceived by the market. In addition, the Fund may invest up to 20 percent of its total assets in American Depository Receipts, European Depository Receipts and other similar securities of large foreign issuers and may attempt to reduce the overall risk of its foreign investments by using foreign currency forward contracts. See "Investment Policies - Equity Funds - International Fund - Foreign Investment Risks and Considerations." Under normal circumstances, the Fund will not invest more than 10 percent of its total assets in the securities of a single issuer. The Fund does not currently invest in preferred stock or securities convertible into common stock but reserves the right to do so in the future.

International Fund is designed for investors who desire to achieve international diversification of their investments by participating in foreign securities markets. Because international investments generally involve risks in addition to those risks associated with investments in the United States, the Fund should be considered only as a vehicle for international diversification.

As the Fund has the same investment policies as International Portfolio and currently invests all of its assets in International Portfolio, the following investment policies are discussed with respect to International Portfolio only. International Portfolio normally will invest substantially all of its assets in equity securities of companies domiciled outside the United States. International Portfolio selects its investments on the basis of their potential for capital appreciation without regard to current income. International Portfolio may also invest in the securities of closed-end investment companies investing primarily in foreign securities and may invest in debt obligations of foreign governments or their political subdivisions, agencies or instrumentalities, of supranational organizations and of foreign corporations. Investment will be diversified among securities of issuers in foreign countries including, but not limited to, Japan, Germany, the United Kingdom, France, the Netherlands, Hong Kong, Singapore and Australia. In general, International Portfolio will invest only in securities of companies and governments in countries that Schroder, in its judgment, considers both politically and economically stable. International Portfolio has no limit on the amount of its foreign assets which may be invested in any one type of foreign instrument or in any foreign country; however, to the extent International Portfolio concentrates its assets in a foreign country, it will incur greater risks.

International Portfolio may purchase preferred stock and securities convertible into common stock, and may purchase American Depository Receipts, European Depository Receipts or other similar securities of foreign issuers. International Portfolio may also enter into foreign exchange contracts, including forward contracts to purchase or sell foreign currencies, in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates. Although such contracts may reduce the risk of loss to International Portfolio from adverse movements in currency values, the contracts also limit possible gains from favorable movements.

Foreign Investment Risks and Considerations. All investments, domestic and foreign, involve certain risks. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of foreign investors' assets.

Moreover, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to International Portfolio's shareholders; commission rates payable on foreign transactions are generally higher than in the United States; foreign accounting, auditing and financial reporting standards differ from those in the United States and, accordingly, less information may be available about foreign companies than is available about issuers of comparable securities in the United States; and foreign securities may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will also affect the value in U.S. dollars of all foreign currency-denominated securities held by International Portfolio. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and International Portfolio is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar will reduce the dollars available to make a distribution. Similarly, if the exchange rate declines between the time after International Portfolio's income has been earned and computed in U.S. dollars and the time it is paid may require International Portfolio to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time International Portfolio incurs expenses in U.S. dollars and the time such expenses are paid, International Portfolio may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

Income Equity Fund invests primarily in the common stock of large, high-quality domestic companies which have above-average return potential based on current market valuations. Primary emphasis is placed on investing in securities of companies with above-average dividend income. In selecting securities for the Fund, the Adviser uses various valuation measures, including above-average dividend yields and below industry average price to earnings, price to book and price to sales ratios. The Fund considers large companies to be those whose market capitalization is at least $600 million at the time of the Fund's purchase. Market capitalization refers to the total market value of a company's outstanding shares of common stock. The Fund may also invest in preferred stock and securities convertible into common stock and may purchase American Depository Receipts, European Depository Receipts and other similar securities of foreign issuers. See "Investment Policies - Equity Funds - International
Fund - Foreign Investment Risks and Considerations." Under normal circumstances, the Fund will not invest more than 10 percent of its total assets in the securities of a single issuer.

Index Fund is designed to duplicate the return of the Standard & Poor's 500 Composite Stock Index (the "Index") with minimum tracking error, while also minimizing transaction costs. Under normal circumstances, the Fund will hold stocks representing 96 percent or more of the capitalization-weighted market values of the Index. Portfolio transactions for the Fund generally are executed only to duplicate the composition of the Index, to invest cash received from portfolio security dividends or shareholder investments in the Fund, and to raise cash to fund Share redemptions. The Fund may hold cash or cash equivalents for the purpose of facilitating payment of the Fund's expenses or Share redemptions. For these and other reasons, the Fund's performance can be expected to approximate but not be equal to that of the Index.

In addition, the Fund may utilize index futures contracts to a limited extent. Index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. As no physical delivery of the fixed income or equity securities comprising the index is made, a purchaser of index futures contracts may participate in the performance of the securities contained in the index without the required capital commitment.


Index futures contracts may be used for several reasons: to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading or to reduce transactions costs. For a description of futures contracts and their risks see "Appendix A: Investments, Investment Strategies and Risk Considerations - Futures Contracts and Options."

The Index tracks the total return performance of 500 common stocks which are chosen for inclusion in the Index by Standard & Poor's Corporation ("S&P") on a statistical basis. The inclusion of a stock in the Index in no way implies that S&P believes the stock to be an attractive investment. The 500 securities, most of which trade on the New York Stock Exchange, represent approximately 70 percent of the total market value of all U.S. common stocks. Each stock in the Index is weighted by its market value. Because of the market-value weighting, the 50 largest companies in the Index currently account for approximately 45 percent of its value. The Index emphasizes large-capitalizations and, typically, companies included in the Index are the largest and most dominant firms in their respective industries.

The Fund is not sponsored, endorsed, sold or promoted by S&P, nor does S&P make any representation or warranty, implied or express, to the purchasers of the Fund or any member of the public regarding the advisability of investing in index funds or the ability of the Index to track general stock market performance. S&P does not guarantee the accuracy and/or the completeness of the Index or any data included therein.

S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, any person or any entity from the use of the Index or any data included therein. S&P makes no express or implied warranties and hereby expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the Index or any data included therein.

Investment Policies

Balanced Funds

Conservative Balanced Fund, Moderate Balanced Fund and Growth Balanced Fund each invest in a balanced portfolio of fixed income and equity securities. Conservative Balanced Fund has the smallest equity securities position of the three Funds and is the most conservative Balanced Fund. Growth Balanced Fund has the largest equity securities position of the three Funds and is the most aggressive Balanced Fund. The equity portion of each Balanced Fund's portfolio uses the five different equity investment styles of Diversified Equity Fund. Diversified Equity Fund combines the different equity investment styles of four of the Equity Funds - Large Company Growth Fund, International Fund, Income Equity Fund and Index Fund - and investment in a small company investment style ("Small Company investment style") in order to reduce the risk of relying on a single equity investment style. The blending of different equity investment styles is intended to reduce the price and return volatility of the equity portion of the Balanced Funds.


The fixed income portion of each Balanced Fund's portfolio uses from three to five different fixed income investment styles. Conservative Balanced Fund uses five investment styles - the investment styles of Managed Fixed Income Fund and Stable Income Fund, a "total return" investment style ("Total Return investment style"), a "positive return" investment style ("Positive Return investment style") and a short maturity investment style ("Short Maturity investment style"). Moderate Balanced Fund uses four investment styles - the investment styles of Managed Fixed Income Fund and Stable Income Fund and Total Return and Positive Return investment styles. Growth Balanced Fund uses three investment styles - the investment styles of Managed Fixed Income Fund and the Total Return and Positive Return investment styles. The blending of different fixed income investment styles is intended to reduce the risk associated with relying on a single fixed income investment style.


The base allocation among investment styles for each Balanced Fund is set forth below. As market values of the Funds' assets change, the percentage of Fund assets invested in any style may temporarily deviate from the base allocations. In response thereto, the Adviser will periodically effect transactions for the Balanced Funds to reestablish their base allocations. In addition, as the securities markets change, the Adviser may attempt to enhance the returns of any of the Balanced Funds by changing, within certain limits, the percentage of Fund assets invested in fixed-income and equity securities. The Adviser may, in its discretion, increase or decrease the fixed income and equity percentages by up to 5 percent for Conservative Balanced Fund, 10 percent for Moderate Balanced Fund and 15 percent for Growth Balanced Fund. For example, the Managed Fixed Income Fund investment style, Total Return investment style and Positive Return investment style of Growth Balanced Fund, each of which currently is used for 11 2/3 percent of that Fund's assets (a total of 35 percent), may each be increased to 16 2/3 percent (a total of 50 percent) or decreased to 6 2/3 percent (a total of 20 percent) of that Fund's assets. In making these changes, each Balanced Fund is required to limit its redemptions to no more than 1% of a Blended Portfolio's net assets during any period of less than thirty days. Absent unstable market conditions, the Adviser does not anticipate making a substantial number of percentage changes. When the Adviser believes a change in the base allocation percentages is desirable, it will sell and purchase securities to effect the change. When the Adviser believes that a change will be temporary (generally, 3 years or less), it may choose to effect the change by using futures contract strategies as described below in "Temporary Allocations."


Conservative Balanced Fund is designed for investors seeking exposure primarily to fixed income securities with limited exposure to equity securities. The fixed income portion of the Fund's portfolio uses the investment styles of Managed Fixed Income Fund and Stable Income Fund, Total Return investment style, Positive Return investment style and Short Maturity investment style, in order to reduce the risk of relying on a single fixed income investment style.


The Fund will generally invest the following percentages of its total assets in accordance with the indicated investment styles (as noted under "Investment Policies - Equity Funds - Diversified Equity Fund" above, Diversified Equity Fund generally invests its assets using five different equity investment styles):


Conservative Balanced Fund Allocation

Diversified Equity Fund style                                           25%
Index Fund style 25%, Income Equity Fund style 25%,
Large Company Growth Fund style 25%,
Small Company investment style 10%, International Fund style 15%
Managed Fixed Income Fund style                                     16 2/3%
Total Return investment style                                       16 2/3%
Positive Return investment style                                    16 2/3%
Stable Income Fund style                                                15%
Short Maturity investment style                                         10%

TOTAL FUND ASSETS                                                      100%


Investors should refer to the descriptions of Diversified Equity Fund (and the five investment styles used by Diversified Equity Fund), Managed Fixed Income Fund and Stable Income Fund for a discussion of the objectives, policies and risks involved in the investments and investment techniques of those Funds and, accordingly, of the portions of Conservative Balanced Fund that are invested using similar investment styles. The investment policies related to Total Return investment style, Positive Return investment style and Short Maturity investment style are listed below. The management of the Fund's assets is divided among the Fund's eleven portfolio managers - the portfolio managers of Diversified Equity Fund, the portfolio managers of Managed Fixed Income Fund and Stable Income Fund and the portfolio managers who manage the assets allocated to the Total Return, Positive Return and Short Maturity investment styles.


Moderate Balanced Fund is designed for investors seeking roughly equivalent exposures to fixed income securities and equity securities. The fixed income portion of the Fund's portfolio uses the investment styles of Managed Fixed Income Fund, Stable Income Fund, and Total Return and Positive Return investment styles in order to reduce the risk of relying on a single fixed income investment style.


The Fund will generally invest the following percentages of its total assets in accordance with the indicated investment styles (as noted under "Investment Policies - Equity Funds - Diversified Equity Fund" above, Diversified Equity Fund generally invests its assets using five different equity investment styles):

Moderate Balanced Fund Allocation

Diversified Equity Fund style                                           40%
Index Fund style 25%, Income Equity Fund style 25%,
Large Company Growth Fund style 25%,
Small Company investment style 10%, International Fund style 15%
Managed Fixed Income Fund style                                         15%
Total Return investment style                                           15%
Positive Return investment style                                        15%
Stable Income Fund style                                                15%

TOTAL FUND ASSETS                                                      100%


Investors should refer to the descriptions of Diversified Equity Fund (and the five investment styles used by Diversified Equity Fund), Managed Fixed Income Fund and Stable Income Fund for a discussion of the objectives, policies and risks involved in the investments and investment techniques of those Funds and, accordingly, of the portions of Moderate Balanced Fund that are invested using similar investment styles. The investment policies related to Total Return and Positive Return investment styles are listed below. The management of the Fund's assets is divided among the Fund's ten portfolio managers - the portfolio managers of Diversified Equity Fund, the portfolio managers of Managed Fixed Income Fund, and Stable Income fund and the portfolio managers who manages the assets allocated to the Total Return and Positive Return investment style.


Growth Balanced Fund is designed for investors seeking long-term capital appreciation in the equity securities market in a balanced fund. The fixed income portion of the Fund's portfolio uses the investment styles of Managed Fixed Income Fund, and Total Return and Positive Return investment styles in order to reduce the risk of relying on a single fixed income investment style.


The Fund will generally invest the following percentages of its total assets in accordance with the indicated investment styles (as noted under "Investment Policies - Equity Funds - Diversified Equity Fund" above, Diversified Equity Fund generally invests its assets using five different equity investment styles):


Growth Balanced Fund Allocation

Diversified Equity Fund style                                           65%
Index Fund style 25%, Income Equity Fund style 25%,
Large Company Growth Fund style 25%,
Small Company investment style 10%, International Fund style 15%
Managed Fixed Income Fund style                                     11 2/3%
Total Return investment style                                       11 2/3%
Positive Return investment style                                    11 2/3%

TOTAL FUND ASSETS                                                      100%


Investors should refer to the descriptions of Diversified Equity Fund (and the five investment styles used by Diversified Equity Fund) and Managed Fixed Income Fund for a discussion of the objectives, policies and risks involved in the investments and investment techniques of those Funds and, accordingly, of the portions of Growth Balanced Fund that are invested using similar investment styles. The investment policies related to Total Return and Positive Return investment styles are listed below. Management of the Fund's assets is divided among the Fund's nine portfolio managers - the portfolio managers of Diversified Equity Fund, the portfolio managers of Managed Fixed Income Fund and the portfolio managers who manage the assets allocated to the Total Return and Positive Return investment styles.


Total Return investment style seeks seeks total return by investing in a portfolio of U.S. Government and high-quality corporate fixed income securities, including mortgage-backed securities, and high-quality corporate fixed income securities. The Adviser's investment decisions are based on its analysis of major changes in the direction of interest rates rather than on attempts by the Adviser to predict short-term interest rate fluctuations. The Adviser also applies a contrarian perspective by looking for undervalued segments of the fixed income market which the Adviser believes offer opportunities for increased returns.

In making its investment decisions assets allocated to this investment style, the Adviser focuses on the maturity structure and quality structure of the Fund's portfolio. When the Adviser's outlook is for rising interest rates and falling bond values, the majority of these assets will be invested in securities with short-term maturities in an effort to take advantage of rising interest rates while minimizing the negative effect of falling bond prices. When the Adviser anticipates interest rates to fall and bond prices to increase, the Adviser will invest assets allocated to this investment style in securities with long-term maturities in an attempt to lock in high interest rates and capitalize on bond price appreciation. Accordingly, the average maturity of securities managed in accordance with this investment style will vary from 1 to 30 years.


The Adviser may invest assets allocated to this investment style in an unlimited amount of its assets in either corporate securities, including corporate bonds, debentures and notes, or U.S. Government Securities. The Adviser will invest assets allocated to this investment style to a greater degree in corporate securities, however, as the spread between corporate and U.S. Government Securities offers potential for incremental returns. In investing assets allocated to this investment style, the Adviser limits investment in variable or floating rate securities to 5 percent of its net assets. In investing assets in accordance with this investment style, the Adviser does not currently invest in mortgage-backed securities or enter "dollar roll" transactions, but reserves the right to do so in the future.


In investing assets in accordance with this investment style, the Adviser may invest in preferred stocks and securities convertible into common stock, but may not own the common stock underlying a convertible security. The Adviser will only purchase securities (including convertible securities) that are rated, at the time of purchase, within the four highest long term or two highest short-term rating categories assigned by a Nationally Recognized Statistical Rating Organization, such as Moody's Investors Service, Inc., Standard & Poor's Corporation and Fitch Investors Services, Inc., or which are unrated and determined by the Adviser to be of comparable quality.


Positive Return investment style seeks positive total return each calendar year regardless of the bond market by investing in a portfolio of U.S. Government and corporate fixed income investments. The Adviser's investment with respect to assets invested in this investment style are divided into two components, short bonds with maturities of 2 years or less and long bonds with maturities of 25 years or more. Shifts between short bonds and long bonds are made based on movement in the prices of bonds rather than on the Adviser's forecast of interest rates. During periods of falling prices (generally decreasing interest rate environments) long bonds are sold to protect capital and limit losses. Conversely, when bond prices rise, long bonds are purchased. Accordingly, the average maturity of the portfolio of securities invested in the Positive Return investment style will vary. It is anticipated that under normal circumstances the portfolio of securities invested in this investment style will have an average dollar-weighted maturity of between 1 and 30 years.


Under normal circumstances, at least 50% of the net assets allocated to this style will be U.S. Government Securities, including Treasury securities. All securities allocated to Positive Return investment style will be, at the time of purchase, (i) rated in one of the two highest long-term rating categories assigned by a Nationally Recognized Statistical Rating Organization such as Moody's Investors Service, Inc., Standard & Poor's Corporation and Fitch Investors Services, Inc. or (ii) unrated and determined by the Adviser to be of comparable quality. No more than 25 percent may be in the second highest rating category. Investments may include zero-coupon securities, securities with variable or floating rates of interest and asset-backed securities, but only 25 percent of the net assets allocated to this investment style, in the aggregate, may be invested in these securities. Positive Return investment style may not invest in convertible securities, mortgage pass-through securities or private placement securities. Within these constraints, the Adviser purchases securities which it believes have above average yields.


Short Maturity investment style seeks to provide a higher total return than is generally available from money market funds. The assets allocated to Short Maturity investment style will be invested in a portfolio of high-quality fixed and variable rate fixed income securities. This portion of Conservative Balanced Fund's assets is managed to increase income and preserve or enhance total return by actively managing average portfolio maturity in light of market conditions and trends. Investments may include a broad spectrum of short-term instruments of United States and foreign issuers, including U.S. Government Securities, and the debt securities of financial institutions, corporations, foreign governments, municipal governments, supranational organizations and others. Investments are limited to instruments with a remaining maturity of 5 years or less. With respect to assets allocated to this investment style, the Fund will maintain a dollar-weighted average portfolio maturity of 1 year or less and, under normal circumstances, will maintain 50 percent of the assets in instruments with a maturity of under 1 year. Up to 25 percent of the assets may be non-U.S. dollar denominated and, with respect to those assets, the Adviser will attempt to hedge currency fluctuation risk. Investments may include mortgage-backed securities and other asset-backed securities, limited to not more than 50 percent and 25 percent, respectively, of the assets allocated to this investment style. The Fund may enter into "dollar roll" transactions related to these investments and may purchase stripped mortgage-backed securities. The Fund may invest up to 10 percent of its assets allocated to the style in guaranteed investment contracts issued by insurance companies. The securities allocated to the style may have variable or floating rates of interest or principal and may include participation interests and Municipal Securities. Municipal Securities include obligations of the states, territories or possessions of the United States and their subdivisions, authorities and corporations.


All securities allocated to Short Maturity investment style will be, at the time of purchase, (i) rated in one of the two highest short-term rating categories by two Nationally Recognized Statistical Rating Organizations ("NRSROs") (or, if only one NRSRO has issued a rating, by that NRSRO), (ii) rated in one of the three highest long-term rating categories by two NRSROs (or, if only one NRSRO has issued a rating, by that NRSRO), or (iii) unrated and determined by the Adviser to be of comparable quality. Of the securities allocated to this style, no more than 5 percent may be in any of the lowest permissible rating categories.

In order to manage its exposure to different types of investments, Conservative Balanced Fund may enter into interest rate, currency and mortgage swap agreements invested in the Short Maturity investment style and may purchase and sell interest rate caps, floors and collars. The Fund may also engage in certain strategies involving options (both exchange-traded and over-the-counter) to attempt to enhance the return on assets invested in this style and may attempt to reduce the overall risk of those assets or limit the uncertainty in the level of future foreign exchange rates (hedge) by using options and futures contracts and foreign currency forward contracts. The Fund's ability to use these strategies may be limited by market considerations, regulatory limits and tax considerations. In pursuing its Short Maturity investment style strategies, the Fund may write covered call and put options, buy put and call options, buy and sell interest rate and foreign currency futures contracts and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid, high-grade debt instruments with a value at all times sufficient to cover the Fund's obligations under the option.

Temporary Allocations. In its discretion, the Adviser may increase or decrease the percentage of assets of each Balanced Fund that are invested in fixed income and equity securities. When the Adviser believes that a percentage reallocation will be of short duration (generally, up to 3 years), the Adviser may determine to achieve the economic equivalent of a reallocation without incurring securities transaction costs by using futures contracts rather than selling and purchasing securities. Under this strategy, to the extent of the percentage asset allocation change, the Fund would not be invested in nor subject to the risks related to the types of individual securities purchased in accordance with the various investment styles used by the Fund. Rather, the Fund would be invested in and subject to the risks related to futures contracts. For a description of futures contracts and their risks see "Appendix A: Investments, Investment Strategies and Risk Considerations - Futures Contracts and Options."

Investment Policies

Fixed Income Funds

The five Fixed Income Funds invest primarily in fixed income securities pursuant to the investment policies described below. For a general description of fixed income securities, see "Additional Investment Policies - Fixed Income Securities and Their Characteristics" below. Each Fixed Income Fund except Intermediate U.S. Government Fund may invest in foreign issuers. These investments may involve certain risks. See "Investment Policies - Equity Funds - International Fund - Foreign Investment Risks and Considerations."

Intermediate U.S. Government Fund seeks to attain its investment objective by investing primarily in fixed and variable rate U.S. Government Securities. Under normal circumstances, the Fund intends to invest at least 65 percent of its assets in U.S. Government Securities and may invest up to 35 percent of its assets in fixed income securities that are not U.S. Government Securities. The Fund emphasizes the use of intermediate maturity securities to lessen interest rate risk, while employing low risk yield enhancement techniques to add to the Fund's return over a complete economic or interest rate cycle.

The securities in which the Fund invests will include mortgage-backed and other asset-backed securities, although the Fund will limit these investments to not more than 50 percent and 25 percent, respectively, of its total assets. As part of its mortgage-backed securities investments, the Fund may enter into "dollar roll" transactions. Certain fixed income securities are "zero-coupon" securities and the Fund will limit its investment in these securities, except those issued through the U.S. Treasury's STRIPS program, to not more than 10 percent of the Fund's total assets. The Fund may also invest in securities that are restricted as to disposition under the Federal securities laws (sometimes referred to as "private placements" or "restricted securities"). In addition, the Fund may not invest more than 25 percent of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury. The Fund may make short sales and may purchase securities on margin (borrow money in order to purchase securities), which are considered speculative investment techniques. See "Appendix A: Investments, Investment Strategies and Risk Considerations - Short Sales" and "- Purchasing Securities on Margin."

The Fund will only purchase securities that are rated, at the time of purchase, within the two highest rating categories assigned by a Nationally Recognized Statistical Rating Organization, such as Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investors Services, Inc., or which are unrated and determined by the Adviser to be of comparable quality.

The Fund primarily will invest in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 12 years, and it is anticipated that the Fund's portfolio of securities will have an average dollar-weighted maturity of between 3 and 7 years. Under normal circumstances, the Fund's portfolio of securities will have a duration of between 75 percent and 125 percent of the duration of the Lehman Intermediate Government Bond Index, which is used as the Fund's benchmark index as described under "Other Information - Fund Performance." Duration is a measure of a debt securities average life that reflects the present value of the securities cash flow and, accordingly, is a measure of price sensitivity to interest rate changes ("duration risk"). Because earlier payments on a debt security have a higher present value, duration of a security, except a zero-coupon security, will be less than the security's stated maturity.

In order to manage its exposure to different types of investments, the Fund may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate caps, floors and collars. The Fund may also engage in certain strategies involving options (both exchange-traded and over-the-counter) to attempt to enhance the Fund's return and may attempt to reduce the overall risk of its investments ("hedge") by using options and futures contracts. The Fund's ability to use these strategies may be limited by market considerations, regulatory limits and tax considerations. The Fund may write covered call and put options, buy put and call options, buy and sell interest rate futures contracts, and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid, high-grade debt instruments with a value at all times sufficient to cover the Fund's obligations under the option.

Managed Fixed Income Fund seeks to attain its investment objective by investing primarily in investment grade intermediate term obligations. The Fund invests in a diversified portfolio of fixed and variable rate U.S. dollar denominated fixed income securities of a broad spectrum of United States and foreign issuers, including U.S. Government Securities and the debt securities of financial institutions, corporations, and others. The Fund emphasizes the use of intermediate maturity securities to lessen duration risk (as described below), while employing low risk yield enhancement techniques to add to the Fund's return over a complete economic or interest rate cycle. Intermediate term obligations comprise securities with maturities of between 2 and 20 years.

The securities in which the Fund invests include mortgage-backed securities and other asset-backed securities, although the Fund limits these investments to not more than 50 percent and 25 percent, respectively, of its total assets. As part of its asset-backed securities investments, the Fund may enter into "dollar roll" transactions and may purchase stripped mortgage-backed securities. The Fund may invest any amount of its assets in U.S. Government Securities, or in the securities of financial institutions, corporations, and others. The Fund may invest in securities that are restricted as to disposition under the Federal securities laws (sometimes referred to as "private placement" or "restricted securities"). In addition, the Fund may not invest more than 30 percent of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury.

The Fund may invest up to 10 percent of its total assets in participations purchased from financial institutions in loans or securities in which the Fund may invest directly. The Fund may also invest up to 10 percent of its total assets in each of (i) obligations issued or guaranteed by the governments of countries which the Adviser believes do not present undue risk or by those countries' political subdivisions, agencies or instrumentalities, (ii) obligations of supranational organizations and (iii) obligations of the states, territories or possessions of the United States and their subdivisions, authorities and corporations ("municipal securities").

The Fund only purchases securities that are rated, at the time of purchase, within the four highest long-term or two highest short-term rating categories assigned by a Nationally Recognized Statistical Rating Organization, such as Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investors Services, Inc., or which are unrated and determined by the Adviser to be of comparable quality.


The Fund invests in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 30 years. Under normal circumstances, the Fund's portfolio of securities will have an average dollar-weighted portfolio maturity of between 3 and 12 years and a duration of between 2 and 6 years. Duration is a measure of a debt security's average life that reflects the present value of the security's cash flow and, accordingly, is a measure of price sensitivity to interest rate changes ("duration risk"). Because earlier payments on a debt security have a higher present value, duration of a security, except a zero-coupon security, is less than the security's stated maturity.

In order to manage its exposure to different types of investments, the Fund may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate caps, floors and collars. The Fund may also engage in certain strategies involving options (both exchange-traded and over-the-counter) to attempt to enhance the Fund's return and may attempt to reduce the overall risk of its investments ("hedge") by using options and futures contracts. The Fund's ability to use these strategies may be limited by market considerations, regulatory limits and tax considerations. The Fund may write covered call and put options, buy put and call options, buy and sell interest rate futures contracts and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid, high-grade debt instruments with a value at all times sufficient to cover the Fund's obligations under the option.

Effective April 1, 1996 the Fund will employ two investment styles - Total Return investment style and Positive Return investment style - in addition to the investment style currently employed by the Fund, to the extent consistent with the Fund's investment objective and policies. Each of the two new investment styles, based on distinct investment criteria, tends to invest in debt obligations with either shorter or longer maturities. For a desciption of these investment styles, see "Investment Policies - Balanced Funds." Reliance on multiple investment styles is intended to reduce the price and return volatility of the Fund and provide more consistent fixed income returns. In addition, to more appropriately reflect the utilization of three distinct investment styles in pursuit of the the Fund's investment objective, effective April 1, 1995 the Fund will change its name to "Diversified Bond Fund."

Stable Income Fund seeks to maintain safety of principal while providing low volatility total return by investing primarily in investment grade short-term obligations. The Fund invests in a diversified portfolio of fixed and variable rate U.S. dollar denominated fixed income securities of a broad spectrum of United States and foreign issuers, including U.S. Government Securities and the debt securities of financial institutions, corporations, and others.

The securities in which the Fund invests include mortgage-backed and other asset-backed securities, although the Fund limits these investments to not more than 60 percent and 25 percent, respectively, of its total assets. In addition, the Fund limits its holdings of mortgage-backed securities that are not U.S. Government Securities to 25 percent of its total assets. The Fund may invest any amount of its assets in U.S. Government Securities, but under normal circumstances less than 50 percent of the Fund's total assets are so invested. The Fund may invest in securities that are restricted as to disposition under the Federal securities laws (sometimes referred to as "private placements" or "restricted securities"). In addition, the Fund may not invest more than 25 percent of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10 percent of its total assets in the securities of any other issuer.

The Fund only purchases those securities that are rated, at the time of purchase, within the three highest long-term or two highest short-term rating categories assigned by a Nationally Recognized Statistical Rating Organization, such as Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investors Services, Inc., or which are unrated and determined by the Adviser to be of comparable quality.

The Fund invests in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to12 years and seeks to maintain an average dollar-weighted portfolio maturity of between 2 and 5 years.

In order to manage its exposure to different types of investments, the Fund may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate caps, floors and collars. The Fund may also engage in certain strategies involving options (both exchange-traded and over-the-counter) to attempt to enhance the Fund's income and may attempt to reduce the overall risk of its investments or limit the uncertainty in the level of future foreign exchange rates (hedge) by using options and futures contracts and foreign currency forward contracts. The Fund's ability to use these strategies may be limited by market considerations, regulatory limits and tax considerations. The Fund may write covered call and put options, buy put and call options, buy and sell interest rate and foreign currency futures contracts and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid, high-grade debt instruments with a value at all times sufficient to cover the Fund's obligations under the option.

Ready Cash Investment Fund invests in a broad spectrum of high-quality, short-term money market instruments of United States and foreign issuers that are determined by the Adviser, pursuant to procedures adopted by the Board, to be eligible for purchase and to present minimal credit risks. These instruments may be U.S. Government Securities or the securities of financial institutions, corporations, foreign governments, municipal governments, supranational organizations and others. The Fund may invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940) and will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Fund may purchase securities with ultimate maturities of greater than 397 days only in accordance with Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities may be purchased.


The securities in which the Fund invests will include mortgage-related securities, asset-backed securities and participation interests and may have variable or floating rates of interest or principal. Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, the Fund will not invest more than 5 percent of its total assets in the securities of any one issuer. In addition, to ensure adequate liquidity, the Fund may not invest more than 10 percent of its net assets in illiquid securities. Under the supervision of the Board, the Adviser determines and monitors the liquidity of portfolio securities.


High-quality instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in one of the two highest rating categories by two Nationally Recognized Statistical Rating Organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by the Adviser to be of comparable quality. The Fund will invest at least 95 percent of its total assets in securities in the highest rating category (as determined pursuant to Rule 2a-7).

Additional Investment Policies

All investment policies of a Fund that are designated as fundamental, and each Fund's investment objective, may not be changed without approval of the holders of a majority of the Fund's outstanding voting securities. A majority of a Fund's outstanding voting securities means the lesser of 67 percent of the shares of the Fund present or represented at a shareholders' meeting at which the holders of more than 50 percent of the shares are present or represented, or more than 50 percent of the outstanding shares of the Fund. Except as otherwise indicated, investment policies of the Funds are not fundamental and may be changed by the Board without shareholder approval.

Investment Limitations. The Funds have adopted the investment limitations listed below, each of which is a nonfundamental policy except as noted. These policies relate to each Fund and, unless otherwise noted, not to a portion of a Fund invested in a particular investment style. Other investment limitations, including additional provisions with respect to the limitations listed below, are described in the SAI.

Diversification. Each Fund is a "diversified" portfolio as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As a fundamental policy, with respect to 75 percent of its assets, no Fund may purchase a security (other than a U.S. Government Security) if, as a result, (i) more than 5 percent of the Fund's total assets would be invested in the securities of a single issuer or (ii) the Fund would own more than 10 percent of the outstanding voting securities of any single issuer. International Fund may invest up to 100 percent of its investment assets in the International Portfolio and each other Fund (except Ready Cash Investment Fund) reserves the right to invest all or a portion of its assets in another diversified, open-end investment company with substantially the same investment objective and policies as the Fund.


Concentration. Except as noted below, each of the Funds is prohibited from concentrating its assets in the securities of issuers in any industry. As a fundamental policy, no Fund may purchase securities if, immediately after the purchase, more than 25 percent of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry. This limit does not apply to investments in U.S. Government Securities, foreign government securities, repurchase agreements covering U.S. Government Securities or investment company securities. Under normal circumstances, Ready Cash Investment Fund will invest more than 25 percent of its total assets in the obligations of domestic and foreign financial institutions and their holding companies. This concentration may result in increased exposure to risks pertaining to the financial institution industry. These risks include a sustained increase in interest rates, which can adversely affect the availability and cost of a bank's lending activities; exposure to credit losses during times of economic decline; concentration of loan portfolios in certain industries; regulatory developments; and competition among financial institutions.


Illiquid Securities. Each of the Funds limits its purchase of illiquid securities. No Fund may knowingly acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15 percent (10 percent for Ready Cash Investment Fund) of the Fund's net assets taken at current value would be invested in securities which are not readily marketable. Illiquid investments include securities that are illiquid by virtue of legal or contractual restrictions on the sale of such securities and repurchase agreements not entitling the holder to principal within 7 days. Under the supervision of the Board, the Advisers determine and monitor the liquidity of portfolio securities.

Borrowing and Lending. As a fundamental policy, each Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, but not in excess of 33 1/3 percent of the value of the Fund's total assets as computed immediately after the borrowing. Borrowing for other than temporary or emergency purposes or meeting redemption requests is limited to 5 percent of the value of each Fund's total assets except in the case of Intermediate U.S. Government Fund, Managed Fixed Income Fund and, with respect to their assets invested in the Managed Fixed Income Fund investment style, the Balanced Funds. When a Fund establishes a segregated account to limit the amount of leveraging of the Fund with respect to certain investment techniques, the Fund does not treat those techniques as involving borrowings (although they may have characteristics and risks similar to borrowings and result in the Fund's assets being leveraged). See "Appendix A: Investments, Investment Strategies and Risk Considerations - Borrowing" and "Techniques Involving Leverage." As a fundamental policy, no Fund may make loans except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments for the Fund.

Margin and Short Sales. Except for Intermediate U.S. Government Fund, no Fund may purchase securities on margin or make short sales of securities, except short sales against the box. These prohibitions do not restrict the Funds' ability to use short-term credits necessary for the clearance of portfolio transactions and to make margin deposits in connection with permitted transactions in options and futures contracts.

Temporary Defensive Position. When business or financial conditions warrant, each Fund may assume a temporary defensive position and invest all or any portion of their assets in cash or in cash equivalents, including (i) short-term

U.S. Government Securities, (ii) prime quality short-term instruments of commercial banks, (iii) prime quality commercial paper, (iv) repurchase agreements with banks and broker-dealers covering any of the securities in which the Fund may invest directly and (v) shares of money market mutual funds. During periods when and to the extent that a Fund has assumed a temporary defensive position, it may not be pursuing its investment objective. The Funds may from time to time maintain investments in cash and cash equivalents pending investment in securities. The International Portfolio and, with respect to the portion of their assets managed by Schroder, Diversified Equity Fund, Growth Equity Fund and each Balanced Fund, may hold cash and bank instruments denominated in any major foreign currency. Prime quality refers to the two highest short-term ratings of a Nationally Recognized Statistical Rating Organization.

Common Investment Techniques. Each of the Funds may enter into repurchase agreements (for reasons other than temporary defensive purposes) and reverse repurchase agreements, may lend their portfolio securities and may purchase portfolio securities on a when-issued or forward commitment basis. It is currently anticipated that the Equity Funds will not enter into reverse repurchase agreements or purchase portfolio securities on a when-issued or forward commitment basis to any material extent.

Fixed Income Securities and Their Characteristics. Although each Fund only invests in investment grade fixed income securities, including money market instruments, an investment in a Fund is subject to risk even if all fixed income securities in the Fund's portfolio are paid in full at maturity. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates or the issuer's actual or perceived creditworthiness or ability to meet its obligations.

The market value of the interest-bearing debt securities held by the Funds will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. Moreover, the longer the remaining maturity of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Fixed income securities include those issued by the governments of foreign countries or by those countries' political subdivisions, agencies or instrumentalities as well as by supranational organizations such as the International Bank for Reconstruction and Development. To the extent otherwise permitted, the Funds may invest in these securities if the Adviser or Schroder believes that the securities do not present risks inconsistent with a Fund's investment objective.

Rating Matters. The Fixed Income Funds and, with respect to their assets invested in fixed income investment styles, the Balanced Funds, will invest in securities rated in the categories described in "Investment Objectives, Policies and Risk Considerations - Investment Policies - Fixed Income Funds." The Funds also may purchase unrated securities if the Adviser determines the security to be of comparable quality to a rated security that the Fund may purchase.
Unrated securities may not be as actively traded as rated securities. Each Fund may retain a security whose rating has been lowered below the Fund's lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the Fund's lowest permissible rating category) if the Adviser or Schroder determines that retaining the security is in the best interests of the Fund.


The Fund's investments are subject to "credit risk" relating to the financial condition of the issuers of the securities that the Funds hold. To limit credit risks, the Funds (other than Ready Cash Investment Fund) may only invest in securities that are investment grade - rated in the top four long-term investment grades by a Nationally Recognized Statistical Rating Organization ("NRSRO") or in the top two short-term investment grades by an NRSRO. Accordingly, the lowest permissible long-term investment grades for corporate bonds, including convertible bonds, are Baa in the case of Moody's Investor Services, Inc. ("Moody's") and BBB in the case of Standard & Poor's Corporation ("S&P") and Fitch Investors Service, Inc. ("Fitch"); the lowest permissible long-term investment grades for preferred stock are Baa in the case of Moody's and BBB in the case of S&P and Fitch; and the lowest permissible short-term investment grades for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, A-2 in the case of S&P and F-2 in the case of Fitch. A further description of the rating categories of certain NRSROs is contained in the SAI. All these ratings are generally considered to be investment grade ratings, although Moody's indicates that securities with long-term ratings of Baa have speculative characteristics.


Variable and Floating Rate Securities. The securities in which the Funds invest may have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to maintain a stable net asset value. Similarly to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities purchased by a Fund may be tied to Treasury or other government securities or indices on those securities as well as any other rate of interest or index. Certain variable rate securities (including mortgage-backed securities) pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. During periods when short-term interest rates are relatively low as compared to long-term interest rates, a Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. While this form of leverage may increase the security's, and thus the Fund's, yield, it may also increase the volatility of the security's market value.


There may not be an active secondary market for any particular floating or variable rate instrument; this could make it difficult for a Fund to dispose of the instrument during periods of market volatility or economic uncertainty or if the issuer's credit became impaired at a time when the Fund was not entitled to exercise any demand rights it might have. A Fund could, for this or other reasons, suffer a loss with respect to the instrument. The Advisers monitor the liquidity of the Funds' investments in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist at any time. Ready Cash Investment Fund also may purchase variable and floating rate demand notes which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.


Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security's maturity. The Funds intend to purchase these securities only when the Adviser believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisers may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that an Adviser will be able to limit the effects of principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.

Management of the Funds

The business of the Trust is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Funds and generally meets quarterly to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Funds and the Trust. In order to minimize potential conflicts of interest, only one trustee of Core Trust, John Y. Keffer, is also a trustee of the Trust. The SAI contains general background information about the trustees and officers of the Trust and Core Trust. The Board currently consists of seven members.

Investment Advisory Services

Norwest Investment Management. The Adviser serves as investment adviser of each Fund pursuant to investment advisory agreements between Norwest and the Trust. Subject to the general supervision of the Board, the Adviser makes investment decisions for each Fund and continuously reviews, supervises and administers each Fund's investment program or oversees the investment decisions of the investment subadviser, as applicable. The Adviser is a part of Norwest, which is a subsidiary of Norwest Corporation, a multi-bank holding company incorporated under the laws of Delaware in 1929. As of December 31, 1995, Norwest Corporation was the __th largest bank holding company in the United States in terms of assets. Norwest became a subsidiary of Norwest Corporation in 1929 and, as of December 31, 1995, the Adviser managed or provided investment advice with respect to assets totaling approximately $____ billion. Except for the fees paid to Norwest, each investment advisory agreement is the same in all material respects.

Schroder Capital Management International Inc. Subject to the Adviser's general oversight, Schroder, through its London, England branch, acts as investment subadviser to International Fund, Diversified Equity Fund, Growth Equity Fund, Conservative Balanced Fund, Moderate Balanced Fund and Growth Balanced Fund pursuant to investment subadvisory agreements among the Trust, Norwest and Schroder. Under these agreements, Schroder makes investment decisions for each Fund and continuously reviews, supervises and administers each Fund's investment program with respect to that portion, if any, of the respective Fund's portfolio that the Adviser believes should be invested using International Fund's investment philosophy. Each investment subadvisory agreement is the same in all material respects. Through its management of International Portfolio, Schroder manages the entire portfolio of International Fund.

Schroder, whose principal business address is 787 Seventh Avenue, New York, New York 10019, is registered with the SEC as an investment adviser and is a wholly-owned U.S. subsidiary of Schroders Incorporated, the wholly-owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large worldwide group of banks and financial services companies (referred to as the "Schroder Group") and has associated companies and branch and representative offices located in seventeen countries worldwide. The Schroder Group specializes in providing investment management services and has assets under management currently in excess of $90 billion.

International Fund. International Fund may withdraw its investment from International Portfolio, for which Schroder serves as investment adviser, at any time if the Board determines that it is in the best interests of International Fund and its shareholders to do so. See "Other Information - Core Trust Structure." Accordingly, International Fund has retained the Adviser as its investment adviser and Schroder as its investment subadviser to manage the Fund's assets in the event International Fund so withdraws its investment. Neither the Adviser or Schroder will receive any advisory or subadvisory fees with respect to International Fund as long as International Fund remains completely invested in International Portfolio or any other investment company.

Schroder acts as investment adviser to International Portfolio pursuant to an advisory agreement with Core Trust. Subject to the general supervision of Core Trust's board of trustees, Schroder makes investment decisions for International Portfolio and continuously reviews, supervises and administers International Portfolio's investment program. The investment advisory agreement between Schroder and Core Trust with respect to International Portfolio is the same in all material respects as the Funds' investment subadvisory agreements except as to the parties, the circumstances under which fees will be paid and the jurisdiction whose laws govern the agreement.

Core Trust Blended Portfolios. As noted under "Investment Policies - Investment in Core Trust," the five Blended Funds invest their assets which are managed in a small company, index and international investment style in three Blended Portfolios of Core Trust - Small Company Portfolio, Index Portfolio and International Portfolio II. Each Blended Fund may withdraw its investment from a Blended Portfolio at any time that the Board determines it is in the best interests of the Blended Fund and its shareholders to do so. See "Other Information - Core Trust Structure." Norwest serves as investment adviser to Small Company Portfolio and Index Portfolio and Schroder serves as investment adviser to International Portfolio II pursuant to separate advisory agreements with Core Trust. Subject to the general supervision of Core Trust's board of trustees, Norwest and Schroder perform services for the Blended Portfolios similar to those performed for the Trust under its investment advisory agreements.

Portfolio Managers. Many persons on the advisory staff of each of the Adviser and Schroder contribute to the investment advisory services provided to the Funds, International Portfolio and the three Blended Portfolios of Core Trust, as applicable. The following persons, however, are primarily responsible for the day-to-day management of the Funds' investment portfolios and, unless otherwise noted, have been since inception of the Funds:

Small Company Growth Fund - Robert B. Mersky, Senior Portfolio Manager and an Officer of Norwest and President of Peregrine Capital Management, Inc. Mr. Mersky has held various investment management positions with Norwest or its affiliates, including Peregrine, since 1977. From 1980 to 1984 he was head of investments for Norwest.

Large Company Growth Fund - John S. Dale, Senior Portfolio Manager and an Officer of Norwest and Senior Vice President of Peregrine Capital Management, Inc. Mr. Dale has held various investment management positions with Norwest or its affiliates, including Peregrine, since 1968. From 1984 to 1987 he was a Senior Vice President and Manager of Equity Advisors for Norwest.

International Fund - International Fund invests all of its assets in the International Portfolio and, accordingly, there is currently no portfolio manager for this Fund. Mr. Mark J. Smith, First Vice President and Director of Schroder since April 1993, however, is responsible for the day-to-day management of the International Portfolio's investment portfolio. Mr. Smith has been associated with Schroder or its affiliates since 1983 in various positions, including portfolio manager of other mutual funds and pooled investment vehicles that invest in international securities. Mr. Smith also serves as portfolio manager of International Portfolio II.

Income Equity Fund - David L. Roberts, Senior Vice President of Norwest since 1991. Mr. Roberts has been associated with Norwest for 20 years in various investment related capacities.

Index Fund - No single person at the Adviser acts as portfolio manager of the Fund.

Intermediate U.S. Government Fund - Marjorie H. Grace, Vice President of Norwest since 1992. Ms. Grace was a portfolio manager of Norwest Bank from 1992-1993; an Institutional Salesperson with Norwest Investment Services, Inc. from 1991-1992; a portfolio manager with United Banks of Colorado from 1989-1991; and Vice President and portfolio manager with Colombia Savings and Loan from 1987-1989.

Managed Fixed Income Fund - William D. Giese, Senior Portfolio Manager and an officer of Norwest and Senior Vice President of Peregrine Capital Management, Inc. Mr. Giese has been a portfolio manager with Peregrine for 10 years and has approximately 20 years experience in the fixed income securities management business.

Stable Income Fund - Karl P. Tourville, Vice President of Norwest since 1989. Mr. Tourville has been associated with Norwest since 1986. As of December 31, 1994, Mr. Tourville was responsible for the management of over $1.3 billion in pooled fixed income assets.


Short Maturity investment style - David D. Sylvester and Laurie R. White. For a description of Mr. Sylvester and Ms. White, see "Ready Cash Investment Fund" above.


Small Company investment style and Small Company Portfolio - Robert B. Mersky, Kirk McCown and Thomas H. Forester. For a description of Mr. Mersky, see "Small Company Growth Fund" above. Mr. McCown is founder, President and a Director of Crestone Capital Management, Inc., a subsidiary of Norwest which is investment subadviser to Small Company Stock Fund, another fund of the Trust. Prior thereto, Mr. McCown was Senior Vice President of Reich & Tang, L.P. Mr. Forester is an officer of Norwest and Senior Vice President of Peregrine Capital Management, Inc. Mr. Forester joined Peregrine in 1995. From 1992 to 1995 he was Vice President of Lord Asset Management, an investment adviser. Mr. McCown commenced serving as a portfolio manager of each Blended Fund on June 1, 1995. Mr. Forester commenced serving as a portfolio manager of each Blended Fund on _______, 199_.


Total Return investment style - Mr. David B. Kinney, Vice President and Senior Portfolio Manager of Norwest, has been associated with Norwest since 1981. Mr. Kinney has been portfolio manager of the Total Return Bond Fund, another fund of the Trust that invests exclusively in this investment style since its inception and commenced serving as a portfolio manager of each Blended Fund on June 1, 1995.


Positive Return investment style - William D. Giese, Senior Portfolio Manager and an officer of Norwest and Senior Vice President of Peregrine Capital Management, Inc. For a description of Mr. Giese see "Managed Fixed Income Fund" above. Mr. Giese commenced serving as a portfolio manager of each Blended Fund on June 1, 1995.

The day-to-day management of the portfolios of Diversified Equity Fund, Growth Equity Fund, Conservative Balanced Fund, Moderate Balanced Fund and Growth Balanced Fund is performed by the portfolio managers listed above with respect to the portion of the Fund's portfolio that is invested using the investment style of another Fund. In addition, the portfolio managers responsible for the management of a Blended Funds' assets allocated to the Small Company investment style, Positive Return investment style and Short Maturity investment style are listed above:


As an example, there are five portfolio managers of Growth Equity Fund: Mr. Mersky. Mr. McCown and Mr. Forester are responsible for the Fund's assets invested in accordance with Small Company investment style, Mr. Dale is responsible for the Fund's assets invested in accordance with Large Company Growth Fund investment style and Mr. Smith of Schroder is responsible for the Fund's assets invested in accordance with International Fund's investment style. Cash balances of each Fund, are managed by Mr. Sylvester and Ms. White, the portfolio managers for Ready Cash Investment Fund, a separate series of the Trust which is offered by a separate prospectus.

Advisory Fees

The investment advisory fees payable to Norwest by the Trust with respect to each Fund (and payable to Schroder by Core Trust with respect to International Portfolio) are based on the average daily net assets of the respective Fund (or International Portfolio) at the following annual rates:

Advisory Fee Rate

Diversified Equity Fund                                                    0.65%
Growth Equity Fund                                                         0.90%
Large Company Growth Fund                                                  0.65%
Small Company Growth Fund                                                  0.90%
International Fund                                                         0.45%
Income Equity Fund                                                         0.50%
Index Fund                                                                 0.15%
Conservative Balanced Fund                                                 0.45%
Moderate Balanced Fund                                                     0.53%
Growth Balanced Fund                                                       0.58%
Intermediate U.S. Government Fund                                          0.33%
Managed Fixed Income Fund                                                  0.35%
Stable Income Fund                                                         0.30%

The advisory agreement for International Fund provides for an advisory fee payable to the Adviser of 0.85 percent of the average annual daily net assets of the Fund in the event that the Fund is not completely invested in International Portfolio or another investment company. As International Fund currently invests all of its assets in International Portfolio, no fees are payable under that agreement. Pursuant to the investment subadvisory agreements, the Adviser (and not the Trust) pays Schroder a fee for their investment subadvisory services; however, that compensation does not increase the amount paid by the Trust to the Adviser pursuant to the Adviser's investment advisory agreements.

With respect to International Portfolio, for services under its advisory agreement, Schroder receives from Core Trust an advisory fee of 0.45 percent of International Portfolio's average annual daily net assets.

With respect to Small Company Portfolio and Index Portfolio of Core Trust, for services under its investment advisory agreements, Norwest receives from Core Trust advisory fees of 0.90 percent and 0.15 percent of the respective Portfolio's average annual daily net assets. For its services under its investment advisory agreement, with respect to International Portfolio II of Core Trust, Schroder receives from Core Trust an advisory fee of 0.45 percent of International Portfolio II's average annual daily net assets. Norwest waives all of the advisory fees payable by Small Company Portfolio and Index Portfolio. Schroder does not receive a subadvisory fee from any Blended Fund to the extent that such Fund's assets are invested in International Portfolio II, and Norwest reimburses International Portfolio II the amount of the advisory fee the Portfolio pays to Schroder. Accordingly, duplicative investment advisory fees are not incurred by any Fund.

Advisory fees are accrued daily and paid monthly. The advisory fees for Growth Equity Fund and Small Company Growth Fund and the combined advisory and administrative services fees for International Fund are higher than those paid by most investment companies of all types to their advisers, but the Trust believes that the fees are appropriate for these Funds considering their investment objectives and policies.

Administrative and Other Services

Administration and Distribution Services. Subject to the supervision of the Board, Forum Financial Services, Inc. ("Forum") supervises the overall management of the Trust (other than portfolio management), including the Trust's receipt of services for which the Trust is obligated to pay, and provides the Trust with general office facilities pursuant to a management agreement with the Trust. Forum provides persons satisfactory to the Board to serve as officers of the Trust. As of the date of this Prospectus, Forum acted as manager and distributor of registered investment companies and collective trust funds with assets of approximately $9.0 billion. Forum, whose principal business address is 61 Broadway, New York, New York 10006, is a registered broker-dealer and investment adviser and is a member of the National Association of Securities Dealers, Inc. As of the date hereof, Forum is controlled by John Y. Keffer, Chairman and President of the Trust.

For its management services and facilities, Forum receives a fee at an annual rate of 0.10 percent of the average daily net assets of each Fund. Forum also serves as administrator of Core Trust and provides administrative services for the International Portfolio and each Blended Portfolio that are similar in nature to those provided to the Funds. For its administrative services, Forum is compensated by Core Trust at an annual rate of 0.15 percent of the average daily net assets of International Portfolio and at an annual rate of 0.10 percent of the average daily net assets of each Blended Portfolio. Forum will waive the amount of its management fee that it would otherwise be entitled to receive from a Blended Fund for that portion of the assets of the Blended Fund invested in a Blended Portfolio. Forum's management and administration fees are accrued daily and paid monthly.

In addition, pursuant to a separate services agreement, Norwest receives a fee at an annual rate of 0.25 percent of the average annual daily net assets of International Fund. Under this agreement, Norwest is responsible for compiling data for and preparing communications between the Fund and its shareholders, maintaining requisite information flows between the Fund and the investment adviser to International Portfolio, monitoring and reporting to the Board on the performance of International Portfolio and reimbursing the Fund for certain excess expenses. No fees are payable under this service agreement in the event that the International Fund is not completely invested in International Portfolio or another investment company. International Fund incurs total management and administrative fees at a higher rate than the other Funds due in part to the nature of the Fund's structure and the Fund's investment policies.

Pursuant to a separate distribution agreement with the Trust, Forum acts as the agent of the Trust in connection with the offering of the shares of the Funds. Forum receives no payments for its services as distributor of the Shares. In addition, no Fund and no Portfolio of Core Trust has adopted a Rule 12b-1 Plan applicable to the Shares and, accordingly, no Fund incurs any distribution expenses. Forum also provides accounting services to the Funds and to Core Trust.

Shareholder Servicing and Custody. Norwest serves as transfer agent and dividend disbursing agent for the Trust (in this capacity, the "Transfer Agent"). The Transfer Agent maintains an account for each shareholder of the Trust (unless such accounts are maintained by sub-transfer agents or processing agents), performs other transfer agency and shareholder servicing functions for the Trust, and acts as dividend disbursing agent for the Trust. The Transfer Agent is permitted to subcontract any or all of its functions with respect to all or any portion of the Trust's shareholders to one or more qualified sub-transfer agents or processing agents, which may be its or Forum's affiliates, who agree to comply with the terms of the Transfer Agent's agreement with the Trust. The Transfer Agent is permitted to compensate those agents for their services; however, no such compensation may increase the aggregate amount of payments by the Trust to the Transfer Agent. For its services, Norwest is compensated at the annual rate of 0.25 percent of each Fund's average annual daily net assets attributable to the Shares.

Norwest also serves as the Trust's custodian and may appoint subcustodians for the foreign securities and other assets held in foreign countries. Except as noted below, Norwest currently receives no additional compensation for its custodial services, but the Funds will incur the expenses and costs of any subcustodian. International Fund and, to the extent they invest in the International Fund investment style, each Blended Fund indirectly incurs its pro rata portion of the custodial fees of Core Trust. The Chase Manhattan Bank, N.A. serves as custodian of International Portfolio and International Portfolio II and is paid a fee by Core Trust for its services. Norwest serves as custodian of Small Company Portfolio and Index Portfolio and currently receives no additional compensation for its custodial services with respect to those Portfolios.

Expenses of the Funds

Each Fund, as well as each Portfolio of Core Trust, is obligated to pay for all of its expenses, although Norwest has agreed to reimburse the Trust for certain of each Fund's operating expenses which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. For an estimate of each Fund's expenses for the current fiscal year, see "Summary - Expenses of Investing in the Funds." These expenses include: interest charges; taxes; brokerage fees and commissions; certain insurance premiums; applicable fees and expenses under the Trust's or Core Trust's contracts with the Advisers, Forum, the Transfer Agent and any custodian; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; auditing, legal and compliance expenses; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; compensation of certain of the Trust's or Core Trust's trustees, officers and employees and other personnel performing services for the Trust or Core Trust; and registration fees and related expenses.


Each Fund's expenses comprise Trust expenses attributable to the Fund and expenses not attributable to any particular portfolio of the Trust, which are allocated among the Funds and all other portfolios of the Trust in proportion to their average net assets. International Fund's expenses include the Fund's pro rata share of the operating expenses of International Portfolio, which are borne indirectly by International Fund's shareholders. Although the Blended Portfolio's do not incur investment advisory fees, they do incur other administrative and operating expenses. While the Blended Portfolios expenses are not borne directly by the Blended Funds, those expenses have the effect of reducing the net investment income of the Blended Portfolios.

The Advisers, Forum, the Transfer Agent and any other service provider to the Funds, International Portfolio or a Blended Portfolio may elect to waive all or a portion of their fees. Any such waivers will have the effect of increasing a Fund's performance for the period during which the waiver was in effect. No fee waivers may be recouped at a later date. Other than investment advisory fees, any fee paid by the Trust or Core Trust may be increased by the Board or the board of trustees of Core Trust without shareholder approval.

Each service provider to the Trust or their agents or affiliates may also act in various capacities for, and receive compensation from, their customers who are shareholders in a Fund. Under agreements with those customers, these entities may elect to credit against the fees payable to them by their customers or to rebate to customers all or a portion of any fee received from the Trust with respect to assets of those customers invested in the Funds.

Purchases and
Redemptions of Shares


Shares of each Fund are continuously sold and redeemed at a price equal to their net asset value on each Fund Business Day (as defined below) without charge. All transactions in Fund Shares are effected through the Transfer Agent, which accepts orders for purchases and redemptions only from shareholders of record and new investors. Shareholders of record receive periodic statements from the Trust listing all account activity during the statement period. I Shares of a Fund are offered to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates.

Purchase and Redemption Procedures

Purchases and Redemptions Through Financial Institutions. Shares may be purchased and redeemed (and in the case of Plans, generally will be purchased and redeemed) through certain banks, trust companies and their affiliates, including Norwest and its affiliates ("Processing Organizations"). Processing Organizations may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares through a Processing Organization will be subject to the procedures of their Processing Organization, which may include limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their Processing Organization procedures and should read this Prospectus in conjunction with any materials and information provided by their Processing Organization. Customers who purchase a Fund's shares through a Processing Organization may or may not be the shareholder of record and, subject to their Processing Organization's and the Funds' procedures, may have Fund shares transferred into their name. Under their arrangements with the Trust, broker-dealer Processing Organizations are not generally required to deliver payment for purchase orders until several business days after a purchase order has been received by a Fund. Certain other Processing Organizations may also enter purchase orders with payment to follow.



Certain shareholder services may not be available to shareholders who have purchased shares through a Processing Organization. These shareholders should contact their Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the Processing Organization and its customers. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to its customer. Certain states permit shares of the Funds to be purchased and redeemed only through registered broker-dealers, including the Funds' distributor.



Initial Purchases of Shares. Investors may obtain the account application form necessary to open an account by writing the Trust at the address listed on page 2 of the Prospectus.


To participate in shareholder services not referenced on the account application form and to change information on a shareholder's account (such as addresses), investors or existing shareholders should contact the Trust. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and to charge a fee for certain shareholder services, although no such fees are currently contemplated. Any privilege and participation in any program may be terminated by the shareholder at any time by writing to the Trust.

By Mail. Investors may send a check made payable to the Trust along with a completed account application form to the Trust at the address listed below. Checks are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into Federal funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer.


By Bank Wire. To make an initial investment in a Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust Transfer Agent at 612-667-8833 or 800-338-1348 to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:



     Norwest Bank Minnesota, N.A.
     ABA 091 000 019
     For Credit to: Norwest Funds 0844-131
     Re: [Name of Fund], [I Shares]
     Account Number:
     Account Name:


The investor should then promptly complete and mail the account application form. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for the use of Federal funds. The Trust does not charge investors for the receipt of wire transfers. Payment by bank wire is treated as a Federal funds payment when received.

Subsequent Purchases of Shares. Subsequent purchases may be made by mailing a check, by sending a bank wire or through the shareholder's Processing Organization as indicated above. All payments should clearly indicate the shareholder's name and account number.

Redemptions of Shares. Shareholders that wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application form. These privileges may not be available until several weeks after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.


By Mail. Shareholders may redeem shares by sending a written request to the Transfer Agent accompanied by any share certificate that may have been issued to the shareholder to evidence the shares being redeemed. All written requests for redemption must be signed by the shareholder with signature guaranteed, and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed. See "Purchases and Redemptions of Shares - General Information."



By Telephone. A shareholder who has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at 800-338-1348 or 612-667-8833 and providing the shareholder's account number, the exact name in which the shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Trust will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds. See "Purchases and Redemptions of Shares - General Information."



By Bank Wire. For redemptions of more than $5,000, a shareholder who has elected wire redemption privileges may request a Fund to transmit the redemption proceeds by Federal funds wire to a bank account designated in writing by the shareholder. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day after a redemption request in proper form is received by the Trust Transfer Agent.



Exchanges. Shareholders of I Shares may exchange their Shares for I Shares of the other Funds or certain other portfolios of the Trust, Institutional Shares of certain other portfolios of the Trust, and for shares of U.S. Government Fund and Treasury Fund of the Trust. The Trust may in the future offer I Shares, Institutional Shares, or other shares which will be exchangeable with the Shares of the Funds.


The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make; the Funds reserve the right, however, to limit excessive exchanges by any shareholder. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of, the Fund into which a shareholder is exchanging.

Exchanges may only be made between identically registered accounts or to open a new account. A new account application is required to open a new account through an exchange if the new account will not have an identical registration and the same shareholder privileges as the account from which the exchange is being made. Shareholders may only exchange into a fund if that fund's shares may legally be sold in the shareholder's state of residence. For Federal tax purposes, an exchange is treated as a redemption and a simultaneous new purchase. Exchange procedures may be materially amended or terminated by the Trust at any time upon 60 days' notice to shareholders. See "Additional Purchase and Redemption Information" in the SAI.

By Mail. Exchanges may be made by sending a written request to the Transfer Agent accompanied by any share certificates for the shares to be exchanged. All written requests for exchanges must be signed by the shareholder, and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed. See "Purchases and Redemptions of Shares - General Redemption Information."


By Telephone. A shareholder who has elected telephone exchange privileges may make a telephone exchange by calling the Transfer Agent at 800-338-1348 or 612-667-8833 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. See "Purchases and Redemptions of Shares - General Information."


General Information

Purchasing Shares. Investments in the Funds may be made either through certain financial institutions or by an investor directly. An investor who invests in a Fund directly will be the shareholder of record. Fund Shares are issued immediately following the next determination of net asset value made after acceptance of an investor's subscription and funds. An investor's funds will not be accepted or invested during the period before the Fund's receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds"). The Fund reserves the right to reject any subscription for the purchase of its shares. Share certificates are issued only to shareholders of record upon their written request and are not issued for fractional shares. With approval of the Trust and the Adviser, shares may be purchased with portfolio securities in lieu of cash.

Redeeming Shares. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund Shares are redeemed as of the next determination of the Fund's net asset value following acceptance by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). Normally, redemption proceeds are paid immediately, but in no event later than 7 days, following acceptance of a redemption order. Proceeds of a redemption request, however, will not be paid unless any check used for investment has been cleared by the shareholder's bank, which may take up to 15 days. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than 7 days except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstances as determined by the SEC.

Shareholders who wish to accomplish redemptions or exchanges by telephone must elect those privileges. The Trust, the Transfer Agent and Forum are not responsible for the authenticity of telephone instructions or losses, if any, resulting from unauthorized telephone redemption or exchange requests which reasonably are believed to be genuine. The Trust employs reasonable procedures (including the recording of certain telephone transactions) to insure that telephone orders are genuine. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.


Investment Minimums. Shares of each Fund are offered without a sales charge and may be redeemed without charge. The minimum investment in I Shares is $1,000. The minimum subsequent investment is $100. Shareholders who elect to purchase I Shares through electronic share purchase privileges such as the Automatic Investment Plan or the Directed Dividend Option are not subject to the initial investment minimums. See "Purchases and Redemptions of Shares - General Information - Automatic Investment Plan" and "Dividends, Distributions and Tax Matters."



IRAs and KEOGHs. Shares may be a suitable investment vehicle for part or all of the assets held in certain IRAs or KEOGH accounts. An appropriate account application form may be obtained by contacting the Trust or, for accounts rolling over from a Plan, the shareholder's employer. Under current IRA rules, by directly rolling over a distribution from a Plan, investors can avoid the 20 percent withholding tax imposed on distributions from a Plan. Rollover IRA assets must be held separately from other IRA assets if the investor wishes to invest his Rollover IRA in another employer's plan in the future. The amount of the deductible contribution to an IRA will be reduced if the individual or, in the case of a married individual filing jointly, either the individual or the individual's spouse is an active participant in an employer-sponsored retirement plan and has adjusted gross income above certain levels.



Currently, individuals may make tax-deductible IRA contributions of up to a maximum of $2,000 annually. However, the deduction will be reduced if the individual or, in the case of a married individual filing jointly, either the individual or the individual's spouse is an active participant in an employer-sponsored retirement plan and has adjusted gross income above certain levels.



Signature Guarantees. A signature guarantee is required for any endorsement on a share certificate and for instructions to change a shareholder's record name or address, designated bank account for wire redemptions, Automatic Investment or Withdrawal Plan, dividend election, telephone redemption or any other option election in connection with the shareholder's account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, each person required to sign for the account must have that person's signature guaranteed.


Other Redemption Information. Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund. The Company will only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1 percent of the Fund's total net assets, whichever is less, during any 90-day period.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days written notice, all shares in any Fund account with an aggregate net asset value of less than $1,000. The Trust will not redeem accounts that fall below that amount solely as a result of a reduction in net asset value.


Automatic Investment Plan. Under the Automatic Investment Plan which is available to shareholders of I Shares of a Fund, shareholders may authorize monthly amounts of $50 or more to be withdrawn automatically from the shareholder's designated bank account (other than passbook savings) and sent to the Transfer Agent for investment in a Fund. Shareholders wishing to use this plan must complete an application which may be obtained by writing or calling the Transfer Agent. The Trust may modify or terminate the Automatic Investment Plan with respect to any shareholder in the event that the Trust is unable to settle any transaction with the shareholder's bank. If the Automatic Investment Plan is terminated before the shareholder's account totals $1,000, the Trust reserves the right to close the account in accordance with the procedures described under "Other Redemption Information" above.



Automatic Withdrawal Plan. A shareholder of I Shares of a Fund whose shares in a single account total $1,000 or more may establish a withdrawal plan to provide for the preauthorized payment from the shareholder's account of $250 or more on a monthly, quarterly, semi-annual or annual basis. Under the withdrawal plan, sufficient shares in the shareholder's account are redeemed to provide the amount of the periodic payment and any taxable gain or loss is recognized by the shareholder upon redemption of the shares.



Shareholders wishing to utilize the withdrawal plan may do so by completing an application which may be obtained by writing or calling the Transfer Agent. The Trust may suspend a shareholder's withdrawal plan without notice if the account contains insufficient funds to effect a withdrawal or if the account balance is less than the required minimum amount at any time.



Reopening Accounts. Provided that the information on the account application form on file with the Trust is still applicable, a shareholder may reopen an account, without filing a new account application form, at any time within one year after the shareholder's account is closed.


Determination of Net Asset Value. The Trust determines the net asset value per share of each Fund as of 4:00 P.M., Eastern time, on all weekdays, except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas ("Fund Business Day") by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities) by the number of Shares outstanding at the time the determination is made.

Securities owned by a Fund for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued at fair value as determined by the Board in accordance with procedures adopted by the Board.

Trading in securities on European, Far Eastern and other international securities exchanges and over-the-counter markets is normally completed well before the close of business of each Fund Business Day. In addition, trading in foreign securities generally or in a particular country or countries may not take place on all Fund Business Days. Trading does take place in various foreign markets, however, on days on which the Funds' net asset value is not calculated. Calculation of the net asset value per share of a Fund may not occur contemporaneously with the determination of the prices of the foreign securities used in the calculation. Events affecting the values of foreign securities that occur after the time their prices are determined and before the Fund's determination of net asset value will not be reflected in the Fund's calculation of net asset value unless the Adviser or Schroder determines that the particular event would materially affect net asset value, in which case an adjustment will be made.


All assets and liabilities of a Fund denominated in foreign currencies are valued in U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank prior to the time of the valuation.



Dividends, Distributions
and Tax Matters

Dividends and Distributions

Except with respect to Ready Cash Investment Fund, Shares become entitled to receive dividends on the next Fund Business Day after acceptance of an order and are not entitled to receive dividends declared after the day on which their redemption becomes effective. Ready Cash Investment Fund Shares become entitled to receive dividends on the day of the acceptance of an order and are not entitled to receive dividends declared on or after the day on which their redemption becomes effective.

Dividends of net investment income currently are declared and paid annually by each Fund. Each Fund's net capital gain, if any, is distributed at least annually, typically in December.

Shareholders may choose to have dividends and distributions of a Fund reinvested in shares of that Fund (the "Reinvestment Option"), to receive dividends and distributions in cash (the "Cash Option") or to direct dividends and distributions to be reinvested in shares of another fund of the Trust (the "Directed Dividend Option"). Plan, IRA and KEOGH accounts are automatically assigned the Reinvestment Option. All dividends and distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of a fund.

Under the Reinvestment Option, all dividends and distributions of a Fund are automatically invested in additional Shares of that Fund. All dividends and distributions are reinvested at a Fund's net asset value as of the payment date of the dividend or distribution. Shareholders are assigned this option unless one of the other two options is selected. Under the Cash Option, all dividends and distributions are paid to the shareholder in cash. Under the Directed Dividend Option, shareholders of a Fund whose shares in a single account of that Fund total $10,000 or more may elect to have all dividends and distributions reinvested in shares of another fund of the Trust, provided that those shares are eligible for sale in the shareholder's state of residence. For further information concerning the Directed Dividend Option, shareholders should contact the Transfer Agent.

Tax Matters

Taxation of the Funds. Each Fund is treated as a separate corporation for Federal tax purposes and intends to qualify for each fiscal year as a regulated investment company under the Internal Revenue Code of 1986, as amended. In addition, each Fund intends to distribute all of its net investment income and capital gain each year. Accordingly, it is anticipated that the Funds will not be liable for Federal income or excise taxes on their net investment income and capital gain.

International Fund-International Portfolio. International Portfolio is not required to pay Federal income taxes on its net investment income and capital gain, as it is treated as a partnership for Federal tax purposes. All interest, dividends and gains and losses of International Portfolio are deemed to have been "passed through" to International Fund in proportion to its holdings of International Portfolio, regardless of whether such interest, dividends or gains have been distributed by International Portfolio or losses have been realized by the International Portfolio. Investment income received by International Fund from sources within foreign countries may be subject to foreign income or other taxes. International Fund intends to elect, if eligible to do so, to permit its shareholders to take a credit (or a deduction) for foreign income and other taxes paid by International Portfolio. Shareholders of International Fund will be notified of their share of those taxes and will be required to include that amount as income. In that event, the shareholder may be entitled to claim a credit or deduction for those taxes.

Shareholder Tax Matters

General. Dividends paid by a Fund out of its net investment income (including any realized net short-term capital gain) are taxable to shareholders as ordinary income. Distributions by a Fund of realized net long-term capital gain, if any, are taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder may have held shares in the Fund at the time of distribution. If Fund shares are sold at a loss after being held for 6 months or less, the loss will be treated as long-term capital loss to the extent of any long-term capital gain distribution received on those shares.

All capital gain distributions paid by a Fund and all dividends paid by a Fund and received by a shareholder reduce the net asset value of the shareholder's shares by the amount of the distribution or dividend. Furthermore, a dividend or distribution made shortly after the purchase of shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to the shareholder as described above.

It is expected that a substantial portion of each Equity Fund's dividends to shareholders and a portion of each Balanced Fund's dividends to shareholders will qualify for the dividends received deduction for corporations.

The Funds may be required by Federal law to withhold 31 percent of reportable payments (which may include taxable dividends, capital gain distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to the Trust is correct and that the shareholder is not subject to backup withholding for prior under-reporting to the Internal Revenue Service.

Reports containing appropriate information with respect to the Federal income tax status of dividends and distributions paid during the year by the Funds will be mailed to shareholders shortly after the close of each year.

Tax-Deferred Accounts. Dividends or distributions of net long-term capital gain, if any, paid with respect to the shares of a Fund held by a tax-deferred account will not be taxable to that account. Currently, distributions from such accounts will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the account.

Other Information

Fund Performance

Each Fund's performance may be quoted in advertising in terms of yield or total return. Both types are based on historical results and are not intended to indicate future performance. The Funds' advertisements may reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. and IBC/Donoghue, Inc. In addition, the performance of a Fund may be compared to recognized indices of market performance. The comparative material found in the Funds' advertisements, sales literature or reports to shareholders may contain performance ratings. This material is not to be considered representative or indicative of future performance.

Yield. A Fund's yield is a way of showing the rate of income earned by the Fund as a percentage of the Fund's share price. Yield is calculated by dividing the net investment income of the Fund for the stated period by the average number of shares entitled to receive dividends and expressing the result as an annualized percentage rate based on the Fund's share price at the end of the period. A Fund may also quote a compounded annualized yield which assumes the reinvestment of dividends paid by the Fund and therefore will be somewhat higher than the annualized yield for the same period.

Total Return. Total Return refers to the average annual compounded rates of return over some representative period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, after giving effect to the reinvestment of all dividends and distributions and deductions of expenses during the period. Because average annual returns tend to smooth out variations in a Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

Performance Benchmarks. Each of the Funds uses a benchmark securities index as a measure of the Fund's performance. These indices may be comprised of a composite of various recognized securities indices to reflect the investment policies of Diversified Equity Fund, Growth Equity Fund and each Balanced Fund, which invest their assets using different investment styles. These indices are not used in the management of the Fund but rather are standards by which the Advisers and shareholders may compare the performance of a Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund. For instance, Index Fund's investment objective is to duplicate the return of the Standard & Poor's 500 Composite Stock Price Index. Accordingly, the Adviser generally uses that index as a comparison to measure the performance of Index Fund. The Funds may from time to time advertise a comparison of their performance against any of these or other indices.

Banking Law Matters

Federal banking laws and regulations generally permit a bank or bank affiliate to act as investment adviser, transfer agent and custodian to an investment company and to purchase shares of the investment company as agent for and upon the order of a customer. Forum believes that Norwest and any other bank or bank affiliate that may perform sub-transfer agent or similar services or purchase shares as agent for its customers may perform the services described in this Prospectus for the Trust and its shareholders without violating applicable Federal banking laws or regulations.


Federal or state statutes or regulations and judicial or administrative decisions or interpretations relating to the activities of banks and their affiliates, however, could prevent a bank or bank affiliate from continuing to perform all or a part of the activities contemplated by this Prospectus. If Norwest or another bank or bank affiliate were prohibited from so acting, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing the servicing of such shareholders would be sought. In this event, changes in the operation of the Trust might occur and shareholders serviced by the bank or bank affiliate might no longer be able to avail themselves of its services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


Portfolio Transactions


The Advisers place orders for the purchase and sale of assets they manage with brokers and dealers selected by and in the discretion of the respective Adviser. The Advisers seek "best execution" for all portfolio transactions, but a Fund may pay higher than the lowest available commission rates when an Adviser believes it is reasonable to do so in light of the value of the brokerage, research and other services provided by the broker effecting the transaction.


Commission rates for brokerage transactions are fixed on many foreign securities exchanges, and this may cause higher brokerage expenses to accrue to International Fund and each other Fund that invests in foreign securities than would be the case for comparable transactions effected on United States securities exchanges.

Subject to the Funds' policy of obtaining the best price consistent with quality of execution of transactions, each Adviser may employ Norwest Investment Services, Inc., Wertheim Schroder & Company and other broker-dealer affiliates of an Adviser (collectively "Affiliated Brokers") to effect brokerage transactions for the Funds. The Fund's payment of commissions to Affiliated Brokers is subject to procedures adopted by the Board and, with respect to the Portfolios of Core Trust, Core Trust's board of trustees, to provide that the commissions will not exceed the usual and customary broker's commissions charged by unaffiliated brokers. No specific portion of a Fund's brokerage will be directed to Affiliated Brokers and in no event will a broker affiliated with an Adviser directing the transaction receive brokerage transactions in recognition of research or other services provided to the Adviser.

The Adviser anticipates that the annual turnover rate in each Fund except Small Company Growth Fund will be less than 100 percent and that the annual turnover rate in Small Company Growth Fund will be less than 125 percent. Schroder anticipates that the annual turnover rate in International Portfolio will be less than 100 percent. An annual turnover rate of 100 percent would occur if all of the securities in a Fund were replaced once in a period of 1 year. With respect to Funds that invest in equity securities, higher portfolio turnover rates may result in increased brokerage costs to the Fund.

The Trust and its Shares

The Trust was originally organized under the name "Prime Value Funds, Inc." as a Maryland corporation on August 29, 1986 and on July 30, 1993 was reorganized as a Delaware business trust. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Funds) and may divide portfolios or series into classes of shares (such as I Shares), and the costs of doing so will be borne by the Trust. Currently the authorized shares of the Trust are divided into 30 series.

The Trust and its Shares


Other Classes of Shares. Each Fund may issue shares of other classes. Funds of the Trust (except money market funds) currently may issue three classes of shares, I Shares, A Shares and B Shares, and may in the future create additional class types. I Shares are offered to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates without any sales charges. A Shares are sold with front-end sales charge or, in some cases, a contingent deferred sales charge. B Shares are sold with a contingent deferred sales charge and pay distribution fees. Each class of a Fund will have a different expense ratio and may have different sales charges (including distribution fees). Each class' performance is affected by its expenses and sales charges. For more information on any other class of shares of the Funds investors may contact the Transfer Agent at 612-667-8833 or 800-338-1348. Investors may also contact their Norwest sales representative to obtain information on the other classes. Sales personnel of broker-dealers and other financial institutions selling the Fund's shares may receive differing compensation for selling I Shares, A Shares and B Shares of the Funds.



Shareholder Voting and Other Rights. Each share of each portfolio of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.


As an investor in International Portfolio, International Fund will be entitled to vote in proportion to its relative beneficial interest in International Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, the Fund will solicit proxies from shareholders of the Fund and will vote its interest in International Portfolio in proportion to the votes cast by its shareholders. If there are other investors in International Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all investors in International Portfolio; indeed, if other investors hold a majority interest in International Portfolio, they could hold have voting control of International Portfolio.


From time to time, that shareholder or other shareholders may own a large percentage of a Fund. Accordingly, that shareholder or other shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.


Core Trust Structure

International Fund invests all of its assets in International Portfolio, a separate series of Core Trust, a business trust organized under the laws of the State of Delaware in September 1994. Core Trust is registered under the 1940 Act as an open-end management investment company. Pursuant to an exemptive order issued by the SEC, the Blended Funds invest portions of their assets in Small Company Portfolio, International Portfolio II and Index Portfolio of Core Trust. Core Trust currently consists of only these four diversified portfolios. The assets of each Portfolio of Core Trust belong only to, and the liabilities of each Portfolio are borne solely by, the respective Portfolio and no other Portfolio of Core Trust.

International Portfolio. International Fund seeks to achieve its investment objective by investing all of its investable assets in International Portfolio, which has the same investment objective and policies as the Fund. Accordingly, International Portfolio directly acquires its own securities and the Fund acquires an indirect interest in those securities.

The investment objective and fundamental investment policies of International Fund and International Portfolio can be changed only with shareholder approval. See "Summary," "Investment Objectives, Policies and Risk Considerations," "Management of the Funds" and "Appendix A: Investments, Investment Strategies and Risk Considerations" for a complete description of International Portfolio's investment objective, policies, restrictions, management, and expenses.

International Fund's investment in International Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, the Fund is the only institutional investor that has invested all of its assets in International Portfolio. International Portfolio may permit other investment companies or institutional investors to invest in International Portfolio. All investors in International Portfolio will invest on the same terms and conditions as International Fund and will pay a proportionate share of International Portfolio's expenses.

International Portfolio will not sell its shares directly to members of the general public. Another institutional investor in International Portfolio that might sell its shares to members of the general public would not be required to sell its shares at the same public offering price as International Fund, could have different advisory and other fees and expenses than International Fund, and might charge a sales commission. Therefore, International Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in International Portfolio. There is currently no such other investment company that offers its shares to members of the general public. Information regarding any such funds in the future will be available from Core Trust by calling 212-363-3300.

Certain Risks of Investing in International Portfolio. International Fund's investment in International Portfolio may be affected by the actions of other large investors in International Portfolio, if any. For example, if International Portfolio had a large investor other than International Fund that redeemed its interest in International Portfolio, International Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

International Fund may withdraw its entire investment from International Portfolio at any time, if the Board determines that it is in the best interests of International Fund and its shareholders to do so. International Fund might withdraw, for example, if there were other investors in International Portfolio with power to, and who did by a vote of the shareholders of all investors (including the Fund), change the investment objective or policies of International Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by International Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If International Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If International Fund withdrew its investment from International Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the Adviser and Schroder, the Fund's investment adviser and subadviser, respectively, or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of International Fund to find a suitable replacement investment, in the event the Board decided not to permit the Adviser and Schroder to manage the Fund's assets, could have a significant impact on shareholders of the Fund.


Each investor in International Portfolio, including International Fund, will be liable for all obligations of International Portfolio but not for those of any other portfolio of Core Trust. The risk to an investor in International Portfolio of incurring financial loss on account of such liability, however, would be limited to circumstances in which International Portfolio was unable to meet its obligations. Upon liquidation of International Portfolio, investors would be entitled to share pro rata in the net assets of International Portfolio available for distribution to investors.


Core Trust Blended Portfolios. The Blended Funds are permitted to invest a portion of their assets which are managed by using the small company, index and international investment styles in Small Company Portfolio, Index Portfolio, and International Portfolio II pursuant to an exemptive order obtained from the SEC. The conditions of the Trust's exemptive order do not permit a Fund to invest all of its assets in a Blended Portfolio. Accordingly, Index Fund does not invest in Index Portfolio and International Fund does not invest in International Portfolio II.

The Trust's exemptive order imposes several substantive conditions. On behalf of each Blended Fund, the Board is required to review at least annually reports identifying all instances in which a Portfolio in which the Fund invests buys a security at approximately the same time that another Portfolio in which the Fund invests sells the same security. The Board will consider whether the duplication of brokerage costs resulting from these transactions is significant. If the duplication of brokerage costs becomes significant, the Board will adopt procedures designed to limit duplication. Conservative Balanced Fund, Moderate Balanced Fund, and Growth Balanced Fund will limit any redemptions resulting from a reallocation in their respective equity and fixed income security positions to no more than 1percent of a Portfolio during any period of less than 30 days. The Board will determine, at least annually, that investment in the Portfolios is in the best interests of the shareholders of each Blended Fund.

Appendix A
Investments, Investment Strategies
and Risk Considerations

Common Stock and Preferred Stock


Equity Funds, Balanced Funds. Common stockholders are the owners of the company issuing the stock and, accordingly, vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends and, in the alternative, as to the recovery of investment. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings of the company and not interest payments, which are expenses of the company. Equity securities owned by a Fund may be traded on national securities exchanges, in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of securities traded on a major national securities exchange. As a result, disposition by a Fund of a portfolio security to meet redemptions by shareholders or otherwise may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over an extended period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.


Convertible Securities

Equity Funds, Balanced Funds. Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities. In general, the value of a convertible security is the higher of its investment value (its value as a fixed income security) and its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The value of a convertible security is, however, also influenced by the value of the underlying common stock.

A Fund may invest in equity-linked securities, including Preferred Equity Redemption Cumulative Stock ("PERCS"), Equity-Linked Securities ("ELKS"), and Liquid Yield Option Notes ("LYONS"). Equity-Linked Securities are securities that are convertible into or based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of these securities is not fixed but is based on the price of the underlying common stock which may rise or fall. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market or whether the market for them will be liquid or illiquid.

Warrants

Equity Funds, Balanced Funds. A Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment therein).

ADRs and EDRs


All Equity Funds (except Index Fund and Small Company Growth Fund), Balanced Funds. A Fund may invest in sponsored and unsponsored American Depository Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. A Fund may also invest in European Depository Receipts ("EDRs"), receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and in other similar instruments representing securities of foreign companies. EDRs, in bearer form, are designed for use in European securities markets.


U.S. Government Securities

All Funds. As used in this Prospectus, the term U.S. Government Securities means obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. The U.S. Government Securities in which a Fund may invest include U.S. Treasury Securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, the U.S. Government Securities in which the Funds may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.


Zero Coupon Securities

Fixed Income Funds, Balanced Funds. A Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES"). The Funds may invest in other types of related zero coupon securities. For instance, a number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). Zero-coupon securities also may be issued by corporations and municipalities.


Zero coupon securities are sold at original issue discount and pay no interest to holders prior to maturity, but a Fund holding a zero-coupon security must include a portion of the original issue discount of the security as income. Because of this, zero coupon securities may be subject to greater fluctuation of market value than the other securities in which the Funds may invest. The Funds distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Adviser or Schroder would not have chosen to sell such securities and which may result in a taxable gain or loss.

Corporate Debt Securities

Commercial Paper


Corporate Debt Securities - Balanced Funds, Fixed Income Funds. Commercial Paper
- All Funds. The corporate debt securities in which the Funds may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliates' current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7 day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.


Financial Institution Obligations


All Funds. A Fund may invest in obligations of financial institutions, including negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks. Short Maturity investment style of Conservative Balanced Fund limits these purchases to institutions which at the time of investment have total assets in excess of 1 billion dollars, or the equivalent in other currencies.


Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand but may be subject to early withdrawal penalties which could reduce the Fund's yield. Deposits subject to early withdrawal penalties or that mature in more than 7 days are treated as illiquid securities if there is no readily available market for the securities. A Fund's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both. Investments in foreign bank obligations are limited to banks and branches located in countries which the Advisers believe do not present undue risk.

Participation Interests

Balanced Funds, Managed Fixed Income Fund. A Fund may purchase participation interests in loans or securities in which the Fund may invest directly that are owned by banks or other financial institutions. A participation interest gives the Fund an undivided interest in a loan or security in the proportion that the Fund's interest bears to the total principal amount of the security. Participation interests, which may have fixed, floating or variable rates, may carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests the Fund will have the right to demand payment, on not more than 7 days' notice, for all or a part of the Fund's participation interest. A Fund will only purchase participation interests from banks or other financial institutions that the Adviser deems to be creditworthy. A Fund will not invest more than 10 percent of its total assets in participation interests in which the Fund does not have demand rights.

Illiquid Securities

Restricted Securities


Illiquid Securities - All Funds. Restricted Securities - International Fund, Balanced Funds, Fixed Income Funds. Each Fund may invest up to 15 percent of its net assets in securities that at the time of purchase are illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 ("restricted securities"), securities which are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in 7 days. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might also have to register restricted securities in order to dispose of them, resulting in expense and delay. A Fund might not be able to dispose of restricted or other securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time.


An institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A securities contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act of 1933 or other exemptions, the Advisers may determine that such securities are not illiquid securities, under guidelines or other exemptions adopted by the Board. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holdings of that security may be illiquid.

Borrowing

All Funds. Each Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3 percent of the Fund's total assets. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. No Fund, other than Managed Fixed Income Fund, Intermediate U.S. Government Fund and, to the extent they invest in Managed Fixed Income Fund's investment style or Short Maturity investment style, the Balanced Funds may purchase securities for investment while any borrowing equal to 5 percent or more of the Fund's total assets is outstanding or borrow for purposes other than meeting redemptions in an amount exceeding 5 percent of the value of the Fund's total assets. A Fund's use of borrowed proceeds to make investments would subject the Fund to the risks of leveraging. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account; the use of these techniques in connection with a segregated account may result in a Fund's assets being 100 percent leveraged. See "Appendix A - Techniques Involving Leverage."

Purchasing Securities on Margin

Intermediate U.S. Government Fund. When the Fund purchases securities on margin, it only pays part of the purchase price and borrows the remainder, typically from the Fund's broker. As a borrowing, a Fund's purchase of securities on margin is subject to the limitations and risks described in "Borrowing" above. In addition, if the value of the securities purchased on margin decreases such that the Fund's borrowing with respect to the security exceeds the maximum permissible borrowing amount, the Fund will be required to make margin payments (additional payments to the broker to maintain the level of borrowing at permissible levels). A Fund's obligation to satisfy margin calls may require the Fund to sell securities at an inappropriate time.

Techniques Involving Leverage

All Funds. Utilization of leveraging involves special risks and may involve speculative investment techniques. The Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain funds may engage in dollar roll transactions and Intermediate U.S. Government Fund may purchase securities on margin and sell securities short (other than against the box). Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. In addition, the use of swap and related agreements may involve leverage. The Funds use these investment techniques only when the Adviser to a Fund believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the Fund's investment. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund.

The risks of leverage include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.


Segregated Account. In order to limit the risks involved in various transactions involving leverage, the Trust's custodian will set aside and maintain in a segregated account cash, U.S. Government Securities and other liquid, high-grade debt securities in accordance with SEC guidelines. The accounts value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions. The Fund's commitments may include (i) the Fund's obligations to repurchase securities under a reverse repurchase agreement, settle when-issued and forward commitment transactions and make payments under a cap or floor (see "Appendix A - Swap Agreements") and (ii) the greater of the market value of securities sold short or the value of the securities at the time of the short sale (reduced by any margin deposit). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be calculated on a daily basis and an amount at least equal to the accrued excess will be maintained in the segregated account. If the Fund enters into an interest rate swap on other than a net basis, the Fund will maintain the full amount accrued on a daily basis of the Fund's obligations with respect to the swap in their segregated account. The use of a segregated account in connection with leveraged transactions may result in a Fund's portfolio being 100 percent leveraged.


Repurchase Agreements

Securities Lending

Reverse Repurchase Agreements

When-Issued Securities and Forward Commitments

Dollar Roll Transactions

A Fund's use of repurchase agreements, securities lending, reverse repurchase agreements and forward commitments (including dollar roll transactions) entails certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty while these transactions remained open or a counterparty defaulted on its obligations, the Fund might suffer a loss. Failure by the other party to deliver a security purchased by the Fund may result in a missed opportunity to make an alternative investment. The Advisers monitor the creditworthiness of counterparties to these transactions and intend to enter into these transactions only when they believe the counterparties present minimal credit risks and the income to be earned from the transaction justifies the attendant risks. Counterparty insolvency risk with respect to repurchase agreements is reduced by favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty. Those laws do not apply to securities lending and, accordingly, securities lending involves more risk than does the use of repurchase agreements. As a result of entering forward commitments and reverse repurchase agreements, as well as lending its securities, a Fund may be exposed to greater potential fluctuations in the value of its assets and net asset value per share. See "Appendix A - Techniques Involving Leverage."

Repurchase Agreements - All Funds. A Fund may enter into repurchase agreements, transactions in which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally 1 to 7 days later. The resale price of a repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Trust's custodian maintains possession of the collateral underlying a repurchase agreement, which has a market value, determined daily, at least equal to the repurchase price, and which consists of the types of securities in which the Fund may invest directly. International Portfolio and, with respect to the portion of their assets managed in the International Fund investment style, Diversified Equity Fund, Growth Equity Fund and each Balanced Fund, may enter into repurchase agreements with foreign entities.


Securities Lending - All Funds. A Fund may lend securities from its portfolios to brokers, dealers and other financial institutions. Securities loans must be continuously secured by cash or U.S. Government Securities with a market value, determined daily, at least equal to the value of the Fund's securities loaned, including accrued interest. A Fund receives interest in respect of securities loans from the borrower or from investing cash collateral. A Fund may pay fees to arrange the loans. No Fund will lend portfolio securities in excess of 33 1/3 percent of the value of the Fund's total assets.


Reverse Repurchase Agreements - Balanced Funds, Fixed Income Funds. A Fund may enter into reverse repurchase agreements, transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. Because certain of the incidents of ownership of the security are retained by the Fund, reverse repurchase agreements may be viewed as a form of borrowing by the Fund from the buyer, collateralized by the security sold by the Fund. A Fund will use the proceeds of reverse repurchase agreements to fund redemptions or to make investments. In most cases these investments either mature or have a demand feature to resell to the issuer on a date not later than the expiration of the agreement. Interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. Any significant commitment of a Fund's assets to the reverse repurchase agreements will tend to increase the volatility of the Fund's net asset value per share.

When-Issued Securities and Forward Commitments - All Funds. A Fund may purchase fixed income securities on a "when-issued" or "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 3 months after the transaction. During the period between a commitment and settlement, no payment is made for the securities purchased and no interest on the security accrues to the purchaser. At the time a Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including price fluctuation. Failure by the other party to deliver a security purchased by a Fund may result in a loss or a missed opportunity to make an alternative investment.

The use of when-issued transactions and forward commitments enables a Fund to hedge against anticipated changes in interest rates and prices. If the Adviser or Schroder were to forecast incorrectly the direction of interest rate movements, however, a Fund might be required to complete these transactions when the value of the security is lower than the price paid by the Fund. Except for dollar-roll transactions, a Fund will not purchase securities on a when-issued or forward commitment basis if, as a result, more than 15 percent of the value of the Fund's total assets would be committed to such transactions.

When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds purchase securities on a when-issued and forward commitment basis only with the intention of actually receiving the securities. When-issued securities may include bonds purchased on a "when, and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Commitment of a Fund's assets to the purchase of securities on a when-issued or forward commitment basis will tend to increase the volatility of the Fund's net asset value per share.


Dollar Roll Transactions - Balanced Funds, Fixed Income Funds. A Fund may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Funds will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage. Each Fund will limit its obligations on dollar roll transactions to 35 percent of the Fund's net assets.


Swap Agreements

Balanced Funds, Intermediate U.S. Government Fund, Managed Fixed Income Fund, Stable Income Fund. To manage its exposure to different types of investments, a Fund may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.


Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. See "Appendix A - Techniques Involving Leverage." Swap agreements involve risks depending upon the counterparties creditworthiness and ability to perform as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. The Adviser monitors the creditworthiness of counterparties to these transactions and intends to enter into these transactions only when they believe the counterparties present minimal credit risks and the income expected to be earned from the transaction justifies the attendant risks.


Short Sales

Intermediate U.S. Government Fund. The Fund is authorized to make short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box") and to make short sales of securities which it does not own or have the right to acquire. A short sale that is not made "against the box" is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price for the security. When the Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be.
Short sales that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share, will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions a Fund might have difficulty purchasing securities to meet its short sale delivery obligations and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor those sales. See "Appendix A - Techniques Involving Leverage."


If the Fund makes a short sale "against the box", the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by an offsetting future gain in the short position. The Fund's ability to enter into short sales transactions is limited by certain tax requirements. See "Dividends, Distributions and Taxes" in the SAI.

Mortgage-Backed Securities


Fixed Income Funds, Balanced Funds. Mortgage-backed securities represent an interest in a pool of mortgages originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by banks, savings associations, private mortgage insurance companies or mortgage bankers.


Interests in mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. In contrast, mortgage-backed securities provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities or a mortgage loan servicer. Additional payments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.

Underlying Mortgages. Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes, but may be made to purchasers of mobile homes or other real estate interests. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Fund may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage servicers impose qualification standards for local lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Liquidity and Marketability. The market for mortgage-backed securities has expanded considerably in recent years. The size of the primary issuance market and active participation in the secondary market by securities dealers and many types of investors make government and government-related pass-through pools highly liquid. The recently introduced private conventional pools of mortgages (pooled by commercial banks, savings and loan institutions and others, with no relationship with government and government-related entities) have also achieved broad market acceptance and consequently an active secondary market has emerged. However, the market for conventional pools is smaller and less liquid than the market for government and government-related mortgage pools.

Average Life and Prepayments. The average life of a pass-through pool varies with the maturities of the underlying mortgage instruments. In addition, a pool's terms may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Prepayments with respect to securities during times of declining interest rates will tend to lower the return of a Fund and may even result in losses to a Fund if the securities were acquired at a premium. The occurrence of mortgage prepayments is affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. For pools of fixed-rate 30-year mortgages, common industry practice is to assume that prepayments will result in a 12-year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions for average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years.

Yield Calculations. Yields on pass-through securities are typically quoted by investment dealers based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgages. Conversely, in periods of rising rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund.

Government and Government-Related Guarantors. The principal government guarantor of mortgage-backed securities is the Government National Mortgage Association ("GNMA"), a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages.

The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller-servicers. The Federal Home Loan Mortgage Association ("FHLMC") is a corporate instrumentality of the United States Government that was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in mortgages from FHLMC's national portfolio. FNMA and FHLMC each guarantee the payment of principal and interest on the securities they issue. These securities, however, are not backed by the full faith and credit of the United States Government.

Privately Issued Mortgage-backed securities. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations.

Mortgage-backed securities issued by non-governmental issuers may offer a higher rate of interest than securities issued by government issuers because of the absence of direct or indirect government guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities, however, guarantee timely payment of interest and principal on such securities. Timely payment of interest and principal may also be supported by various forms of insurance, including individual loan, title, pool and hazard policies. There can be no assurance that the private issuers or insurers will be able to meet their obligations under the relevant guarantees and insurance policies.

Adjustable Rate Mortgage-backed securities. Adjustable rate mortgage-backed securities ("ARMs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Also, most adjustable rate securities (or the underlying mortgages) are subject to caps or floors. "Caps" limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and, accordingly, fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities.


ARMs may have less risk of a decline in value during periods of rapidly rising rates, but they may also have less potential for capital appreciation than other debt securities of comparable maturities due to the periodic adjustment of the interest rate on the underlying mortgages and due to the likelihood of increased prepayments of mortgages as interest rates decline. Furthermore, during periods of declining interest rates, income to a Fund will decrease as the coupon rate resets to reflect the decline in interest rates. During periods of rising interest rates, changes in the coupon rates of the mortgages underlying a Fund's ARMs may lag behind changes in market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, investors could suffer some principal loss if they sold Fund Shares before the interest rates on the underlying mortgages were adjusted to reflect current market rates.

Collateralized Mortgage Obligations. Collateralized Mortgage Obligations ("CMOs") are debt obligations that are collateralized by mortgages or mortgage pass-through securities issued by GNMA, FHLMC or FNMA or by pools of conventional mortgages ("Mortgage Assets"). CMOs may be privately issued or U.S. Government Securities. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs on the same schedule as they are received, although, certain classes (often referred to as tranches) of CMOs have priority over other classes with respect to the receipt of payments. Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and that have multiple classes similar to those of CMOs. Unless the context indicates otherwise, references to CMOs include multi-class mortgage pass-through securities. Payments of principal of and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-based securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the contemplated range, or if deviations from other assumptions occur, principal payments on a PAC Bond may be greater or smaller than predicted. The magnitude of the contemplated range varies from one PAC Bond to another; a narrower range increases the risk that prepayments will be greater or smaller than contemplated. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-backed securities.

The final tranche of a CMO may be structured as an accrual bond (sometimes referred to as a Z-tranche). Holders of accrual bonds receive no cash payments for an extended period of time. During the time that earlier tranches are outstanding, accrual bonds receive accrued interest which is a credit for periodic interest payments that increases the face amount of the security at a compounded rate, but is not paid to the bond holder. After all previous tranches are retired, accrual bond holders start receiving cash payments that include both principal and continuing interest. The market value of accrual bonds can fluctuate widely and their average life depends on the other aspects of the CMO offering. Interest on accrual bonds is taxable when accrued even though the holders receive no accrual payment. The Funds distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are classes of mortgage-backed securities that receive different proportions of the interest and principal distributions from the underlying Mortgage Assets. They may be may be privately issued or U.S. Government Securities. In the most extreme case, one class will be entitled to receive all or a portion of the interest but none of the principal from the Mortgage Assets (the interest-only or "IO" class) and one class will be entitled to receive all or a portion of the principal, but none of the interest (the "PO" class). Currently, no fund may purchase IOs or POs.



Asset-Backed Securities

Balanced Funds, Intermediate U.S. Government Fund, Managed Fixed Income Fund. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. No Fund may invest more than 10 percent of its net assets in asset-backed securities that are backed by a particular type of credit, for instance, credit card receivables. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.



Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.



Foreign Exchange Contracts and Foreign Currency Forward Contracts

Small Company Growth Fund, Large Company Growth Fund, International Fund, Balanced Funds, Managed Fixed Income Fund. Changes in foreign currency exchange rates will affect the U.S. dollar values of securities denominated in currencies other than the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies fluctuates in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. When investing in foreign securities a Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs foreign exchange expenses in converting assets from one currency to another.


A Fund may enter into foreign currency forward contracts or currency futures or options contracts for the purchase or sale of foreign currency to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which a Fund has investments may suffer a decline against the U.S. dollar. The Funds have no present intention to enter into currency futures or options contracts but may do so in the future. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. This method of attempting to hedge the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. The Funds do not intend to maintain a net exposure to such contracts where the fulfillment of the Fund's obligations under such contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. A Fund will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if the Adviser fails to predict currency values correctly.

Futures Contracts and Options

Balanced Funds, Intermediate U.S. Government Fund, Managed Fixed Income Fund, Stable Income Fund, Index Fund. A Fund may seek to enhance its return through the writing (selling) and purchasing of exchange-traded and over-the-counter options on fixed income securities or indices. A Fund may also to attempt to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the use of those options and the purchase and sale of interest rate futures contracts and options on those futures contracts. A Fund may only write options that are covered. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains cash, U.S. Government Securities or other liquid, high-grade debt securities in a segregated account with a value at all times sufficient to cover the Fund's obligation under the option. Certain futures strategies employed by a Balanced Fund in making temporary allocations may not be deemed to be for bona fide hedging purposes, as defined by the Commodity Futures Trading Commission. A Fund may enter into these futures contracts only if the aggregate of initial margin deposits for open futures contract positions does not exceed 5 percent of the Fund's total assets.



Risk Considerations. The Fund's use of options and futures contracts subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options or futures contracts and movements in the price of the securities hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the other securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions; (5) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences; and (6) the potential for unlimited loss when investing in futures contracts or writing options for which an offsetting position is not held.


Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position or that a counterparty in an over-the-counter option transaction will be able to perform its obligations. There are a limited number of options on interest rate futures contracts and exchange traded options contracts on fixed income securities. Accordingly, hedging transactions involving these instruments may entail "cross-hedging." As an example, a Fund may wish to hedge existing holdings of mortgage-backed securities, but no listed options may exist on those securities. In that event, the Adviser may attempt to hedge the Fund's securities by the use of options with respect to similar fixed income securities. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist.

Limitations. Except for the futures contracts strategies of the Balanced Funds used for making temporary allocations among fixed-income and equity securities, the Funds have no current intention of investing in futures contracts and options thereon for purposes other than hedging. No Fund may purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5 percent of the Fund's total assets as of the date the option is purchased. No Fund may sell a put option if the exercise value of all put options written by the Fund would exceed 50 percent of the Fund's total assets or sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value of all open futures positions held by a Fund will not exceed 50 percent of its total assets.

Options on Securities. A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise at the exercise price during the option period. The amount of premium received or paid is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period, supply and demand and interest rates.

Options on Stock Indexes. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional stock options except that exercises of stock index options are effected with cash payments and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.


Index Futures Contracts. Bond and stock index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contract.


Options on Futures Contracts. Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF FUND SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

DIVERSIFIED EQUITY FUND
GROWTH EQUITY FUND
INCOME EQUITY FUND
     A SHARES
     B SHARES

Account Information and
Shareholder Servicing:
     Norwest Bank Minnesota, N.A.
     Transfer Agent
     733 Marquette Avenue
     Minneapolis, Minnesota  55479-0040
     612-667-8833 or 800-338-1348

PROSPECTUS
March 1, 1996

This prospectus offers A Shares and B Shares of Diversified Equity Fund, Growth Equity Fund and Income Equity Fund (each a "Fund" and collectively the "Funds"). The Funds are separate diversified equity portfolios of Norwest Advantage Funds (the "Trust"), which is a registered open-end management investment company.

This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information ("SAI") dated March 1, 1995, as amended from time to time, which contains more detailed information about the Trust and each of the Funds and is incorporated into this Prospectus by reference. An investor may obtain a copy of the SAI without charge by contacting the Trust's distributor, Forum Financial Services, Inc., at 61 Broadway, New York, New York 10006 or by calling 212-363-3300. Investors should read this Prospectus and retain it for future reference.

NORWEST ADVANTAGE FUNDS IS A FAMILY OF OPEN-END INVESTMENT COMPANIES COMMONLY KNOWN AS MUTUAL FUNDS. THE SHARES OF MUTUAL FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY. THE SHARES ALSO ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK OR BANK AFFILIATE.

AN INVESTMENT IN SHARES OF ANY MUTUAL FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1.   PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUNDS

The following summary is qualified in its entirety by the more detailed information contained in this Prospectus.

INVESTMENT OBJECTIVES AND POLICIES

DIVERSIFIED EQUITY FUND seeks long-term capital appreciation while moderating annual return volatility by diversifying its investments in accordance with five different equity investment styles.

GROWTH EQUITY FUND seeks a high level of long-term capital appreciation while moderating annual return volatility by diversifying its investments in accordance with three different investment styles. The Fund assumes a higher level of risk than Diversified Equity Fund in order to seek increased returns.

INCOME EQUITY FUND seeks long-term capital appreciation in line with that of the overall equity securities markets and to provide above average dividend income.

INVESTMENT ADVISERS
The Funds' investment adviser (the "Adviser") is Norwest Investment Management, a part of Norwest Bank Minnesota, N.A. ("Norwest"). Norwest is a subsidiary of Norwest Corporation, a bank holding company with operations in 50 states and $___ billion in total assets. The Adviser provides investment advice to various institutions, pension plans and other accounts and, as of _________.___, 1995, managed assets totaling approximately $___ billion. See "Management - Investment Advisory Services." The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

The Adviser may, in the process of providing investment advise to the Funds, utilize different equity investment styles employed by other funds of the Trust (Index Fund, Large Company Growth Fund, Small Company Stock Fund, Small Company Growth Fund and International Fund). These Funds are offered by separate prospectus to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates (See "Shares of the Funds"). The use of different equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out-of-favor during the course of a market cycle. The percentage of a Fund's assets invested using a specified investment style may be changed by the Adviser in response to market or other conditions. For a further description of each Fund's investments and investment techniques and additional risk considerations associated with those investments, see the discussion below, "Investment Objectives and Policies - Investment Styles", "Additional Investment Policies and Risk Considerations" and the SAI.

Subject to the Adviser's general oversight, Crestone Capital Management, Inc. ("Crestone"), a subsidiary of Norwest, acts as investment subadviser to Small Company Stock Fund. Subject to the Adviser's general oversight, Schroder Capital Management International, Inc. ("Schroder") acts as investment subadviser to Diversified Equity Fund and Growth Equity Fund (Crestone, Schroder and the Adviser, collectively, are sometimes referred to as the "Advisers").

Norwest serves as the Trust's transfer agent, dividend disbursing agent and custodian. See "Management - Shareholder Servicing and Custody."

FUND MANAGEMENT
The manager of the Trust and distributor of its shares is Forum Financial Services, Inc. ("Forum"), a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Norwest provides certain administrative services to International Fund. See "Management - Management and Distribution Services."

SHARES OF THE FUNDS
Each Fund currently offers three separate classes of shares: A class ("A Shares"), B class ("B Shares") and I class ("I Shares"). A Shares and B Shares are sold through this Prospectus and are collectively referred to as the "Shares."

     A SHARES. A Shares are offered at a price equal to their net asset value plus a sales charge imposed at the time of purchase or, in some cases, a contingent deferred sales charge imposed on redemptions made within two years of purchase.

     B SHARES. B Shares are offered at a price equal to their net asset value plus a contingent deferred sales charge imposed on most redemptions made within six years of purchase. B Shares pay a distribution services fee at an annual rate of up to 0.75%, and a maintenance fee in an amount equal to 0.25%, of the B Shares' average daily net assets. B Shares automatically convert to A Shares of the same Fund seven years after the end of the calendar month in which the B Shares were originally purchased.

The choice of A Shares or B Shares permits each investor to purchase those shares that the investor believes to be most beneficial given the amount purchased, the length of time the investor expects to hold the shares and other circumstances. A Shares will normally be more beneficial to the investor who qualifies for reduced initial sales charges as described below. See "How to Buy Shares - Alternative Distribution Arrangements."

I Shares are offered by a separate prospectus to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates. Shares of each class of a Fund have identical interests in the investment portfolio of the Fund and, with certain exceptions, have the same rights. See "Other Information - The Trust and Its Shares."

HOW TO BUY AND SELL SHARES
Shares may be purchased or redeemed by mail, by bank wire and through an investor's broker-dealer or other financial institution. The minimum initial investment in Shares is $1,000. The minimum subsequent investment is $100. See "How to Buy Shares" and "How to Sell Shares."

EXCHANGES

Shareholders may exchange A Shares and B Shares for A Shares and B Shares, respectively, of certain other funds of the Trust. In addition, A Shares may be exchanged for investor class shares of certain money market funds of the Trust and B Shares may be exchanged for exchange class shares of Ready Cash Investment Fund of the Trust. See "Other Shareholder Services - Exchanges."

SHAREHOLDER FEATURES
Each Fund offers an Automatic Investment Plan, Automatic Withdrawal Plan and Directed Dividend Option. Purchases of A Shares may be subject to Rights of Accumulation, Cumulative Quantity Discounts or a Reinstatement Privilege. See "Other Shareholder Services" and "How to Buy Shares - Alternative Distribution Arrangements."

DIVIDENDS
Dividends of net investment income are declared and paid annually. Each Fund's net capital gain, if any, is distributed annually. All dividends and distributions are reinvested in additional Fund shares unless the shareholder elects to have them paid in cash. See "Dividends and Tax Matters."

CERTAIN INVESTMENT CONSIDERATIONS AND RISK FACTORS
There can be no assurance that any Fund will achieve its investment objective, and a Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in a Fund may be worth more or less than its original value. The policy of investing in smaller companies employed by the Funds that invest in small company securities entails certain risks in addition to those normally associated with investments in equity securities.

An investment in any Fund involves certain risks, depending on the types of investments made and the types of investment techniques employed. All investments made by the Funds entail some risk. Certain investments and investment techniques, however, entail additional risks, such as investments in issuers with limited market capitalization. The use of leverage by certain Funds through borrowings, securities lending and other investment techniques involves additional risks. See "Investment Objectives and Policies - Additional Investment Policies and Risk Considerations."

EXPENSE INFORMATION

The purpose of the following table is to assist investors in understanding the expenses that an investor in Shares of a Fund will bear directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES(1)
(applicable to each Fund)

                                              A Shares              B Shares
                                              --------              --------

Maximum sales charge imposed on purchases       4.5%                  Zero
(as a percentage of public offering price)
Maximum deferred sales charge (as a            Zero(2)                4.0%
percentage of the lesser of original
purchase price or redemption proceeds)

Exchange Fee                                   Zero                   Zero

ANNUAL OPERATING EXPENSES(3)
(as a percentage of average daily net assets after applicable fee waivers and expense reimbursements)


                                   Diversified Equity                     Growth Equity                      Income Equity
                                          Fund                                 Fund                              Fund


                                   A                 B                 A                B                A                B
                                 Shares            Shares            Shares           Shares           Shares           Shares

Investment Advisory Fees          ____%             ____%             ____%             ____%           ____%            ____%

Rule 12b-1 Fees(5)                None              ____%             None              ____%           None             ____%
Other Expenses                    ____%             ____%             ____%             ____%           ____%            ____%

Total Operating Expenses          ____%             ____%             ____%             ____%           ____%            ____%


(1) Sales charge waivers and reduced sales charge plans are available for A Shares. The maximum 4.0% contingent deferred sales charge on B Shares applies to redemptions during the first year after purchase; the charge declines thereafter, becoming 3.0% during the second and third years, 2.0% during the fourth and fifth years, 1.0% during the sixth year and reaches zero the following year. See "How to Buy Shares - Alternative Distribution Arrangements."
(2) If A Shares purchased without an initial sales charge (purchases of $1,000,000 or more) are redeemed within two years after purchase, a contingent deferred sales charge of up to 1.0% will be applied to the redemption. See "How to Buy Shares - Alternative Distribution Arrangements."
(3) For a further description of the various expenses associated with Shares, see "Management." Expenses associated with the I Shares of a Fund differ from those of Shares listed in the table shown above. The amounts of expenses for Diversified Equity Fund, Growth Equity Fund and Income Equity Fund are based on amounts incurred during the Funds' most recent fiscal year ended October 31, 1995. Absent waivers, the Investment Advisory Fee for A Shares and B Shares of Diversified Equity Fund, Growth Equity Fund and Income Equity Fund would be ____%.

With respect to A Shares, absent expense reimbursements and fee waivers the expenses of Diversified Equity Fund, Growth Equity Fund and Income Equity Fund would be: Other Expenses, ____%, ____%, and ____%, respectively; and Total Operating Expenses, ____%, ____%, and ____%, respectively. With respect to B Shares, absent expense reimbursements and fee waivers the expenses of Diversified Equity Fund, Growth Equity Fund, and Income Equity Fund would be:
Other Expenses, ____%, ____%, and ____%, respectively; and Total Operating Expenses, ____%, ____%, and ____%, respectively. Other Expenses include transfer agency and custodial fees payable to Norwest at a combined annual rate of up to 0.30% of each Fund's average daily net assets attributable to A Shares and B Shares.

(5) Absent waivers, the Rule 12b-1 Fees would be 1.00% for B Shares of each Fund. Long-term shareholders of B Shares may pay aggregate sales charges totaling more than the economic equivalent of the maximum front-end sales charges permitted by the Rules of Fair Practice of National Association of Securities Dealers, Inc.

EXAMPLE

Following is a hypothetical example that indicates the dollar amount of expenses that an investor would pay, assuming a $1,000 investment in a Fund's Shares, a 5 % annual return and reinvestment of all dividends and distributions:

                                        1 Year    3 Years   5 Years   10 Years
                                        ------    -------   -------   --------
Diversified Equity Fund
     A Shares
     B Shares
       Assuming redemption at the end of the period
       Assuming no redemption
Growth Equity Fund
     A Shares
     B Shares
       Assuming redemption at the end of the period
       Assuming no redemption
Income Equity Fund
     A Shares
     B Shares
       Assuming redemption at the end of the period
       Assuming no redemption

The example is based on the expenses listed in the expense table. The 5% annual return is not predictive of and does not represent the Funds' projected returns; rather, it is required by government regulation. The example assumes deduction of the maximum initial sales charge for A Shares, deduction of the contingent deferred sales charge for B Shares applicable to a redemption at the end of the period and the conversion of B Shares to A Shares at the end of seven years.
THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

2.   FINANCIAL HIGHLIGHTS

The following table provides financial highlights for each Fund. This information represents selected data for a single outstanding A and B Share of each Fund for the periods shown. Information for the years ended October 31, 1995 was audited by _______________, independent auditors. The Funds' financial statements for the fiscal year ended October 31, 1995 and independent auditors' report thereon are contained in the Annual Report of the Funds and are incorporated by reference into the SAI. Further information about each Fund's performance is contained in the Annual Report, which may be obtained from the Trust without charge.

                                     DIVERSIFIED EQUITY                   GROWTH EQUITY                     INCOME EQUITY
                                            FUND                              FUND                               FUND

                                  Period Ended October 31,          Period Ended October 31,           Period Ended October 31,
                                    1995             1994             1995             1994             1995             1994

                                  A Shares         B Shares         A Shares         B Shares         A Shares         B Shares

Beginning Net Asset
   Value per Share

Net Investment
Income (Deficit)
Net Realized and Unrealized
Gain (Loss) on Investments,
Foreign Currency
Transactions and Futures
Transactions

Dividends from Net
Investment Income

Distributions from Net
Realized gains
Ending Net Asset Value per
Share

Ratios to Average Net Assets
     Expenses (b)

     Net Investment
       Income (Deficit)

Total Return
Portfolio Turnover Rate

Net Assets at the End of      $                        $                $                $                $                $
    Period (000's omitted)


(a) Each Fund commenced operations on November 11, 1994 and commenced the offering of A and B Shares on or about _______ __, 1996.
(b) During the periods, various fees and expenses were waived and reimbursed, respectively. Had these waivers and reimbursements not occurred, the ratio of expenses to average net assets would have been:
Expenses
(d)  Annualized.

3.   INVESTMENT OBJECTIVES AND POLICIES

To achieve their investment objectives, the funds invest primarily in common stocks and other equity securities. The domestic securities in which a Fund invests are generally listed on a securities exchange or included in the National Association of Securities Dealers Automated Quotation (NASDAQ) National Market System but may be traded in the over-the-counter securities market. Under normal circumstances, each of the funds will invest substantially all of its asses, but not less than 65 percent of its net assets, in equity securities. Diversified Equity Fund and Growth Equity Fund each invest specified percentages of their assets in accordance with different equity investment styles.

INVESTMENTS IN CORE TRUST. The Trust has received an exemptive order from the SEC under which Diversified Equity Fund and Growth Equity Fund (the "Blended Funds") currently invest the portions of their assets that are managed in a small company, an index and an international investment style, respectively, in Small Company Portfolio, Index Portfolio, and International Portfolio II (the "Blended Portfolios"). These Portfolios are each separate portfolios of Core Trust. By pooling their assets in the Blended Portfolios, the Funds may be able to achieve benefits that they could not achieve by investing directly in securities. See "Other Information - Core Trust Structure." The conditions of the Trust's exemptive order do not permit a Fund to invest all of its assets in a Blended Portfolio.

The investment objectives and policies and investment risk considerations for International Portfolio II and Index Portfolio are to provide long-term capital appreciation by investing directly or indirectly in high-quality companies based outside the United States and to duplicate the return of the Standard & Poor's 500 Composite Stock Price Index, respectively. and are identical to the investment objectives and policies and investment risk considerations of International Fund and Index Fund, separate series of the Trust, which are offered by separate prospectuses.

The investment objective of Small Company Portfolio is to provide long-term capital appreciation by investing primarily in small and medium-sized domestic companies that are either growing rapidly or completing a period of significant change. This Portfolio invests its assets partially in the style of Small Company Stock Fund and partially in the style of Small Company Growth Fund and, in the future, may invest its assets in accordance with additional small company investment styles.

DIVERSIFIED EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to seek long-term capital appreciation while moderating annual return volatility by diversifying its investments in accordance with five different equity investment styles.

INVESTMENT POLICIES. Diversified Equity Fund is designed to minimize the volatility and risk of investing in equity securities. The Fund's portfolio combines five different equity investment styles, those of four equity funds of the Trust - Large Company Growth Fund, International Fund, Income Equity Fund and Index Fund - and a small company investment style ("Small Company investment style"), which reflects a mix of the investment styles of Small Company Stock Fund and Small Company Growth Fund, two other funds of the Trust, and a small company value investment style (the "Small Company Value investment style"). The Fund utilizes different equity investment styles in order to reduce the risk of relying on a single investment style. Reliance on multiple equity investment styles is intended to reduce the price and return volatility of the Fund. Because Diversified Equity Fund blends five equity investment styles, it is anticipated that its price and return volatility will be less than that of Growth Equity Fund, which blends three equity investment styles. The Fund will generally invest the following percentages of its total assets in accordance with the indicated investment styles:

Diversified Equity Fund Allocation

Index Fund style                   25%
Income Equity Fund style           25%
Large Company Growth Fund style    25%
Small Company investment style     10%
International Fund style           15%

TOTAL FUND ASSETS                  100%

Investors should refer to the descriptions of the investment styles below for a discussion of the investments and investment techniques of those styles and, accordingly, of the portions of Diversified Equity Fund invested in those styles. The management of the Fund's assets is divided among the Fund's seven portfolio managers, four of whom are also the portfolio manager for a corresponding Equity Fund and three of whom jointly co-manage the assets allocated to Small Company investment style.

INVESTMENT STYLES

INDEX FUND INVESTMENT STYLE. The Index Fund investment style is designed to duplicate the return of the Standard & Poor's 500 Composite Stock Index (the "Index") with minimum tracking error, while also minimizing transaction costs. Under normal circumstances, the portion of a Fund that invests in accordance with the Index Fund investment style will hold stocks representing 96 percent or more of the capitalization-weighted market values of the Index. Portfolio transactions with respect to the Index Fund investment style generally are executed only to duplicate the composition of the Index, to invest cash received from portfolio security dividends or shareholder investments in the Fund, and to raise cash for fund management purposes. The Fund may hold cash or cash equivalents while awaiting investment in securities contained in the Index and for the purpose of facilitating payment of expenses or funding redemptions. For these and other reasons, assets allocated to this investment style can be expected to approximate but not be equal to that of the Index.

In managing assets allocated to this style, the Adviser may utilize index futures contracts to a limited extent. Index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. As no physical delivery of the fixed income or equity securities comprising the index is made, a purchaser of index futures contracts may participate in the performance of the securities contained in the index without the required capital commitment.

Index futures contracts may be used for several reasons: to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading or to reduce transactions costs. For a description of futures contracts and their risks see "Additional Investment Policies and Risk Considerations - Futures Contracts."

The Index tracks the total return performance of 500 common stocks which are chosen for inclusion in the Index by Standard & Poor's Corporation ("S&P") on a statistical basis. The inclusion of a stock in the Index in no way implies that S&P believes the stock to be an attractive investment. The 500 securities, most of which trade on the New York Stock Exchange, represent approximately 70 percent of the total market value of all U.S. common stocks. Each stock in the Index is weighted by its market value. Because of the market-value weighting, the 50 largest companies in the Index currently account for approximately 45 percent of its value. The Index emphasizes large-capitalizations and, typically, companies included in the Index are the largest and most dominant firms in their respective industries.

The Index Fund investment style is not sponsored, endorsed or promoted by S&P, nor does S&P make any representation or warranty, implied or express, to the purchasers of any Fund using the Index Fund investment style or any member of the public regarding the advisability of investing in index funds or the ability of the Index to track general stock market performance. S&P does not guarantee the accuracy and/or the completeness of the Index or any data included therein.

S&P makes no warranty, express or implied, as to the results to be obtained by a Fund using the Index Fund investment style, any person or any entity from the use of the Index or any data included therein. S&P makes no express or implied warranties and hereby expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the Index or any data included therein.

INCOME EQUITY FUND INVESTMENT STYLE. Assets allocated to the Income Equity Fund investment style will invest in accordance with the investment objective and policies of that Fund, which are described below.

LARGE COMPANY GROWTH FUND INVESTMENT STYLE. Employing the Large Company Growth Fund investment style will result in investments primarily in the common stock of large, high-quality domestic companies that have superior growth potential. Large companies are those whose market capitalization is at least $500 million at the time of investment and whose equity trading volume would permit the sale or purchase of a large position in the securities of the company in 2 or 3 trading days. Market capitalization refers to the total market value of a company's outstanding shares of common stock. In selecting securities for investment, this investment style seeks issuers whose stock is attractively valued and whose fundamental characteristics both are significantly better than the market average and which support internal earnings growth capability. The investments may also include the securities of companies whose growth potential is generally unrecognized or misperceived by the market.

SMALL COMPANY INVESTMENT STYLE. In selecting securities for assets allocated to the Small Company investment style, the Adviser uses the investment style of Small Company Growth Fund and two other investment styles described below: Small Company Stock Fund investment style and the Small Company Value investment style. Assets allocated to the Small Company investment style are invested 1/3 in the Small Company Growth Fund style, 1/3 in the Small Company Stock Fund investment style an 1/3 in the Small Company Value investment style.

Prior to December 11, 1995 the Small Company investment style did not allocate any assets to the Small Company Value investment styles. The Small Company investment style is expected to be allocated completely in this manner by June 1, 1996. Small Company investment style may in the future allocate its assets to additional investment styles.

In selecting securities in accordance with the Small Company Stock Fund investment style, the Adviser seeks securities with significant price appreciation potential and attempts to identify companies that show above average growth, as compared to long term overall market growth. In investing assets allocated to this investment style, the Adviser may invest in preferred stock and securities convertible into common stock and may invest up to 20 percent of total assets allocated to this style in foreign securities and in American Depository Receipts, European Depository Receipts and other similar securities of foreign issuers.

In selecting portfolio investments, the Small Company Value investment style focuses on securities that are conservatively valued in the marketplace relative to their underlying fundamentals. Value investing provides investors with a less aggressive way to take advantage of growth opportunities of small companies. Under a value approach, the Fund will seek to invest in stocks priced low relative to comparable companies, determined by price/earnings ratios, cash flows or other measures. Value investing therefore may reduce downside risk while offering potential for capital appreciation as a stock gains favor among other investors and its stock price rises.

SMALL COMPANY INVESTMENT RISKS AND CONSIDERATIONS. The companies in which Small Company Growth Fund and the Small Company investment style components of the other Funds invest may be in a relatively early stage of development or may produce goods and services which have favorable prospects for growth due to increasing demand or developing markets. Frequently, such companies have a small management group and single product or product line expertise. These characteristics may result in an enhanced entrepreneurial spirit and greater focus which may make those companies successful. The Adviser believes that such companies may develop into significant business enterprises and that an investment in such companies offers a greater opportunity for capital appreciation than an investment in larger more established entities. Small companies frequently retain a large part of their earnings for research, development and investment in capital assets, however, so that the prospects for immediate dividend income are limited.

Investments in smaller companies generally involve greater risks than investments in larger companies due to the small size of the issuer and the fact that the issuer may have limited product lines, access to financial markets and management depth. In addition, many of the securities of smaller companies trade less frequently and in lower volumes than securities issued by larger firms. The result is that the short-term price volatility of small company securities is greater than the short-term price volatility of the securities of larger, more established companies that are widely held. The securities of small companies may also be more sensitive to market changes generally than the securities of large companies. In addition, securities that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities traded on a national securities exchange. As a result, disposition of a portfolio security, to meet redemptions by shareholders or otherwise, may require a Fund to sell the security at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over an extended period.

While securities issued by smaller companies historically have experienced greater market appreciation than the securities of larger entities, there is no assurance that they will continue to do so or that the Fund will be successful in identifying companies whose securities will appreciate.

INTERNATIONAL FUND INVESTMENT STYLE. The International Fund investment style is designed to achieve international diversification of investments by participating in foreign securities markets. Because international investments generally involve risks in addition to those risks associated with investments in the United States, the style should be considered only as a vehicle for international diversification.

International Fund investment style invests substantially in equity securities of companies domiciled outside the United States. The investments are selected on the basis of their potential for capital appreciation without regard to current income. The International Fund investment style also invests in the securities of closed-end investment companies investing primarily in foreign securities and may invest in debt obligations of foreign governments or their political subdivisions, agencies or instrumentalities, of supranational organizations and of foreign corporations. Investment will be diversified among securities of issuers in foreign countries including, but not limited to, Japan, Germany, the United Kingdom, France, the Netherlands, Hong Kong, Singapore and Australia. In general, under the International Fund investment style investments will only be in securities of companies and governments in countries that Schroder, in its judgment, considers both politically and economically stable. Under the International Fund investment style there is no limit on the amount of foreign assets which may be invested in any one type of foreign instrument or in any foreign country; however, to the extent that International Fund investment style concentrates assets in a foreign country, it will incur greater risks. International Fund investment style may also invest in foreign exchange contracts, including forward contracts to purchase or sell foreign currencies, in anticipation of currency requirements and to protect against possible adverse movements in foreign exchange rates. Although such contracts may reduce the risk of loss from adverse movements in currency values, the contracts also limit possible gains from favorable movements.

FOREIGN INVESTMENT RISKS AND CONSIDERATIONS. All investments, domestic and foreign, involve certain risks. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of foreign investors' assets.

Moreover, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to shareholders; commission rates payable on foreign transactions are generally higher than in the United States; foreign accounting, auditing and financial reporting standards differ from those in the United States and, accordingly, less information may be available about foreign companies than is available about issuers of comparable securities in the United States; and foreign securities may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will also affect the value in U.S. dollars of all foreign currency-denominated securities held. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.
Income from foreign securities will be received and realized in foreign currencies, and each Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar will reduce the dollars available to make a distribution. Similarly, if the exchange rate declines between the time after a Fund's income has been earned and computed in U.S. dollars and the time it is paid may require a Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, a Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to seek a high level of long-term capital appreciation while moderating annual return volatility by diversifying its investments in accordance with three different investment styles. The Fund assumes a higher level of risk than Diversified Equity Fund in order to seek increased returns.

INVESTMENT POLICIES. Growth Equity Fund is designed to reduce the volatility and risk of investing in equity securities. The Fund's portfolio combines three different equity investment styles, those of two of the Equity Funds - Large Company Growth Fund and International Fund - and a small company investment style ("Small Company investment style"), which reflects a mix of the investment styles of both Small Company Stock Fund and Small Company Growth Fund. The Fund utilizes different equity investment styles in order to reduce the risk of relying on a single equity investment style. Reliance on multiple equity investment styles is intended to reduce the price and return volatility of the Fund. Although Growth Equity Fund blends three equity investment styles, it is anticipated that the Fund's price and return volatility will be somewhat greater than those of Diversified Equity Fund, which blends five equity investment styles. The Fund will generally invest the following percentages of its total assets in accordance with the indicated investment styles:

Growth Equity Fund Allocation

Large Company Growth Fund style         35%
Small Company investment style          35%
International Fund style                30%

TOTAL FUND ASSETS                       100%

Investors should refer to the descriptions of each of the foregoing investment styles for a discussion of the objectives, policies and risks involved in the investments and investment techniques of those styles and, accordingly, of the portions of Growth Equity Fund invested using those styles. The management of the Fund's assets is divided among the Fund's four portfolio managers, two of whom are also the portfolio manager for a corresponding Equity Fund and two of whom jointly co-manage the assets allocated to Small Company investment style.

INCOME EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to seek long-term capital appreciation in line with that of the overall equity securities markets and to provide above average dividend income.

INVESTMENT POLICIES. Income Equity Fund invests primarily in the common stock of large, high-quality domestic companies which have above-average return potential based on current market valuations. Primary emphasis is placed on investing in securities of companies with above-average dividend income. In selecting securities for the Fund, the Adviser uses various valuation measures, including above-average dividend yields and below industry average price to earnings, price to book and price to sales ratios. The Fund considers large companies to be those whose market capitalization is at least $600 million at the time of the Fund's purchase. Market capitalization refers to the total market value of a company's outstanding shares of common stock. The Fund may also invest in preferred stock and securities convertible into common stock and may purchase American Depository Receipts, European Depository Receipts and other similar securities of foreign issuers. See "Investment Policies - Equity Funds - International Fund - Foreign Investment Risks and Considerations." Under normal circumstances, the Fund will not invest more than 10 percent of its total assets in the securities of a single issuer.

ADDITIONAL INVESTMENT POLICIES AND RISK CONSIDERATIONS.

Each Fund's investment objective and all investment policies of the Funds that are designated as fundamental may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund . A majority of outstanding voting securities means the lesser of 67% of the shares present or represented at a shareholders' meeting at which the holders of more than 50% of the outstanding shares are present or represented, or more than 50% of the outstanding shares. Except as otherwise indicated, investment policies of the Fund's are not deemed to be fundamental and may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. For more information concerning shareholder voting, see "Other Information - The Trust and Its Shares - Shareholder Voting and Other Rights" and "Other Information - Core Trust Structure." A further description of the Funds' investment policies, including additional fundamental policies, is contained in the SAI.

Each investment adviser monitors the creditworthiness of counterparties to the Funds' transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal credit risks and the benefits from the transaction justify the attendant risks.

BORROWING. As a fundamental policy, each Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, and will limit borrowings to amounts not in excess of 33 1/3% of the value of the Fund's total assets. As computed immediately after the borrowing. No Fund may purchase securities for investment while any borrowing equal to 5 percent or more of the Fund's total assets is outstanding or borrow for purposes other than meeting redemptions in an amount exceeding 5 percent of the value of the Fund's total assets. A Fund's use of borrowed proceeds to make investments would subject the Fund to the risks of leveraging. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. When a Fund establishes a separate account to limit the amount of leveraging of the Fund with respect to certain investment techniques, the Fund does not treat those techniques as involving borrowings (although they may have characteristics and risks similar to borrowings and result in the Fund's assets being leveraged). The use of these techniques in connection with a segregated account may result in a Fund's assets being 100 percent leveraged. See "Techniques Involving Leverage". As a fundamental policy, no Fund may make loans except for loans of portfolio securities, through the use of repurchase agreements that are otherwise permitted investments for the Fund.

TECHNIQUES INVOLVING LEVERAGE. Utilization of leveraging involves special risks and may involve speculative investment techniques. The Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only when the Adviser to a Fund believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the Fund's investment. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund.

The risks of leverage include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SEGREGATED ACCOUNT. In order to limit the risks involved in various transactions involving leverage, the Trust's custodian will set aside and maintain in a segregated account cash, U.S. Government Securities and other liquid, high-grade debt securities in accordance with SEC guidelines. The accounts value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions. The Fund's commitments may include the Fund's obligations to settle when-issued and forward commitment transactions. The use of a segregated account in connection with leveraged transactions may result in a Fund's portfolio being 100 percent leveraged.

DIVERSIFICATION AND CONCENTRATION. Each Fund is diversified as that term is defined in the Investment Company Act of 1940 (the "1940 Act"). As a fundamental policy, with respect to 75% of its assets, no Fund may purchase a security (other than a U.S. Government Security) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of a single issuer or
(ii) the Fund would own more than 10% of the outstanding voting securities of any single issuer. Each Fund reserves the right to invest all or a portion of its assets in another diversified, open-end investment company with substantially the same investment objective and policies as the Fund. Each Fund is prohibited from concentrating its assets in the securities of issuers in any industry. As a fundamental policy, each Fund may not purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry. This limit does not apply to investments in U.S. Government Securities, foreign government securities or repurchase agreements covering U.S. Government Securities or investment company securities.

COMMON AND PREFERRED STOCK. The Funds may invest in common and preferred stock. Common stockholders are the owners of the company issuing the stock and, accordingly, vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company, are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends and, in the alternative, as to the recovery of investment. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings of the company and not interest payments, which are expenses of the company. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

The Funds may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and


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failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment therein).

CONVERTIBLE SECURITIES. The Funds may invest in convertible securities that are investment grade, including convertible debt and convertible preferred stock, which may be rated by a nationally recognized statistical rating organization ("NRSRO") or may be unrated. Convertible securities are fixed income securities or preferred stock which may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinate to comparable nonconvertible securities. In general, the value of a convertible security is the higher of its investment value (its value as a fixed income security) and its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The value of convertible securities, however, is also influenced by the value of the underlying common stock.

The rating categories for convertible securities range from Aaa to C, in the case of Moody's Investors Service, Inc. ("Moody's"), and from AAA to D, in the case of Standard & Poor's Corporation ("S&P"), and for preferred stock range from aaa to c, in the case of Moody's, and from AAA to D, in the case of S&P. Securities in the lowest rating categories are characterized by Moody's as having extremely poor prospects of ever attaining any real investment standing and by S&P as being in default, in the case of debt, and non-paying with debt in default, in the case of preferred stock. Unrated securities may not be as actively traded as rated securities. A further description of the ratings used by Moody's, S&P and certain other NRSROs is contained in the SAI.

AMERICAN DEPOSITORY RECEIPTS; EUROPEAN DEPOSITORY RECEIPTS. The Funds may invest in sponsored and unsponsored American Depository Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Funds may also invest in European Depository Receipts ("EDRs"), which are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and in other similar instruments representing securities of foreign companies. EDRs, in bearer form, are designed for use in European securities markets.


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U.S. GOVERNMENT SECURITIES. As used in this Prospectus, the term U.S. Government
Securities means obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. The U.S. Government Securities in which a Fund may invest include U.S. Treasury Securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S.
Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, the U.S. Government Securities in which the Funds may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

REPURCHASE AGREEMENTS AND LENDING OF PORTFOLIO SECURITIES. Each Fund may seek additional income by entering into repurchase agreements or by lending securities from its portfolio to brokers, dealers and other financial institutions. These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, a Fund might suffer a loss.

Repurchase agreements are transactions in which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. When a Fund lends a security it receives interest from the borrower or from investing cash collateral. The Trust maintains possession of the purchased securities and any underlying collateral in these transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest. International Portfolio and, with respect to the portion of their assets managed in the International Fund investment style, Diversified Equity Fund and Growth Equity Fund may enter into repurchase agreements with foreign entities. The Funds may pay fees to arrange securities loans and each Fund will, as a fundamental policy, limit securities lending to not more than 33 1/3% of the value of its total assets.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each of the Funds may purchase securities offered on a "when-issued" basis and may purchase securities on a "forward commitment" basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within three months after the transaction, but delayed settlements beyond three months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased and, thus, no interest accrues to the Fund. At the time a Fund makes a commitment to purchase securities in this manner, however, the Fund immediately assumes the risk of ownership, including price fluctuation. Failure by the other party to deliver a security purchased by a Fund may result in a loss or a missed opportunity to make an alternative investment.


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The use of when-issued transactions and forward commitments enables a Fund to hedge against anticipated changes in interest rates and prices. If the Adviser or Schroder were to forecast incorrectly the direction of interest rate movements, however, a Fund might be required to complete these transactions when the value of the security is lower than the price paid by the Fund. No Fund will purchase securities on a when-issued or forward commitment basis if, as a result, more than 15 percent of the value of the Fund's total assets would be committed to such transactions.

When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds purchase securities on a when-issued and forward commitment basis only with the intention of actually receiving the securities. Commitment of a Fund's assets to the purchase of securities on a when-issued or forward commitment basis will tend to increase the volatility of the Fund's net asset value per share.

ILLIQUID SECURITIES. No Fund may invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements not entitling the holder to payment within seven days and restricted securities (other than those determined to be liquid pursuant to guidelines established by the Board or, with respect to assets allocated to a Blended Portfolio, Core Trust's board of trustees). Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might also have to register restricted securities in order to dispose of them, resulting in expense and delay. A Fund might not be able to dispose of restricted or other securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time.

A domestic institutional market has developed for certain securities that are not registered under the Securities Act of 1933 (the "1933 Act"), including repurchase agreements and foreign securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A security's contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act, the investment advisers may determine that such securities are not illiquid securities under guidelines adopted by the Board (or, with respect to assets allocated to a Blended Portfolio, Core Trust's board of trustees). These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holdings of that security may be illiquid.

FUTURES CONTRACTS. A Fund using the Index Fund investment style may invest in index futures contracts to a limited extent. Index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the


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securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contract.

RISK CONSIDERATIONS. A Fund's investment in futures contracts under the Index Fund investment style subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) imperfect correlations between movements in the prices of futures contracts and movements in the price of the securities hedged which may cause a given hedge not to achieve its objective; (2) the fact that the skills and techniques needed to trade futures are different from those needed to select the other securities in which the Fund invests; (3) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions; and (4) the possible need to defer closing out of certain futures contracts to avoid adverse tax consequences.

Other risks of investing in futures contracts in accordance with the Index Fund investment style include the possibility that the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist.

The Funds have no current intention of investing in futures contracts for purposes other than hedging. The current market value of all open futures positions held by a Fund will not exceed 50 percent of its total assets.

TEMPORARY DEFENSIVE POSITION. When business or financial conditions warrant, each Fund may assume a temporary defensive position and invest without limit in cash or prime quality cash equivalents, including (i) short-term U.S. Government Securities, (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States, (iii) commercial paper, (iv) repurchase agreements and (v) shares of "money market funds" registered under the 1940 Act within the limits specified therein. During periods when and to the extent that a Fund has assumed a temporary defensive position, it may not be pursuing its investment objective. Prime quality instruments are those that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality. Apart from temporary defensive purposes, a Fund may at any time invest a portion of its assets in cash and cash equivalents as described above. Except during periods when a Fund assumes a temporary defensive position, each Fund will have at least 65% of its total assets invested in equity securities. The Portfolio and, with respect to the portion of their assets managed by Schroder, Diversified Equity Fund and Growth Equity Fund may hold cash and bank instruments denominated in any major foreign currency.

PORTFOLIO TRANSACTIONS. The investment advisers place orders for the purchase and sale of assets they manage with brokers and dealers selected by and in the discretion of the respective adviser.


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The investment advisers seek "best execution" for all portfolio transactions, but a Fund may pay higher than the lowest available commission rates when an investment adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction.

Commission rates for brokerage transactions are fixed on many foreign securities exchanges, and this may cause higher brokerage expenses to accrue to a Fund that invests in foreign securities than would be the case for comparable transactions effected on United States securities exchanges.

Subject to the Funds' policy of obtaining "best execution" each investment adviser may employ broker-dealer affiliates of the investment adviser (collectively "Affiliated Brokers") to effect brokerage transactions for the Funds. The Funds' payment of commissions to Affiliated Brokers is subject to procedures adopted by the Board (and, with respect to assets allocated to a Blended Portfolio, Core Trust's board of trustees) to provide that the commissions will not exceed the usual and customary broker's commissions charged by unaffiliated brokers. No specific portion of a Fund's brokerage will be directed to Affiliated Brokers and in no event will a broker affiliated with the investment adviser directing the transaction receive brokerage transactions in recognition of research services provided to the adviser.

The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. The Funds' portfolio turnover is reported under "Financial Highlights." Schroder anticipates that the annual portfolio turnover rate in the Portfolio will be less than 100%. An annual portfolio turnover rate of 100% would occur if all of the securities in the Portfolio were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Funds or Portfolio and a possible increase in short-term capital gains or losses.

4.   MANAGEMENT

The business of the Trust is managed under the direction of the Board of Trustees (the "Board"), and the business of Core Trust is managed under the direction of Core Trust's Board of Trustees. The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Funds and the Trust. The SAI contains general background information about the Trustees and Officers of the Trust and of Core Trust. The Board consists of eight persons.

INVESTMENT ADVISORY SERVICES

NORWEST INVESTMENT MANAGEMENT. Subject to the general supervision of the Board, Norwest Investment Management makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program or oversees the investment decisions of the investment subadviser, as applicable. The Adviser is a part of Norwest, a subsidiary of Norwest Corporation, which is a multi-bank holding company that was incorporated under the laws of Delaware in 1929. As of December 31, 1995, Norwest Corporation was the ___th largest bank holding company in the United States in terms of assets. As of that date, the Adviser managed or provided investment advice with respect to assets totaling approximately $___ billion.


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


The Adviser provides investment management services to each Fund pursuant to investment advisory agreements between Norwest and the Trust. For the Adviser's services, Norwest receives an advisory fee with respect to Diversified Equity Fund, Growth Equity Fund and Income Equity Fund at the following annual rates:
0.65%, 0.90% and 0.50%, respectively, based on the average daily net assets of the respective Fund.

Pursuant to the investment subadvisory agreements, the Adviser (and not the Trust) pays Schroder and Crestone a fee for their investment subadvisory services; however, that compensation does not increase the amount paid by the Trust to the Adviser pursuant to the Adviser's investment advisory agreements.

Advisory fees are accrued daily and paid monthly. The advisory fees for the Funds are higher than those paid by most investment companies of all types to their advisers, but the Board believes that the fees are appropriate for equity funds.

SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC. Subject to the Adviser's general oversight, Schroder, through its London, England branch, acts as investment subadviser to Diversified Equity Fund and Growth Equity Fund pursuant to investment subadvisory agreements among the Trust, Norwest and Schroder. Under these agreements, Schroder makes investment decisions for each Fund and continuously reviews, supervises and administers each Fund's investment program with respect to that portion, if any, of the respective Fund's portfolio that the Adviser believes should be invested using the International Fund investment style. Each investment subadvisory agreement is the same in all material respects. Through its management of International Portfolio, Schroder manages the entire portfolio of International Fund.

Schroder, whose principal business address is 787 Seventh Avenue, New York, New York 10019, is a wholly-owned U.S. subsidiary of Schroders Incorporated, the wholly-owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large worldwide group of banks and financial services companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices located in seventeen countries worldwide. The Schroder Group specializes in providing investment management services and as of June 30, 1995, had assets under management in excess of $90 billion.

Pursuant to the Fund's investment subadvisory agreement, the Adviser (and not the Trust) pays Schroder a fee for its investment subadvisory services. This compensation does not increase the amount paid by the Trust to the Adviser pursuant to the Adviser's investment advisory agreement.

CORE TRUST BLENDED PORTFOLIOS. As noted under "Investment Objectives And Policies - Investments in Core Trust," Diversified Equity Fund and Growth Equity Fund invest their assets which are managed in a small company, index and international investment style in three Blended Portfolios of Core Trust - Small Company Portfolio, Index Portfolio and International Portfolio II. Any of the Funds may withdraw its investment from a Blended Portfolio at any time that the Board determines it is in the best interests of a Fund and its shareholders to do so. See "Other Information - Core Trust Structure." Norwest serves as investment adviser to Small Company Portfolio and Index Portfolio and Schroder serves as investment adviser to International Portfolio


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II pursuant to separate advisory agreements with Core Trust. Subject to the general supervision of Core Trust's board of trustees, Norwest and Schroder perform services for the Blended Portfolios similar to those performed for the Trust under its investment advisory agreements.

PORTFOLIO MANAGERS. Many persons on the advisory staff of each of the Adviser, Crestone and Schroder contribute to the investment advisory services provided to the Funds, International Portfolio and the three Blended Portfolios of Core Trust, as applicable. The following persons, however, are primarily responsible for the day-to-day management of the Funds:

INCOME EQUITY FUND - David L. Roberts, Senior Vice President of Norwest since 1991. Mr. Roberts has been associated with Norwest for 20 years in various investment related capacities.

INVESTMENT STYLES OF DIVERSIFIED EQUITY FUND AND GROWTH EQUITY FUND

INDEX FUND INVESTMENT STYLE - No single person at the Adviser acts as portfolio manager of this investment style.

LARGE COMPANY GROWTH FUND - John S. Dale, Senior Portfolio Manager and an Officer of Norwest and Senior Vice President of Peregrine Capital Management, Inc. Mr. Dale has held various investment management positions with Norwest or its affiliates, including Peregrine, since 1968. From 1984 to 1987 he was a Senior Vice President and Manager of Equity Advisors for Norwest.

SMALL COMPANY INVESTMENT STYLE/SMALL COMPANY PORTFOLIO - Robert B. Mersky, Kirk McCown and Thomas H. Forester. Mr. Mersky has held various investment management positions with Norwest or its affiliates, including Peregrine, since 1977. From 1980 to 1984 he was head of investments for Norwest. Mr. McCown is founder, President and a Director of Crestone Capital Management, Inc., a subsidiary of Norwest which is investment subadviser to Small Company Stock Fund, another fund of the Trust. Prior thereto, Mr. McCown was Senior Vice President of Reich & Tang, L.P. Mr.Mersky, Senior Portfolio Manager and an officer of Norwest and President of Peregrine Capital Management, Inc. Mr. Forester is an officer of Norwest and Senior Vice President of Peregrine Capital Management, Inc. Mr. Forester joined Peregrine in 1995. From 1992 to 1995 he was Vice President of Lord Asset Management, an investment adviser.

Mr. Mersky has served as a portfolio manager of this investment style since its inception. Mr. McCown commenced serving as a portfolio manager of this style on June 1, 1995; Mr. Forester commenced serving as a portfolio manager of this style on _______, 199_.

INTERNATIONAL FUND/INTERNATIONAL PORTFOLIO - The investment management team of Mark J. Smith, a First Vice President of Schroder since April 1990 and a Director thereof since April 1993, and Laura Luckyn-Malone, a Senior Vice President and Director of Schroder since 1990, with the assistance of an investment committee, is primarily responsible for managing the day-to-day operations of this investment style. Mr. Smith has been employed by various Schroder Group companies in the investment research and portfolio management areas since 1983. Prior to joining the Schroder Group, Ms. Luckyn-Malone was a Principal of Scudder, Stevens & Clark, Inc. Mr.


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Smith has served as portfolio manager of this investment style since its inception; Ms. Luckyn-Malone joined the portfolio's investment management team in 1995.

SMALL COMPANY INVESTMENT STYLE AND SMALL COMPANY PORTFOLIO - Kirk McCown and Robert B. Mersky. For a description of Mr. McCown and Mr. Mersky, see "Small Company Stock Fund" and "Small Company Growth Fund" above. Mr. McCown commenced serving as a portfolio manager of Small Company Portfolio on June 1, 1995.

The day-to-day management of the portfolios of Diversified Equity Fund and Growth Equity Fund is performed by the portfolio managers listed above with respect to the portion of the Fund's portfolio that is invested using the investment style of another Fund.

As an example, there are five portfolio managers of Growth Equity Fund: Mr. Mersky. Mr. McCown and Mr. Forester are responsible for the Fund's assets invested in accordance with Small Company investment style, Mr. Dale is responsible for the Fund's assets invested in accordance with Large Company Growth Fund investment style and Mr. Smith of Schroder is responsible for the Fund's assets invested in accordance with International Fund's investment style. Cash balances of each Fund, are managed by Mr. Sylvester and Ms. White, the portfolio managers for Ready Cash Investment Fund, a separate series of the Trust which is offered by a separate prospectus.

MANAGEMENT AND DISTRIBUTION SERVICES

Forum supervises the overall management of the Trust (including the Trust's receipt of services for which the Trust is obligated to pay) and provides the Trust with general office facilities pursuant to a Management Agreement with the Trust. Forum provides persons satisfactory to the Board to serve as officers of the Trust. Those officers, as well as certain other officers and Trustees of the Trust, may be directors, officers or employees of (and persons providing services to the Trust may include) Forum, its affiliates or certain non-banking affiliates of Norwest. As of the date of this Prospectus, Forum provided management and administrative services to registered investment companies and collective investment funds with assets of approximately $11 billion. Forum is a registered broker-dealer and investment adviser and is a member of the National Association of Securities Dealers, Inc. As of the date of this Prospectus, Forum is controlled by John Y. Keffer, President and Chairman of the Trust. For its services and facilities, Forum receives from each Fund a management fee at an annual rate of 0.10% of the average daily net assets attributable to each class of the Fund. From its own resources, Forum may pay a fee to broker-dealers or other persons for distribution or other services related to the Funds.

Forum also serves as administrator of Core Trust and provides administrative services for each Blended Portfolio that are similar to those provided to the Funds. For its administrative services Forum is compensated by Core Trust at an annual rate of 0.10% of the average daily net assets of each Blended Portfolio.

Forum may subcontract any or all of its duties to one or more qualified subadministrators who agree to comply with the terms of Forum's management agreement. Forum may compensate those agents for their services; however, no such compensation may increase the aggregate amount of payments by the Trust to Forum pursuant to the management agreement.


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


Forum also acts as the distributor of the Shares pursuant to a distribution services agreement with the Trust and in accordance therewith receives and may reallow the initial sales charge assessed on purchases of A Shares of a Fund. As authorized by a distribution plan with respect to B Shares of each Fund and pursuant to the distribution services agreement, Forum receives a distribution services fee as compensation for its distribution expenses with respect to B Shares and a maintenance fee for its or certain broker-dealer's shareholder services with respect to B Shares. For further information about the distribution services agreement and the distribution plan, including the fees payable thereunder, see "How to Buy Shares - Alternative Distribution Arrangements." Pursuant to separate agreements, Forum also provides portfolio accounting services to each Fund.

SHAREHOLDER SERVICING AND CUSTODY

Norwest serves as transfer agent and dividend disbursing agent for the Trust (in this capacity, the "Transfer Agent") pursuant to a Transfer Agency Agreement with the Trust. The Transfer Agent maintains an account for each shareholder of the Trust (unless such accounts are maintained by sub-transfer agents or processing agents), performs other transfer agency functions and acts as dividend disbursing agent for the Trust. The Transfer Agent is permitted to subcontract any or all of its functions with respect to all or any portion of the Trust's shareholders to one or more qualified sub-transfer agents or processing agents, which may be affiliates of the Transfer Agent or Forum, who agree to comply with the terms of the Transfer Agency Agreement. Sub-transfer agents and processing agents may be "Processing Organizations" as described under "How to Buy Shares - Purchase Procedures." The Transfer Agent is permitted to compensate those agents for their services; however, that compensation may not increase the aggregate amount of payments by the Trust to the Transfer Agent. For its transfer agency services, the Transfer Agent receives from each Fund a fee at an annual rate of 0.25% of the average daily net assets attributable to each class of the Fund.

Norwest also serves as the Trust's custodian and may appoint subcustodians for the foreign securities and other assets held in foreign countries. Norwest currently receives no additional compensation for its custodial services, but the Funds will incur the expenses and costs of any subcustodian. The Chase Manhattan Bank, N.A. serves as custodian of International Portfolio II and is paid a fee by Core Trust for its services. Norwest serves as custodian of Small Company Portfolio and Index Portfolio and currently receives no additional compensation for its custodial services with respect to those Portfolios.

EXPENSES OF THE FUNDS

The Funds' expenses include Trust expenses attributable to the Funds, which are allocated to each Fund, and expenses not specifically attributable to any Fund of the Trust, which are allocated among the Funds and all other funds of the Trust in proportion to their average net assets. Each investment adviser, Forum and the Transfer Agent may each elect to waive (or continue to waive) all or a portion of their fees, which are accrued daily and paid monthly. Any such waivers will have the effect of increasing a Fund's performance for the period during which the waiver is in


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effect. No fee waivers may be recouped at a later date. Other than investment advisory fees, any fee paid by the Trust may be increased by the Board without shareholder approval

Norwest and Forum and their agents and affiliates may also act in various capacities for, and receive compensation from, their customers who are shareholders of a Fund. Under agreements with those customers, Norwest and Forum may elect to credit against the fees payable to them by their customers or to rebate to customers all or a portion of any fee received from the Trust with respect to assets of those customers invested in a Fund.

Subject to the obligation of Norwest to reimburse the Trust for certain expenses, under the Investment Advisory Agreements, the Trust has confirmed its obligation to pay all the Trust's expenses, including: interest charges, taxes, brokerage fees and commissions; certain insurance premiums; fees, interest charges and expenses of the Trust's custodian, transfer agent and dividend disbursing agent and providers of pricing, credit analysis and dividend services; telecommunications expenses; auditing, legal and compliance expenses; costs of maintaining corporate existence; costs of preparing and printing the Funds' prospectuses, SAIs, account application forms and shareholder reports and delivering them to existing shareholders; costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts and of calculating the net asset value of shares of the Funds; costs of reproduction, stationery and supplies; compensation of trustees, officers and employees of the Funds or the Trust who are not employees of Norwest, Forum or their affiliates and costs of other personnel performing services for the Fund; costs of meetings of the Trust; SEC registration fees and related expenses; state securities laws registration fees and expenses; fees and out of pocket expenses payable to Norwest, Schroder and Forum; and fees and expenses paid by the Funds pursuant to the distribution plan.

5.   HOW TO BUY SHARES

MINIMUM INVESTMENT

There is a $1,000 minimum for initial purchases and a $100 minimum for subsequent purchases of Shares of the Funds. A Fund may in its discretion waive the investment minimums. Shareholders who elect electronic share purchase privileges such as the Automatic Investment Plan or the Directed Dividend Option are not subject to the initial investment minimum. See "Other Shareholder Services - Automatic Investment Plan" and "Dividends and Tax Matters."

Except as set forth below with respect to purchases through Processing Organizations, an investor's order will not be accepted or invested by a Fund during the period before the Fund's receipt of Federal funds. Fund shares become entitled to receive dividends and distributions on the next Fund Business Day after the order is accepted.

The Funds reserve the right to reject any subscription for the purchase of their shares. Share certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

PURCHASE PROCEDURES


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INITIAL PURCHASES
THERE ARE THREE WAYS TO PURCHASE SHARES INITIALLY.

1. BY MAIL. Investors may send a check made payable to the Trust along with a completed account application form to the Trust at the address listed under "Account Application" on page ___. Checks are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into Federal funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer.

2. BY BANK WIRE. Investors may make an initial investment in a Fund using the wire system for transmittal of money among banks. The investor should first telephone the Transfer Agent at 612-667-8833 or 800-338-1348 to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:
     Norwest Bank Minnesota, N.A.
     ABA 091 000 019
     For Credit to: Norwest Advantage Funds
          0844-131
          Re:  [Name of Fund]
               [Designate A Shares or B Shares]
          Account No.:
          Account Name:
The investor should then promptly complete and mail the account application form. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for the use of Federal funds. The Trust does not charge investors for the receipt of wire transfers. Payment by bank wire is treated as a Federal funds payment when received.

3. THROUGH FINANCIAL INSTITUTIONS. SHARES MAY BE PURCHASED AND REDEEMED THROUGH CERTAIN BROKER-DEALERS, BANKS AND OTHER FINANCIAL INSTITUTIONS ("Processing Organizations"). The Transfer Agent, Forum and their affiliates may be Processing Organizations. Processing Organizations may receive as a broker-dealer's reallowance a portion of the sales charge paid by their customers who purchase A Shares of a Fund, may receive payments from Forum with respect to sales of B Shares and may receive payments as a processing agent from the Transfer Agent. In addition, financial institutions, including Processing Organizations, may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares through a Processing Organization will be subject to the procedures of their Processing Organization, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Customers who purchase a Fund's shares through a Processing Organization may or may not be the shareholder of record and, subject to their institution's and the Funds' procedures, may have Fund shares transferred into their name. There is typically a three-


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


day settlement period for purchases and redemptions through broker-dealers. Certain Processing Organizations may also enter purchase orders with payment to follow.

Certain shareholder services may not be available to shareholders who have purchased shares through a Processing Organization. These shareholders should contact their Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with confirmations and periodic statements. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to its customer. Certain states, such as Texas, permit shares of the Funds to be purchased and redeemed only through registered broker-dealers, including the Funds' distributor.

SUBSEQUENT PURCHASES
SUBSEQUENT PURCHASES MAY BE MADE BY MAILING A CHECK, BY SENDING A BANK WIRE OR THROUGH THE SHAREHOLDER'S PROCESSING ORGANIZATION AS INDICATED ABOVE. All payments should clearly indicate the shareholder's name and account number.

ACCOUNT APPLICATION

Investors may obtain the account application form necessary to open an account by writing the Trust at the following address:
     Norwest Advantage Funds
     [Name of Fund]
     Norwest Bank Minnesota, N.A.
     Transfer Agent
     733 Marquette Avenue
     Minneapolis, MN 55479-0040

To participate in shareholder services not referenced on the account application form and to change information on a shareholder's account (such as addresses), investors or existing shareholders should contact the Trust. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and to charge a fee for certain shareholder services, although no such fees are currently contemplated. Any privilege and participation in any program may be terminated by the shareholder at any time by writing to the Trust.


GENERAL INFORMATION

FUND SHARES ARE CONTINUOUSLY SOLD ON EVERY WEEKDAY EXCEPT CUSTOMARY NATIONAL BUSINESS HOLIDAYS AND GOOD FRIDAY ("Fund Business Day"). The purchase price for Fund shares equals their net asset value next-determined after acceptance of an order plus, in the case of the A Shares, any applicable sales charge imposed at the time of purchase.


Investments in a Fund may be made either through certain financial institutions or by an investor directly. An investor who invests in a Fund directly will be the shareholder of record. All


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transactions in Fund shares are effected through the Transfer Agent which accepts orders for redemptions and for subsequent purchases only from shareholders of record. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period.

ALTERNATIVE DISTRIBUTION ARRANGEMENTS

INVESTORS SHOULD COMPARE SALES CHARGES AND FEES BEFORE SELECTING A PARTICULAR CLASS OF SHARES. Investors should consider whether, during the anticipated life of their investment in a Fund, the accumulated distribution services fee and maintenance fee and contingent deferred sales charges on B Shares prior to conversion would be less than the initial sales charge on A Shares purchased at the same time and whether that differential would be offset by the higher yield of A Shares. A summary of the charges applicable to shares of each Fund is listed under "Prospectus Summary - Expense Information." Sales personnel of selected broker-dealers distributing a Fund's shares may receive differing compensation for selling A Shares and B Shares.

Because initial sales charges are deducted at the time of purchase, investors purchasing a Fund's A Shares receive fewer shares than if the sales charge were not deducted and, accordingly, do not have the entire purchase price invested. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time should consider whether, in light of the initial sales charge and its effect on the amount of the purchase price invested, purchases of A Shares are more or less advantageous than purchases of B Shares with their associated accumulated continuing distribution and maintenance charges. For example, based on estimated current fees and expenses, an investor subject to the 4.5% initial sales charge who elects to reinvest all dividends and distributions would have to hold the shareholder's investment approximately six years for the B Shares' distribution services fee and maintenance fee to exceed the initial sales charge. The foregoing example does not take into account the time value of money, fluctuations in net asset value or the effects of different performance assumptions.

A SHARES
THE PUBLIC OFFERING PRICE OF EACH FUND'S A SHARES IS THEIR NEXT-DETERMINED NET ASSET VALUE PLUS AN INITIAL SALES CHARGE assessed as follows (no sales charge is assessed on the reinvestment of dividends or distributions):

                                                                 Broker-
                                                                 Dealers'
                                                                 Reallowance
                                             Sales Charge As a   As a
                                             Percentage of       Percentage of
Amount of Purchase       Offering Price      Net Asset Value*    Offering Price

Less than $50,000        4.50%               4.71%               4.05%
$50,000 to $99,999       3.50                3.63                3.15
$100,000 to $499,000     2.50                2.56                2.25
$500,000 to $999,000     2.00                2.04                1.80
$1,000,000 and over      None                None                None



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


*    Rounded to the nearest one-hundredth percent

Forum may pay a broker-dealers' reallowance to selected broker-dealers purchasing shares as principal or agent, which may include banks, bank affiliates and Processing Organizations. Normally, Forum will reallow discounts to selected broker-dealers in the amounts indicated in the table above. In addition, Forum may elect to reallow the entire sales charge to selected broker-dealers for all sales with respect to which orders are placed with Forum. The broker-dealers' reallowance may be changed from time to time. Forum may make additional payments (out of its own resources) to selected broker-dealers of up to 1.00% of the value of Fund shares purchased at net asset value.

No sales charge is assessed on purchases by: (a) any bank, trust company or other institution acting on behalf of its fiduciary customer accounts or any other account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended) and (b) trustees and officers of the Trust; directors, officers and full-time employees of Forum, of Norwest Corporation or of any of their affiliates; the spouse, direct ancestor or direct descendant (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative. These shares may not be resold except to the Funds and share purchases under clause (b) must be made for investment purposes.

In addition, no sales charge is assessed on purchases (a) by any registered investment adviser with whom Forum has entered into a Share purchase agreement and which is acting on behalf of its fiduciary customer accounts, or (b) of A Shares of a Fund made through the Directed Dividend Option from a fund that charges a front-end sales charge. See "Dividends and Tax Matters."

REINSTATEMENT PRIVILEGE. An investor who has redeemed A Shares of a Fund may, within 60 days following the redemption, purchase without a sales charge A Shares in an amount up to the amount of the redemption. Investors who desire to exercise this "Reinstatement Privilege" should contact the Trust for further information.

INVESTORS IN OTHER FUND FAMILIES. No sales charge is assessed on purchases of A Shares of a Fund with the proceeds of a redemption at net asset value, within the preceding 60 days, of shares of a mutual fund that does not impose on the redeemed shares at the time of their purchase a sales charge equal to or greater than that applicable to the A Shares of that Fund. Investors should contact the Trust for further information and to obtain the necessary forms.

REDUCED INITIAL SALES CHARGES. To qualify for a reduced sales charge, an investor or the investor's Processing Organization must notify the Transfer Agent at the time of purchase of the investor's intention to qualify and must provide the Transfer Agent with sufficient information to verify that the purchase qualifies for the reduced sales charge. Reduced sales charges may be modified or terminated at any time and are subject to confirmation of an investor's holdings. Further information about reduced sales charges is contained in the SAI.


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


SELF-DIRECTED 401(K) PROGRAMS. Purchases of A Shares of a Fund through self-directed 401(k) programs and other qualified retirement plans offered by Norwest, Forum or their affiliates in accumulated amounts of less than $100,000 are subject to a reduced sales charge applicable to a single purchase of $100,000.

CUMULATIVE QUANTITY DISCOUNT (RIGHT OF ACCUMULATION). An investor's purchase of additional A Shares of a Fund may qualify for rights of accumulation ("ROA") under which the applicable sales charge will be based on the total of the investor's current purchase and the net asset value (at the end of the previous Fund Business Day) of all A Shares of that Fund held by the investor. For example, if an investor owned A Shares of a Fund worth $500,000 at the then current net asset value and purchased A Shares of that Fund worth an additional $50,000, the sales charge for the $50,000 purchase would be at the 2.0% rate applicable to a $550,000 purchase, rather than at the 3.5% rate applicable to a $50,000 purchase.

In addition, an investor in a Fund that has previously purchased A Shares of any other fund of the Trust that is sold with a sales charge equal to or greater than the sales charge imposed on the A Shares of the Fund ("Eligible Fund") may also qualify for ROA and may aggregate existing investments in A Shares of Eligible Funds with current purchases of A Shares of the Fund to determine the applicable sales charge. In addition, purchases of A Shares of a Fund by an investor and the investor's spouse, direct ancestor or direct descendant may be combined for purposes of ROA.

STATEMENT OF INTENTION. A Shares investors may also obtain reduced sales charges based on cumulative purchases by means of a written Statement of Intention, expressing the investor's intention to invest $50,000 or more in A Shares of a Fund within a period of 13 months. Each purchase of shares under a Statement of Intention will be made at net asset value plus the sales charge applicable at the time of the purchase to a single transaction of the dollar amount indicated in the Statement.

Investors wishing to enter into a Statement of Intention in conjunction with their initial investment in shares of a Fund should complete the appropriate portion to the account application form. Current Fund shareholders can obtain a Statement of Intention form by contacting the Transfer Agent.

CONTINGENT DEFERRED SALES CHARGE. A Shares of a Fund on which no initial sales charge was assessed due to the amount purchased in a single transaction or pursuant to the Cumulative Quantity Discount or a Statement of Intention and that are redeemed (including certain redemptions in connection with an exchange) within specified periods after the purchase date of the shares will be subject to contingent deferred sales charges equal to the percentages set forth below of the dollar amount subject to the charge. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed and their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from the reinvestment of dividends and distributions.

                                        Contingent Deferred Sales


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


                                                  Charge as a % of Dollar
Amount of Purchase       Period Shares Held       Amount Subject to Charge

$1,000,000 to $2,499,999 Less than one year       1.00%
                           One to two years       0.75%
$2,500,000 to $4,999,999 Less than one year       0.50%
Over $5,000,000          Less than one year       0.25%

No contingent deferred sales charge is charged on redemptions to the same extent as described under "B Shares - Contingent Deferred Sales Charge" below. The contingent deferred sales charge on shares purchased through an exchange from another fund of the Trust is based upon the original purchase date and price of the other Fund's shares. For A shareholders with a Statement of Intention that do not purchase $1,000,000 of a Fund's A Shares pursuant to their Statement, no contingent deferred sales charge is imposed. The Statement of Intention provides for a contingent deferred sales charge in certain other cases. Further information about the contingent deferred sales charge is contained in the SAI.

B SHARES

DISTRIBUTION PLAN. B SHARES OF A FUND ARE SOLD AT THEIR NET ASSET VALUE PER SHARE WITHOUT THE IMPOSITION OF A SALES CHARGE AT THE TIME OF PURCHASE. With respect to B Shares, each Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act providing for distribution payments, at an annual rate of up to 0.75% of the average daily net assets of the Fund attributable to the B Shares (the "distribution services fee"), by each Fund to Forum, to compensate Forum for its distribution activities. The distribution payments due to Forum from each Fund comprise (i) sales commissions at levels set from time to time by the Board ("sales commissions") and (ii) an interest fee calculated by applying the rate of 1% over the prime rate to the outstanding balance of uncovered distribution charges (as described below). The current sales commission rate is 4.0% and Forum currently expects to pay sales commissions to each broker-dealer at the time of sale of up to 4.0% of the purchase price of B Shares of each Fund sold by the broker-dealer.

Under the distribution services agreement between Forum and the Trust, Forum will receive, in addition to the distribution services fee, all contingent deferred sales charges due upon redemptions of B Shares. The combined contingent deferred sales charge and distribution services fee on B Shares are intended to finance the distribution of those shares by permitting an investor to purchase shares through broker-dealers without the assessment of an initial sales charge and, at the same time, permitting Forum to compensate broker-dealers in connection with the sales of the shares. Proceeds from the contingent deferred sales charge with respect to a Fund are paid to Forum to defray the expenses related to providing distribution-related services in connection with the sales of B Shares, such as the payment of compensation to broker-dealers selling B Shares. Forum may spend the distribution services fees it receives as it deems appropriate on any activities primarily intended to result in the sale of those shares.

Under the Plan, a Fund will make distribution services fee payments to Forum only for periods during which there are outstanding uncovered distribution charges attributable to that Fund.


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


Uncovered distribution charges are equivalent to all sales commissions previously due (plus interest), less amounts received pursuant to the Plan and all contingent deferred sales charges previously paid to Forum. As of the date of this Prospectus, there are no unrecovered distribution expenses for any of the Fund's net assets attributable to B Shares.

The amount of distribution services fees and contingent deferred sales charge payments received by Forum with respect to a Fund is not related directly to the amount of expenses incurred by Forum in connection with providing distribution services to the B Shares and may be higher or lower than those expenses. Forum may be considered to have realized a profit under the Plan if, at any time, the aggregate amounts of all distribution services fees and contingent deferred sales charge payments previously made to Forum exceed the total expenses incurred by Forum in distributing B Shares.

Pursuant to the Plan, each Fund has agreed also to pay Forum a maintenance fee in an amount equal to 0.25% of the average daily net assets of the Fund attributable to B Shares for providing personal services to shareholder accounts. The maintenance fee may be paid by Forum to broker-dealers in an amount not to exceed 0.25% of the value of the B Shares held by the customers of the broker-dealers. The distribution services fee and the maintenance fee are each accrued daily and paid monthly and will cause a Fund's B Shares to have a higher expense ratio and to pay lower dividends than A Shares of that Fund. Notwithstanding the discontinuation of distribution services fees with respect to a Fund, the Fund may continue to pay maintenance fees.

The distribution services fees payable to Forum by a Fund with respect to each day are accrued on that day as a liability of the Fund with respect to the B Shares and as a result of the accrual reduce the net assets of the B Shares. However, a Fund does not accrue future distribution services fees as a liability of the Fund with respect to the B Shares or reduce the Fund's current net assets in respect of distribution services fees which may become payable under the Plan in the future.

In the event that the Plan is terminated or not continued with respect to a Fund, the Fund will continue to pay distribution services fees to Forum (but only with respect to sales that occurred prior to the termination or discontinuance of the Plan) until the earlier of (a) four years after the date of termination or discontinuance or (b) such time as there exist no uncovered distribution charges attributable to that Fund under the Plan. In deciding whether to purchase B Shares of a Fund, investors should consider that payments of distribution services fees could continue until such time as there are no uncovered distribution charges under the Plan attributable to that Fund. In approving the Plan, the Board determined that there was a reasonable likelihood that the Plan would benefit each Fund and its B shareholders.

Periods with a high level of sales of B Shares of a Fund accompanied by a low level of redemptions of those shares that are subject to contingent deferred sales charges will tend to increase uncovered distribution charges. Conversely, periods with a low level of sales of B Shares of a Fund accompanied by a high level of redemptions of those shares that are subject to contingent deferred sales charges will tend to reduce uncovered distribution charges. A high level of sales of B Shares during the first few years of operations, coupled with the limitation on the amount of distribution services fees payable by a Fund with respect to B Shares during any fiscal year, would cause a large portion of the distribution services fees attributable to a sale of the B

Shares to be accrued and paid by the Fund to Forum with respect to those shares in fiscal years subsequent to the years in which those shares were sold. The payment delay would in turn result in the incurrence and payment of increased interest fees under the Plan.

Contingent Deferred Sales Charge. B Shares of a Fund which are redeemed within six years of purchase will be subject to contingent deferred sales charges equal to the percentages set forth below of the dollar amount subject to the charge. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years between the payment for the purchase of B Shares of a Fund and their redemption.

The contingent deferred sales charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed and their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from the reinvestment of dividends and distributions.

                                          Contingent Deferred Sales
                                           Charge as a % of Dollar
Year Since Purchase                        Amount Subject to Charge

First                                             4.0%
Second                                            3.0%
Third                                             3.0%
Fourth                                            2.0%
Fifth                                             2.0%
Sixth                                             1.0%
Seventh                                           None

Redemptions of shares will be effected in the manner that results in the imposition of the lowest deferred sales charge. Redemptions with respect to a shareholder's investment in a Fund will automatically be made first from any A Shares in the Fund, second from B Shares of the Fund acquired pursuant to reinvestment of dividends and distributions, third from B Shares of the Fund held for over six years and fourth from the longest outstanding B Shares of the Fund held for less than six years.

No contingent deferred sales charge is imposed on (i) redemptions of shares acquired through the reinvestment of dividends and distributions, (ii) involuntary redemptions by a Fund of shareholder accounts with low account balances, (iii) redemptions of shares following the death or disability of a shareholder if the Fund is notified within one year of the shareholder's death or disability and (iv) redemptions to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan. See the SAI for further information.

CONVERSION FEATURE. After seven years from the end of the calendar month in which the shareholder's purchase order for B shares was accepted, the Shares will automatically convert to A Shares of that Fund. The conversion will be on the basis of the relative net asset values of the

Shares, without the imposition of any sales load, fee or other charge. For purposes of conversion, B Shares of a Fund purchased by a shareholder through the reinvestment of dividends and distributions will be considered to be held in a separate sub-account. Each time any B Shares in the shareholder's account (other than those in the sub-account) convert, an equal pro rata portion of those shares in the sub-account will also convert. The conversion of B Shares to A Shares is subject to the continuing availability of certain opinions of counsel and the conversion of a Fund's B Shares to A Shares may be suspended if such an opinion is no longer available at the time the conversion is to occur. In that event, no further conversions of the Fund's B Shares would occur, and shares might continue to be subject to a distribution services and maintenance fee for an indefinite period.

6.   HOW TO SELL SHARES

GENERAL INFORMATION

Fund Shares may be sold (redeemed) at their net asset value on any Fund Business Day subject to a contingent deferred sales charge imposed, in the case of A Shares, on some redemptions made within two years of purchase and, in the case of B Shares, on most redemptions made within six years of purchase. There is no minimum period of investment and no restriction on the frequency of redemptions.

Fund shares are redeemed as of the next determination of the Fund's net asset value following acceptance by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). Redeemed shares are not entitled to receive dividends declared after the day the redemption becomes effective.

Normally, redemption proceeds are paid immediately, but in no event later than seven days following acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check to purchase the shares being redeemed has been cleared by the shareholder's bank, which may take up to 15 days. This delay may be avoided by paying for shares through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment date postponed for more than seven days after the tender of the shares to a Fund except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings, for any period during which an emergency exists as a result of which disposal by the Fund of its portfolio securities or determination by the Fund of the value of its net assets is not reasonably practicable and for such other periods as the SEC may permit.

REDEMPTION PROCEDURES

Shareholders who have invested directly in a Fund may redeem their Shares as described below. Shareholders who have invested through a Processing Organization may redeem their shares through the Processing Organization as described above. Shareholders who wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application form. These privileges may not be available until several weeks after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

1. BY MAIL. Shareholders may redeem shares by sending a written request to the Transfer Agent accompanied by any share certificate that may have been issued to the shareholder to evidence the shares being redeemed. All written requests for redemption must be signed by the shareholder with signature guaranteed, and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed. See "How to Sell Shares - Other Redemption Matters."

2. BY TELEPHONE. A shareholder who has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at 800-338-1348 or 612-667-8833 and providing the shareholder's account number, the exact name in which his shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Trust will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds. See "How to Sell Shares - Other Redemption Matters."

3. BY BANK WIRE. For redemptions of more than $5,000, a shareholder who has elected wire redemption privileges may request a Fund to transmit the redemption proceeds by Federal funds wire to a bank account designated in writing by the shareholder. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day after a redemption request in proper form is received by the Transfer Agent.

OTHER REDEMPTION MATTERS

SIGNATURE GUARANTEE. A signature guarantee is required for the following: any endorsement on a share certificate and for instructions to change a shareholder's record name or address, designated bank account for wire redemptions, Automatic Investment or Withdrawal Plan, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account. Signature guarantees may be provided by any bank, broker-dealer, national securities exchange, credit union, savings association or other eligible institution that is authorized to guarantee signatures, and is acceptable to the Transfer Agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

Shareholders who wish to accomplish redemptions or exchanges by telephone must elect those privileges. The Trust, the Transfer Agent and Forum, will employ reasonable procedures in order to verify that telephone requests are genuine, including recording telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Trust did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to


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implement. In the event that a shareholder is unable to reach the Transfer Agent by telephone, requests may be mailed or hand-delivered to the Transfer Agent.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account whose aggregate net asset value is less than $1,000 immediately following any redemption. The Trust will not redeem accounts that fall below that amount solely as a result of a reduction in net asset value.

7.   OTHER SHAREHOLDER SERVICES

EXCHANGES

Shareholders of A Shares and B Shares may exchange their shares for A Shares and B Shares, respectively, of the other funds of the Trust that offer those shares. As of the date of this Prospectus, the funds of the Trust that offer A Shares and B Shares, which are offered through separate prospectuses, are ____________. It is anticipated that the Trust may in the future create additional funds that will offer Shares which will be exchangeable with the Funds' Shares. In addition, A Shares may be exchanged for Investor Shares of Ready Cash Investment Fund and Municipal Money Market Fund of the Trust. B Shares may be exchanged for Exchange Shares of Ready Cash Investment Fund. Prospectuses for the shares of the funds listed above, as well as a current list of the funds of the Trust that offer shares exchangeable with the Shares of the Funds, can be obtained through Forum by contacting the Transfer Agent.

The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make. The Funds reserve the right, however, to limit excessive exchanges by any shareholder. Exchanges are subject to the fees (other than contingent deferred sales charges) charged by, and the limitations (including minimum investment restrictions) of, the fund into which a shareholder is exchanging.

Exchanges may only be made between identically registered accounts or to open a new account. A new account application is required to open a new account through an exchange if the new account will not have an identical registration and the same shareholder privileges as the account from which the exchange is being made. Shareholders may only exchange into a fund if that fund's shares may legally be sold in the shareholder's state of residence.

The Funds and Federal tax law treat an exchange as a redemption and a purchase. Accordingly, a shareholder may realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in the shares at the time of the exchange transaction. Exchange procedures may be amended materially or terminated by the Trust at any time upon 60 days' notice to shareholders. See "Additional Purchase and Redemption Information" in the SAI.

SALES CHARGES. The exchange of A Shares may result in additional sales charges. If an exchange of A Shares is made into a fund that imposes an initial sales charge, the shareholder is required to pay an amount equal to any excess of that Fund's initial sales charge attributable to the number of


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shares being acquired in the exchange over any initial sales charge paid by the shareholder for the shares being exchanged. For example, if a shareholder paid a 2% initial sales charge in connection with a purchase of shares and then exchanged those shares into A Shares of another fund with a 3% initial sales charge, the shareholder would pay an additional 1% sales charge on the exchange. A Shares acquired through the reinvestment of dividends or distributions are deemed to have been acquired with a sales charge rate equal to that applicable to the shares on which the dividends or distributions were paid.

Shares of a Fund ("Original Shares") may be exchanged without the payment of any contingent deferred sales charge. A and B Shares acquired as a result of such exchange ("New Shares") and subsequently redeemed will nonetheless be subject to the contingent deferred sales charge applicable to the Original Shares as if those shares were being redeemed at that time. For purposes of computing both the contingent deferred sales charge payable upon redemption of the New Shares and, in the case of B Shares, the time remaining before the New B Shares convert to A Shares of that Fund, the deferred sales charge and the time remaining applicable to the Original Shares will apply to the New Shares rather than the deferred sales charge and time remaining that would otherwise apply. The deferred sales charge and time remaining applicable to Shares first purchased by a shareholder will apply to New Shares resulting from both an initial and any subsequent exchanges.

1. EXCHANGES BY MAIL. Exchanges may be made by sending a written request to the Transfer Agent accompanied by any share certificates for the shares to be exchanged. All written requests for exchanges must be signed by the shareholder, and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed. See "How to Sell Shares - Other Redemption Matters."

2. EXCHANGES BY TELEPHONE. A shareholder who has elected telephone exchange privileges may make a telephone exchange request by calling the Transfer Agent at 800-338-1348 or 612-667-8833 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. See "How to Sell Shares - Other Redemption Matters."

AUTOMATIC INVESTMENT PLAN

Under the Funds' Automatic Investment Plan, shareholders may authorize monthly amounts of $50 or more to be withdrawn automatically from the shareholder's designated bank account (other than passbook savings) and sent to the Transfer Agent for investment in either A or B Shares of a Fund. Shareholders wishing to use this plan must complete an application which may be obtained by writing or calling the Transfer Agent. The Trust may modify or terminate the automatic investment plan with respect to any shareholder in the event that the Trust is unable to settle any transaction with the shareholder's bank. If the Automatic Investment Plan is terminated before the shareholder's account totals $1,000, the Trust reserves the right to close the account in accordance with the procedures described under "How to Sell Shares - Other Redemption Matters." INDIVIDUAL RETIREMENT ACCOUNTS


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The Funds may be a suitable investment vehicle for part or all of the assets held in individual retirement accounts ("IRAs"). An IRA account application form may be obtained by contacting the Trust at 800-338-1348 or 612-667-8833. Individuals may make tax-deductible IRA contributions of up to a maximum of $2,000 annually. However, the deduction will be reduced if the individual or, in the case of a married individual filing jointly, either the individual or the individual's spouse is an active participant in an employer-sponsored retirement plan and has adjusted gross income above certain levels.

AUTOMATIC WITHDRAWAL PLAN

A shareholder whose Shares in a single account total $1,000 or more may establish a withdrawal plan to provide for the preauthorized payment from the shareholder's account of $250 or more on a monthly, quarterly, semi-annual or annual basis. Under the withdrawal plan, sufficient shares in the shareholder's account are redeemed to provide the amount of the periodic payment and any taxable gain or loss is recognized by the shareholder upon redemption of the shares. Shareholders wishing to utilize the withdrawal plan may do so by completing an application which may be obtained by writing or calling the Transfer Agent. The Trust may suspend a shareholder's withdrawal plan without notice if the account contains insufficient funds to effect a withdrawal or if the account balance is less than $1,000 at any time.

REOPENING ACCOUNTS

A shareholder may reopen an account, without filing a new account application form, at any time within one year after the shareholder's account is closed, provided that the information on the account application form on file with the Trust is still applicable.

8.   DIVIDENDS AND TAX MATTERS

DIVIDENDS

Dividends of Diversified Equity Fund's, Growth Equity Fund's and Income Equity Fund's net investment income are declared and paid annually. Distributions of net capital gain, if any, realized by a Fund are distributed annually. Dividends paid by a Fund with respect to each class of shares of the Fund will be calculated in the same manner at the same time on the same day. The per share dividends on a Fund's B Shares will be lower than the per share dividends on A Shares as a result of the distribution services fees and maintenance fees applicable to B Shares.

Shareholders may choose to have dividends and distributions of a Fund reinvested in shares of that Fund (the "Reinvestment Option"), to receive dividends and distributions in cash (the "Cash Option") or to direct dividends and distributions to be reinvested in shares of another fund of the Trust (the "Directed Dividend Option"). All dividends and distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of a fund.

Under the Reinvestment Option, all dividends and distributions of a Fund are automatically invested in additional shares of that Fund. All dividends and distributions are reinvested at a


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Fund's net asset value as of the payment date of the dividend or distribution.
Shareholders are assigned this option unless one of the other two options is selected. Under the Cash Option, all dividends and distributions are paid to the shareholder in cash. Under the Directed Dividend Option, shareholders of a Fund whose shares in a single account of that Fund total $10,000 or more may elect to have all dividends and distributions reinvested in shares of another fund of the Trust, provided that those shares are eligible for sale in the shareholder's state of residence. For further information concerning the Directed Dividend Option, shareholders should contact the Transfer Agent.

TAXES

Each Fund intends to continue to qualify for each fiscal year to be taxed as a 'regulated investment company' under the Internal Revenue Code of 1986 (the "Code"). As such, the Funds will not be liable for Federal income and excise taxes on the net investment income and capital gain distributed to their shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, each Fund should thereby avoid all Federal income and excise taxes.

Dividends paid by a Fund out of its net investment income (including realized net short-term capital gain) are taxable to shareholders of the Fund as ordinary income notwithstanding that the dividends are reinvested in additional shares of the Fund.

Distributions of net long-term capital gain, if any, realized by a Fund are taxable to shareholders of the Fund as long-term capital gain, regardless of the length of time the shareholder may have held shares in the Fund at the time of distribution. If a shareholder holds shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of the shares during that six-month period would be a long-term capital loss to the extent of the distribution.

Any dividend or distribution received by a shareholder on shares of a Fund will have the effect of reducing the net asset value of the shares by the amount of the dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to the shareholder as described above.

It is expected that a portion of each Fund's dividends from net investment income will be eligible for the dividends received deduction for corporations.

Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to a shareholder who fails to provide the Fund with a correct taxpayer identification number or to make required certifications, or who is subject to backup withholding.

Reports containing appropriate information with respect to the Federal income tax status of dividends and distributions paid during the year by each Fund will be mailed to shareholders shortly after the close of each year.


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9.   OTHER INFORMATION

BANKING LAW MATTERS

Federal banking laws and regulations generally permit a bank or bank affiliate to act as investment adviser, transfer agent, or custodian to an investment company and to purchase shares of the investment company as agent for and upon the order of a customer and, in connection therewith, to retain a sales charge or similar payment. Counsel to the Trust believes that Norwest and any other bank or bank affiliate that may serve as a Processing Organization or perform sub-transfer agent or similar services or purchase shares as agent for its customers may perform the services described in this Prospectus for the Trust and its shareholders without violating applicable Federal banking laws or regulations.

Federal or state statutes or regulations and judicial or administrative decisions or interpretations relating to the activities of banks and their affiliates, however, could prevent a bank or bank affiliate from continuing to perform all or a part of the activities contemplated by this Prospectus. If a bank or bank affiliate were prohibited from so acting, changes in the operation of the Trust could occur and a shareholder serviced by a bank or bank affiliate may no longer be able to avail itself of those services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of each Fund as of 4:00 P.M., Eastern time, on each Fund Business Day by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. Securities owned by a Fund for which market quotations are readily available are valued at current market value or, in their absence, at fair value as determined by the Board. The Trust does not determine net asset value on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

The per share net asset values of each class of shares of a Fund are expected to be substantially the same. Under certain circumstances, however, the per share net asset value of each class may vary. Due to the higher expenses of B Shares, the net asset value of B Shares will generally be lower than the net asset value of the other classes. The per share net asset value of each class of a Fund eventually will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differential among the classes. Trading in securities on European, Far Eastern and other international securities exchanges and over-the-counter markets is normally completed well before the close of business of each Fund Business Day. In addition, trading in foreign securities generally or in a particular country or countries may not take place on all Fund Business Days. Trading does take place in various foreign markets, however, on days on which the Fund's net asset value is not calculated. Calculation of the net asset value per share of the Fund may not occur contemporaneously with the determination of the prices of the foreign securities used in the calculation. Events affecting


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the values of foreign securities that occur after the time their prices are determined and before the Fund's determination of net asset value will not be reflected in the Fund's calculation of net asset value unless the Adviser or Schroder determines that the particular event would materially affect net asset value, in which case an adjustment will be made.

All assets and liabilities of a Fund denominated in foreign currencies are converted into United States dollars at the mean of the bid and asked prices of such currencies against the United States dollar last quoted by a major bank prior to the time of conversion.

PERFORMANCE INFORMATION

A Fund's performance may be quoted in advertising in terms of yield or total return. All performance information is based on historical results and is not intended to indicate future performance. A Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield, a Fund takes the interest income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Funds' returns, shareholders should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gain or loss. Published yield quotations are, and total return figures may be, based on amounts actually invested in a Fund net of sales loads that may be paid by an investor. A computation of yield or total return that does not take into account the sales load paid by an investor will be higher than a computation based on the public offering price of shares purchased that take into account payment of the sales load.

PERFORMANCE BENCHMARKS. Each of the Funds uses a benchmark securities index as a measure of the Fund's performance. These indices may be comprised of a composite of various recognized securities indices to reflect the investment policies of Diversified Equity Fund, Growth Equity Fund and Income Equity Fund, which invest their assets using different investment styles. These indices are not used in the management of the Fund but rather are standards by which the Advisers and shareholders may compare the performance of a Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund. The Funds may from time to time advertise a comparison of their performance against any of these or other indices.

The Funds' advertisements may reference ratings and rankings among similar mutual funds by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc. and IBC/Donoghue, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in the Funds' advertisements, sales literature or reports to shareholders may contain performance ratings. This material is not to


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be considered representative or indicative of future performance. All performance information for a Fund is calculated on a class basis.

THE TRUST AND ITS SHARES

The Trust was originally organized under the name "Prime Value Funds, Inc." as a Maryland corporation on August 29, 1986, and on July 30, 1993, was reorganized as a Delaware business trust. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Funds) and may divide portfolios or series into classes of shares (such as A and B Shares), and the costs of doing so will be borne by the Trust. Currently the authorized shares of the Trust are divided into thirty-one separate series.

OTHER CLASSES OF SHARES. In addition to the Shares, each Fund may create and issue shares of other classes of securities. Each Fund currently offers three classes of shares: A Shares; B Shares; and I Shares. I Shares are offered to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates without any sales charges or distribution service or maintenance fees. Each class of a Fund may have a different expense ratio and different sales charges (including distribution fees) and each class' performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Funds investors may contact the Transfer Agent at 612-667-8833 or 800-338-1348. Investors may also contact their Norwest sales representative or the Funds' distributor to obtain information about the other classes. Sales personnel of broker-dealers and other financial institutions selling the Fund's shares may receive differing compensation for selling A, B and I Shares of the Funds.

SHAREHOLDER VOTING AND OTHER RIGHTS. Each share of each fund of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.


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From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio, such as International Fund, will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, the Fund will solicit proxies from shareholders of the Fund and will vote its interest in the Portfolio in proportion to the votes cast by its shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio; indeed, if other investors hold a majority interest in the Portfolio, they could hold have voting control of the Portfolio.

CORE TRUST STRUCTURE

Pursuant to an exemptive order issued by the SEC, the Blended Funds invest portions of their assets in Small Company Portfolio, International Portfolio II and Index Portfolio of Core Trust. Core Trust currently consists of only these three diversified portfolios and one other, International Portoflio, in which another portfolio of the Trust invests all of its assets. The assets of each Portfolio of Core Trust belong only to, and the liabilities of each Portfolio are borne solely by, the respective Portfolio and no other Portfolio of Core Trust.

The Blended Funds are permitted to invest a portion of their assets which are managed by using the small company, index and international investment styles in Small Company Portfolio, Index Portfolio, and International Portfolio II pursuant to an exemptive order obtained from the SEC. The conditions of the Trust's exemptive order do not permit a Fund to invest all of its assets in a Blended Portfolio.

The Trust's exemptive order imposes several substantive conditions. On behalf of each Blended Fund, the Board is required to review at least annually reports identifying all instances in which a Portfolio in which the Fund invests buys a security at approximately the same time that another Portfolio in which the Fund invests sells the same security. The Board will consider whether the duplication of brokerage costs resulting from these transactions is significant. If the duplication of brokerage costs becomes significant, the Board will adopt procedures designed to limit duplication. The Board will determine, at least annually, that investment in the Portfolios is in the best interests of the shareholders of each Blended Fund.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.



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


INTERMEDIATE U.S. GOVERNMENT FUND
STABLE INCOME FUND
     A SHARES
     B SHARES

Account Information and
Shareholder Servicing:
     Norwest Bank Minnesota, N.A.
     Transfer Agent
     733 Marquette Avenue
     Minneapolis, Minnesota  55479-0040
     612-667-8833 or 800-338-1348

PROSPECTUS

March 1, 1996

This prospectus offers A Shares and B Shares of Intermediate U.S. Government Fund and Stable Income (each a "Fund" and collectively the "Funds"). The Funds are separate diversified fixed income portfolios of Norwest Advantage Funds (the "Trust"), which is a registered open-end management investment company.

This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information ("SAI") dated March 1, 1996, as amended from time to time, which contains more detailed information about the Trust and each of the Funds and is incorporated into this Prospectus by reference. An investor may obtain a copy of the SAI without charge by contacting the Trust's distributor, Forum Financial Services, Inc., at 61 Broadway, New York, New York 10006 or by calling 212-363-3300. Investors should read this Prospectus and retain it for future reference.

NORWEST ADVANTAGE FUNDS IS A FAMILY OF OPEN-END INVESTMENT COMPANIES COMMONLY KNOWN AS MUTUAL FUNDS. THE SHARES OF MUTUAL FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY. THE SHARES ALSO ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK OR BANK AFFILIATE.

AN INVESTMENT IN SHARES OF ANY MUTUAL FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1.   PROSPECTUS SUMMARY


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Highlights of the Funds

The following summary is qualified in its entirety by the more detailed information contained in this Prospectus.

Investment Objectives and Policies

INTERMEDIATE U.S. GOVERNMENT FUND seeks income and safety of principal by investing primarily in U.S. Government Securities. The Fund seeks to moderate its volatility by using a conservative approach to structuring the maturities of its investment portfolio.

STABLE INCOME FUND seeks to maintain safety of principal and provide low volatility total return by investing primarily in short and intermediate maturity, investment grade fixed income securities.

Investment Adviser
The Funds' investment adviser (the "Adviser") is Norwest Investment Management, a part of Norwest Bank Minnesota, N.A. ("Norwest"). The Adviser provides investment advice to various institutions, pension plans and other accounts and, as of _______ ___, 1995, managed assets totaling approximately $___ billion. See "Management - Investment Advisory Services." Norwest serves as the Trust's transfer agent, dividend disbursing agent and custodian. See "Management - Shareholder Servicing and Custody."

Fund Management
The manager of the Trust and distributor of its shares is Forum Financial Services, Inc. ("Forum"), a registered broker-dealer and member of the National Association of Securities Dealers, Inc. See "Management - Management and Distribution Services."

Shares of the Funds
Each Fund currently offers three separate classes of shares: A class ("A Shares"), B class ("B Shares") and I class ("I Shares"). A Shares and B Shares are sold through this Prospectus and are collectively referred to as the "Shares."

     A Shares. Shares are offered at a price equal to their net asset value plus a sales charge imposed at the time of purchase or, in some cases, a contingent deferred sales charge imposed on redemptions made within two years of purchase.

     B Shares. Shares are offered at a price equal to their net asset value plus a contingent deferred sales charge imposed on most redemptions made within four years of purchase. B Shares pay a distribution services fee at an annual rate of up to 0.75%, and a maintenance fee in an amount equal to 0.25%, of the B Shares' average daily net assets. B Shares automatically convert to A Shares of the same Fund six years after the end of the calendar month in which the B Shares were originally purchased.


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


The choice of A Shares or B Shares permits each investor to purchase those shares that the investor believes to be most beneficial given the amount purchased, the length of time the investor expects to hold the shares and other circumstances. A Shares will normally be more beneficial to the investor who qualifies for reduced initial sales charges as described below. See "How to Buy Shares - Alternative Distribution Arrangements."

I Shares are offered by a separate prospectus to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates. Shares of each class of a Fund have identical interests in the investment portfolio of the Fund and, with certain exceptions, have the same rights. See "Other Information - The Trust and Its Shares."

How to Buy and Sell Shares
Shares may be purchased or redeemed by mail, by bank wire and through an investor's broker-dealer or other financial institution. The minimum initial investment in Shares is $1,000. The minimum subsequent investment is $100. See "How to Buy Shares" and "How to Sell Shares."

Exchanges
Shareholders may exchange A Shares and B Shares for A Shares and B Shares, respectively, of certain other funds of the Trust. In addition, A Shares may be exchanged for investor class shares of certain money market funds of the Trust and B Shares may be exchanged for exchange class shares of Ready Cash Investment Fund of the Trust. See "Other Shareholder Services - Exchanges."

Shareholder Features
Each Fund offers an Automatic Investment Plan, Automatic Withdrawal Plan and Directed Dividend Option. Purchases of A Shares may be subject to Rights of Accumulation, Cumulative Quantity Discounts or a Reinstatement Privilege. See "Other Shareholder Services" and "How to Buy Shares - Alternative Distribution Arrangements."

Dividends
Dividends of each Fund's net investment income are declared and paid annually. Each Fund's net capital gain, if any, is distributed annually. All dividends and distributions are reinvested in additional Fund shares unless the shareholder elects to have them paid in cash. See "Dividends and Tax Matters."

Certain Investment Considerations and Risk Factors
There can be no assurance that any Fund will achieve its investment objective, and a Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Normally, the value of a Fund's investments varies inversely with changes in interest rates. The potential for appreciation in a Fund in the event of a decline in interest rates may be limited or negated by increased principal prepayments on certain mortgage-backed securities held by the Fund. Upon redemption, an investment in a Fund may be worth more or less than its original value. The Funds' investments are subject to "credit risk" relating to the financial condition of the issuers of the securities that each Fund holds. Each Fund, however, invests only in investment grade securities (those rated in the top four grades by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's Corporation.


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All investments made by the Funds entail some risk. Certain investments and investment techniques, however, entail additional risks, such as the potential use of leverage by certain Funds through borrowings, securities lending, swap transactions and other investment techniques. See "Investment Objectives and Policies - Additional Investment Policies and Risk Considerations." Similarly, a Fund's use of mortgage- and asset-backed securities entails certain risks. See "Investment Objectives and Policies - Additional Investment Policies and Risk Considerations - Mortgage-Backed Securities" and " Asset-Backed Securities."


Expenses of Investing in the Funds

The purpose of the following table is to assist investors in understanding the various expenses that an investor in the Funds will bear directly or indirectly. There are no transaction charges in connection with purchases, redemptions or exchanges of Shares. None of the Funds has adopted a Rule 12b-1 plan with respect to the Shares and, accordingly, no Fund incurs distribution expenses.

Annual Fund Operating Expenses

[Expense Table]

Example of Expenses

[Example]

The above table is a hypothetical example that indicates the expenses an investor would pay assuming a $1,000 investment in each Fund, a 5 percent annual return, reinvestment of all dividends and distributions, and full redemption at the end of each period. The example is based on the expenses listed in the "Annual Fund Operating Expenses" table above. The 5 percent annual return is not a prediction of and does not represent the Funds' projected returns; rather, it is required by government regulation. The example should not be considered a representation of past or future expenses or return. Actual expenses and return may be greater or less than indicated.

Financial Highlights

The information in the Financial Highlights section represents selected data for a single outstanding A or B Share of each Fund for the period shown. Information for the year ended October 31, 1995 has been audited by _______________, independent auditors. Further information about each of these Fund's performance is contained in the Annual Report, which may be obtained from the Trust without charge.

[Financial Highlights]

3.   INVESTMENT OBJECTIVES AND POLICIES


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The Funds invest primarily in fixed income securities pursuant to the investment policies listed below. Stable Income Fund may invest in foreign issuers. These investments may involve certain risks. See "Additional Investment Policies and Risk Considerations - Foreign Investment Risks and Considerations".

INTERMEDIATE U.S. GOVERNMENT FUND

INVESTMENT OBJECTIVE. Intermediate U.S. Government Fund's investment objective is to provide income and safety of principal by investing primarily in U.S. Government Securities.

INVESTMENT POLICIES. Intermediate U.S. Government Fund seeks to attain its investment objective by investing primarily in fixed and variable rate U.S. Government Securities. Under normal circumstances, the Fund intends to invest at least 65 percent of its assets in U.S. Government Securities and may invest up to 35 percent of its assets in fixed income securities that are not U.S. Government Securities. The Fund emphasizes the use of intermediate maturity securities to lessen interest rate risk, while employing low risk yield enhancement techniques to add to the Fund's return over a complete economic or interest rate cycle.

The securities in which the Fund invests will include mortgage-backed and other asset-backed securities, although the Fund will limit these investments to not more than 50 percent and 25 percent, respectively, of its total assets. As part of its mortgage-backed securities investments, the Fund may enter into "dollar roll" transactions. Certain fixed income securities are "zero-coupon" securities and the Fund will limit its investment in these securities, except those issued through the U.S. Treasury's STRIPS program, to not more than 10 percent of the Fund's total assets. The Fund may also invest in securities that are restricted as to disposition under the Federal securities laws (sometimes referred to as "private placements" or "restricted securities"). In addition, the Fund may not invest more than 25 percent of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury. The Fund may make short sales and may purchase securities on margin (borrow money in order to purchase securities), which are considered speculative investment techniques. See "______ Risk Considerations - Short Sales" and "- Purchasing Securities on Margin."

The Fund will only purchase securities that are rated, at the time of purchase, within the two highest rating categories assigned by a Nationally Recognized Statistical Rating Organization, such as Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investors Services, Inc., or which are unrated and determined by the Adviser to be of comparable quality.

The Fund primarily will invest in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 12 years, and it is anticipated that the Fund's portfolio of securities will have an average dollar-weighted maturity of between 3 and 7 years. Under normal circumstances, the Fund's portfolio of securities will have a duration of between 75 percent and 125 percent of the duration of the Lehman Intermediate Government Bond Index, which is used as the Fund's benchmark index as described under "Other Information - Fund Performance." Duration is a measure of a debt securities average life that reflects the present value of the securities cash flow and, accordingly, is a measure of price sensitivity to interest rate changes ("duration risk"). Because earlier payments on


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a debt security have a higher present value, duration of a security, except a zero-coupon security, will be less than the security's stated maturity.

In order to manage its exposure to different types of investments, the Fund may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate caps, floors and collars. The Fund may also engage in certain strategies involving options (both exchange-traded and over-the-counter) to attempt to enhance the Fund's return and may attempt to reduce the overall risk of its investments ("hedge") by using options and futures contracts. The Fund's ability to use these strategies may be limited by market considerations, regulatory limits and tax considerations. The Fund may write covered call and put options, buy put and call options, buy and sell interest rate futures contracts, and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid, high-grade debt instruments with a value at all times sufficient to cover the Fund's obligations under the option.

STABLE INCOME FUND

INVESTMENT OBJECTIVES. Stable Income Fund's investment objective is to maintain safety of principal while providing low-volatility total return.

INVESTMENT POLICIES. Stable Income Fund seeks to maintain safety of principal while providing low volatility total return by investing primarily in investment grade short-term obligations. The Fund invests in a diversified portfolio of fixed and variable rate U.S. dollar denominated fixed income securities of a broad spectrum of United States and foreign issuers, including U.S. Government Securities and the debt securities of financial institutions, corporations, and others.

The securities in which the Fund invests include mortgage-backed and other asset-backed securities, although the Fund limits these investments to not more than 60 percent and 25 percent, respectively, of its total assets. In addition, the Fund limits its holdings of mortgage-backed securities that are not U.S. Government Securities to 25 percent of its total assets. The Fund may invest any amount of its assets in U.S. Government Securities, but under normal circumstances less than 50 percent of the Fund's total assets are so invested. The Fund may invest in securities that are restricted as to disposition under the Federal securities laws (sometimes referred to as "private placements" or "restricted securities"). In addition, the Fund may not invest more than 25 percent of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10 percent of its total assets in the securities of any other issuer.

The Fund only purchases those securities that are rated, at the time of purchase, within the three highest long-term or two highest short-term rating categories assigned by a Nationally Recognized Statistical Rating Organization, such as Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investors Services, Inc., or which are unrated and determined by the Adviser to be of comparable quality.


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The Fund invests in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to12 years and seeks to maintain an average dollar-weighted portfolio maturity of between 2 and 5 years.

In order to manage its exposure to different types of investments, the Fund may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate caps, floors and collars. The Fund may also engage in certain strategies involving options (both exchange-traded and over-the-counter) to attempt to enhance the Fund's income and may attempt to reduce the overall risk of its investments or limit the uncertainty in the level of future foreign exchange rates (hedge) by using options and futures contracts and foreign currency forward contracts. The Fund's ability to use these strategies may be limited by market considerations, regulatory limits and tax considerations. The Fund may write covered call and put options, buy put and call options, buy and sell interest rate and foreign currency futures contracts and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid, high-grade debt instruments with a value at all times sufficient to cover the Fund's obligations under the option.

ADDITIONAL INVESTMENT POLICIES AND RISK CONSIDERATIONS

Each Fund's investment objective and all investment policies of the Funds that are designated as fundamental may not be changed without approval of the holders of a majority of that Fund's outstanding voting securities. A majority of a Fund's outstanding voting securities means the lesser of 67% of the shares of a Fund present or represented at a shareholders' meeting at which the holders of more than 50% of the shares are present or represented, or more than 50% of the outstanding shares of a Fund. Except as otherwise indicated, investment policies of the Funds are not deemed to be fundamental and may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. A further description of the Funds' investment policies, including additional fundamental policies, is contained in the SAI.

The Adviser monitors the creditworthiness of counterparties to the Funds' transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal credit risks and the benefits from the transaction justify the attendant risks. No Fund may invest more than 15% of its net assets in illiquid securities, including repurchase agreements not entitling the Fund to payment within seven days. As used herein, the term U.S. Government Securities means obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

BORROWING. As a fundamental policy, each Fund may borrow money from banks or by entering into reverse repurchase agreements and will limit borrowings to amounts not in excess of 33 1/3% of the value of the Fund's total assets. Borrowings for other than temporary or emergency purposes or meeting redemption requests may not exceed 5% of the value of Stable Income Fund's assets. Each Fund may enter into reverse repurchase agreements, transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date.


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MARGIN AND SHORT SALES. Except for Intermediate U.S. Government Fund, no Fund
may purchase securities on margin or make short sales of securities, except short sales against the box. These prohibitions do not restrict the Funds' ability to use short-term credits necessary for the clearance of portfolio transactions and to make margin deposits in connection with permitted transactions in options and futures contracts.

DIVERSIFICATION AND CONCENTRATION. Each Fund is diversified as that term is defined in the Investment Company Act of 1940 (the "1940 Act"). As a fundamental policy, with respect to 75% of its assets, no Fund may purchase a security (other than a U.S. Government Security or shares of investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of a single issuer or (ii) the Fund would own more than 10% of the outstanding voting securities of any single issuer. Each Fund is prohibited from concentrating its assets in the securities of issuers in any industry. As a fundamental policy, each Fund may not purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry. This limit does not apply to investments in U.S. Government Securities, foreign government securities or repurchase agreements covering U.S. Government Securities.

FOREIGN INVESTMENT RISKS AND CONSIDERATIONS. All investments, domestic and foreign, involve certain risks. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of foreign investors' assets.

Moreover, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to Stable Income Fund's shareholders; commission rates payable on foreign transactions are generally higher than in the United States; foreign accounting, auditing and financial reporting standards differ from those in the United States and, accordingly, less information may be available about foreign companies than is available about issuers of comparable securities in the United States; and foreign securities may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will also affect the value in U.S. dollars of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar will reduce the dollars available to make a


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distribution. Similarly, if the exchange rate declines between the time after the Fund's income has been earned and computed in U.S. dollars and the time it is paid may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

FIXED INCOME SECURITIES AND THEIR CHARACTERISTICS. Although each Fund only invests in investment grade fixed income securities, including money market instruments, an investment in a Fund is subject to risk even if all fixed income securities in the Fund's portfolio are paid in full at maturity. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates or the issuer's actual or perceived creditworthiness or ability to meet its obligations.

The market value of the interest-bearing debt securities held by the Funds will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. Moreover, the longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

RATING MATTERS. The Funds' investments are subject to "credit risk" relating to the financial condition of the issuers of the securities that each Fund holds. To limit credit risk, each Fund will generally buy securities that are rated in the top four long-term rating categories by an NRSRO or in the top two short-term rating categories by an NRSRO, although certain Funds have greater restrictions. Accordingly, the lowest permissible long-term investment grades for corporate bonds, including convertible bonds, are Baa in the case of Moody's Investor Services, Inc. ("Moody's") and BBB in the case of Standard & Poor's Corporation ("S&P") and Fitch Investors Service, Inc. ("Fitch"); the lowest permissible long-term investment grades for preferred stock are Baa in the case of Moody's and BBB in the case of S&P and Fitch; and the lowest permissible short-term investment grades for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, A-2 in the case of S&P and F-2 in the case of Fitch.

The Funds also may purchase unrated securities if the Adviser determines the security to be of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities. Each Fund may retain a security whose rating has been lowered below the Fund's lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the Fund's lowest permissible rating category) if the Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.


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VARIABLE AND FLOATING RATE SECURITIES. The securities in which the Funds invest
(including mortgage-backed securities) may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to maintain a stable net asset value. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities purchased by a Fund may be tied to various rates of interest or indices. Certain variable rate securities (including mortgage-related securities) pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For instance, upon reset the interest rate payable on a security may go down when the underlying index has risen. During times when short-term interest rates are relatively low as compared to long-term interest rates a Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. This form of leverage may have the effect of increasing the volatility of the security's market value while increasing the security's, and thus the Fund's, yield.

There may not be an active secondary market for certain floating or variable rate instruments (particularly inverse floaters and similar instruments) which could make it difficult for a Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. A Fund could, for this or other reasons, suffer a loss with respect to an instrument. The Adviser monitors the liquidity of each Funds' investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

U.S. GOVERNMENT SECURITIES. As used in this Prospectus, the term U.S. Government Securities means obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities. The U.S. Government Securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association ("Ginnie Mae"). In addition, the U.S. Government Securities in which the Funds may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

ZERO-COUPON SECURITIES. A Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES"). The Funds may invest in other types of related zero-coupon securities. For instance, a number of banks


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


and brokerage firms separate the principal and interest portions of U.S. Treasury securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). Zero-coupon securities also may be issued by corporations and municipalities.

Zero-coupon securities are sold at original issue discount and pay no interest to holders prior to maturity, but a Fund holding a zero-coupon security must include a portion of the original issue discount of the security as income. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Funds may invest. The Funds distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

CORPORATE DEBT SECURITIES. The corporate debt securities in which the Funds may invest include corporate bonds and notes and short-term investments such as commercial paper. Commercial paper (short-term promissory notes) is issued by companies to finance their or an affiliates' current obligations and is frequently unsecured.

Demand Notes. The Funds may purchase variable and floating rate demand notes of corporations, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuers of these obligations often have the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security. Although a Fund would generally not be able to resell a master demand note to a third party, the Fund is entitled to demand payment from the issuer at any time. The Adviser continuously monitors the financial condition of the issuer to determine the issuer's likely ability to make payment on demand.

FINANCIAL INSTITUTION OBLIGATIONS. A Fund may invest in obligations of financial institutions, including negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks.

Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be


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withdrawn on demand but may be subject to early withdrawal penalties which could reduce the Fund's yield. Deposits subject to early withdrawal penalties or that mature in more than 7 days are treated as illiquid securities if there is no readily available market for the securities. A Fund's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both. Investments in foreign bank obligations are limited to banks and branches located in countries which the Advisers believe do not present undue risk.

ILLIQUID SECURITIES AND RESTRICTED SECURITIES. Each Fund may invest up to 15 percent of its net assets in securities that at the time of purchase are illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 ("restricted securities"), securities which are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in 7 days. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might also have to register restricted securities in order to dispose of them, resulting in expense and delay. A Fund might not be able to dispose of restricted or other securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time.

An institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A securities contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act of 1933 or other exemptions, the Advisers may determine that such securities are not illiquid securities, under guidelines or other exemptions adopted by the Board. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holdings of that security may be illiquid.

TEMPORARY DEFENSIVE POSITION. When business or financial conditions warrant, the Funds may assume a temporary defensive position and invest without limit in cash or prime quality cash equivalents, including (i) short-term U.S. Government Securities, (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States, (iii) commercial paper, (iv) repurchase agreements and (v) shares of "money market funds" registered under the Investment Company Act of 1940 (the "1940 Act") within the limits specified therein. Prime quality instruments are those that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality. During periods when and to the extent that a Fund has assumed a temporary defensive position, it may not be pursuing its investment objective. Apart from temporary defensive purposes, a Fund may at any time invest a portion of its assets in cash and cash equivalents as described above.


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Portfolio Transactions. The frequency of portfolio transactions of each Fund
(the portfolio turnover rate) will vary from year to year depending on many factors. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. The Funds' portfolio turnover is reported under "Financial Highlights." It is each Fund's policy to obtain best net results in effecting portfolio transactions. The Adviser may effect transactions for the Funds through brokers who sell Fund shares. The Funds have no obligation to deal with any specific broker or dealer in the execution of portfolio transactions.

The Advisers place orders for the purchase and sale of assets they manage with brokers and dealers selected by and in the discretion of the respective Adviser. The Advisers seek "best execution" for all portfolio transactions, but a Fund may pay higher than the lowest available commission rates when an Adviser believes it is reasonable to do so in light of the value of the brokerage, research and other services provided by the broker effecting the transaction.

Commission rates for brokerage transactions are fixed on many foreign securities exchanges, and this may cause higher brokerage expenses to accrue to each Fund that invests in foreign securities than would be the case for comparable transactions effected on United States securities exchanges.

Subject to the Funds' policy of obtaining the best price consistent with quality of execution of transactions, the Adviser may employ Norwest Investment Services, Inc. and other broker-dealer affiliates of the Adviser ("Affiliated Brokers") to effect brokerage transactions for the Funds. The Fund's payment of commissions to Affiliated Brokers is subject to procedures adopted by the Board to provide that the commissions will not exceed the usual and customary broker's commissions charged by unaffiliated brokers. No specific portion of a Fund's brokerage will be directed to Affiliated Brokers and in no event will a broker affiliated with an Adviser directing the transaction receive brokerage transactions in recognition of research or other services provided to the Adviser.

The Adviser anticipates that the annual turnover rate in each Fund will be less than 100 percent. An annual turnover rate of 100 percent would occur if all of the securities in a Fund were replaced once in a period of 1 year.

A Fund's use of repurchase agreements, securities lending, reverse repurchase agreements and forward commitments (including dollar roll transactions) entails certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty while these transactions remained open or a counterparty defaulted on its obligations, the Fund might suffer a loss. Failure by the other party to deliver a security purchased by the Fund may result in a missed opportunity to make an alternative investment. The Advisers monitor the creditworthiness of counterparties to these transactions and intend to enter into these transactions only when they believe the counterparties present minimal credit risks and the income to be earned from the transaction justifies the attendant risks. Counterparty insolvency risk with respect to repurchase agreements is reduced by favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty. Those laws do not apply to securities lending and, accordingly, securities lending involves more risk than does the use of repurchase agreements. As


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a result of entering forward commitments and reverse repurchase agreements, as well as lending its securities, a Fund may be exposed to greater potential fluctuations in the value of its assets and net asset value per share.

REPURCHASE AGREEMENTS AND LENDING OF PORTFOLIO SECURITIES. Each Fund may seek additional income by entering into repurchase agreements or by lending securities from its portfolio to brokers, dealers and other financial institutions. These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, a Fund might suffer a loss.

Repurchase agreements are transactions in which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. When a Fund lends a security it receives interest from the borrower or from investing cash collateral. The Trust maintains possession of the purchased securities and any underlying collateral in these transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest. The Funds may pay fees to arrange securities loans and each Fund will, as a fundamental policy, limit securities lending to not more than 33 1/3% of the value of its total assets.

REVERSE REPURCHASE AGREEMENTS. A Fund may enter into reverse repurchase agreements, transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. Because certain of the incidents of ownership of the security are retained by the Fund, reverse repurchase agreements may be viewed as a form of borrowing by the Fund from the buyer, collateralized by the security sold by the Fund. A Fund will use the proceeds of reverse repurchase agreements to fund redemptions or to make investments. In most cases these investments either mature or have a demand feature to resell to the issuer on a date not later than the expiration of the agreement. Interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. Any significant commitment of a Fund's assets to the reverse repurchase agreements will tend to increase the volatility of the Fund's net asset value per share.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may purchase securities offered on a "when-issued" basis and may purchase securities on a "forward commitment" basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within three months after the transaction, but delayed settlements beyond three months may be negotiated.


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During the period between a commitment and settlement, no payment is made for the securities purchased and, thus, no interest accrues to the Fund. At the time a Fund makes a commitment to purchase securities in this manner, however, the Fund immediately assumes the risk of ownership, including price fluctuation. Failure by the other party to deliver or pay for a security purchased or sold by the Fund may result in a loss or a missed opportunity to make an alternative investment. Any significant commitment of a Fund's assets committed to the purchase of securities on a when-issued or forward commitment basis may increase the volatility of its net asset value. Except for dollar-roll transactions, a Fund will not purchase securities on a when-issued or forward commitment basis if, as a result, more than 15 percent of the value of the Fund's total assets would be committed to such transactions.

The use of when-issued transactions and forward commitments enables a Fund to hedge against anticipated changes in interest rates and prices. If the Adviser were to forecast incorrectly the direction of interest rate movements, however, a Fund might be required to complete when-issued or forward transactions at prices inferior to the current market values. The Funds enter into when-issued and forward commitments only with the intention of actually receiving the securities, but a Fund may sell the securities before the settlement date if deemed advisable. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss.

PURCHASING SECURITIES ON MARGIN. When Intermdiate U.S. Government Fund purchases securities on margin, it only pays part of the purchase price and borrows the remainder, typically from the Fund's broker. As a borrowing, a Fund's purchase of securities on margin is subject to the limitations and risks described in "Borrowing" above. In addition, if the value of the securities purchased on margin decreases such that the Fund's borrowing with respect to the security exceeds the maximum permissible borrowing amount, the Fund will be required to make margin payments (additional payments to the broker to maintain the level of borrowing at permissible levels). A Fund's obligation to satisfy margin calls may require the Fund to sell securities at an inappropriate time.

TECHNIQUES INVOLVING LEVERAGE. Utilization of leveraging involves special risks and may involve speculative investment techniques. The Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, funds may engage in dollar roll transactions and Intermediate U.S. Government Fund may purchase securities on margin and sell securities short (other than against the box). Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. In addition, the use of swap and related agreements may involve leverage. The Funds use these investment techniques only when the Adviser to a Fund believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the Fund's investment. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund.


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The risks of leverage include a higher volatility of the net asset value of the
Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

Segregated Account. In order to limit the risks involved in various transactions involving leverage, the Trust's custodian will set aside and maintain in a segregated account cash, U.S. Government Securities and other liquid, high-grade debt securities in accordance with SEC guidelines. The accounts value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions. The Fund's commitments may include (i) the Fund's obligations to repurchase securities under a reverse repurchase agreement, settle when-issued and forward commitment transactions and make payments under a cap or floor (see "Swap Agreements") and (ii) the greater of the market value of securities sold short or the value of the securities at the time of the short sale (reduced by any margin deposit). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be calculated on a daily basis and an amount at least equal to the accrued excess will be maintained in the segregated account. If the Fund enters into an interest rate swap on other than a net basis, the Fund will maintain the full amount accrued on a daily basis of the Fund's obligations with respect to the swap in their segregated account. The use of a segregated account in connection with leveraged transactions may result in a Fund's portfolio being 100 percent leveraged.

DOLLAR ROLL TRANSACTIONS. A Fund may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the


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securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Funds will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage. Each Fund will limit its obligations on dollar roll transactions to 35% of the Fund's net assets.

SWAP AGREEMENTS. To manage their exposure to different types of investments, Adjustable U.S. Government Reserve Fund and Government Income Fund may enter into interest rate and mortgage (or other asset) swap agreements and may purchase interest rate caps, floors and collars. In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. Swap agreements involve risks depending upon the counterparty's creditworthiness and ability to perform as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. The Adviser monitors the creditworthiness of counterparties to these transactions and intends to enter into these transactions only when they believe the counterparties present minimal credit risks and the income expected to be earned from the transaction justifies the attendant risks.

SHORT SALES. Intermediate U.S. Government Fund is authorized to make short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box") and to make short sales of securities which it does not own or have the right to acquire. A short sale that is not made "against the box" is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price for the security. When the Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be.

Short sales that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share, will tend to increase more when the securities it has sold short


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decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions a Fund might have difficulty purchasing securities to meet its short sale delivery obligations and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor those sales.

If the Fund makes a short sale "against the box", the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by an offsetting future gain in the short position. The Fund's ability to enter into short sales transactions is limited by certain tax requirements. See "Dividends, Distributions and Taxes" in the SAI.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent an interest in a pool of mortgages originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by banks, savings associations, private mortgage insurance companies or mortgage bankers.

Interests in mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. In contrast, mortgage-backed securities provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities or a mortgage loan servicer. Additional payments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.

UNDERLYING MORTGAGES. Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1 4 family homes, but may be made to purchasers of mobile homes or other real estate interests. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Fund may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage servicers impose qualification standards for local lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.


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LIQUIDITY AND MARKETABILITY. Generally, government and government-related pass-
through pools are highly liquid. While private conventional pools of mortgages (pooled by non-government-related entities) have also achieved broad market acceptance and an active secondary market has emerged, the market for conventional pools is smaller and less liquid than the market for government and government-related mortgage pools.

AVERAGE LIFE AND PREPAYMENTS. The average life of a pass-through pool varies with the maturities of the underlying mortgage instruments. In addition, a pool's terms may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Prepayments with respect to securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the securities were acquired at a premium. The occurrence of mortgage prepayments is affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. The assumed average life of pools of mortgages having terms of 30 years or less is typically between five and 12 years.

YIELD CALCULATIONS. Yields on pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgages. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Fund.

GOVERNMENT AND GOVERNMENT-RELATED GUARANTORS. The principal government guarantor of mortgage-backed securities is Ginnie Mae, a wholly-owned United States Government corporation within the Department of Housing and Urban Development. Mortgage-backed securities are also issued by Fannie Mae, a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development, and Freddie Mac, a corporate instrumentality of the United States Government. While Fannie Mae and Freddie Mac each guarantee the payment of principal and interest on the securities they issue, unlike Ginnie Mae securities, their securities are not backed by the full faith and credit of the United States Government.

PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional mortgage loans; mortgage-backed bonds (which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans); and collateralized mortgage obligations ("CMOs"). Mortgage-backed securities issued by non-governmental issuers may offer a higher rate of interest than securities issued by government issuers because of the absence of direct or indirect government guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities, however, guarantee timely payment of interest and principal on these securities. Timely payment of interest and principal may also be supported by various forms of insurance, including individual loan, title, pool and hazard policies.


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Adjustable Rate Mortgage-Backed securities. Adjustable rate mortgage-backed securities ("ARMs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Also, most adjustable rate securities (or the underlying mortgages) are subject to caps or floors. "Caps" limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and, accordingly, fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities. ARMs may have less risk of a decline in value during periods of rapidly rising rates, but they may also have less potential for capital appreciation than other debt securities of comparable maturities due to the periodic adjustment of the interest rate on the underlying mortgages and due to the likelihood of increased prepayments of mortgages as interest rates decline. Furthermore, during periods of declining interest rates, income to the Fund will decrease as the coupon rate resets along with the decline in interest rates. During periods of rising interest rates, changes in the coupon rates of the mortgages underlying the Fund's ARMs may lag behind changes in market interest rates. This may result in a lower value until the interest rate resets to market rates.

COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs are debt obligations collateralized by mortgages or mortgage pass-through securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages ("Mortgage Assets"). CMOs may be privately issued or U.S. Government Securities. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs on the same schedule as they are received, although, certain classes (often referred to as tranches) of CMOs have priority over other classes with respect to the receipt of payments. Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and that have multiple classes similar to those of CMOs. Unless the context indicates otherwise, references to CMOs include multi-class mortgage pass-through securities. Payments of principal of and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-based securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the contemplated range, or if deviations from other assumptions occur, principal payments on a PAC Bond may be greater or smaller than predicted. The magnitude of the contemplated range varies from one PAC Bond to another; a narrower range increases the risk


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that prepayments will be greater or smaller than contemplated. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-related securities.

The final tranche of a CMO may be structured as an accrual bond (sometimes referred to as a Z-tranche). Holders of accrual bonds receive no cash payments for an extended period of time. During the time that earlier tranches are outstanding, accrual bonds receive accrued interest which is a credit for periodic interest payments that increases the face amount of the security at a compounded rate, but is not paid to the bond holder. After all previous tranches are retired, accrual bond holders start receiving cash payments that include both principal and continuing interest. The market value of accrual bonds can fluctuate widely and their average life depends on the other aspects of the CMO offering. Interest on accrual bonds is taxable when accrued even though the holders receive no accrual payment. The Funds distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are classes of mortgage-backed securities that receive different proportions of the interest and principal distributions from the underlying Mortgage Assets. They may be may be privately issued or U.S. Government Securities. In the most extreme case, one class will be entitled to receive all or a portion of the interest but none of the principal from the Mortgage Assets (the interest-only or "IO" class) and one class will be entitled to receive all or a portion of the principal, but none of the interest (the "PO" class). Currently, no fund may purchase IOs or POs.

ASSET-BACKED SECURITIES. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-related assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. No Fund may invest more than 10% of its net assets in asset-backed securities that are backed by a particular type of credit, for instance, credit card receivables. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-related securities and, accordingly, are subject to many of the same risks.

Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-related securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-related securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.


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FUTURES CONTRACTS AND OPTIONS. The Funds may seek to enhance their return through the writing (selling) and purchasing exchange-traded and over-the-counter options on fixed income securities or indices. The Funds may also to attempt to hedge against a decline in the value of securities owned by them or an increase in the price of securities which they plan to purchase through the use of those options and the purchase and sale of interest rate futures contracts and options on those futures contracts. The Funds may only write options that are covered. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains cash, U.S. Government Securities or other liquid, high-grade debt securities in a segregated account with a value at all times sufficient to cover the Fund's obligation under the option. A Fund may enter into these futures contracts only if the aggregate of initial deposits for open futures contract positions does not exceed 5% of the Fund's total assets.

Risk Considerations. The Fund's use of options and futures contracts subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options or futures contracts and movements in the price of the securities hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the other securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may limit a Fund's ability to limit exposures by closing its positions; (5) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences; and (6) the potential for unlimited loss when investing in futures contracts or writing options for which an offsetting position is not held.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position or that a counterparty in an over-the-counter option transaction will be able to perform its obligations. There are a limited number of options on interest rate futures contracts and exchange traded options contracts on fixed income securities. Accordingly, hedging transactions involving these instruments may entail "cross-hedging." As an example, a Fund may wish to hedge existing holdings of mortgage-backed securities, but no listed options may exist on those securities. In that event, the Adviser may attempt to hedge the Fund's securities by the use of options with respect to similar fixed income securities. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist.


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LIMITATIONS. The Funds have no current intention of investing in futures contracts and options thereon for purposes other than hedging. No Fund may purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund's total assets as of the date the option is purchased. No Fund may sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets or sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value of all open futures positions held by a Fund will not exceed 50% of its total assets.

OPTIONS ON SECURITIES. A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise at the exercise price during the option period. The amount of premium received or paid is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period, supply and demand and interest rates.

OPTIONS ON STOCK INDEXES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional stock options except that exercises of stock index options are effected with cash payments and do not involve delivery of securities. Thus, upon exercise of a stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

INDEX FUTURES CONTRACTS. Bond and stock index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the fixed income or equity securities comprising the index is made. Generally, futures contracts are closed out prior to the expiration date of the contract.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.


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4.   MANAGEMENT

The business of the Trust is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Funds and the Trust. The Board consists of eight persons.


Investment Advisory Services

Norwest Investment Management. Subject to the general supervision of the Board, Norwest Investment Management makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Adviser is a part of Norwest, a subsidiary of Norwest Corporation, which is a multi-bank holding company that was incorporated under the laws of Delaware in 1929. As of _______ ___, 1995, Norwest Corporation was the ___th largest bank holding company in the United States in terms of assets. As of that date, the Adviser managed or provided investment advice with respect to assets totaling approximately $___ billion.

The Adviser provides investment management services to each Fund pursuant to investment advisory agreements between Norwest and the Trust. For the Adviser's services, Norwest receives an advisory fee with respect to Intermediate U.S. Government Fund at an annual rate of 0.33% of the Fund's average daily net assets and with respect to Stable Income Fund at an annual rate of 0.30% of the Fund's average daily net assets.

PORTFOLIO MANAGERS. Many persons on the advisory staff of the Adviser contribute to the investment services provided to the Funds. The following persons, however, are primarily responsible for the day-to-day management of the Funds:

INTERMEDIATE U.S. GOVERNMENT FUND - Marjorie H. Grace, Vice President of Norwest since 1992. Ms. Grace was a portfolio manager of Norwest Bank from 1992-1993; an Institutional Salesperson with Norwest Investment Services, Inc. from 1991-1992; a portfolio manager with United Banks of Colorado from 1989-1991; and Vice President and portfolio manager with Colombia Savings and Loan from 1987-1989.

STABLE INCOME FUND - Karl P. Tourville, Vice President of Norwest since 1989. Mr. Tourville has been associated with Norwest since 1986. As of December 31, 1994, Mr. Tourville was responsible for the management of over $1.3 billion in pooled fixed income assets.

MANAGEMENT AND DISTRIBUTION SERVICES

Forum supervises the overall management of the Trust (including the Trust's receipt of services for which the Trust is obligated to pay) and provides the Trust with general office facilities pursuant to a Management Agreement with the Trust. Forum provides persons satisfactory to the Board to serve as officers of the Trust. Those officers, as well as certain other officers and Trustees of the Trust, may be directors, officers or employees of (and persons providing services


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to the Trust may include) Forum, its affiliates or certain non-banking affiliates of Norwest. As of the date of this Prospectus, Forum provided management and administrative services to registered investment companies and collective investment funds with assets of approximately $11 billion. Forum is a registered broker-dealer and investment adviser and is a member of the National Association of Securities Dealers, Inc. As of the date of this Prospectus, Forum is controlled by John Y. Keffer, President and Chairman of the Trust. For its services and facilities, Forum receives from each Fund a management fee at an annual rate of 0.10% of the average daily net assets attributable to each class of the Fund. From its own resources, Forum may pay a fee to broker-dealers or other persons for distribution or other services related to the Funds.

Forum also acts as the distributor of the Shares pursuant to a distribution services agreement with the Trust and in accordance therewith receives and may reallow the initial sales charge assessed on purchases of A Shares of a Fund. As authorized by a distribution plan with respect to B Shares of each Fund and pursuant to the distribution services agreement, Forum receives a distribution services fee as compensation for its distribution expenses with respect to B Shares and a maintenance fee for its or certain broker-dealer's shareholder services with respect to B Shares. For further information about the distribution services agreement and the distribution plan, including the fees payable thereunder, see "How to Buy Shares - Alternative Distribution Arrangements." Pursuant to a separate agreement, Forum also provides portfolio accounting services to each Fund.

SHAREHOLDER SERVICING AND CUSTODY

Norwest serves as transfer agent and dividend disbursing agent for the Trust (in this capacity, the "Transfer Agent") pursuant to a Transfer Agency Agreement with the Trust. The Transfer Agent maintains an account for each shareholder of the Trust (unless such accounts are maintained by sub-transfer agents or processing agents), performs other transfer agency functions and acts as dividend disbursing agent for the Trust. The Transfer Agent is permitted to subcontract any or all of its functions with respect to all or any portion of the Trust's shareholders to one or more qualified sub-transfer agents or processing agents, which may be affiliates of the Transfer Agent or Forum, who agree to comply with the terms of the Transfer Agency Agreement. Sub-transfer agents and processing agents may be "Processing Organizations" as described under "How to Buy Shares - Purchase Procedures." The Transfer Agent is permitted to compensate those agents for their services; however, that compensation may not increase the aggregate amount of payments by the Trust to the Transfer Agent. For its transfer agency services, the Transfer Agent receives from each Fund a fee at an annual rate of 0.25% of the average daily net assets attributable to each class of the Fund.

Norwest also serves as the Trust's custodian and may appoint subcustodians for the foreign securities and other assets held in foreign countries. Norwest currently receives no additional compensation for its custodial services, but the Funds will incur the expenses and costs of any subcustodian.

EXPENSES OF THE FUNDS


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Subject to the obligation of Norwest to reimburse the Trust for certain expenses of the Funds, the Trust has confirmed its obligation to pay all the Trust's expenses. The Funds' expenses include Trust expenses attributable to the Funds, which are allocated to each Fund, and expenses not specifically attributable to the Funds, which are allocated among the Funds and all other funds of the Trust in proportion to their average net assets. Norwest, Forum and the Transfer Agent may each elect to waive (or continue to waive) all or a portion of their fees. Any such waivers will have the effect of increasing a Fund's performance for the period during which the waiver is in effect. No fee waivers may be recouped at a later date. Other than investment advisory fees, any fee paid by the Trust may be increased by the Board without shareholder approval.

Norwest and Forum and their agents and affiliates may also act in various capacities for, and receive compensation from, their customers who are shareholders of a Fund. Under agreements with those customers, Norwest and Forum may elect to credit against the fees payable to them by their customers or to rebate to customers all or a portion of any fee received from the Trust with respect to assets of those customers invested in a Fund.

5.   HOW TO BUY SHARES

Minimum Investment

There is a $1,000 minimum for initial purchases and a $100 minimum for subsequent purchases of Shares of the Funds. A Fund may in its discretion waive the investment minimums. Shareholders who elect electronic share purchase privileges such as the Automatic Investment Plan or the Directed Dividend Option are not subject to the initial investment minimum. See "Other Shareholder Services - Automatic Investment Plan" and "Dividends and Tax Matters."

Except as set forth below with respect to purchases through Processing Organizations, an investor's order will not be accepted or invested by a Fund during the period before the Fund's receipt of Federal funds. Fund shares become entitled to receive dividends and distributions on the next Fund Business Day after the order is accepted.

The Funds reserve the right to reject any subscription for the purchase of their shares. Share certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.


Purchase Procedures

Initial Purchases
There are three ways to purchase shares initially.

1. By Mail. Investors may send a check made payable to the Trust along with a completed account application form to the Trust at the address listed under "Account Application" on page ___. Checks are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into Federal funds within two


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


business days after receipt of the check. Checks drawn on some non-member banks may take longer.

2. By Bank Wire. Investors may make an initial investment in a Fund using the wire system for transmittal of money among banks. The investor should first telephone the Transfer Agent at 612-667-8833 or 800-338-1348 to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:
     Norwest Bank Minnesota, N.A.
     ABA 091 000 019
     For Credit to: Norwest Advantage Funds
          0844-131
          Re:  [Name of Fund]
               [Designate A Shares or B Shares]
          Account No.:
          Account Name:

The investor should then promptly complete and mail the account application form. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for the use of Federal funds. The Trust does not charge investors for the receipt of wire transfers. Payment by bank wire is treated as a Federal funds payment when received.

3. Through Financial Institutions. Shares may be purchased and redeemed through certain broker-dealers, banks and other financial institutions ("Processing Organizations"). The Transfer Agent, Forum and their affiliates may be Processing Organizations. Processing Organizations may receive as a broker-dealer's reallowance a portion of the sales charge paid by their customers who purchase A Shares of a Fund, may receive payments from Forum with respect to sales of B Shares and may receive payments as a processing agent from the Transfer Agent. In addition, financial institutions, including Processing Organizations, may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares through a Processing Organization will be subject to the procedures of their Processing Organization, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Customers who purchase a Fund's shares through a Processing Organization may or may not be the shareholder of record and, subject to their institution's and the Funds' procedures, may have Fund shares transferred into their name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain Processing Organizations may also enter purchase orders with payment to follow.

Certain shareholder services may not be available to shareholders who have purchased shares through a Processing Organization. These shareholders should contact their Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will


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


provide its customers with confirmations and periodic statements. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to its customer. Certain states, such as Texas, permit shares of the Funds to be purchased and redeemed only through registered broker-dealers, including the Funds' distributor.

Subsequent Purchases
Subsequent purchases may be made by mailing a check, by sending a bank wire or through a shareholder's Processing Organization as indicated above. All payments should clearly indicate the shareholder's name and account number.

Account Application

Investors may obtain the account application form necessary to open an account by writing the Trust at the following address:
     Norwest Advantage Funds
     [Name of Fund]
     Norwest Bank Minnesota, N.A.
     Transfer Agent
     733 Marquette Avenue
     Minneapolis, MN 55479-0040

To participate in shareholder services not referenced on the account application form and to change information on a shareholder's account (such as addresses), investors or existing shareholders should contact the Trust. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and to charge a fee for certain shareholder services, although no such fees are currently contemplated. Any privilege and participation in any program may be terminated by the shareholder at any time by writing to the Trust.


General Information

Fund shares are continuously sold on every weekday except customary national business holidays and Good Friday ("Fund Business Day"). The purchase price for Fund shares equals their net asset value next-determined after acceptance of an order plus, in the case of the A Shares, any applicable sales charge imposed at the time of purchase.

Investments in the Funds may be made either through certain financial institutions or by an investor directly. An investor who invests in a Fund directly will be the shareholder of record. All transactions in Fund shares are effected through the Transfer Agent which accepts orders for redemptions and for subsequent purchases only from shareholders of record. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period.

Alternative Distribution Arrangements


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


Investors should compare sales charges and fees before selecting a particular class of shares. Investors should consider whether, during the anticipated life of their investment in a Fund, the accumulated distribution services fee and maintenance fee and contingent deferred sales charges on B Shares prior to conversion would be less than the initial sales charge on A Shares purchased at the same time and whether that differential would be offset by the higher yield of A Shares. A summary of the charges applicable to shares of each Fund is listed under "Prospectus Summary - Expense Information." Sales personnel of selected broker-dealers distributing a Fund's shares may receive differing compensation for selling A Shares and B Shares.

Because initial sales charges are deducted at the time of purchase, investors purchasing a Fund's A Shares receive fewer shares than if the sales charge were not deducted and, accordingly, do not have the entire purchase price invested. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time should consider whether, in light of the initial sales charge and its effect on the amount of the purchase price invested, purchases of A Shares are more or less advantageous than purchases of B Shares with their associated accumulated continuing distribution and maintenance charges. For example, based on estimated current fees and expenses, an investor in each Fund subject to the 3.75% initial sales charge who elects to reinvest all dividends and distributions would have to hold the shareholder's investment approximately five years for the B Shares' distribution services fee and maintenance fee to exceed the initial sales charge. The foregoing examples do not take into account the time value of money, fluctuations in net asset value or the effects of different performance assumptions.

A Shares

The public offering price of A Shares is their next-determined net asset value plus an initial sales charge assessed as follows (no sales charge is assessed on the reinvestment of dividends or distributions):

                    ________ Fund
                                                            Broker-Dealers'
                                                            Reallowance
                         Sales Charge As a                  As a
                         Percentage of                      Percentage of
Amount of Purchase       Offering Price Net Asset Value*    Offering Price

Less than $50,000        1.50%               1.52%          1.35%
$50,000 to $99,999       1.00                1.01           0.90
$100,000 to $499,000     0.75                0.76           0.70
$500,000 to $999,000     0.50                0.50           0.45
$1,000,000 and over      None                None           None

*    Rounded to the nearest one-hundredth percent

Forum may pay a broker-dealers' reallowance to selected broker-dealers purchasing shares as principal or agent, which may include banks, bank affiliates and Processing Organizations.


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


Normally, Forum will reallow discounts to selected broker-dealers in the amounts indicated in the table above. In addition, Forum may elect to reallow the entire sales charge to selected broker-dealers for all sales with respect to which orders are placed with Forum. The broker-dealers' reallowance may be changed from time to time. Forum may make additional payments (out of its own resources) to selected broker-dealers of up to 0.75% of the value of Fund shares purchased at net asset value.

No sales charge is assessed on purchases by: (a) any bank, trust company or other institution acting on behalf of its fiduciary customer accounts or any other account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended) and (b) trustees and officers of the Trust; directors, officers and full-time employees of Forum, of Norwest Corporation or of any of their affiliates; the spouse, direct ancestor or direct descendant (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative. These shares may not be resold except to the Funds and share purchases under clause (b) must be made for investment purposes.

In addition, no sales charge is assessed on purchases (a) by any registered investment adviser with whom Forum has entered into a Share purchase agreement and which is acting on behalf of its fiduciary customer accounts, or (b) of A Shares of a Fund made through the Directed Dividend Option from a fund that charges a front-end sales charge. See "Dividends and Tax Matters."

Reinstatement Privilege. An investor who has redeemed A Shares of a Fund may, within 60 days following the redemption, purchase without a sales charge A Shares in an amount up to the amount of the redemption. Investors who desire to exercise this "Reinstatement Privilege" should contact the Trust for further information.

Investors in Other Fund Families. No sales charge is assessed on purchases of A Shares of a Fund with the proceeds of a redemption at net asset value, within the preceding 60 days, of shares of a mutual fund that does not impose on the redeemed shares at the time of their purchase a sales charge equal to or greater than that applicable to the A Shares of that Fund. Investors should contact the Trust for further information and to obtain the necessary forms.

Reduced Initial Sales Charges. To qualify for a reduced sales charge, an investor or the investor's Processing Organization must notify the Transfer Agent at the time of purchase of the investor's intention to qualify and must provide the Transfer Agent with sufficient information to verify that the purchase qualifies for the reduced sales charge. Reduced sales charges may be modified or terminated at any time and are subject to confirmation of an investor's holdings. Further information about reduced sales charges is contained in the SAI.

Self-Directed 401(k) Programs. Purchases of A Shares of a Fund through self-directed 401(k) programs and other qualified retirement plans offered by Norwest, Forum or their affiliates in accumulated amounts of less than $100,000 are subject to a reduced sales charge applicable to a single purchase of $100,000.


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


Cumulative Quantity Discount (Right of Accumulation). An investor's purchase of additional A Shares of a Fund may qualify for rights of accumulation ("ROA") under which the applicable sales charge will be based on the total of the investor's current purchase and the net asset value (at the end of the previous Fund Business Day) of all A Shares of that Fund held by the investor. For example, if an investor in Stable Income Fund owned A Shares of the Fund worth $500,000 at the then current net asset value and purchased A Shares of that Fund worth an additional $50,000, the sales charge for the $50,000 purchase would be at the 1.75% rate applicable to a $550,000 purchase, rather than at the 3.25% rate applicable to a $50,000 purchase.

In addition, an investor in a Fund that has previously purchased A Shares of any other fund of the Trust that is sold with a sales charge equal to or greater than the sales charge imposed on the A Shares of the Fund ("Eligible Fund") may also qualify for ROA and may aggregate existing investments in A Shares of Eligible Funds with current purchases of A Shares of the Fund to determine the applicable sales charge. In addition, purchases of A Shares of a Fund by an investor and the investor's spouse, direct ancestor or direct descendant may be combined for purposes of ROA.

Statement of Intention. A Shares investors may also obtain reduced sales charges based on cumulative purchases by means of a written Statement of Intention, expressing the investor's intention to invest $50,000 or more in A Shares of a Fund within a period of 13 months. Each purchase of shares under a Statement of Intention will be made at net asset value plus the sales charge applicable at the time of the purchase to a single transaction of the dollar amount indicated in the Statement.

Investors wishing to enter into a Statement of Intention in conjunction with their initial investment in shares of a Fund should complete the appropriate portion to the account application form. Current Fund shareholders can obtain a Statement of Intention form by contacting the Transfer Agent.

Contingent Deferred Sales Charge. A Shares of a Fund on which no initial sales charge was assessed due to the amount purchased in a single transaction or pursuant to the Cumulative Quantity Discount or a Statement of Intention and that are redeemed (including certain redemptions in connection with an exchange) within specified periods after the purchase date of the shares will be subject to contingent deferred sales charges equal to the percentages set forth below of the dollar amount subject to the charge. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed and their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from the reinvestment of dividends and distributions.


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


                    _________ Fund
                                                  Contingent Deferred Sales
                                                  Charge as a % of Dollar
Amount of Purchase            Period Shares Held  Amount Subject to Charge

$1,000,000 to $4,999,999      Less than one year       0.50%
                              One to two years         0.25%
Over $5,000,000               Less than one year       0.25%


No contingent deferred sales charge is charged on redemptions to the same extent as described under "B Shares - Contingent Deferred Sales Charge" below. The contingent deferred sales charge on shares purchased through an exchange from another fund of the Trust is based upon the original purchase date and price of the other fund's shares. For A shareholders with a Statement of Intention that do not purchase $1,000,000 of a Fund's A Shares pursuant to their Statement, no contingent deferred sales charge is imposed. The Statement of Intention provides for a contingent deferred sales charge in certain other cases. Further information about the contingent deferred sales charge is contained in the SAI.


B Shares

Distribution Plan. B Shares are sold at their net asset value per share without the imposition of a sales charge at the time of purchase. With respect to B Shares, each Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act providing for distribution payments, at an annual rate of up to 0.75% of the average daily net assets of the Fund attributable to B Shares (the "distribution services fee"), by each Fund to Forum, to compensate Forum for its distribution activities. The distribution payments due to Forum from each Fund comprise (i) sales commissions at levels set from time to time by the Board ("sales commissions") and (ii) an interest fee calculated by applying the rate of 1% over the prime rate to the outstanding balance of uncovered distribution charges (as described below). The current sales commission rate is 3% and Forum currently expects to pay sales commissions to each broker-dealer at the time of sale of up to 3% of the purchase price of B Shares of each Fund sold by the broker-dealer.

Under the distribution services agreement between Forum and the Trust, Forum will receive, in addition to the distribution services fee, all contingent deferred sales charges due upon redemptions of B Shares. The combined contingent deferred sales charge and distribution services fee on B Shares are intended to finance the distribution of those shares by permitting an investor to purchase shares through broker-dealers without the assessment of an initial sales charge and, at the same time, permitting Forum to compensate broker-dealers in connection with the sales of the shares. Proceeds from the contingent deferred sales charge with respect to a Fund are paid to Forum to defray the expenses related to providing distribution-related services in connection with the sales of B Shares, such as the payment of compensation to broker-dealers selling B Shares. Forum may spend the distribution services fees it receives as it deems appropriate on any activities primarily intended to result in the sale of those shares.

Under the Plan, a Fund will make distribution services fee payments to Forum only for periods during which there are outstanding uncovered distribution charges attributable to that Fund. Uncovered distribution charges are equivalent to all sales commissions previously due (plus interest), less amounts received pursuant to the Plan and all contingent deferred sales charges previously paid to Forum. At _______ __, 1995, there were no unrecovered distribution expenses attributable to B Shares as of the same date.

The amount of distribution services fees and contingent deferred sales charge payments received by Forum with respect to a Fund is not related directly to the amount of expenses incurred by Forum in connection with providing distribution services to the B Shares and may be higher or lower than those expenses. Forum may be considered to have realized a profit under the Plan if, at any time, the aggregate amounts of all distribution services fees and contingent deferred sales charge payments previously made to Forum exceed the total expenses incurred by Forum in distributing B Shares.

Pursuant to the Plan, each Fund has agreed also to pay Forum a maintenance fee in an amount equal to 0.25% of the average daily net assets of the Fund attributable to the B Shares for providing personal services to shareholder accounts. The maintenance fee may be paid by Forum to broker-dealers in an amount not to exceed 0.25% of the value of B Shares held by the customers of the broker-dealers. The distribution services fee and the maintenance fee are each accrued daily and paid monthly and will cause a Fund's B Shares to have a higher expense ratio and to pay lower dividends than A Shares of that Fund. Notwithstanding the discontinuation of distribution services fees with respect to a Fund, the Fund may continue to pay maintenance fees.

A Fund does not accrue future distribution services fees as a liability of the Fund with respect to the B Shares or reduce the Fund's current net assets in respect of distribution services fees which may become payable under the Plan in the future.

In the event that the Plan is terminated or not continued with respect to a Fund, the Fund will continue to pay distribution services fees to Forum (but only with respect to sales that occurred prior to the termination or discontinuance of the Plan) until the earlier of (a) four years after the date of termination or discontinuance or (b) such time as there exist no uncovered distribution charges attributable to that Fund under the Plan. In deciding whether to purchase B Shares of a Fund, investors should consider that payments of distribution services fees could continue until such time as there are no uncovered distribution charges under the Plan attributable to that Fund. In approving the Plan, the Board determined that there was a reasonable likelihood that the Plan would benefit each Fund and its B shareholders.

Periods with a high level of sales of B Shares of a Fund accompanied by a low level of redemptions of those shares that are subject to contingent deferred sales charges will tend to increase uncovered distribution charges. Conversely, periods with a low level of sales of B Shares of a Fund accompanied by a high level of redemptions of those shares that are subject to contingent deferred sales charges will tend to reduce uncovered distribution charges. A high level of sales of B Shares during the first few years of operations, coupled with the limitation on the amount of distribution services fees payable by a Fund with respect to B Shares during any fiscal year, would cause a large portion of the distribution services fees attributable to a sale of the B Shares to be accrued and paid by the Fund to Forum with respect to those shares in fiscal years subsequent to the years in which those shares were sold. The payment delay would in turn result in the incurrence and payment of increased interest fees under the Plan.

Contingent Deferred Sales Charge. B Shares of a Fund which are redeemed within four years of purchase will be subject to contingent deferred sales charges equal to the percentages set forth below of the dollar amount subject to the charge. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years between the payment for the purchase of B Shares of a Fund and their redemption.

The contingent deferred sales charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed and their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from the reinvestment of dividends and distributions.

Contingent Deferred Sales Charge as a % of Dollar Amount Subject to Charge

                    _____________ Fund

Year Since Purchase

First               3.0%
Second              2.0%
Third               2.0%
Fourth              1.0%
Fifth               None
Sixth               None

Redemptions of shares will be effected in the manner that results in the imposition of the lowest deferred sales charge. Redemptions with respect to a shareholder's investment in a Fund will automatically be made first from any A Shares in the Fund, second from B Shares of the Fund acquired pursuant to reinvestment of dividends and distributions, third from B Shares of the Fund held for over four years, and fourth from the longest outstanding B Shares of the Fund held for less than four years.

No contingent deferred sales charge is imposed on (i) redemptions of shares acquired through the reinvestment of dividends and distributions, (ii) involuntary redemptions by a Fund of shareholder accounts with low account balances, (iii) redemptions of shares following the death or disability of a shareholder if the Fund is notified within one year of the shareholder's death or disability and (iv) redemptions to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan. See the SAI for further information.


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Conversion Feature. After six years from the end of the calendar month in which the shareholder's purchase order for B shares was accepted, the Shares will automatically convert to A Shares of that Fund. The conversion will be on the basis of the relative net asset values of the Shares, without the imposition of any sales load, fee or other charge. For purposes of conversion, B Shares of a Fund purchased by a shareholder through the reinvestment of dividends and distributions will be considered to be held in a separate sub-account. Each time any B Shares in the shareholder's account (other than those in the sub-account) convert, an equal pro rata portion of those shares in the sub-account will also convert. The conversion of B Shares to A Shares is subject to the continuing availability of certain opinions of counsel and the conversion of a Fund's B Shares to A Shares may be suspended if such an opinion is no longer available at the time the conversion is to occur. In that event, no further conversions of the Fund's B Shares would occur, and shares might continue to be subject to a distribution services and maintenance fee for an indefinite period.

6.   HOW TO SELL SHARES

General Information

Fund Shares may be sold (redeemed) at their net asset value on any Fund Business Day subject to a contingent deferred sales charge imposed, in the case of A Shares, on some redemptions made within two years of purchase and, in the case of B Shares, on most redemptions made within four years of purchase . There is no minimum period of investment and no restriction on the frequency of redemptions.

Fund shares are redeemed as of the next determination of the Fund's net asset value following acceptance by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). Redeemed shares are not entitled to receive dividends declared after the day the redemption becomes effective.

Normally, redemption proceeds are paid immediately, but in no event later than seven days following acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check to purchase the shares being redeemed has been cleared by the shareholder's bank, which may take up to 15 days. This delay may be avoided by paying for shares through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the shares to a Fund except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings, for any period during which an emergency exists as a result of which disposal by the Fund of its portfolio securities or determination by the Fund of the value of its net assets is not reasonably practicable and for such other periods as the SEC may permit.


Redemption Procedures


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Shareholders who have invested directly in a Fund may redeem their Shares as described below. Shareholders who have invested through a Processing Organization may redeem their shares through the Processing Organization as described above. Shareholders who wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application form. These privileges may not be available until several weeks after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

1. By Mail. Shareholders may redeem shares by sending a written request to the Transfer Agent accompanied by any share certificate that may have been issued to the shareholder to evidence the shares being redeemed. All written requests for redemption must be signed by the shareholder with signature guaranteed, and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed. See "How to Sell Shares - Other Redemption Matters."

2. By Telephone. A shareholder who has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at 800-338-1348 or 612-667-8833 and providing the shareholder's account number, the exact name in which his shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Trust will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds. See "How to Sell Shares - Other Redemption Matters."

3. By Bank Wire. For redemptions of more than $5,000, a shareholder who has elected wire redemption privileges may request a Fund to transmit the redemption proceeds by Federal funds wire to a bank account designated in writing by the shareholder. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day after a redemption request in proper form is received by the Transfer Agent.

Other Redemption Matters

Signature Guarantee. A signature guarantee is required for the following: any endorsement on a share certificate and for instructions to change a shareholder's record name or address, designated bank account for wire redemptions, Automatic Investment or Withdrawal Plan, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account. Signature guarantees may be provided by any bank, broker-dealer, national securities exchange, credit union, savings association or other eligible institution that is authorized to guarantee signatures, and is acceptable to the Transfer Agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

Shareholders who wish to accomplish redemptions or exchanges by telephone must elect those privileges. The Trust will employ reasonable procedures in order to verify that telephone requests are genuine, including recording telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Trust did not employ such procedures, it


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


could be liable for losses arising from unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach the Transfer Agent by telephone, requests may be mailed or hand-delivered to the Transfer Agent.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account whose aggregate net asset value is less than $1,000 immediately following any redemption.

7.   OTHER SHAREHOLDER SERVICES

Exchanges

Shareholders of A Shares and B Shares may exchange their shares for A Shares and B Shares, respectively, of the other funds of the Trust that offer those shares. As of the date of this Prospectus, the funds of the Trust that offer A Shares and B Shares, which are offered through separate prospectuses, are ________________. It is anticipated that the Trust may in the future create additional funds that will offer Shares which will be exchangeable with the Funds' Shares. In addition, A Shares may be exchanged for Investor Shares of Ready Cash Investment Fund and Municipal Money Market Fund of the Trust. B Shares may be exchanged for Exchange Shares of Ready Cash Investment Fund. Prospectuses for the shares of the funds listed above, as well as a current list of the funds of the Trust that offer shares exchangeable with the Shares of the Funds, can be obtained through Forum by contacting the Transfer Agent.

The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make. The Funds reserve the right, however, to limit excessive exchanges by any shareholder. Exchanges are subject to the fees (other than contingent deferred sales charges) charged by, and the limitations (including minimum investment restrictions) of, the fund into which a shareholder is exchanging.

Exchanges may only be made between identically registered accounts or to open a new account. A new account application is required to open a new account through an exchange if the new account will not have an identical registration and the same shareholder privileges as the account from which the exchange is being made. Shareholders may only exchange into a fund if that fund's shares may legally be sold in the shareholder's state of residence.

The Funds and Federal tax law treat an exchange as a redemption and a purchase. Accordingly, a shareholder may realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in the shares at the time of the exchange transaction. Exchange procedures may be amended materially or terminated by the Trust at any time upon 60 days' notice to shareholders. See "Additional Purchase and Redemption Information" in the SAI.


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Sales Charges. The exchange of A Shares may result in additional sales charges.
If an exchange of A Shares is made into a fund that imposes an initial sales charge, the shareholder is required to pay an amount equal to any excess of that fund's initial sales charge attributable to the number of shares being acquired in the exchange over any initial sales charge paid by the shareholder for the shares being exchanged. For example, if a shareholder paid a 2% initial sales charge in connection with a purchase of shares and then exchanged those shares into A Shares of another fund with a 3% initial sales charge, the shareholder would pay an additional 1% sales charge on the exchange. A Shares acquired through the reinvestment of dividends or distributions are deemed to have been acquired with a sales charge rate equal to that applicable to the shares on which the dividends or distributions were paid.

Shares of a Fund ("Original Shares") may be exchanged without the payment of any contingent deferred sales charge. A and B Shares acquired as a result of such exchange ("New Shares") and subsequently redeemed will nonetheless be subject to the contingent deferred sales charge applicable to the Original Shares as if those shares were being redeemed at that time. For purposes of computing both the contingent deferred sales charge payable upon redemption of the New Shares and, in the case of B Shares, the time remaining before the New B Shares convert to A Shares of that Fund, the deferred sales charge and the time remaining applicable to the Original Shares will apply to the New Shares rather than the deferred sales charge and time remaining that would otherwise apply. The deferred sales charge and time remaining applicable to Shares first purchased by a shareholder will apply to New Shares resulting from both an initial and any subsequent exchanges.

1. Exchanges By Mail. Exchanges may be made by sending a written request to the Transfer Agent accompanied by any share certificates for the shares to be exchanged. All written requests for exchanges must be signed by the shareholder, and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed. See "How to Sell Shares - Other Redemption Matters."

2. Exchanges By Telephone. A shareholder who has elected telephone exchange privileges may make a telephone exchange request by calling the Transfer Agent at 800-338-1348 or 612-667-8833 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. See "How to Sell Shares - Other Redemption Matters."

Automatic Investment Plan

Under the Funds' Automatic Investment Plan, shareholders may authorize monthly amounts of $50 or more to be withdrawn automatically from the shareholder's designated bank account (other than passbook savings) and sent to the Transfer Agent for investment in either A or B Shares of a Fund. Shareholders wishing to use this plan must complete an application which may be obtained by writing or calling the Transfer Agent. The Trust may modify or terminate the automatic investment plan with respect to any shareholder in the event that the Trust is unable to settle any transaction with the shareholder's bank. If the Automatic Investment Plan is terminated before the shareholder's account totals $1,000, the Trust reserves the right to close the account in accordance with the procedures described under "How to Sell Shares - Other Redemption Matters."


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


Individual Retirement Accounts

The Funds may be a suitable investment vehicle for part or all of the assets held in individual retirement accounts ("IRAs"). An IRA account application form may be obtained by contacting the Trust at 800-338-1348 or 612-667-8833. Individuals may make tax-deductible IRA contributions of up to a maximum of $2,000 annually. However, the deduction will be reduced if the individual or, in the case of a married individual filing jointly, either the individual or the individual's spouse is an active participant in an employer-sponsored retirement plan and has adjusted gross income above certain levels.

Automatic Withdrawal Plan

A shareholder whose Shares in a single account total $1,000 or more may establish a withdrawal plan to provide for the preauthorized payment from the shareholder's account of $250 or more on a monthly, quarterly, semi-annual or annual basis. Under the withdrawal plan, sufficient shares in the shareholder's account are redeemed to provide the amount of the periodic payment and any taxable gain or loss is recognized by the shareholder upon redemption of the shares. Shareholders wishing to utilize the withdrawal plan may do so by completing an application which may be obtained by writing or calling the Transfer Agent. The Trust may suspend a shareholder's withdrawal plan without notice if the account contains insufficient funds to effect a withdrawal or if the account balance is less than $1,000 at any time.

Reopening Accounts

A shareholder may reopen an account, without filing a new account application form, at any time within one year after the shareholder's account is closed, provided that the information on the account application form on file with the Trust is still applicable.

8.   DIVIDENDS AND TAX MATTERS

Dividends

Dividends of the Funds' net investment income are declared and paid monthly. Distributions of net capital gain, if any, realized by a Fund are distributed annually. Dividends paid by a Fund with respect to each class of shares of the Fund will be calculated in the same manner at the same time on the same day. The per share dividends on a Fund's B Shares will be lower than the per share dividends on A Shares as a result of the distribution services fees and maintenance fees applicable to B Shares.

Shareholders may choose to have dividends and distributions of a Fund reinvested in shares of that Fund (the "Reinvestment Option"), to receive dividends and distributions in cash (the "Cash Option") or to direct dividends and distributions to be reinvested in shares of another fund of the Trust (the "Directed Dividend Option"). All dividends and distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of a fund.


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


Under the Reinvestment Option, all dividends and distributions of a Fund are automatically invested in additional shares of that Fund. All dividends and distributions are reinvested at a Fund's net asset value as of the payment date of the dividend or distribution. Shareholders are assigned this option unless one of the other two options is selected. Under the Cash Option, all dividends and distributions are paid to the shareholder in cash. Under the Directed Dividend Option, shareholders of a Fund whose shares in a single account of that Fund total $10,000 or more may elect to have all dividends and distributions reinvested in shares of another fund of the Trust, provided that those shares are eligible for sale in the shareholder's state of residence. For further information concerning the Directed Dividend Option, shareholders should contact the Transfer Agent.

Taxes

Each Fund intends to continue to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). As such, the Funds will not be liable for Federal income and excise taxes on the net investment income and capital gain distributed to their shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, each Fund should thereby avoid all Federal income and excise taxes.

Dividends paid by a Fund out of its net investment income (including realized net short-term capital gain) are taxable to shareholders of the Fund as ordinary income notwithstanding that the dividends are reinvested in additional shares of the Fund.

Distributions of net long-term capital gain, if any, realized by a Fund are taxable to shareholders of the Fund as long-term capital gain, regardless of the length of time the shareholder may have held shares in the Fund at the time of distribution. If a shareholder holds shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of the shares during that six-month period would be a long-term capital loss to the extent of the distribution. Any distribution of capital gain received by a shareholder on shares of a Fund will have the effect of reducing the net asset value of the shares by the amount of the distribution. Furthermore, a distribution made shortly after the purchase of shares by a shareholder, although in affect a return of capital to that particular shareholder, would be taxable to the shareholder as described above.

Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to a shareholder who fails to provide the Fund with a correct taxpayer identification number or to make required certifications, or who is subject to backup withholding.

Reports containing appropriate information with respect to the Federal income tax status of dividends and distributions paid during the year by each Fund will be mailed to shareholders shortly after the close of each year.


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


Tax-Deferred Accounts. Dividends or distributions of net long-term capital gain, if any, paid with respect to the shares of a Fund held by a tax-deferred account will not be taxable to that account. Currently, distributions from such accounts will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the account.

9.   OTHER INFORMATION

Banking Law Matters

Federal banking laws and regulations generally permit a bank or bank affiliate to act as investment adviser, transfer agent, and custodian to an investment company and to purchase shares of the investment company as agent for and upon the order of a customer and, in connection therewith, to retain a sales charge or similar payment. Counsel to the Trust believes that Norwest and any other bank or bank affiliate that may serve as a Processing Organization or perform sub-transfer agent or similar services or purchase shares as agent for its customers may perform the services described in this Prospectus for the Trust and its shareholders without violating applicable Federal banking laws or regulations.

Federal or state statutes or regulations and judicial or administrative decisions or interpretations relating to the activities of banks and their affiliates, however, could prevent a bank or bank affiliate from continuing to perform all or a part of the activities contemplated by this Prospectus. If a bank or bank affiliate were prohibited from so acting, changes in the operation of the Trust could occur and a shareholder serviced by a bank or bank affiliate may no longer be able to avail itself of those services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

Determination of Net Asset Value

The Trust determines the net asset value per share of each Fund as of 4:00 P.M., Eastern time, on each Fund Business Day by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. Securities owned by a Fund for which market quotations are readily available are valued at current market value or, in their absence, at fair value as determined by the Board. The Trust does not determine net asset value on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

Securities owned by a Fund for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued at fair value as determined by the Board in accordance with procedures adopted by the Board.

The per share net asset values of each class of shares of a Fund are expected to be substantially the same. Under certain circumstances, however, the per share net asset value of each class may vary.

Performance Information


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


A Fund's performance may be quoted in advertising in terms of yield or total return. All performance information is based on historical results and is not intended to indicate future performance. A Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield, a Fund takes the interest income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Funds' returns, shareholders should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gain or loss. Published yield quotations are, and total return figures may be, based on amounts actually invested in a Fund net of sales loads that may be paid by an investor. A computation of yield or total return that does not take into account the sales load paid by an investor will be higher than a computation based on the public offering price of shares purchased that take into account payment of the sales load.

The Funds' advertisements may reference ratings and rankings among similar mutual funds by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc. and IBC/Donoghue, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in the Funds' advertisements, sales literature or reports to shareholders may contain performance ratings. This material is not to be considered representative or indicative of future performance. All performance information for a Fund is calculated on a class basis.

The Trust and Its Shares

The Trust was originally organized under the name "Prime Value Funds, Inc." as a Maryland corporation on August 29, 1986, and on July 30, 1993, was reorganized as a Delaware business trust. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Funds) and may divide portfolios or series into classes of shares (such as A and B Shares), and the costs of doing so will be borne by the Trust. Currently the authorized shares of the Trust are divided into thirty-one separate series.

Other Classes of Shares. In addition to the Shares, each Fund may create and issue shares of other classes of securities. Each Fund currently offers three classes of shares: A Shares; B Shares; and I Shares. I Shares are offered to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates without any sales charges or distribution service or maintenance fees. Each class of a Fund may have a different expense ratio and different sales charges (including distribution fees) and each class' performance will be affected by its expenses


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


and sales charges. For more information on any other class of shares of the Funds investors may contact the Transfer Agent at 612-667-8833 or 800-338-1348. Investors may also contact their Norwest sales representative or the Funds' distributor to obtain information about the other classes. Sales personnel of broker-dealers and other financial institutions selling the Fund's shares may receive differing compensation for selling A, B and I Shares of the Funds.

Shareholder Voting and Other Rights. Each share of each fund of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

From time to time, certain shareholders may own a large percentage of the Shares of a Fund. Accordingly, these shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                             NORWEST ADVANTAGE FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 1995





COMPONENT EQUITY FUNDS

DIVERSIFIED EQUITY FUND
GROWTH EQUITY FUND

EQUITY FUNDS

LARGE COMPANY GROWTH FUND
SMALL COMPANY GROWTH FUND
INTERNATIONAL FUND
     INTERNATIONAL PORTFOLIO
INCOME EQUITY FUND
INDEX FUND


BALANCED FUNDS

CONSERVATIVE BALANCED FUND
MODERATE BALANCED FUND
GROWTH BALANCED FUND

FIXED INCOME FUNDS

INTERMEDIATE U.S. GOVERNMENT FUND
MANAGED FIXED INCOME FUND
STABLE INCOME FUND


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

                             NORWEST ADVANTAGE FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 1995




This Statement of Additional Information ("SAI") supplements the Prospectus offering I Shares (the "Shares") of Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund, International Fund, Income Equity Fund, Index Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Intermediate U.S. Government Fund, Managed Fixed Income Fund and Stable Income Fund (each a "Fund" and collectively the "Funds"). Each Fund is a diversified series of Norwest Advantage Funds, a registered open-end, management investment company (the "Trust"). International Fund currently invests all of its investable assets in the International Portfolio of Core Trust (Delaware) ("International Portfolio"), a registered open-end, management investment company. This SAI should be read only in conjunction with the Funds' Prospectus, copies of which may be obtained without charge.



                                TABLE OF CONTENTS
                                                            Page
                                                            ----

     1.   Norwest Advantage Funds . . . . . . . . . . . .
     2.   Investment Policies . . . . . . . . . . . . . .
     3.   Investment Limitations. . . . . . . . . . . . .
     4.   Performance Data and Advertising. . . . . . . .
     5.   Management. . . . . . . . . . . . . . . . . . .
     6.   Other Information . . . . . . . . . . . . . . .

     Appendix A - Description of Securities Ratings . . .   A-1




THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.


THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED BY AN INVESTOR WITHOUT CHARGE BY CONTACTING THE TRUST'S DISTRIBUTOR, FORUM FINANCIAL SERVICES, INC., 61 BROADWAY, NEW YORK, NEW YORK 10006.


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


                           1.  NORWEST ADVANTAGE FUNDS


DEFINITIONS


The Trust was originally organized under the name Prime Value Funds, Inc. as a Maryland corporation on August 29, 1986. On July 30, 1993, pursuant to a shareholder vote, the Trust was reorganized as a Delaware business trust. On October 1, 1995, the Trust's name was changed from "Norwest Funds." As used in this SAI, the following terms shall have the meanings listed:


     "Adviser" shall mean each Fund's investment adviser, Norwest Investment Management, a part of Norwest. "Advisers" shall mean, collectively, the Adviser and Schroder.

     "Board" shall mean the Board of Trustees of the Trust.

     "CFTC" shall mean the U.S. Commodities Futures Trading Commission.

     "Core Trust" shall mean Core Trust (Delaware), an open-end, management investment company registered under the 1940 Act.

     "Forum" shall mean Forum Financial Services, Inc., the Trust's administrator and distributor of the Trust's shares.

     "FFC" shall mean Forum Financial Corp., the Trust's fund accountant.

     "Fund" shall mean each of the thirteen separate portfolios of the Trust to which this Statement of Additional Information relates as identified on the cover page.

     "Norwest" shall mean Norwest Bank Minnesota, N.A., a subsidiary of Norwest Corporation.

     "NRSRO" shall mean a nationally recognized statistical rating organization.

     "Portfolio" shall mean International Portfolio, International Portfolio II, Small Company Portfolio and Index Portfolio, four separate portfolios of Core Trust.

     "Schroder" shall mean Schroder Capital Management Inc., the investment subadviser to Diversified Equity Fund, Growth Equity Fund, International Fund, Conservative Balanced Fund, Moderate Balanced Fund and Growth Balanced Fund.

     "SEC" shall mean the U.S. Securities and Exchange Commission.

     "Transfer Agent" shall mean Norwest acting in its capacity as transfer and dividend disbursing agent of the Trust.


     "Trust" shall mean Norwest Advantage Funds, an open-end management investment company registered under the 1940 Act.


     "U.S. Government Securities" shall mean obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

     "1940 Act" shall mean the Investment Company Act of 1940, as amended.


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                             2.  INVESTMENT POLICIES

The following discussion is intended to supplement the disclosure in the Prospectus concerning the Funds' investments, investment techniques and strategies and the risks associated therewith. No Fund may make any investment or employ any investment technique or strategy not referenced in the Prospectus as relates to that Fund. For example, while the SAI describes "swap" transactions below, only those Funds whose investment policies, as described in the Prospectus, allow the Fund to invest in swap transactions may do so. Reference to the investment policies and investment limitations of International Fund also pertain to the International Portfolio, in which that Fund currently invests all of its assets.

RATINGS AS INVESTMENT CRITERIA

Moody's Investors Service, Inc., Standard & Poor's Corporation and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. However, ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the investment adviser or investment subadviser of the Fund will determine whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

CONVERTIBLE SECURITIES

A Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Although no securities investment is without some risk, investment in convertible securities generally entails less risk than in the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by a comparison of its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.


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A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

EQUITY-LINKED SECURITIES

Equity-linked securities are securities that are convertible into or based upon the value of, equity securities upon certain terms and conditions. The following are three examples of equity-linked securities. A fund may invest in the securities described below or other similar equity-linked securities.


Preferred Equity Redemption Cumulative Stock ("PERCS") technically are preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS' duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, a Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock. Funds that seek current income find PERCS attractive because a PERCS provides a higher dividend income than that paid with respect to a company's common stock.


Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Investment Fund may be compensated with the higher yield, contingent on how well the underlying common stock does. Funds that seek current income find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock.


Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, a Fund will not receive any interest payments until the notes mature, typically in 15 or 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYON. Commonly, LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors when it appears that they will increase in value due to the rise in value of the underlying common stock.


WARRANTS

Warrants are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price


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equals or exceeds the market value of such security, the warrants will have little or no market value. If a warrant is not exercised within the specified time period, it will become worthless and the Fund will lose the purchase price paid for the warrant and the right to purchase the underlying security. The Fund may not invest more than 2% of its net assets in warrants not traded on the American or New York Stock Exchange.

MORTGAGE BACKED AND ASSET BACKED SECURITIES

TYPES OF CREDIT ENHANCEMENT

To lessen the effect of failures by obligors on Mortgage Assets (as defined in the Prospectus) to make payments, mortgage-backed securities may contain elements of credit enhancement. Credit enhancement falls into two categories:
(1) liquidity protection; and (2) protection against losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting after default and liquidation ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of security.

Examples of credit enhancement arising out of the structure of the transaction include (i) "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), (ii) creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and (iii) "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that covered by credit enhancement protection could adversely affect the return on an investment in such a security.


OTHER GOVERNMENTAL RELATED MORTGAGE-BACKED SECURITIES


The Resolution Trust Corporation ("RTC"), which was organized by the U.S. Government in connection with the savings and loan crisis, holds assets of failed savings associations as either a conservator or receiver for such associations, or it acquires such assets in its corporate capacity. These assets include, among other things, single family and multi-family mortgage loans, as well as commercial mortgage loans. In order to dispose of such assets in an orderly manner, RTC has established a vehicle registered with the SEC through which it sells mortgage-backed securities. RTC mortgage-backed securities represent pro rata interests in pools of mortgage loans that RTC holds or has acquired, as described above, and are supported by one or more of the types of private credit enhancements used by Private Mortgage Lenders.

It is anticipated that in the future the Federal Deposit Insurance Corporation (which also holds mortgage loans as a conservator or receiver of insolvent banks or in its corporate capacity) or other governmental agencies or instrumentalities may establish vehicles for the issuance of mortgage-backed securities that are similar in structure and in types of credit enhancements to RTC securities.


ASSET-BACKED SECURITIES


A Fund may invest in asset-backed securities, which have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities are securities that represent direct or indirect participations in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and


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receivables from revolving credit (credit card) agreements.  Such assets are securitized through the use of trusts and special purpose corporations.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution.


Asset-backed securities present certain risks that are not presented by mortgage-backed debt securities or other securities in which a Fund may invest. Primarily, these securities do not always have the benefit of a security interest in comparable collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.


INTEREST-ONLY AND PRINCIPAL-ONLY SECURITIES

Some tranches of mortgage-backed securities, including CMOs, are structured so that investors receive only principal payments generated by the underlying collateral. Principal only ("POs") securities usually sell at a deep discount from face value on the assumption that the purchaser will ultimately receive the entire face value through scheduled payments and prepayments; however, the market values of POs are extremely sensitive to prepayment rates, which, in turn, vary with interest rate changes. If interest rates are falling and prepayments accelerate, the value of the PO will increase. On the other hand, if rates rise and prepayments slow, the value of the PO will drop.

Interest only ("IOs") securities result from the creation of POs; thus, CMOs with PO tranches also have IO tranches. IO securities sell at a deep discount to their "notional" principal amount, namely the principal balance used to calculate the amount of interest due. They have no face or par value and, as the notional principal amortizes and prepays, the IO cash-flow declines.


Unlike POs, IOs increase in value when interest rates rise and prepayment rates slow; consequently they are often used to "hedge" portfolios against interest rate risk. If prepayment rates are high, a Fund may receive less cash back than it initially invested.


VARIABLE AND FLOATING RATE SECURITIES


The securities in which the Funds invest (including mortgage-backed securities) may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to maintain a stable net asset value. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities purchased by a Fund may be tied to Treasury or other government securities or indices on those securities as well as any other rate of interest or index. Certain variable rate securities (including mortgage-backed securities) pay interest at a rate that that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For instance, upon reset the interest rate payable on a security may go down when the underlying index has risen. During times when short-term interest rates are relatively low as compared to long-term interest rates a Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have


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an interest rate mechanism that multiplies the effects of changes in the underlying index. This form of leverage may have the effect of increasing the volatility of the security's market value while increasing the security's, and thus the Fund's, yield.


There may not be an active secondary market for any particular floating or variable rate instrument (particularly inverse floaters) which could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its repayment obligation during periods that the Fund is not entitled to exercise any demand rights it may have. A Fund could, for this or other reasons, suffer a loss with respect to an instrument. The Adviser monitors the liquidity of the Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

INTEREST RATE PROTECTION TRANSACTIONS

Certain Funds may enter into interest rate protection transactions, including interest rate swaps, caps, collars and floors. Interest rate swap transactions involve an agreement between two parties to exchange interest payment streams that are based, for example, on variable and fixed rates that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which the payments are made when a designated market interest rate either goes above a designated ceiling or goes below a designated floor on predetermined dates or during a specified time period.

A Fund expects to enter into interest rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Funds intend to use these transactions as a hedge and not as a speculative investment.

A Fund may enter into interest rate protection transactions on an asset-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these interest rate protection transactions are entered into for good faith hedging purposes, and inasmuch as segregated accounts will be established with respect to such transactions, the Funds believe such obligations do not constitute senior securities. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash, U.S. Government Securities or other liquid high grade debt obligations having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940 Act. The Funds also will establish and maintain such segregated accounts with respect to its total obligations under any interest rate swaps that are not entered into on a net basis and with respect to any interest rate caps, collars and floors that are written by the Fund.


A Fund will enter into interest rate protection transactions only with banks and other institutions believed by the investment adviser to the Fund to present minimal credit risks. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.


The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, collars and floors are more recent innovations for which documentation is less standardized and, accordingly, they are less liquid than swaps.

FOREIGN CURRENCY TRANSACTIONS

Investments in foreign companies will usually involve the currencies of foreign countries. In addition, a Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of certain investment programs. Accordingly, the value of the assets of a Fund, as measured in United States dollars, may be affected by changes in foreign currency exchange rates and exchange control regulations. In addition, the Fund may incur costs in connection


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with conversions between various currencies.  A Fund may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or by entering into foreign currency forward contracts ("forward contracts") to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers and involve the risk that the other party to the contract may fail to deliver currency when due, which could result in losses to the Fund. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Foreign exchange dealers realize a profit based on the difference between the price at which they buy and sell various currencies.

A Fund may enter into forward contracts under two circumstances. First, with respect to specific transactions, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, a Fund may enter into forward currency contracts in connection with existing portfolio positions. For example, when an investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk of inaccurate predictions of currency price movements, which may cause the Fund to incur losses on these contracts and transaction costs. The investment advisers do not intend to enter into forward contracts on a regular or continuous basis, and will not do so if, as a result, a Fund will have more than 25 percent of the value of its total assets committed to such contracts or the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

At or before the settlement of a forward currency contract, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain the currency through the conversion of assets of the Fund into the currency.
The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract. If the Fund engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been a change in forward contract prices. Additionally, although forward contracts may tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global, around-the-clock market.


When required by applicable regulatory guidelines, a Fund will set aside cash, U.S. Government Securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.


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HEDGING AND OPTION INCOME STRATEGIES


Certain Funds may engage in certain options strategies in order to enhance the Fund's income and may engage in certain options and futures strategies to attempt to hedge the Fund's portfolio. The instruments in which the Funds may invest include (i) options on fixed income securities, fixed income securities indexes and foreign currencies, (ii) index, interest rate and foreign currency futures contracts ("futures contracts"), and (iii) options on futures contracts. Use of these instruments is subject to regulation by the SEC, the several options and futures exchanges upon which options and futures are traded, and the CFTC.


The various strategies referred to herein and in the Prospectus are intended to illustrate the type of strategies that are available to, and may be used by, an investment adviser in managing a Fund's portfolio. No assurance can be given, however, that any strategies will succeed.

The Funds will not use leverage in their option income and hedging strategies. In the case of transactions entered into as a hedge, a Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. A Fund will not enter into a hedging strategy that exposes the Fund to an obligation to another party unless it owns either (1) an offsetting ("covered") position or (2) cash, U.S. Government Securities or other liquid, high-grade debt securities with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, the Fund will set aside cash, U.S. Government Securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging or option income strategy is outstanding, unless they are replaced with similar assets.
As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES

A Fund may purchase put and call options written by others and write (sell) put and call options covering specified securities, stock index-related amounts or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency or security. A Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if an investment adviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the securities or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, a Fund receives a premium from the purchaser of the option. Upon purchasing an option the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities index, the relationship of the exercise price to the market price, the historical price volatility of the underlying securities index, the option period, supply and demand and interest rates.

A Fund may purchase call options on debt securities that an investment adviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Fund may similarly purchase put options in order to hedge against a decline in


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market value of securities held in its portfolio.  The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

An investment adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

A Fund may purchase and write put and call options on fixed income security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities which are being hedged. Index options are settled exclusively in cash.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS

A Fund may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase. Options on foreign currencies are affected by the factors discussed in "Options Strategies" above and "Foreign Currency Forward Transactions" which influence foreign exchange sales and investments generally.

The value of foreign currency options is dependent upon the value of the foreign currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

To the extent that the U.S. options markets are closed while the market for the underlying currencies remains open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING

A Fund may effectively terminate its right or obligation under an option contract by entering into a closing transaction. For instance, if the Fund wished to terminate its potential obligation to sell securities or currencies under a call option it had written, a call option of the same type would be purchased by the Fund. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. In addition:

     (1) The successful use of options depends upon the investment adviser's ability to forecast the direction of price fluctuations in the underlying securities or currency markets, or in the case of an index option, fluctuations in the market sector represented by the index.

     (2) Options normally have expiration dates of up to nine months. Options that expire unexercised have no value. Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

     (3) A position in an exchange-listed option may be closed out only on an exchange which provides a market for identical options. Most exchange-listed options relate to equity securities. Exchange markets for options on foreign currencies are relatively new and the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Closing transactions may be effected


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     with respect to options traded in the over-the-counter markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There is no assurance that a liquid secondary market will exist for any particular option at any specific time. If it is not possible to effect a closing transaction, a Fund would have to exercise the option which it purchased in order to realize any profit. The inability to effect a closing transaction on an option written by a Fund may result in material losses to the Fund.

     (4) A Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs.


FUTURES STRATEGIES. A futures contract is a bilateral agreement wherein one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security or the currency as called for in the contract at a specified future date and at a specified price. For futures contracts with respect to an index, delivery is of an amount of cash equal to a specified dollar amount times the difference between the index value at the time of the contract and the close of trading of the contract.


A Fund may sell interest rate futures contracts in order to continue to receive the income from a fixed income security, while endeavoring to avoid part of or all of a decline in the market value of that security which would accompany an increase in interest rates.

A Fund may purchase index futures contracts for several reasons: to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transactions costs, or to seek higher investment returns when a futures contract is priced more attractively than securities in the index.


A Fund may purchase call options on a futures contract as a means of obtaining temporary exposure to market appreciation at limited risk. This strategy is analogous to the purchase of a call option on an individual security, in that it can be used as a temporary substitute for a position in the security itself.


A Fund may sell foreign currency futures contracts to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar. In addition, a Fund may sell foreign currency futures contracts when the Adviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market values of the Fund's foreign securities holdings. A Fund may purchase a foreign currency futures contract to hedge against an anticipated foreign exchange rate increase pending completion of anticipated transactions. Such a purchase would serve as a temporary measure to protect the Fund against such increase. A Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. A Fund may write call options on foreign currency futures contracts as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into futures contracts, rather, a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or U.S. Government Securities generally equal to 5% or less of the contract value. This amount is known as initial margin. Subsequent payments, called variation margin, to and from the broker, would be made on a daily basis as the value of the futures position varies. When writing a call on a futures contract, variation margin must be deposited in accordance with applicable exchange rules. The initial margin in futures transactions is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Holders and writers of futures and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, a futures contract or related option with the same terms as the position held or written. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts.

Under certain circumstances, futures exchanges may establish daily limits in the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Prices could move to


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

the daily limit for several consecutive trading days with little or no trading
and thereby prevent prompt liquidation of positions.   In such event, it may not
be possible for a Fund to close a position, and in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin. In addition:

     (1) Successful use by a Fund of futures contracts and related options will depend upon the Adviser's ability to predict movements in the direction of the overall securities and currency markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current level of the underlying instrument but to the anticipated levels at some point in the future; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself.

     (2) The price of futures contracts may not correlate perfectly with movement in the price of the hedged securities or currencies due to price distortions in the futures market or otherwise. There may be several reasons unrelated to the value of the underlying securities or currencies which causes this situation to occur. As a result, a correct forecast of general market trends may still not result in successful hedging through the use of futures contracts over the short term.

     (3) There is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

     (4) Like other options, options on futures contracts have a limited life. A Fund will not trade options on futures contracts on any exchange or board of trade unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are not greater than the risks in connection with futures transactions.

     (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs is all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements.

     (6) A Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions.

     (7) Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. In addition, settlement of foreign currency futures contracts must occur within the country issuing that currency. Thus, a Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and the Fund may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

COMMODITY FUTURES CONTRACTS AND COMMODITY OPTIONS

A Fund may invest in certain financial futures contracts and options contracts in accordance with the policies described in the Prospectus and above. A Fund will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of Section
4.5 of the rules of the CFTC. Under that section the Fund would be permitted to purchase such futures or options contracts only for bona fide hedging purposes within the meaning of the rules of the CFTC; provided, however that in addition, with respect to positions in commodity futures and option contracts not for bona fide hedging purposes the Fund represents that the aggregate initial margin and premiums required to establish these positions (subject to certain exclusions) will not exceed 5% of the liquidation value of the Fund's assets after taking into account unrealized profits and losses on any such contract the Fund has entered into.


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GUARANTEED INVESTMENT CONTRACTS

A Fund may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the deposit fund on a monthly basis guaranteed interest at a rate based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and these charges will be deducted from the value of the deposit fund. A Fund will purchase a GIC only when the Adviser has determined that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by an NRSRO having the characteristics described above. Because a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, a GIC may be considered an illiquid investment. The term of a GIC will be one year or less. In determining the average weighted portfolio maturity of a Fund, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies. The use of reverse repurchase agreement proceeds to make investments may be considered to be a speculative technique.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Funds may purchase securities on a when-issued or delayed delivery basis.
In those cases, the purchase price and the interest rate payable on the securities are fixed on the transaction date and delivery and payment may take place a month or more after the date of the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

A Fund will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund will maintain with its custodian a separate account with portfolio securities in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of the securities held in the separate account or from other available sources of cash. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.

DOMESTIC AND FOREIGN BANK OBLIGATIONS

A Fund may invest in fixed-time deposits, which are payable at their stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation and could reduce the Fund's yield. Although fixed-time deposits do not in all cases have a secondary market, there are no contractual restrictions on the Fund's right to transfer a beneficial interest in the deposits to third parties.

Investments that a Fund may make in securities of foreign branches of domestic banks and domestic and foreign branches of foreign banks may involve certain risks, including future political and economic developments, the possible


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

imposition of foreign withholding taxes on interest income payable on such securities, the possible seizure or nationalization of foreign deposits, differences from domestic banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign governmental laws or restrictions applicable to the payment of certificates of deposit or time deposits which might affect adversely the payment of principal and interest on such securities held by the Fund.

ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, purchased over-the-counter (OTC) options and repurchase agreements maturing in more than seven days.

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the investment adviser of each Fund, pursuant to guidelines approved by the Board. The investment adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The investment adviser monitors the liquidity of the securities in each Fund's portfolio and reports periodically on such decisions to the Board.

TEMPORARY DEFENSIVE POSITION

When a Fund assumes a temporary defensive position, it may invest in (i) short-term U.S. Government Securities, (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and that are insured by the Federal Deposit Insurance Corporation, (iii) commercial paper of prime quality rated Prime-2 or higher by Moody's or A-2 or higher by S&P or, if not rated, determined by the Adviser to be of comparable quality, (iv) repurchase agreements covering any of the securities in which the Fund may invest directly and (v) money market mutual funds.


The Funds may invest in the securities of other investment companies within the limits prescribed by the 1940 Act. Under normal circumstances, each Fund intends to invest less than 5% of the value of its net assets in the securities of other investment companies. In addition to the Fund's expenses (including the various fees), as a shareholder in another investment company, a Fund would bear its pro rata portion of the other investment company's expenses (including fees).


                           3.  INVESTMENT LIMITATIONS

Except as required by the 1940 Act, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations which are fundamental policies of the Fund and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities (as defined in the Prospectus). A Fund may not:


     (1) Diversification: With respect to 75 percent of its assets, the Fund may not purchase a security other than a U.S. Government Security if, as a result, more than five percent of the Fund's total assets would be invested in the securities of a single issuer or the Fund would own more than ten percent of the outstanding


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

     voting securities of any single issuer; provided, however, that each Fund may invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.



     (2) Concentration: The Fund may not purchase securities if, immediately after the purchase, more than 25 percent of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities, repurchase agreements covering U.S. Government Securities, foreign government securities, mortgage related or housing-related securities, municipal securities, and issuers domiciled in a single country; that financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); that utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone); that will each invest more than 25 percent of the value of the Fund's total assets in obligations of domestic and foreign financial institutions and their holding companies; and that each Fund may invest all of a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.


     (3) Borrowing: Each Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests; but not in excess of 33 1/3 percent of the value of the Fund's total assets (as computed immediately after the borrowing).

     (4) Issuance of Senior Securities: The Fund may not issue senior securities except to the extent permitted by the 1940 Act.

     (5) Underwriting Activities: The Fund may not underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

     (6) Making Loans: The Fund may not make loans, except the Funds may enter into repurchase agreements, purchase debt securities that are otherwise permitted investments and lend portfolio securities.

     (7) Purchases and Sales of Real Estate: The Fund may not purchase or sell real estate, any interest therein or real estate limited partnership interests, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

     (8) Purchases and Sales of Commodities: The Fund may not purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities, provided that currencies and currency-related contracts and contracts on indices are not deemed to be physical commodities.

NONFUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations which are not fundamental policies of the Fund and may be changed by the Board.

     (1) Borrowing: Borrowing for other than temporary or emergency purposes or meeting redemption requests is limited to five percent of the value of each Funds total assets except in the case of Intermediate U.S. Government Fund, and Managed Fixed Income Fund. Where a Fund establishes a segregated account to limit the amount of leveraging of the Fund with respect to certain investment techniques, the Fund does not treat those techniques as involving borrowings fro purposes of this limitation.

     (2) Illiquid Securities: No Fund may acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than (i) fifteen percent of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable, including securities that are not readily marketable by virtue of restrictions on the sale of such securities to the public without registration under the Securities Act of 1933 ("Restricted Securities") or
     (ii) ten percent of the Fund's total assets would be invested in Restricted Securities.

     (3) Other Investment Companies: The Fund may not invest in securities of another investment company, except to the extent permitted by the 1940 Act.

     (4) Margin and Short Sales: Except for Intermediate U.S. Government Fund, a Fund may not purchase securities on margin or make short sales of securities (except short sales against the box) except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities. A Fund may make margin deposits in connection with permitted transactions in options and futures contracts. A Fund may not enter short sales if, as a result, more that 25% of the value of the Fund's total assets would be so invested, or such a position would represent more than 2% of the outstanding voting securities of any single issuer or class of an issuer.

     (5) Unseasoned Issuers: The Fund may not invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors, unless guaranteed as to principal and interest by an issuer in whose securities the Fund could invest, if, as a result, more than five percent of the value of the Fund's total assets would be so invested; provided, that the Fund may invest all of a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

     (6) Pledging: The Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings.

     (7) Investments by Officers and Trustees: The Fund may not invest in or hold securities of any issuer if, to the Trust's knowledge, officers and trustees of the Trust or an investment adviser to the Fund, individually owning beneficially more than one-half of one percent of the securities of the issuer, in the aggregate own more than five percent of the issuer's securities.

     (8) Oil, Gas and Mineral Investments: The Fund may not invest in interests in oil and gas or interests in other mineral exploration or development programs, including oil, gas and other mineral leases and the Fund may not invest in real estate limited partnerships.


     (9) Securities With Voting Rights: No Fixed Income Fund may purchase securities having voting rights, except securities of other investment companies.



     (10) Warrants: Each Fund may not purchase warrants if, as a result, more that 5% of the value of the Fund's total assets would be so invested.



     (11) Options: Each Fund may not purchase an option if, as a result, more that 5% of the value of the Fund's total assets would be so invested.


                      4.  PERFORMANCE DATA AND ADVERTISING

Quotations of performance may from time to time be used in advertisements, sales literature, shareholder reports or other communications to shareholders or prospective investors. All performance information supplied by the Funds is historical and is not intended to indicate future returns. Each Fund's yield and total return fluctuate in response to market conditions and other factors. The value of a Fund's shares when redeemed may be more or less than their original cost.

In performance advertising the Funds may compare any of their performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., or other companies which track the


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

investment performance of investment companies ("Fund Tracking Companies").
Each Fund may also compare any of its performance information with the performance of recognized stock, bond and other indexes, including but not limited to Standard & Poor's 500 Composite Stock Index, Russell 2000 Index, Morgan Stanley - Europe, Australian and Far East Index, Lehman Brothers Intermediate Government Index, Lehman Brothers Intermediate Government/Corporate Index, Salomon Brothers Bond Index, Shearson Lehman Bond Index, the Dow Jones Industrial Average, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Funds may refer to general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). In addition, the Funds may refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

SEC YIELD CALCULATIONS

Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that each Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Also, Norwest and others may charge the various retirement plans or other shareholders that invest in a Fund fees in connection with an investment in a Fund, which will have the effect of reducing the Fund's net yield to those shareholders. The yields of a Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of a Fund with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

FIXED INCOME AND EQUITY FUNDS. Standardized yields for the Funds used in advertising are computed by dividing a Fund's interest income (in accordance with specific standardized rules) for a given 30 days or one month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate. In general, interest income is reduced with respect to municipal securities purchased at a premium over their par value by subtracting a portion of the premium from income on a daily basis. In general, interest income is increased with respect to municipal securities purchased at original issue at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining each Fund's standardized yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution the Fund paid over the same period or the rate of income reported in the Fund's financial statements.


For the 30-day period ended October 31, 1995 the annualized yield of I Shares of each of the Fixed Income Funds was as follows.

[Yield Table]


TOTAL RETURN CALCULATIONS

Standardized total returns quoted in advertising and sales literature reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not


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

constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Funds.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment, over such periods according to the following formula:

     P(1+T) to the power of n = ERV

     Where:
          P = a hypothetical initial payment of $1,000
          T = average annual total return
          n = number of years
          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.

In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Period total return is calculated according to the following formula:

     PT = (ERV/P-1)

     Where:
          PT = period total return.
          The other definitions are the same as in average annual total return above.


For the 30-day period ended October 31, 1995 the annualized yield of I Shares of each of the Fixed Income Funds was as follows.



The average annual total return of each class of each Fixed Income and Equity Fund for the periods ended October 31, 1995 was as follows. The actual dates of the commencement of each Fund's operations is listed in the Fund's financial statements.



[Total Return Table]


OTHER ADVERTISEMENT MATTERS


The Funds may advertise other forms of performance. For example, the Funds may quote unaveraged or cumulative total returns reflecting the change in the value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration a Fund's front-end sales charge or contingent deferred sales charge; excluding sales charges from a total return calculation produces a higher return figure.



The Funds may also include various information in their advertisements. Information included in a Fund's advertisements may include, but is not limited to (i) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity, (ii) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents, (iv) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quartile or daily), (v) information relating to inflation and its effects on the dollar; for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968,


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

$13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively, (vi) information regarding the effects of automatic investment and systematic withdrawal plans, including the principle of dollar cost averaging, (vii) descriptions of the Funds' portfolio managers and the portfolio management staff of the Advisers or summaries of the views of the portfolio managers with respect to the financial markets, (viii) the results of a hypothetical investment in a Fund over a given number of years, including the amount that the investment would be at the end of the period, (ix) the effects of earning Federally and, if applicable, state tax-exempt income from a Fund or investing in a tax-deferred account, such as an individual retirement account or
Section 401(k) pension plan and (x) the net asset value, net assets or number of shareholders of a Fund as of one or more dates.



As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of any Fund's performance.



The Funds may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principle of dollar cost averaging. In a dollar cost averaging program, an investor invests a fixed dollar amount in a Fund at period intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not ensure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:


                       Systematic                 Share               Shares
   Period              Investment                 Price              Purchased
   ------              ----------                 -----              ---------

     1                    $100                     $10                10.00
     2                    $100                     $12                 8.33
     3                    $100                     $15                 6.67
     4                    $100                     $20                 5.00
     5                    $100                     $18                 5.56
     6                    $100                     $16                 6.25
                          ----                     ---                -----
           Total Invested $600    Average Price $15.17   Total Shares 41.81

In connection with its advertisements each Fund may provide "shareholders letters" which serve to provide shareholders or investors an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices. For instance, advertisements may provide for a message from Norwest or its parent corporation that Norwest has more than 60 years been committed to quality products and outstanding service in order to assist its customers in meeting their financial goals and the reasons Norwest believes that it has been successful as a national financial service firm.


                                 5.  MANAGEMENT

TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk. John Y. Keffer and David R. Keffer are brothers.

John Y. Keffer, Chairman and President.*

     President and Director, Forum Financial Services, Inc. (a registered broker-dealer), Forum Financial Corp. (a registered transfer agent), Forum Advisors, Inc. (a registered investment adviser). Mr. Keffer is a Director, Trustee and officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is 61 Broadway, New York, New York 10006.


Robert C. Brown, Trustee.*

     Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corp. Prior thereto, he was Manager of the Capital Markets Group, Norwest Corporation (a multi-bank holding company and parent of Norwest) until 1991. His address is 1431 Landings Place, Sarasota, Florida 34231.


Donald H. Burkhardt, Trustee.

     Principal, The Burkhardt Law Firm. His address is 777 South Steele Street, Denver, Colorado 80209.


James C. Harris, Trustee.

     President and sole Director of James C. Harris & Co., Inc. (a financial consulting firm). Mr. Harris is also a liquidating Trustee and former Director of First Midwest Corporation, a small business investment company. His address is 6950 France Avenue South, Minneapolis, Minnesota 55435.


Richard M. Leach, Trustee.
     Chief Executive Officer, Tee Box Company (a golf equipment manufacturer), since January 1994 and President of Richard M. Leach Associates (a financial consulting firm) since 1992. Prior thereto, Mr. Leach was Senior Adviser of Taylor Investments (a registered investment adviser), a Director of Mountainview Broadcasting (a radio station) and Managing Director, Digital Techniques, Inc. (an interactive video design and manufacturing company). His address is P.O. Box 1888, New London, New Hampshire 03257.


Donald C. Willeke, Trustee

     Principal of the law firm of Willeke & Daniels. His address is 201 Ridgewood Avenue, Minneapolis, Minnesota 55403.


Michael D. Martins, Vice President and Treasurer

     Fund Accounting Manager, Forum Financial Corp., with which he has been associated since 1995. Prior thereto, Mr. Martins was at the audit firm of Deloitte & Touche LLP. Mr. Martins is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

David I. Goldstein, Vice President and Secretary.

     Counsel, Forum Financial Services, Inc., with which he has been associated since 1991. Prior thereto, Mr. Goldstein was associated with the law firm of Kirkpatrick & Lockhart. Mr. Goldstein is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

David R. Keffer, Vice President, Assistant Secretary and Assistant Treasurer.

     Chief Financial Officer, Forum Financial Services, Inc. Mr. Keffer is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is 61 Broadway, New York, New York 10006.

Sara M. Clark, Vice President and Assistant Treasurer.

     Managing Director, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, from 1991 to 1994 Ms. Clark was Controller of Wright Express Corporation (a national credit card company) and for six years prior thereto was employed at Deloitte & Touche LLP as an accountant. Ms. Clark is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.


Thomas G. Sheehan, Vice President and Assistant Secretary.

     Counsel, Forum Financial Services, Inc., with which he has been associated since 1993. Prior thereto, Mr. Sheehan was Special Counsel to the Division of Investment Management of the SEC. Mr. Sheehan is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.


Renee A. Walker, Assistant Secretary.

     Fund Administrator, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, Ms. Walker was an administrator at Longwood Partners (the manager of a hedge fund partnership) for a year. After graduating for college, from 1991 to 1993 Ms. Walker was a sales representative assistant at PaineWebber Incorporated (a broker-dealer).
     Her address is Two Portland Square, Portland, Maine 04101.


COMPENSATION OF TRUSTEES AND OFFICERS

Effective June 1, 1995 each Trustee of the Trust is paid a quarterly retained fee for the Trustee's service to the Trust and to Norwest Select Funds, a separate registered open-end management investment company for which each Trustee serves as trustee. of $4,000. In addition, each Trustee is paid $3,000 for each Board meeting attended (whether in person or by electronic communication) and is paid $1,000 for each Committee meeting attended on a date when a Board meeting is not held. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. Mr. Keffer received no compensation for his services as Trustee for the past year and no officer of the Trust is compensated by the Trust. Prior to June 1, 1995 Trustee of the Trust was paid $1,000 for each Board meeting attended (whether in person or by electronic communication) plus $100 per active portfolio of the Trust and was paid $1,000 for each Committee meeting attended on a date when a Board meeting is not held.


Mr. Burkhart, Chairman of the Trust's and Norwest Select Funds' audit committees, receives additional compensation of $5,000 from the Trust and $1,000 form Norwest Select Funds for his services as Chairman. Mr. Willeke was appointed a Trustee in July 1995 and, accordingly, was not paid any compensation during the Trust's last fiscal year


As of October 1, 1995, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of the Fund.

The following table provides the aggregate compensation paid to the Trustees of the Trust by the Trust and Norwest Select Funds, combined. Information is presented for the year ended May 31, 1995, which was the fiscal year end of 18 of the Trust's portfolios. The Funds have an October 31 fiscal year end.

                                                  Total Compensation From
                           Total Compensation      the Trust and Norwest
                             from the Trust            Select Funds
                             --------------            ------------

     Mr. Brown                   $13,647                  $18,847
     Mr. Burkhart                $16,581                  $25,047
     Mr. Harris                  $13,647                  $18,847
     Mr. Leach                   $13,647                  $18,847

Neither the Trust or Norwest Select Funds has adopted any from of retirement plan covering Trustees or officers. For the Trust's fiscal year ended May 31, 1995 total expenses of the Trustees (other than Mr. Keffer) was $8,795 and total expenses of the trustees of Norwest Select Funds was $4,030. Mr. Keffer currently is not reimbursed for his expenses in serving as Trustee.


TRUSTEES AND OFFICERS OF CORE TRUST

The Trustees and officers of Core Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk. Mr. John Y. Keffer, Mr. David R. Keffer and Messrs. Goldstein, Martins and Sheehan, officers of Core Trust, all currently serve as officers of the Trust. Accordingly, for background information pertaining to these officers, see "Trustees and Officers of the Trust" above.


John Y. Keffer*, Chairman and President.


Costas Azariadis, Trustee.

     Professor of Economics, University of California, Los Angeles, since July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.


James C. Cheng, Trustee.

     Managing Director, Forum Financial Services, Inc. since September 1991. President of Technology Marketing Associates (a marketing consulting company) since September 1991. Prior thereto, Mr. Cheng was President and Chief Executive Officer of Network Dynamics, Incorporated (a software development company). His address is Two Portland Square, Portland, Maine 04101.


J. Michael Parish, Trustee.

     Partner at the law firm of Winthrop Stimson Putnam & Roberts since 1989. Prior thereto, he was a partner at LeBoeuf, Lamb, Leiby & MacRae, a law firm of which he was a member from 1974 to 1989. His address is 40 Wall Street, New York, New York 10005.

Michael D. Martins, Treasurer

David R. Keffer, Vice President, Assistant Secretary and Assistant Treasurer.

David I. Goldstein, Secretary.

Thomas G. Sheehan, Assistant Secretary.

Max Berueffy, Assistant Secretary.

     Counsel, Forum Financial Services, Inc., with which he has been associated since May 1994. For seven years prior to that, Mr. Berueffy held various positions on the staff of the U.S. Securities and Exchange Commission. His last position was Senior Special Counsel in the Division of Investment Management. Mr. Berueffy is also an officer of various registered invest-ment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

INVESTMENT ADVISORY SERVICES

NORWEST INVESTMENT MANAGEMENT

Norwest Investment Management, a part of Norwest Bank Minnesota, N.A., is required to furnish at its expense all services, facilities and personnel necessary in connection with managing each Fund's investments and effecting portfolio transactions for each Fund. With respect to the Adviser's services for International Fund, see "International Fund" below. Under its advisory agreements, Norwest may delegate its responsibilities to any investment subadviser approved by the Board with respect to all or a portion of the assets of a Fund.

The Advisory Agreement between each Fund and Norwest will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of the shareholders of the Fund, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.

The Advisory Agreement with respect to a Fund is terminable without penalty by the Fund with respect to that Fund on 60 days written notice when authorized either by vote of the Fund's shareholders or by a vote of a majority of the Board, or by the Adviser on not more than 60 days nor less than 30 days written notice, and will automatically terminate in the event of its assignment. The Advisory Agreements also provide that, with respect to each Fund, neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its or their duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser's or their duties or by reason of reckless disregard of its or their obligations and duties under the Advisory Agreement. The Advisory Agreements provide that the Adviser may render service to others.

In addition to receiving its advisory fee from the Funds, Norwest may also act and be compensated as investment manager for its clients with respect to assets which are invested in a Fund. In some instances Norwest may elect to credit against any investment management, custodial or other fee received from, or rebate to, a client who is also a shareholder in the Fund an amount equal to all or a portion of the fees received by Norwest or any affiliate of Norwest from a Fund with respect to the client's assets invested in the Fund.

The advisory fees are accrued daily and paid monthly. Norwest, in its sole discretion, may waive all or any portion of its advisory fee with respect to each Fund. Norwest has agreed to reimburse the Trust for certain of each Fund's operating expenses (exclusive of interest, taxes and brokerage fees, organization expenses and, if applicable, distribution expenses, all to the extent permitted by applicable state law or regulation) which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The Trust may elect not to qualify its shares for sale in every state. For the purpose of this obligation to reimburse expenses, a Fund's annual expenses are estimated and accrued daily, and any appropriate estimated payments will be made by Norwest monthly. Subject to these obligations, the Trust pays for all of its expenses.

Subject to the obligations of Norwest to reimburse the Trust for its excess expenses as described above, the Trust has, under the Investment Advisory Agreements, confirmed its obligation to pay all its other expenses, including:
(i) interest charges, taxes, brokerage fees and commissions; (ii) certain insurance premiums; (iii) fees, interest charges and expenses of the Trust's custodian, transfer agent and dividend disbursing agent; (iv) fees of pricing, interest, dividend, credit and other reporting services; (v) costs of membership in trade associations; (vi) telecommunications expenses; (vii) auditing, legal and compliance expenses; (viii) costs of the Trust's formation and maintaining its existence; (ix) costs of preparing and printing the Trust's prospectuses, statements of additional information, account application forms and shareholder reports and delivering them to existing and prospective shareholders; (x) costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts and of calculating the net asset value of shares of the Trust; (xi) costs of reproduction, stationery and supplies; (xii) compensation of the Trust's trustees, officers and employees who are not employees of the Adviser, Forum Financial Services, Inc. or affiliated persons of the Adviser or Forum Financial Services, Inc. and costs of other personnel performing services for the Trust; (xiii) costs of corporate meetings;
(xiv) registration fees and related expenses for registration with the SEC and the securities regulatory authorities of other countries in which the Trust's shares are sold; (xv) state securities law registration fees and related expenses; (xvi) fees and out-of-pocket expenses payable to Forum Financial Services, Inc. under any distribution, management or similar agreement; (xvii) and all other fees and expenses paid by the Trust pursuant to any distribution or shareholder service plan adopted pursuant to Rule 12b-1 under the Act.

The following table shows the dollar amount of fees payable under the Investment Advisory Agreements between Norwest and the Trust with respect to each Fund, the amount of fee that was waived by Norwest, if any, and the actual fee received by Norwest. The data is for the past fiscal year.

[Fee Table]

SUBADVISORY ARRANGEMENTS

With respect to each of International Fund, Diversified Equity Fund, Growth Equity Fund, Conservative Balanced Fund, Moderate Balanced Fund and Growth Balanced Fund (the Funds that may invest in international securities), Norwest and the Trust have entered into Subadvisory Agreements with Schroder.

Schroder makes investment decisions for each of the Funds listed above and continuously reviews, supervises and administers each Fund's investment program with respect to that portion, if any, of the respective Fund's portfolio that Norwest has so delegated. Schroder is required to furnish at its own expense all services, facilities and personnel necessary in connection with managing of each Fund's investments and effecting portfolio transactions for each Fund (to the extent of Norwest's delegation).

The Subadvisory Agreements among those Funds, Norwest and the Subadviser will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of the shareholders of the Fund, and in either case by a majority of the Trustees who are not parties to the Subadvisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Subadvisory Agreement.

The Subadvisory Agreement with respect to a Fund is terminable without penalty by the Fund with respect to that Fund on 60 days written notice when authorized either by vote of the Fund's shareholders or by a vote of a majority of the Board, or by the Subadviser on not more than 60 days nor less than 30 days written notice, and will automatically terminate in the event of its assignment. The Subadvisory Agreements also provide that, with respect to each Fund, neither the Subadviser nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its or their duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of the Subadviser's or their duties or by reason of reckless disregard of its or their obligations and duties under the Subadvisory Agreement. The Subadvisory Agreements provide that the Subadviser may render services to others.

The Subadvisory fees are accrued daily and paid monthly. Each Subadviser, in its sole discretion, may waive all or any portion of its subadvisory fee with respect to each Fund.

The following table shows the dollar amount of fees payable under the Subadvisory Agreements with respect to each Fund, the amount of fee that was waived by the Subadviser, if any, and the actual fee received by Norwest. The data is for the past fiscal year.

[Fee Table]

INTERNATIONAL FUND

The Advisory Agreement and Subadvisory Agreement with respect to International Fund are identical to the Advisory Agreement and Subadvisory Agreement of each other Fund for which Schroder acts as investment subadviser, except for the fees payable thereunder and as follows. No payments will be made under International Fund's Advisory Agreement or Subadvisory Agreement so long as all of the Fund's investments consist solely of the International Portfolio or any other registered investment company.

Schroder acts as investment adviser to the International Portfolio and is required to furnish at its expense all services, facilities and personnel necessary in connection with managing the International Portfolio's investments and effecting portfolio transactions for the International Portfolio. The Advisory Agreement between the International Portfolio and Schroder will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees of Core Trust or by vote of the holders of beneficial interest of the International Portfolio, and in either case by a majority of the Trustees of Core Trust who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.

The Advisory Agreement with respect to the International Portfolio is terminable without penalty by the International Portfolio on 60 days written notice when authorized either by vote of the International Portfolio's shareholders or by a vote of a majority of the Board of Trustees of Core Trust, or by Schroder on not more than 60 days nor less than 30 days written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement also provides that, with respect to the International Portfolio, neither Schroder nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its or their duties to the International Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of Schroder's or their duties or by reason of reckless disregard of its or their obligations and duties under the Advisory Agreement. The Advisory Agreement provides that Schroder may render service to others.

The advisory fees are accrued daily and paid monthly. Schroder, in its sole discretion, may waive all or any portion of its advisory fee with respect to International Portfolio. For the Fund's fiscal year ended October 31, 1995, the Adviser did not pay Schroder any investment advisory fee pursuant to its Advisory Agreement with respect to the Fund.

ADMINISTRATION AND DISTRIBUTION

Forum supervises the overall management of the Trust (which includes, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the Trust's transfer agent and custodian and arranging for maintenance of books and records of the Trust) and provides the Trust with general office facilities pursuant to a Management Agreement.

The Management Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party.

The Management Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to any Fund by vote of that Fund's shareholders or by either party on not more than 60 days' nor less than 30 days' written notice. The Management Agreement also provides that, with respect to each Fund, neither Forum nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its or their duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's or their duties or by reason of reckless disregard of its or their obligations and duties under the Management Agreement.

The following table shows the dollar amount of fees payable under the Management Agreement between Forum and the Trust with respect to each Fund, the amount of fee that was waived by Forum, if any, and the actual fee received by Forum. The data is for the past fiscal year.

[Fee Table]

The Manager is also the Trust's Distributor and acts as the agent of the Trust in connection with the offering of I Shares of each Fund on a "best efforts" basis pursuant to a Distribution Agreement. Under a servicing agreement between the Trust and Norwest with respect to International Fund, Norwest performs ministerial, administrative and oversight functions for the Fund and undertakes to reimburse certain excess expenses of the Fund. Among other things, Norwest gathers performance and other data from the adviser of the International Portfolio and from other sources, formats the data and prepares reports to the Fund's shareholders and the Trustees. Norwest also ensures that the adviser to the International Portfolio is aware of pending net purchases or redemptions of Fund shares and other matters that may affect the adviser's performance of its duties. Lastly, Norwest has agreed to reimburse the Fund for any amounts by which its operating expenses (exclusive of interest, taxes and brokerage fees, organization expenses and, if applicable, distribution expenses, all to the extent permitted by applicable state law or regulation) exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. No fees will be paid to Norwest under the Servicing Agreement unless the Fund's assets are invested solely in the International Portfolio or in a portfolio of another registered investment company. This agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party.

The agreement provides that neither Norwest nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its or their duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's or their duties or by reason of reckless disregard of its or their obligations and duties under the agreement.

TRANSFER AGENT

Norwest acts as Transfer Agent of the Trust pursuant to a Transfer Agency Agreement. The Transfer Agency Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Transfer Agency Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Transfer Agency Agreement.

Among the responsibilities of the Transfer Agent as agent for the Trust are:
(1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, (4) assisting in processing purchase and redemption transactions and receiving wired funds; (5) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (6) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (7) furnishing periodic statements and confirmations of purchases and redemptions; (8) transmitting proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (9) receiving, tabulating and transmitting to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (10) providing such other related services as the Trust or a shareholder may request.

For its services, the Transfer Agent receives from the Trust, with respect to each Fund a fee computed and paid monthly at the annual rate of 0.25% of the Fund's average daily net assets (or, in those Funds with more than one class, the Fund's average daily net assets attributable to the class).

CUSTODIAN

Pursuant to a Custodian Agreement, Norwest acts as the custodian of the Trust's assets. The custodian's responsibilities include safeguarding and controlling the Trust's cash and securities, determining income and collecting interest on Fund investments. For these services, the custodian receives no fee. The custodian receives a separate fee for performing certain functions in connection with loans of portfolio securities.

Pursuant to rules adopted under the 1940 Act, each Fund may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Fund assets. The custodian employs qualified foreign subcustodians to provide custody of the Funds' foreign assets in accordance with applicable regulations. The Chase Manhattan Bank, N.A., through its Global Securities Services Division located in London, England, acts as custodian of International Fund's assets, but plays no role in making decisions as to the purchase or sale of portfolio securities for the Fund.

A Fund will not pay custodian fees to the extent the Fund invests in shares of another registered investment company. Where the Fund's investments consists solely of such shares, such as International Fund's investment in shares of the International Portfolio, the Fund will pay no custodian fees directly

The Chase Manhattan Bank, N.A. serves as custodian to International Portfolio and International Portfolio II of Core Trust and is compensated by Core Trust with respect to those Portfolios. Norwest serves as custodian of Small Company Portfolio and Index Portfolio of Core Trust and receives no compensation for its services to those Portfolios.

PORTFOLIO ACCOUNTING

Forum Financial Corp., an affiliate of Forum, performs portfolio accounting services for each Fund pursuant to a Fund Accounting Agreement with the Trust. The Fund Accounting Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Fund Accounting Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Fund Accounting Agreement.

Under its agreement, FFC prepares maintains books and records of each Fund on behalf of the Trust that are required to be maintained under the 1940 Act, calculates the net asset value per share of each Fund (and class thereof) and dividends and capital gain distributions and prepares periodic reports to shareholders and the SEC. For its services, FFC receives from the Trust with respect to each Fund a fee of $36,000 per year plus, for each class of the Fund above one, $6,000 per year. In addition, FFC is paid an additional $12,000 per year with respect to tax-free money market Funds, global and international Funds and Funds with more than 25% of their total assets invested in asset backed securities, that have more than 100 security positions or that have a monthly portfolio turnover rate of 10% or greater.

FFC is required to use its best judgment and efforts in rendering fund accounting services and is not be liable to the Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. FFC is not responsible or liable for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control and the Trust has agreed to indemnify and hold harmless FFC, its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses of every nature and character arising out of or in any way related to FFC's actions taken or failures to act with respect to a Fund or based, if applicable, upon information, instructions or requests with respect to a Fund given or made to FFC by an officer of the Trust duly authorized. This indemnification does not apply to FFC's actions taken or failures to act in cases of FFC's own bad faith, willful misconduct or gross negligence.


The following table shows the dollar amount of fees payable to FFC for its portfolio accounting services with respect to each Fund, the amount of fee that was waived by FFC, if any, and the actual fee received by FFC. The data is for the past fiscal year.


[Fee Table]

FFC performs similar services for each Portfolio and, in addition, acts as each Portfolio's transfer agent.


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

                              6.  OTHER INFORMATION

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of each Fund are sold on a continuous basis. Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partially in portfolio securities, brokerage costs may be incurred by the shareholder in converting securities to cash. The Trust and Core Trust have each filed a formal election with the SEC pursuant to which the Funds and the International Portfolio will only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or one percent of a Fund's or the International Portfolio's total net assets, whichever is less, during any 90-day period.

The Trust may redeem shares involuntarily, from time to time, to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that (i) are not restricted as to transfer either by law or liquidity of market and (ii) have a value which is readily ascertainable (and not established only by valuation procedures).

By use of telephone redemption and exchange privileges, the shareholder authorizes the Transfer Agent to act upon the instruction of any person representing himself either to be, or to have the authority to act on behalf of, the investor and believed by the Transfer Agent to be genuine. The records of the Transfer Agent of such instructions are binding.

The exchange privilege permits I Shares shareholders to exchange their shares for I Shares of any other Fund. For Federal income tax purposes, an exchange transaction is treated as a sale and subsequent purchase on which a purchaser may realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than his basis in such shares at the time of the transaction.

Exchange transactions will be made on the basis of relative net asset values per share at the time of the exchange transaction. The terms of the exchange privilege are subject to change, and the privilege may be terminated by any of the Participating Funds or the Company. However the privilege will not be terminated, and no material change that restricts the availability of the privilege to shareholders will be implemented, without reasonable advance notice to shareholders.

DETERMINATION OF NET ASSET VALUE

Securities owned by a Fund for which market quotations are readily available are valued at current market value. The Funds value their securities as follows. A security listed or traded on an exchange is valued at its last sale price (prior to the time as of which assets are valued) on the exchange where it is principally traded. Lacking any such sales on the day of valuation, the security is valued at the mean of the last bid and asked prices. All other securities for which over-the-counter market quotations are readily available generally are valued at the mean of the current bid and asked prices. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board. Debt securities may be valued on the basis of valuations furnished by pricing services which utilize electronic data processing techniques to determine valuations for normal institutional-size trading units of debt securities, without regard to sale or bid prices, when such valuations are believed to more accurately reflect the fair market value of such securities. All assets and liabilities of a Fund denominated in foreign currencies are converted into United States dollars at the mean of the bid and asked prices of such currencies against the United States dollar last quoted by a major bank.

Under procedures adopted by the Board, a net asset value for a Fund later determined to have been inaccurate for any reason will be recalculated. Purchases and redemptions made at a net asset value determined to have been inaccurate will be adjusted, although in certain circumstances, such as where the difference between the original net asset value


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

and the recalculated net asset value divided by the recalculated net asset value is 0.005 (1/2 of 1%) or less or shareholder transactions are otherwise insubstantially affected, further action is not required.

PORTFOLIO TRANSACTIONS

The following discussion concerning portfolio transactions relates to the Funds and, with respect to International Fund, the International Portfolio.

Investment decisions for the Funds will be made independently from those for any other client account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the respective Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Advisers occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

Purchases and sales of fixed income portfolio securities are generally effected as principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities.
There usually are no brokerage commissions paid for such purchases. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and ask prices. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed fixed commission or discount.

Purchases and sales of equity securities on exchanges are generally effected through brokers who charge commissions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Advisers in their best judgment and in a manner deemed to be in the best interest of shareholders of the Funds (holders of beneficial interest in the case of the International Portfolio) rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Fund. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on foreign stock exchanges these commissions are generally fixed. Where transactions are executed in the over-the-counter market, the Fund will seek to deal with the primary market makers; but when necessary in order to obtain best execution, it will utilize the services of others. In all cases the Fund will attempt to negotiate best execution. No Fixed Income Fund paid any brokerage commissions during the fiscal year ended October 31, 1995.


The following table shows the aggregate brokerage commissions with respect to each Equity Fund and Balanced Fund with respect to each Fund's investment in equity securities. The data is for the past fiscal year.


[Commission Table]

A Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commission, including certain dealer spreads, paid in connection with securities transactions, the Advisers take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Advisers may also take into account payments made by brokers effecting transactions for a Fund (i) to the Fund or
(ii) to other persons on behalf of the Fund for services provided to it for which it would be obligated to pay.


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

In addition, the Advisers may give consideration to research services furnished by brokers to the Advisers for their use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers.
Such research and analysis may be used by the Advisers in connection with services to clients other than the Funds, and the Advisers' fees are not reduced by reason of the Advisers' receipt of the research services.


Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to the obligation to seek the most favorable price and execution available and such other policies as the Board may determine, an Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

Subject to the general policies regarding allocation of portfolio brokerage as set forth above, the Board has authorized the Advisers to employ their respective affiliates to effect securities transactions of the Funds, provided certain other conditions are satisfied. Payment of brokerage commissions to an affiliate of an Adviser for effecting such transactions is subject to Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on securities exchanges paid by a registered investment company to a broker which is an affiliated person of such investment company, or an affiliated person of another person so affiliated, not exceed the usual and customary brokers' commissions for such transactions. It is the Funds' policy that commissions paid to Schroder Securities Limited, Norwest Investment Management, Inc. and other affiliates of an Adviser will, in the judgment of the Adviser responsible for making portfolio decisions and selecting brokers, be (i) at least as favorable as commissions contemporaneously charged by the affiliate on comparable transactions for its most favored unaffiliated customers and (ii) at least as favorable as those which would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Board, including a majority of the non-interested Trustees, has adopted procedures to ensure that commissions paid to affiliates of an Adviser by the Funds satisfy the foregoing standards.

The Fund has no understanding or arrangement to direct any specific portion of its brokerage to Schroder Securities, and will not direct brokerage to Schroder Securities in recognition of research services.

TAXATION

Each Fund intends for each taxable year to qualify for tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements each Fund must meet to qualify for such treatment, and of the application of state and local tax laws to his or her particular situation.

Certain listed options and regulated futures contracts are considered "section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by a Fund at the end of each taxable year will be "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by a Fund on section 1256 contracts generally will be considered a 60 percent long-term and 40 percent short-term capital gain or loss. Each Fund can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

With respect to over-the-counter put and call options, gain or loss realized by a Fund upon the lapse or sale of such options held by such Fund will be either long-term or short-term capital gain or loss depending upon the Fund's holding period with respect to such option. However, gain or loss realized upon the lapse or closing out of such options that are written by a Fund will be treated as short-term capital gain or loss. In general, if a Fund exercises an option, or an option that a Fund has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.

Any option, futures contract, or other position entered into or held by a Fund in conjunction with any other position held by such Fund may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that (i) loss realized on disposition of one position of a straddle not be recognized to the


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

extent that a Fund has unrealized gains with respect to the other position in such straddle; (ii) a Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in any gain being treated as short-term capital gain rather than long-term capital gain); (iii) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60 percent long-term and 40 percent short-term capital loss; (iv) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (v) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of section 1256 contracts.

Each International Fund shareholder should include in the shareholder's report of gross income in his Federal income tax return both cash dividends received by the shareholder from the Fund and also the amount which the Fund advises the shareholder is the shareholder's pro rata portion of foreign income taxes paid with respect to, or withheld from, dividends and interest paid to the International Portfolio from its foreign investments. Each shareholder then would be entitled, subject to certain limitations, to take a foreign tax credit against the shareholders' Federal income tax liability for the amount of such foreign taxes or else to deduct such foreign taxes as an itemized deduction from gross income.

COUNSEL AND AUDITORS

Legal matters in connection with the issuance of shares of beneficial interest of the Trust are passed upon by the law firm of Seward & Kissel, One Battery Park Plaza, New York, New York 10004.

__________, independent auditors, acts as auditors for the Trust.

OWNERSHIP OF FUND SHARES

Prior to the public issuance of shares of the Funds, due to its initial investment, Forum owned all outstanding shares of each Fund and, accordingly, may be deemed to be a controlling person of each Fund. Upon the investment in each Fund by public shareholders, Forum ceased to be a controlling person of any Fund. As of February ___, 1995, the Trustees and officers of the Trust in the aggregate owned less than one percent of the outstanding shares of each Fund.

The following persons owned of record 5% or more of the outstanding shares of a Fund or any class thereof, as of February ___, 1995:

[5% Shareholder Table]

ADDITIONAL INFORMATION ABOUT THE TRUST

Currently, the Trust is divided into thirty-one separate series representing shares of each of the thirteen Funds and shares of Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury Fund, Municipal Money Market Fund, Adjustable U.S. Government Reserve Fund, Government Income Fund, Income Fund, Total Return Bond Fund, Tax-Free Income Fund, Arizona Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, Income Stock Fund, ValuGrowth Stock Fund, Small Company Stock Fund, Contrarian Stock Fund and Short Maturity Investment Fund. The Trust has received an order from the SEC permitting the issuance and sale of separate classes of shares representing interests in each of the Trust's portfolios. It is anticipated, however, that the Trust will operate the classes of each Fund in accordance with rules of the SEC adopted after the Trust obtained its exemptive order.


The Board determined that currently no conflict of interest exists between or among each Fund's I Shares and its other classes, if any. On an ongoing basis, the Board, pursuant to its fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

The Trust's shareholders are not personally liable for the obligations of the Trust under Delaware law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to


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the same limitation of liability extended to shareholders of private corporations for profit. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states, including Texas. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject the Trust shareholders to liability. To guard against this risk, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into by the Trust or its Trustees, and provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which
(1) a court refuses to apply Delaware law, (2) no contractual limitation of liability is in effect, and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the Board believes that the risk of personal liability to a Trust shareholder is extremely remote.

FINANCIAL STATEMENTS

The financial statements of each Fund for the year ended October 31, 1995 (which include statements of assets and liabilities, statements of operations, statements of changes in net assets, notes to financial statements, financial highlights, statements of investments and the auditors' report thereon) are included in the Annual Report to Shareholders of the Trust delivered along with this SAI and are incorporated herein by reference.

[To be included in subsequent amendment to Trust's registration statement, filed pursuant to Rule 485(b), to become effective on same day as this amendment]

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Funds' registration statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract of other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.


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                 APPENDIX A - DESCRIPTION OF SECURITIES RATINGS



CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Moody's rates corporate bond issues, including convertible debt issues, as follows:

Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Those bonds in the Aa, A, Baa, Ba or B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

STANDARD AND POOR'S CORPORATION ("S&P")

S&P rates corporate bond issues, including convertible debt issues, as follows:

Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.


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

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

Bonds rated CCC have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Bonds rated C typically are subordinated to senior debt which as assigned an actual or implied CCC debt rating. This rating may also be used to indicate imminent default.

The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating Cl is reserved for income bonds on which no interest is being paid.

Bonds are rated D when the issue is in payment default, or the obligor has filed for bankruptcy. Bonds rated D are in payment default or the obligor has filed for bankruptcy. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will made during such grace period.

Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

FITCH INVESTORS SERVICE, INC. ("FITCH")

Fitch rates corporate bond issues, including convertible debt issues, as follows:

AAA Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, shorter-term debt of these issuers is generally rate F-1+.


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A Bonds are considered to be investment grade and of high credit quality.  The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD, or D categories.

PREFERRED STOCK

MOODY'S INVESTORS SERVICE, INC.

Moody's rates preferred stock as follows:

An issue rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment among preferred stock issues.

An issue rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

An issue rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

An issue rated baa is considered to be a medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

An issue rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.


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

An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

An issue which is rated c can be regarded as having extremely poor prospects of ever attaining any real investment standing. This is the lowest rated class of preferred or preference stock.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each rating classification from aa through b in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION

S&P rates preferred stock as follows:

AAA is the highest rating that is assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

A preferred stock rated C is a non-paying issue.

A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.


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COMMERCIAL PAPER

MOODY'S INVESTORS SERVICE, INC.

Moody's two highest ratings for short-term debt, including commercial paper, are Prime-1 and Prime-2. Both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: Leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S CORPORATION

S&P's two highest commercial paper ratings are A-1 and A-2. Issues assigned an A rating are regarded as having the greatest capacity for timely payment.
Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. A-3 issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated A-2 are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

FITCH INVESTORS SERVICE, INC.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1.  Issues assigned this rating reflect an assurance of timely payment only
slightly less in degree than issues rated   F-1+.

F-2. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 rating.

F-3. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D.    Issues assigned this rating are in actual or imminent payment default.


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                             NORWEST ADVANTAGE FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 1995






EQUITY FUNDS

DIVERSIFIED EQUITY FUND
GROWTH EQUITY FUND
INCOME EQUITY FUND

FIXED INCOME FUNDS

INTERMEDIATE U.S. GOVERNMENT FUND
STABLE INCOME FUND


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

                             NORWEST ADVANTAGE FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 1995



This Statement of Additional Information ("SAI") supplements the Prospectus offering A Shares and B Shares (collectively the "Shares") of Diversified Equity Fund, Growth Equity Fund, Income Equity Fund, Intermediate U.S. Government Fund and Stable Income Fund (each a "Fund" and collectively the "Funds"). Each Fund is a diversified series of Norwest Advantage Funds, a registered open-end, management investment company (the "Trust"). This SAI should be read only in conjunction with the Funds' Prospectus, copies of which may be obtained without charge.





                                TABLE OF CONTENTS
                                                            Page
                                                            ----

     1.   Norwest Advantage Funds . . . . . . . . . . . .
     2.   Investment Policies . . . . . . . . . . . . . .
     3.   Investment Limitations. . . . . . . . . . . . .
     4.   Performance Data and Advertising. . . . . . . .
     5.   Management. . . . . . . . . . . . . . . . . . .
     6.   Other Information . . . . . . . . . . . . . . .

     Appendix A - Description of Securities Ratings . . .   A-1




THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED BY AN INVESTOR WITHOUT CHARGE BY CONTACTING THE TRUST'S DISTRIBUTOR, FORUM FINANCIAL SERVICES, INC., 61 BROADWAY, NEW YORK, NEW YORK 10006.


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

                           1.  NORWEST ADVANTAGE FUNDS

DEFINITIONS

The Trust was originally organized under the name Prime Value Funds, Inc. as a Maryland corporation on August 29, 1986. On July 30, 1993, pursuant to a shareholder vote, the Trust was reorganized as a Delaware business trust. On October 1, 1995, the Trust's name was changed from "Norwest Funds." As used in this SAI, the following terms shall have the meanings listed:

     "Adviser" shall mean each Fund's investment adviser, Norwest Investment Management, a part of Norwest. "Advisers" shall mean, collectively, the Adviser and Schroder.

     "Board" shall mean the Board of Trustees of the Trust.

     "CFTC" shall mean the U.S. Commodities Futures Trading Commission.

     "Core Trust" shall mean Core Trust (Delaware), an open-end, management investment company registered under the 1940 Act.

     "Forum" shall mean Forum Financial Services, Inc., the Trust's administrator and distributor of the Trust's shares.

     "FFC" shall mean Forum Financial Corp., the Trust's fund accountant.

     "Fund" shall mean each of the thirteen separate portfolios of the Trust to which this Statement of Additional Information relates as identified on the cover page.

     "Norwest" shall mean Norwest Bank Minnesota, N.A., a subsidiary of Norwest Corporation.

     "NRSRO" shall mean a nationally recognized statistical rating organization.

     "Portfolio" shall mean International Portfolio II, Small Company Portfolio and Index Portfolio, three separate portfolios of Core Trust.

     "Schroder" shall mean Schroder Capital Management Inc., the investment subadviser to Diversified Equity Fund and Growth Equity Fund.

     "SEC" shall mean the U.S. Securities and Exchange Commission.

     "Transfer Agent" shall mean Norwest acting in its capacity as transfer and dividend disbursing agent of the Trust.

     "Trust" shall mean Norwest Advantage Funds, an open-end management investment company registered under the 1940 Act.

     "U.S. Government Securities" shall mean obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

     "1940 Act" shall mean the Investment Company Act of 1940, as amended.


                             2.  INVESTMENT POLICIES

The following discussion is intended to supplement the disclosure in the Prospectus concerning the Funds' investments, investment techniques and strategies and the risks associated therewith. No Fund may make any


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

investment or employ any investment technique or strategy not referenced in the Prospectus as relates to that Fund. For example, while the SAI describes "swap" transactions below, only those Funds whose investment policies, as described in the Prospectus, allow the Fund to invest in swap transactions may do so.

RATINGS AS INVESTMENT CRITERIA

Moody's Investors Service, Inc., Standard & Poor's Corporation and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. However, ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the investment adviser or investment subadviser of the Fund will determine whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

CONVERTIBLE SECURITIES

A Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Although no securities investment is without some risk, investment in convertible securities generally entails less risk than in the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by a comparison of its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

EQUITY-LINKED SECURITIES

Equity-linked securities are securities that are convertible into or based upon the value of, equity securities upon certain terms and conditions. The following are three examples of equity-linked securities. A fund may invest in the securities described below or other similar equity-linked securities.

Preferred Equity Redemption Cumulative Stock ("PERCS") technically are preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS' duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, a Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock. Funds that seek current income find PERCS attractive because a PERCS provides a higher dividend income than that paid with respect to a company's common stock.

Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Investment Fund may be compensated with the higher yield, contingent on how well the underlying common stock does. Funds that seek current income find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock.

Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, a Fund will not receive any interest payments until the notes mature, typically in 15 or 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYON. Commonly, LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors when it appears that they will increase in value due to the rise in value of the underlying common stock.

WARRANTS

Warrants are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If a warrant is not exercised within the specified time period, it will become worthless and the Fund will lose the purchase price paid for the warrant and the right to purchase the underlying security. The Fund may not invest more than 2% of its net assets in warrants not traded on the American or New York Stock Exchange.

MORTGAGE BACKED AND ASSET BACKED SECURITIES

TYPES OF CREDIT ENHANCEMENT

To lessen the effect of failures by obligors on Mortgage Assets (as defined in the Prospectus) to make payments, mortgage-backed securities may contain elements of credit enhancement. Credit enhancement falls into two categories:
(1) liquidity protection; and (2) protection against losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting after default and liquidation ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of security.

Examples of credit enhancement arising out of the structure of the transaction include (i) "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), (ii) creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and (iii) "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that covered by credit enhancement protection could adversely affect the return on an investment in such a security.

OTHER GOVERNMENTAL RELATED MORTGAGE-BACKED SECURITIES

The Resolution Trust Corporation ("RTC"), which was organized by the U.S. Government in connection with the savings and loan crisis, holds assets of failed savings associations as either a conservator or receiver for such associations, or it acquires such assets in its corporate capacity. These assets include, among other things, single family and multi-family mortgage loans, as well as commercial mortgage loans. In order to dispose of such assets in an orderly manner, RTC has established a vehicle registered with the SEC through which it sells mortgage-backed securities. RTC mortgage-backed securities represent pro rata interests in pools of mortgage loans that RTC holds or has acquired, as described above, and are supported by one or more of the types of private credit enhancements used by Private Mortgage Lenders.

It is anticipated that in the future the Federal Deposit Insurance Corporation (which also holds mortgage loans as a conservator or receiver of insolvent banks or in its corporate capacity) or other governmental agencies or instrumentalities may establish vehicles for the issuance of mortgage-backed securities that are similar in structure and in types of credit enhancements to RTC securities.

ASSET-BACKED SECURITIES

A Fund may invest in asset-backed securities, which have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities are securities that represent direct or indirect participations in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution.

Asset-backed securities present certain risks that are not presented by mortgage-backed debt securities or other securities in which a Fund may invest. Primarily, these securities do not always have the benefit of a security interest in comparable collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

INTEREST-ONLY AND PRINCIPAL-ONLY SECURITIES

Some tranches of mortgage-backed securities, including CMOs, are structured so that investors receive only principal payments generated by the underlying collateral. Principal only ("POs") securities usually sell at a deep discount from face value on the assumption that the purchaser will ultimately receive the entire face value through scheduled payments and prepayments; however, the market values of POs are extremely sensitive to prepayment rates, which, in turn, vary with interest rate changes. If interest rates are falling and prepayments accelerate, the value of the PO will increase. On the other hand, if rates rise and prepayments slow, the value of the PO will drop.

Interest only ("IOs") securities result from the creation of POs; thus, CMOs with PO tranches also have IO tranches. IO securities sell at a deep discount to their "notional" principal amount, namely the principal balance used to calculate the amount of interest due. They have no face or par value and, as the notional principal amortizes and prepays, the IO cash-flow declines.

Unlike POs, IOs increase in value when interest rates rise and prepayment rates slow; consequently they are often used to "hedge" portfolios against interest rate risk. If prepayment rates are high, a Fund may receive less cash back than it initially invested.

VARIABLE AND FLOATING RATE SECURITIES

The securities in which the Funds invest (including mortgage-backed securities) may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to maintain a stable net asset value. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities purchased by a Fund may be tied to Treasury or other government securities or indices on those securities as well as any other rate of interest or index. Certain variable rate securities (including mortgage-backed securities) pay interest at a rate that that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For instance, upon reset the interest rate payable on a security may go down when the underlying index has risen. During times when short-term interest rates are relatively low as compared to long-term interest rates a Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate mechanism that multiplies the effects of changes in the underlying index. This form of leverage may have the effect of increasing the volatility of the security's market value while increasing the security's, and thus the Fund's, yield.

There may not be an active secondary market for any particular floating or variable rate instrument (particularly inverse floaters) which could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its repayment obligation during periods that the Fund is not entitled to exercise any demand rights it may have. A Fund could, for this or other reasons, suffer a loss with respect to an instrument. The Adviser monitors the liquidity of the Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

INTEREST RATE PROTECTION TRANSACTIONS

Certain Funds may enter into interest rate protection transactions, including interest rate swaps, caps, collars and floors. Interest rate swap transactions involve an agreement between two parties to exchange interest payment streams that are based, for example, on variable and fixed rates that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which the payments are made when a designated market interest rate either goes above a designated ceiling or goes below a designated floor on predetermined dates or during a specified time period.

A Fund expects to enter into interest rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Funds intend to use these transactions as a hedge and not as a speculative investment.

A Fund may enter into interest rate protection transactions on an asset-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these interest rate protection transactions are entered into for good faith hedging purposes, and inasmuch as segregated accounts will be established with respect to such transactions, the Funds believe such obligations do not constitute senior securities. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash, U.S. Government Securities or other liquid high grade debt obligations having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940 Act. The Funds also will establish and maintain such segregated accounts with respect to its total obligations under any interest rate swaps that are not entered into on a net basis and with respect to any interest rate caps, collars and floors that are written by the Fund.

A Fund will enter into interest rate protection transactions only with banks and other institutions believed by the investment adviser to the Fund to present minimal credit risks. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, collars and floors are more recent innovations for which documentation is less standardized and, accordingly, they are less liquid than swaps.

FOREIGN CURRENCY TRANSACTIONS

Investments in foreign companies will usually involve the currencies of foreign countries. In addition, a Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of certain investment programs. Accordingly, the value of the assets of a Fund, as measured in United States dollars, may be affected by changes in foreign currency exchange rates and exchange control regulations. In addition, the Fund may incur costs in connection with conversions between various currencies. A Fund may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or by entering into foreign currency forward contracts ("forward contracts") to purchase or sell foreign currencies. A forward contract involves an


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obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers and involve the risk that the other party to the contract may fail to deliver currency when due, which could result in losses to the Fund. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Foreign exchange dealers realize a profit based on the difference between the price at which they buy and sell various currencies.

A Fund may enter into forward contracts under two circumstances. First, with respect to specific transactions, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, a Fund may enter into forward currency contracts in connection with existing portfolio positions. For example, when an investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk of inaccurate predictions of currency price movements, which may cause the Fund to incur losses on these contracts and transaction costs. The investment advisers do not intend to enter into forward contracts on a regular or continuous basis, and will not do so if, as a result, a Fund will have more than 25 percent of the value of its total assets committed to such contracts or the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

At or before the settlement of a forward currency contract, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain the currency through the conversion of assets of the Fund into the currency.
The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract. If the Fund engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been a change in forward contract prices. Additionally, although forward contracts may tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global, around-the-clock market.

When required by applicable regulatory guidelines, a Fund will set aside cash, U.S. Government Securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

HEDGING AND OPTION INCOME STRATEGIES

Certain Funds may engage in certain options strategies in order to enhance the Fund's income and may engage in certain options and futures strategies to attempt to hedge the Fund's portfolio. The instruments in which the Funds may invest include (i) options on fixed income securities, fixed income securities indexes and foreign currencies, (ii)


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index, interest rate and foreign currency futures contracts ("futures contracts"), and (iii) options on futures contracts. Use of these instruments is subject to regulation by the SEC, the several options and futures exchanges upon which options and futures are traded, and the CFTC.

The various strategies referred to herein and in the Prospectus are intended to illustrate the type of strategies that are available to, and may be used by, an investment adviser in managing a Fund's portfolio. No assurance can be given, however, that any strategies will succeed.

The Funds will not use leverage in their option income and hedging strategies. In the case of transactions entered into as a hedge, a Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. A Fund will not enter into a hedging strategy that exposes the Fund to an obligation to another party unless it owns either (1) an offsetting ("covered") position or (2) cash, U.S. Government Securities or other liquid, high-grade debt securities with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, the Fund will set aside cash, U.S. Government Securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging or option income strategy is outstanding, unless they are replaced with similar assets.
As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES

A Fund may purchase put and call options written by others and write (sell) put and call options covering specified securities, stock index-related amounts or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency or security. A Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if an investment adviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the securities or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, a Fund receives a premium from the purchaser of the option. Upon purchasing an option the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities index, the relationship of the exercise price to the market price, the historical price volatility of the underlying securities index, the option period, supply and demand and interest rates.

A Fund may purchase call options on debt securities that an investment adviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.


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

An investment adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

A Fund may purchase and write put and call options on fixed income security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities which are being hedged. Index options are settled exclusively in cash.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS

A Fund may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase. Options on foreign currencies are affected by the factors discussed in "Options Strategies" above and "Foreign Currency Forward Transactions" which influence foreign exchange sales and investments generally.

The value of foreign currency options is dependent upon the value of the foreign currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

To the extent that the U.S. options markets are closed while the market for the underlying currencies remains open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING

A Fund may effectively terminate its right or obligation under an option contract by entering into a closing transaction. For instance, if the Fund wished to terminate its potential obligation to sell securities or currencies under a call option it had written, a call option of the same type would be purchased by the Fund. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. In addition:

     (1) The successful use of options depends upon the investment adviser's ability to forecast the direction of price fluctuations in the underlying securities or currency markets, or in the case of an index option, fluctuations in the market sector represented by the index.

     (2) Options normally have expiration dates of up to nine months. Options that expire unexercised have no value. Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

     (3) A position in an exchange-listed option may be closed out only on an exchange which provides a market for identical options. Most exchange-listed options relate to equity securities. Exchange markets for options on foreign currencies are relatively new and the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There is no assurance that a liquid secondary market will exist for any particular option at any specific time. If it is not possible to effect a closing transaction, a Fund would


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     have to exercise the option which it purchased in order to realize any profit. The inability to effect a closing transaction on an option written by a Fund may result in material losses to the Fund.

     (4) A Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs.

FUTURES STRATEGIES. A futures contract is a bilateral agreement wherein one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security or the currency as called for in the contract at a specified future date and at a specified price. For futures contracts with respect to an index, delivery is of an amount of cash equal to a specified dollar amount times the difference between the index value at the time of the contract and the close of trading of the contract.

A Fund may sell interest rate futures contracts in order to continue to receive the income from a fixed income security, while endeavoring to avoid part of or all of a decline in the market value of that security which would accompany an increase in interest rates.

A Fund may purchase index futures contracts for several reasons: to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transactions costs, or to seek higher investment returns when a futures contract is priced more attractively than securities in the index.

A Fund may purchase call options on a futures contract as a means of obtaining temporary exposure to market appreciation at limited risk. This strategy is analogous to the purchase of a call option on an individual security, in that it can be used as a temporary substitute for a position in the security itself.

A Fund may sell foreign currency futures contracts to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar. In addition, a Fund may sell foreign currency futures contracts when the Adviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market values of the Fund's foreign securities holdings. A Fund may purchase a foreign currency futures contract to hedge against an anticipated foreign exchange rate increase pending completion of anticipated transactions. Such a purchase would serve as a temporary measure to protect the Fund against such increase. A Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. A Fund may write call options on foreign currency futures contracts as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into futures contracts, rather, a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or U.S. Government Securities generally equal to 5% or less of the contract value. This amount is known as initial margin. Subsequent payments, called variation margin, to and from the broker, would be made on a daily basis as the value of the futures position varies. When writing a call on a futures contract, variation margin must be deposited in accordance with applicable exchange rules. The initial margin in futures transactions is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Holders and writers of futures and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, a futures contract or related option with the same terms as the position held or written. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts.

Under certain circumstances, futures exchanges may establish daily limits in the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of
positions.   In such event, it may not be possible for a Fund to close a position, and in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin. In addition:


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     (1)  Successful use by a Fund of futures contracts and related options will depend upon the Adviser's ability to predict movements in the direction of the overall securities and currency markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current level of the underlying instrument but to the anticipated levels at some point in the future; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself.

     (2) The price of futures contracts may not correlate perfectly with movement in the price of the hedged securities or currencies due to price distortions in the futures market or otherwise. There may be several reasons unrelated to the value of the underlying securities or currencies which causes this situation to occur. As a result, a correct forecast of general market trends may still not result in successful hedging through the use of futures contracts over the short term.

     (3) There is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

     (4) Like other options, options on futures contracts have a limited life. A Fund will not trade options on futures contracts on any exchange or board of trade unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are not greater than the risks in connection with futures transactions.

     (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs is all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements.

     (6) A Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions.

     (7) Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. In addition, settlement of foreign currency futures contracts must occur within the country issuing that currency. Thus, a Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and the Fund may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

COMMODITY FUTURES CONTRACTS AND COMMODITY OPTIONS

A Fund may invest in certain financial futures contracts and options contracts in accordance with the policies described in the Prospectus and above. A Fund will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of Section
4.5 of the rules of the CFTC. Under that section the Fund would be permitted to purchase such futures or options contracts only for bona fide hedging purposes within the meaning of the rules of the CFTC; provided, however that in addition, with respect to positions in commodity futures and option contracts not for bona fide hedging purposes the Fund represents that the aggregate initial margin and premiums required to establish these positions (subject to certain exclusions) will not exceed 5% of the liquidation value of the Fund's assets after taking into account unrealized profits and losses on any such contract the Fund has entered into.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a


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reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies. The use of reverse repurchase agreement proceeds to make investments may be considered to be a speculative technique.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Funds may purchase securities on a when-issued or delayed delivery basis.
In those cases, the purchase price and the interest rate payable on the securities are fixed on the transaction date and delivery and payment may take place a month or more after the date of the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

A Fund will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund will maintain with its custodian a separate account with portfolio securities in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of the securities held in the separate account or from other available sources of cash. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.

DOMESTIC AND FOREIGN BANK OBLIGATIONS

A Fund may invest in fixed-time deposits, which are payable at their stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation and could reduce the Fund's yield. Although fixed-time deposits do not in all cases have a secondary market, there are no contractual restrictions on the Fund's right to transfer a beneficial interest in the deposits to third parties.

Investments that a Fund may make in securities of foreign branches of domestic banks and domestic and foreign branches of foreign banks may involve certain risks, including future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on such securities, the possible seizure or nationalization of foreign deposits, differences from domestic banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign governmental laws or restrictions applicable to the payment of certificates of deposit or time deposits which might affect adversely the payment of principal and interest on such securities held by the Fund.

ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, purchased over-the-counter (OTC) options and repurchase agreements maturing in more than seven days.


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The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the investment adviser of each Fund, pursuant to guidelines approved by the Board. The investment adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The investment adviser monitors the liquidity of the securities in each Fund's portfolio and reports periodically on such decisions to the Board.

TEMPORARY DEFENSIVE POSITION

When a Fund assumes a temporary defensive position, it may invest in (i) short-term U.S. Government Securities, (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and that are insured by the Federal Deposit Insurance Corporation, (iii) commercial paper of prime quality rated Prime-2 or higher by Moody's or A-2 or higher by S&P or, if not rated, determined by the Adviser to be of comparable quality, (iv) repurchase agreements covering any of the securities in which the Fund may invest directly and (v) money market mutual funds.

The Funds may invest in the securities of other investment companies within the limits prescribed by the 1940 Act. Under normal circumstances, each Fund intends to invest less than 5% of the value of its net assets in the securities of other investment companies. In addition to the Fund's expenses (including the various fees), as a shareholder in another investment company, a Fund would bear its pro rata portion of the other investment company's expenses (including fees).


                           3.  INVESTMENT LIMITATIONS

Except as required by the 1940 Act, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations which are fundamental policies of the Fund and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities (as defined in the Prospectus). A Fund may not:

     (1) Diversification: With respect to 75 percent of its assets, the Fund may not purchase a security other than a U.S. Government Security if, as a result, more than five percent of the Fund's total assets would be invested in the securities of a single issuer or the Fund would own more than ten percent of the outstanding voting securities of any single issuer; provided, however, that each Fund may invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

     (2) Concentration: The Fund may not purchase securities if, immediately after the purchase, more than 25 percent of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities, repurchase agreements covering U.S. Government Securities, foreign government securities, mortgage related or housing-related securities, municipal securities, and issuers domiciled in a single country; that financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); that utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone); that will each invest more than 25 percent of the value of the Fund's total assets in obligations of


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     domestic and foreign financial institutions and their holding companies;
     and that each Fund may invest all of a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

     (3) Borrowing: Each Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests; but not in excess of 33 1/3 percent of the value of the Fund's total assets (as computed immediately after the borrowing).

     (4) Issuance of Senior Securities: The Fund may not issue senior securities except to the extent permitted by the 1940 Act.

     (5) Underwriting Activities: The Fund may not underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

     (6) Making Loans: The Fund may not make loans, except the Funds may enter into repurchase agreements, purchase debt securities that are otherwise permitted investments and lend portfolio securities.

     (7) Purchases and Sales of Real Estate: The Fund may not purchase or sell real estate, any interest therein or real estate limited partnership interests, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

     (8) Purchases and Sales of Commodities: The Fund may not purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities, provided that currencies and currency-related contracts and contracts on indices are not deemed to be physical commodities.

NONFUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations which are not fundamental policies of the Fund and may be changed by the Board.

     (1) Borrowing: Borrowing for other than temporary or emergency purposes or meeting redemption requests is limited to five percent of the value of each Funds total assets except in the case of Intermediate U.S. Government Fund, and Managed Fixed Income Fund. Where a Fund establishes a segregated account to limit the amount of leveraging of the Fund with respect to certain investment techniques, the Fund does not treat those techniques as involving borrowings fro purposes of this limitation.

     (2) Illiquid Securities: No Fund may acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than (i) fifteen percent of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable, including securities that are not readily marketable by virtue of restrictions on the sale of such securities to the public without registration under the Securities Act of 1933 ("Restricted Securities") or
     (ii) ten percent of the Fund's total assets would be invested in Restricted Securities.

     (3) Other Investment Companies: The Fund may not invest in securities of another investment company, except to the extent permitted by the 1940 Act.

     (4) Margin and Short Sales: Except for Intermediate U.S. Government Fund, a Fund may not purchase securities on margin or make short sales of securities (except short sales against the box) except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities. A Fund may make margin deposits in connection with permitted transactions in options and futures contracts. A Fund may not enter short sales if, as a result, more that 25% of the value of the Fund's total assets would be so invested, or


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

     such a position would represent more than 2% of the outstanding voting securities of any single issuer or class of an issuer.

     (5) Unseasoned Issuers: The Fund may not invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors, unless guaranteed as to principal and interest by an issuer in whose securities the Fund could invest, if, as a result, more than five percent of the value of the Fund's total assets would be so invested; provided, that the Fund may invest all of a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

     (6) Pledging: The Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings.

     (7) Investments by Officers and Trustees: The Fund may not invest in or hold securities of any issuer if, to the Trust's knowledge, officers and trustees of the Trust or an investment adviser to the Fund, individually owning beneficially more than one-half of one percent of the securities of the issuer, in the aggregate own more than five percent of the issuer's securities.

     (8) Oil, Gas and Mineral Investments: The Fund may not invest in interests in oil and gas or interests in other mineral exploration or development programs, including oil, gas and other mineral leases and the Fund may not invest in real estate limited partnerships.

     (9) Securities With Voting Rights: No Fixed Income Fund may purchase securities having voting rights, except securities of other investment companies.

     (10) Warrants: Each Fund may not purchase warrants if, as a result, more that 5% of the value of the Fund's total assets would be so invested.

     (11) Options: Each Fund may not purchase an option if, as a result, more that 5% of the value of the Fund's total assets would be so invested.


                      4.  PERFORMANCE DATA AND ADVERTISING

Quotations of performance may from time to time be used in advertisements, sales literature, shareholder reports or other communications to shareholders or prospective investors. All performance information supplied by the Funds is historical and is not intended to indicate future returns. Each Fund's yield and total return fluctuate in response to market conditions and other factors. The value of a Fund's shares when redeemed may be more or less than their original cost.

In performance advertising the Funds may compare any of their performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., or other companies which track the investment performance of investment companies ("Fund Tracking Companies").
Each Fund may also compare any of its performance information with the performance of recognized stock, bond and other indexes, including but not limited to Standard & Poor's 500 Composite Stock Index, Russell 2000 Index, Morgan Stanley - Europe, Australian and Far East Index, Lehman Brothers Intermediate Government Index, Lehman Brothers Intermediate Government/Corporate Index, Salomon Brothers Bond Index, Shearson Lehman Bond Index, the Dow Jones Industrial Average, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Funds may refer to general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). In addition, the Funds may refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

SEC YIELD CALCULATIONS

Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that each Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Also, Norwest and others may charge the various retirement plans or other shareholders that invest in a Fund fees in connection with an investment in a Fund, which will have the effect of reducing the Fund's net yield to those shareholders. The yields of a Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of a Fund with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

Standardized yields for the Funds used in advertising are computed by dividing a Fund's interest income (in accordance with specific standardized rules) for a given 30 days or one month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate. In general, interest income is reduced with respect to municipal securities purchased at a premium over their par value by subtracting a portion of the premium from income on a daily basis. In general, interest income is increased with respect to municipal securities purchased at original issue at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining each Fund's standardized yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

For the 30-day period ended October 31, 1995 the annualized yield of each of the Fixed Income Funds was as follows.

[Yield Table]

TOTAL RETURN CALCULATIONS

Standardized total returns quoted in advertising and sales literature reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Funds.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment, over such periods according to the following formula:

     P(1+T) to the power of n = ERV

     Where:
          P = a hypothetical initial payment of $1,000
          T = average annual total return
          n = number of years


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

          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.

In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Period total return is calculated according to the following formula:

     PT = (ERV/P-1)

     Where:
          PT = period total return.
          The other definitions are the same as in average annual total return above.

The average annual total return of each class of each Fund for the periods ended October 31, 1995 was as follows. The actual dates of the commencement of each Fund's operations is listed in the Fund's financial statements.

[Total Return Table]

OTHER ADVERTISEMENT MATTERS

The Funds may advertise other forms of performance. For example, the Funds may quote unaveraged or cumulative total returns reflecting the change in the value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration a Fund's front-end sales charge or contingent deferred sales charge; excluding sales charges from a total return calculation produces a higher return figure.

The Funds may also include various information in their advertisements. Information included in a Fund's advertisements may include, but is not limited to (i) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity, (ii) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents, (iv) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quartile or daily), (v) information relating to inflation and its effects on the dollar; for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively, (vi) information regarding the effects of automatic investment and systematic withdrawal plans, including the principle of dollar cost averaging, (vii) descriptions of the Funds' portfolio managers and the portfolio management staff of the Advisers or summaries of the views of the portfolio managers with respect to the financial markets, (viii) the results of a hypothetical investment in a Fund over a given number of years, including the amount that the investment would be at the end of the period, (ix) the effects of earning Federally and, if applicable, state tax-exempt income from a Fund or investing in a tax-deferred account, such as an individual retirement account or
Section 401(k) pension plan and (x) the net asset value, net assets or number of shareholders of a Fund as of one or more dates.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of any Fund's performance.

The Funds may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principle of dollar cost averaging. In a dollar cost averaging program, an investor invests a fixed dollar amount in a Fund at period intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not ensure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                       Systematic                 Share               Shares
   Period              Investment                 Price              Purchased
   ------              ----------                 -----              ---------

     1                    $100                     $10                10.00
     2                    $100                     $12                 8.33
     3                    $100                     $15                 6.67
     4                    $100                     $20                 5.00
     5                    $100                     $18                 5.56
     6                    $100                     $16                 6.25
                          ----                     ---                 ----
           Total Invested $600    Average Price $15.17   Total Shares 41.81

In connection with its advertisements each Fund may provide "shareholders letters" which serve to provide shareholders or investors an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices. For instance, advertisements may provide for a message from Norwest or its parent corporation that Norwest has more than 60 years been committed to quality products and outstanding service in order to assist its customers in meeting their financial goals and the reasons Norwest believes that it has been successful as a national financial service firm.


                                 5.  MANAGEMENT

TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk. John Y. Keffer and David R. Keffer are brothers.

John Y. Keffer, Chairman and President.*

     President and Director, Forum Financial Services, Inc. (a registered broker-dealer), Forum Financial Corp. (a registered transfer agent), Forum Advisors, Inc. (a registered investment adviser). Mr. Keffer is a Director, Trustee and officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is 61 Broadway, New York, New York 10006.

Robert C. Brown, Trustee.*

     Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corp. Prior thereto, he was Manager of the Capital Markets Group, Norwest Corporation (a multi-bank holding company and parent of Norwest) until 1991. His address is 1431 Landings Place, Sarasota, Florida 34231.

Donald H. Burkhardt, Trustee.

     Principal, The Burkhardt Law Firm. His address is 777 South Steele Street, Denver, Colorado 80209.


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

James C. Harris, Trustee.

     President and sole Director of James C. Harris & Co., Inc. (a financial consulting firm). Mr. Harris is also a liquidating Trustee and former Director of First Midwest Corporation, a small business investment company. His address is 6950 France Avenue South, Minneapolis, Minnesota 55435.

Richard M. Leach, Trustee.

     Chief Executive Officer, Tee Box Company (a golf equipment manufacturer), since January 1994 and President of Richard M. Leach Associates (a financial consulting firm) since 1992. Prior thereto, Mr. Leach was Senior Adviser of Taylor Investments (a registered investment adviser), a Director of Mountainview Broadcasting (a radio station) and Managing Director, Digital Techniques, Inc. (an interactive video design and manufacturing company). His address is P.O. Box 1888, New London, New Hampshire 03257.

Donald C. Willeke, Trustee

     Principal of the law firm of Willeke & Daniels. His address is 201 Ridgewood Avenue, Minneapolis, Minnesota 55403.

Michael D. Martins, Vice President and Treasurer

     Fund Accounting Manager, Forum Financial Corp., with which he has been associated since 1995. Prior thereto, Mr. Martins was at the audit firm of Deloitte & Touche LLP. Mr. Martins is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

David I. Goldstein, Vice President and Secretary.

     Counsel, Forum Financial Services, Inc., with which he has been associated since 1991. Prior thereto, Mr. Goldstein was associated with the law firm of Kirkpatrick & Lockhart. Mr. Goldstein is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

David R. Keffer, Vice President, Assistant Secretary and Assistant Treasurer.

     Chief Financial Officer, Forum Financial Services, Inc. Mr. Keffer is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is 61 Broadway, New York, New York 10006.

Sara M. Clark, Vice President and Assistant Treasurer.

     Managing Director, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, from 1991 to 1994 Ms. Clark was Controller of Wright Express Corporation (a national credit card company) and for six years prior thereto was employed at Deloitte & Touche LLP as an accountant. Ms. Clark is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

Thomas G. Sheehan, Vice President and Assistant Secretary.

     Counsel, Forum Financial Services, Inc., with which he has been associated since 1993. Prior thereto, Mr. Sheehan was Special Counsel to the Division of Investment Management of the SEC. Mr. Sheehan is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Renee A. Walker, Assistant Secretary.

     Fund Administrator, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, Ms. Walker was an administrator at Longwood Partners (the manager of a hedge fund partnership) for a year. After graduating for college, from 1991 to 1993 Ms. Walker was a sales representative assistant at PaineWebber Incorporated (a broker-dealer).
     Her address is Two Portland Square, Portland, Maine 04101.

COMPENSATION OF TRUSTEES AND OFFICERS

Effective June 1, 1995 each Trustee of the Trust is paid a quarterly retained fee for the Trustee's service to the Trust and to Norwest Select Funds, a separate registered open-end management investment company for which each Trustee serves as trustee. of $4,000. In addition, each Trustee is paid $3,000 for each Board meeting attended (whether in person or by electronic communication) and is paid $1,000 for each Committee meeting attended on a date when a Board meeting is not held. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. Mr. Keffer received no compensation for his services as Trustee for the past year and no officer of the Trust is compensated by the Trust. Prior to June 1, 1995 Trustee of the Trust was paid $1,000 for each Board meeting attended (whether in person or by electronic communication) plus $100 per active portfolio of the Trust and was paid $1,000 for each Committee meeting attended on a date when a Board meeting is not held.

Mr. Burkhart, Chairman of the Trust's and Norwest Select Funds' audit committees, receives additional compensation of $5,000 from the Trust and $1,000 form Norwest Select Funds for his services as Chairman. Mr. Willeke was appointed a Trustee in July 1995 and, accordingly, was not paid any compensation during the Trust's last fiscal year

As of October 1, 1995, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of the Fund.

The following table provides the aggregate compensation paid to the Trustees of the Trust by the Trust and Norwest Select Funds, combined. Information is presented for the year ended May 31, 1995, which was the fiscal year end of 18 of the Trust's portfolios. The Funds have an October 31 fiscal year end.

                                                  Total Compensation From
                           Total Compensation      the Trust and Norwest
                             from the Trust            Select Funds
                             --------------            ------------

     Mr. Brown                   $13,647                  $18,847
     Mr. Burkhart                $16,581                  $25,047
     Mr. Harris                  $13,647                  $18,847
     Mr. Leach                   $13,647                  $18,847

Neither the Trust or Norwest Select Funds has adopted any from of retirement plan covering Trustees or officers. For the Trust's fiscal year ended May 31, 1995 total expenses of the Trustees (other than Mr. Keffer) was $8,795 and total expenses of the trustees of Norwest Select Funds was $4,030. Mr. Keffer currently is not reimbursed for his expenses in serving as Trustee.

TRUSTEES AND OFFICERS OF CORE TRUST

The Trustees and officers of Core Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk. Mr. John Y. Keffer, Mr. David R. Keffer and Messrs. Goldstein, Martins and Sheehan, officers of Core Trust, all currently serve as officers of the Trust. Accordingly, for background information pertaining to these officers, see "Trustees and Officers of the Trust" above.


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

John Y. Keffer*, Chairman and President.

Costas Azariadis, Trustee.

     Professor of Economics, University of California, Los Angeles, since July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.

James C. Cheng, Trustee.

     Managing Director, Forum Financial Services, Inc. since September 1991. President of Technology Marketing Associates (a marketing consulting company) since September 1991. Prior thereto, Mr. Cheng was President and Chief Executive Officer of Network Dynamics, Incorporated (a software development company). His address is Two Portland Square, Portland, Maine 04101.

J. Michael Parish, Trustee.

     Partner at the law firm of Winthrop Stimson Putnam & Roberts since 1989. Prior thereto, he was a partner at LeBoeuf, Lamb, Leiby & MacRae, a law firm of which he was a member from 1974 to 1989. His address is 40 Wall Street, New York, New York 10005.

Michael D. Martins, Treasurer

David R. Keffer, Vice President, Assistant Secretary and Assistant Treasurer.

David I. Goldstein, Secretary.

Thomas G. Sheehan, Assistant Secretary.

Max Berueffy, Assistant Secretary.

     Counsel, Forum Financial Services, Inc., with which he has been associated since May 1994. For seven years prior to that, Mr. Berueffy held various positions on the staff of the U.S. Securities and Exchange Commission. His last position was Senior Special Counsel in the Division of Investment Management. Mr. Berueffy is also an officer of various registered invest-ment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

INVESTMENT ADVISORY SERVICES

NORWEST INVESTMENT MANAGEMENT

Norwest Investment Management, a part of Norwest Bank Minnesota, N.A., is required to furnish at its expense all services, facilities and personnel necessary in connection with managing each Fund's investments and effecting portfolio transactions for each Fund. Under its advisory agreements, Norwest may delegate its responsibilities to any investment subadviser approved by the Board with respect to all or a portion of the assets of a Fund.

The Advisory Agreement between each Fund and Norwest will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of the shareholders of the Fund, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.

The Advisory Agreement with respect to a Fund is terminable without penalty by the Fund with respect to that Fund on 60 days written notice when authorized either by vote of the Fund's shareholders or by a vote of a majority of the

Board, or by the Adviser on not more than 60 days nor less than 30 days written notice, and will automatically terminate in the event of its assignment. The Advisory Agreements also provide that, with respect to each Fund, neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its or their duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser's or their duties or by reason of reckless disregard of its or their obligations and duties under the Advisory Agreement. The Advisory Agreements provide that the Adviser may render service to others.

In addition to receiving its advisory fee from the Funds, Norwest may also act and be compensated as investment manager for its clients with respect to assets which are invested in a Fund. In some instances Norwest may elect to credit against any investment management, custodial or other fee received from, or rebate to, a client who is also a shareholder in the Fund an amount equal to all or a portion of the fees received by Norwest or any affiliate of Norwest from a Fund with respect to the client's assets invested in the Fund.

The advisory fees are accrued daily and paid monthly. Norwest, in its sole discretion, may waive all or any portion of its advisory fee with respect to each Fund. Norwest has agreed to reimburse the Trust for certain of each Fund's operating expenses (exclusive of interest, taxes and brokerage fees, organization expenses and, if applicable, distribution expenses, all to the extent permitted by applicable state law or regulation) which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The Trust may elect not to qualify its shares for sale in every state. For the purpose of this obligation to reimburse expenses, a Fund's annual expenses are estimated and accrued daily, and any appropriate estimated payments will be made by Norwest monthly. Subject to these obligations, the Trust pays for all of its expenses.

Subject to the obligations of Norwest to reimburse the Trust for its excess expenses as described above, the Trust has, under the Investment Advisory Agreements, confirmed its obligation to pay all its other expenses, including:
(i) interest charges, taxes, brokerage fees and commissions; (ii) certain insurance premiums; (iii) fees, interest charges and expenses of the Trust's custodian, transfer agent and dividend disbursing agent; (iv) fees of pricing, interest, dividend, credit and other reporting services; (v) costs of membership in trade associations; (vi) telecommunications expenses; (vii) auditing, legal and compliance expenses; (viii) costs of the Trust's formation and maintaining its existence; (ix) costs of preparing and printing the Trust's prospectuses, statements of additional information, account application forms and shareholder reports and delivering them to existing and prospective shareholders; (x) costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts and of calculating the net asset value of shares of the Trust; (xi) costs of reproduction, stationery and supplies; (xii) compensation of the Trust's trustees, officers and employees who are not employees of the Adviser, Forum Financial Services, Inc. or affiliated persons of the Adviser or Forum Financial Services, Inc. and costs of other personnel performing services for the Trust; (xiii) costs of corporate meetings; (xiv) registration fees and related expenses for registration with the SEC and the securities regulatory authorities of other countries in which the Trust's shares are sold; (xv) state securities law registration fees and related expenses;
(xvi) fees and out-of-pocket expenses payable to Forum Financial Services, Inc. under any distribution, management or similar agreement; (xvii) and all other fees and expenses paid by the Trust pursuant to any distribution or shareholder service plan adopted pursuant to Rule 12b-1 under the Act.

The following table shows the dollar amount of fees payable under the Investment Advisory Agreements between Norwest and the Trust with respect to each Fund, the amount of fee that was waived by Norwest, if any, and the actual fee received by Norwest. The data is for the past fiscal year.

[Fee Table]

SUBADVISORY ARRANGEMENTS

With respect to each of, Diversified Equity Fund and Growth Equity Fund (the Funds that may invest in international securities), Norwest and the Trust have entered into Subadvisory Agreements with Schroder.

Schroder makes investment decisions for each of the Funds listed above and continuously reviews, supervises and administers each Fund's investment program with respect to that portion, if any, of the respective Fund's portfolio that Norwest has so delegated. Schroder is required to furnish at its own expense all services, facilities and personnel


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

necessary in connection with managing of each Fund's investments and effecting portfolio transactions for each Fund (to the extent of Norwest's delegation).

The Subadvisory Agreements among those Funds, Norwest and the Subadviser will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of the shareholders of the Fund, and in either case by a majority of the Trustees who are not parties to the Subadvisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Subadvisory Agreement.

The Subadvisory Agreement with respect to a Fund is terminable without penalty by the Fund with respect to that Fund on 60 days written notice when authorized either by vote of the Fund's shareholders or by a vote of a majority of the Board, or by the Subadviser on not more than 60 days nor less than 30 days written notice, and will automatically terminate in the event of its assignment. The Subadvisory Agreements also provide that, with respect to each Fund, neither the Subadviser nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its or their duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of the Subadviser's or their duties or by reason of reckless disregard of its or their obligations and duties under the Subadvisory Agreement. The Subadvisory Agreements provide that the Subadviser may render services to others.

The Subadvisory fees are accrued daily and paid monthly. Each Subadviser, in its sole discretion, may waive all or any portion of its subadvisory fee with respect to each Fund.

The following table shows the dollar amount of fees payable under the Subadvisory Agreements with respect to each Fund, the amount of fee that was waived by the Subadviser, if any, and the actual fee received by Norwest. The data is for the past fiscal year.

[Fee Table]

ADMINISTRATION

Forum supervises the overall management of the Trust (which includes, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the Trust's transfer agent and custodian and arranging for maintenance of books and records of the Trust) and provides the Trust with general office facilities pursuant to a Management Agreement.

The Management Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party.

The Management Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to any Fund by vote of that Fund's shareholders or by either party on not more than 60 days' nor less than 30 days' written notice. The Management Agreement also provides that, with respect to each Fund, neither Forum nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its or their duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's or their duties or by reason of reckless disregard of its or their obligations and duties under the Management Agreement.

The following table shows the dollar amount of fees payable under the Management Agreement between Forum and the Trust with respect to each Fund, the amount of fee that was waived by Forum, if any, and the actual fee received by Forum. The data is for the past fiscal year.

[Fee Table]

DISTRIBUTION


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Forum also acts as distributor of the shares of the Fund.  Forum acts as distributor of the Funds pursuant to a Distribution Services Agreement with the Trust. Forum distributes shares of each Fund on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.

Under the Distribution Services Agreement, the Trust has agreed to indemnify, defend and hold Forum, and any person who controls Forum within the meaning of
Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Forum or any such controlling person may incur, under the 1933 Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Trust's Registration Statement or a Fund's Prospectus or Statement of Additional Information in effect from time to time under the 1933 Act or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading. Forum is not, however, protected against any liability to the Trust or its shareholders to which Forum would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of Forum's reckless disregard of its obligations and duties under the Distribution Services Agreement.

With respect to each Fund, the Distribution Services Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not parties to the Distribution Services Agreement or interested persons of any such party and, with respect to each class of a Fund for which there is an effective plan of distribution adopted pursuant to Rule 12b-1, who do not have any direct or indirect financial interest in any distribution plan of the Fund or in any agreement related to the distribution plan cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Services Agreement terminates automatically if assigned. With respect to each Fund, the Distribution Services Agreement may be terminated at any time without the payment of any penalty (i) by the Board or by a vote of the Fund's shareholders or, with respect to each class of a Fund for which there is an effective plan of distribution adopted pursuant to Rule 12b-1, a majority of Trustees who do not have any direct or indirect financial interest in any such plan or in any agreements related to the plan, on 60 days' written notice to Forum or (ii) by Forum on 60 days' written notice to the Trust.

Under the Distribution Services Agreement, Forum receives, and may reallow to certain financial institutions, the initial sales charges assessed on purchases of A Shares of the Funds. With respect to B Shares of each Fund, the Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") which authorizes the payment to Forum under the Distribution Services Agreement of a distribution services fee, which may not exceed an annual rate of 0.75%, and a maintenance fee in an amount equal to 0.25%, of the average daily net assets of the Fund attributable to the B Shares.

The Plan provides that all written agreements relating to the Plan must be in a form satisfactory to the Board. In addition, the Plan requires the Trust and Forum to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Funds and Forum pursuant to the Plan and identifying the distribution activities for which those expenditures were made.

The Plan provides that, with respect to each class of each Fund to which it applies, it will remain in effect for one year from the date of its adoption and thereafter may continue in effect for successive annual periods provided it is approved by the shareholders of the respective class or by the Board, including a majority of trustees who are not interested persons of the Trust and who have no direct or indirect interest in the operation of the Plan, the Distribution Services Agreement or any agreement related to the Plan. The Plan further provides that it may not be amended to increase materially the costs which may be borne by the Trust for distribution pursuant to the Plan without shareholder approval and that other material amendments to the Plan must be approved by the trustees in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of the Board or by the shareholders of the respective classes.


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

As of the date hereof, the Trust had not yet commenced operations with respect to A Shares and B Shares of the Funds. Thus, Forum had not yet received any fee for its distribution services with respect to each Fund's B Shares nor any sales charges with respect to sales of each Fund's A Shares.

TRANSFER AGENT

Norwest acts as Transfer Agent of the Trust pursuant to a Transfer Agency Agreement. The Transfer Agency Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Transfer Agency Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Transfer Agency Agreement.

Among the responsibilities of the Transfer Agent as agent for the Trust are:
(1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, (4) assisting in processing purchase and redemption transactions and receiving wired funds; (5) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (6) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (7) furnishing periodic statements and confirmations of purchases and redemptions; (8) transmitting proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (9) receiving, tabulating and transmitting to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (10) providing such other related services as the Trust or a shareholder may request.

For its services, the Transfer Agent receives from the Trust, with respect to each Fund a fee computed and paid monthly at the annual rate of 0.25% of the Fund's average daily net assets (or, in those Funds with more than one class, the Fund's average daily net assets attributable to the class).

CUSTODIAN

Pursuant to a Custodian Agreement, Norwest acts as the custodian of the Trust's assets. The custodian's responsibilities include safeguarding and controlling the Trust's cash and securities, determining income and collecting interest on Fund investments. For these services, the custodian receives no fee. The custodian receives a separate fee for performing certain functions in connection with loans of portfolio securities.

Pursuant to rules adopted under the 1940 Act, each Fund may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Fund assets. The custodian employs qualified foreign subcustodians to provide custody of the Funds' foreign assets in accordance with applicable regulations.

A Fund will not pay custodian fees to the extent the Fund invests in shares of another registered investment company. Where the Fund's investments consists solely of such shares, the Fund will pay no custodian fees directly

The Chase Manhattan Bank, N.A. serves as custodian to International Portfolio II of Core Trust and is compensated by Core Trust with respect to that Portfolio. Norwest serves as custodian of Small Company Portfolio and Index Portfolio of Core Trust and receives no compensation for its services to those Portfolios.

PORTFOLIO ACCOUNTING

Forum Financial Corp., an affiliate of Forum, performs portfolio accounting services for each Fund pursuant to a Fund Accounting Agreement with the Trust. The Fund Accounting Agreement will continue in effect only if such


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

continuance is specifically approved at least annually by the Board or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Fund Accounting Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Fund Accounting Agreement.

Under its agreement, FFC prepares maintains books and records of each Fund on behalf of the Trust that are required to be maintained under the 1940 Act, calculates the net asset value per share of each Fund (and class thereof) and dividends and capital gain distributions and prepares periodic reports to shareholders and the SEC. For its services, FFC receives from the Trust with respect to each Fund a fee of $36,000 per year plus, for each class of the Fund above one, $6,000 per year. In addition, FFC is paid an additional $12,000 per year with respect to tax-free money market Funds, global and international Funds and Funds with more than 25% of their total assets invested in asset backed securities, that have more than 100 security positions or that have a monthly portfolio turnover rate of 10% or greater.

FFC is required to use its best judgment and efforts in rendering fund accounting services and is not be liable to the Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. FFC is not responsible or liable for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control and the Trust has agreed to indemnify and hold harmless FFC, its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses of every nature and character arising out of or in any way related to FFC's actions taken or failures to act with respect to a Fund or based, if applicable, upon information, instructions or requests with respect to a Fund given or made to FFC by an officer of the Trust duly authorized. This indemnification does not apply to FFC's actions taken or failures to act in cases of FFC's own bad faith, willful misconduct or gross negligence.

The following table shows the dollar amount of fees payable to FFC for its portfolio accounting services with respect to each Fund, the amount of fee that was waived by FFC, if any, and the actual fee received by FFC. The data is for the past fiscal year.

[Fee Table]

FFC performs similar services for each Portfolio and, in addition, acts as each Portfolio's transfer agent.

EXPENSES

The Trust may elect not to qualify its shares for sale in every state. The Adviser has agreed to reimburse the Trust for certain of the operating expenses of the Funds (exclusive of interest, taxes, brokerage, fees and organization expenses, all to the extent permitted by applicable state law or regulation) which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. Forum believes that currently the most restrictive expense ratio limitation imposed by any state is 2-1/2% of the first $30 million of each Fund's average net assets, 2% of the next $70 million of its average net assets and 1-1/2% of its average net assets in excess of $100 million. For the purpose of this obligation to reimburse expenses, a Fund's annual expenses are estimated and accrued daily, and any appropriate estimated payments will be made by the Adviser or the manager and distributor monthly.

Subject to the obligations of Norwest to reimburse the Trust for its excess expenses as described above, the Trust has, under the Investment Advisory Agreements, confirmed its obligation to pay all its other expenses, including:
(i) interest charges, taxes, brokerage fees and commissions; (ii) certain insurance premiums; (iii) fees, interest charges and expenses of the Trust's custodian, transfer agent and dividend disbursing agent; (iv) telecommunications expenses; (v) auditing, legal and compliance expenses; (vi) costs of the Trust's formation and maintaining its existence; (vii) costs of preparing and printing the Trust's prospectuses, statements of additional information, account application forms and shareholder reports and delivering them to existing and prospective shareholders; (viii) costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts and of calculating the net asset value of shares of the Trust; (ix) costs of reproduction, stationery and supplies; (x) compensation of the Trust's trustees, officers and employees and costs of other personnel performing services for the Trust who are not officers of the Adviser, Forum Financial Services, Inc. or affiliated persons of the Adviser or Forum Financial Services, Inc.; (xi) costs of corporate meetings; (xii) registration fees and related expenses for registration with the SEC and the securities regulatory authorities of other countries in which the Trust's shares are sold; (xiii) state securities law registration fees


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

and related expenses; (xiv) fees and out-of-pocket expenses payable to Forum Financial Services, Inc. under any distribution, management or similar agreement; (xv) and all other fees and expenses paid by the Trust pursuant to any distribution or shareholder service plan adopted pursuant to Rule 12b-1 under the Act.

                              6.  OTHER INFORMATION

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of all Funds are sold on a continuous basis by the distributor.

Set forth below is an example of the method of computing the offering price of the Funds' A Shares. All other shares of the Trust are offered at their next determined net asset value. The example assumes a purchase of A Shares of a hypothetical fund ("Fund Q") in an amount such that the purchase would be subject to the fund's maximum sales charge (in this case, 4.5%) at a price based on a hypothetical net asset value per share of A Shares of the fund. Offering price is determined as follows: Net asset value per share times the sum of one
(1) plus the sales charge expressed as a percentage (for example 4.5% would equal 0.045).

                               Net Asset                Offering
                            Value Per Share               Price
                            ---------------               -----

     Fund Q                      11.49                    12.00

STATEMENT OF INTENTION

As more fully described in the Prospectus, investors may obtain reduced sales charges with respect to the purchase of A Shares of the Funds by means of a written Statement of Intention, which expresses the investor's intention to invest not less than $100,000 within a period of 13 months in A Shares of a Fund. The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. A Shares purchased with the first 5% of such amount will be held subject to a registered pledge (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such pledged shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the shares will be released from pledge.

EXCHANGES

By making an exchange, the investor authorizes the Trust's transfer agent to act on telephonic instructions from any person representing himself or herself to be the investor and believed by the Trust's transfer agent to be genuine. The records of the Trust's transfer agent of such instructions are binding. The exchange procedures may be modified or terminated at any time upon appropriate notice to shareholders. For Federal income tax purposes, exchanges are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than his basis in such shares at the time of such transaction.

Shareholders of A Shares may purchase, with the proceeds from a redemption of all or part of their shares, A Shares of the other funds of the Trust that offer A Shares or Investor class shares ("Investor Shares") of Ready Cash Investment Fund or Municipal Money Market Fund, two money market portfolios of the Trust. Shareholders of B Shares may purchase, with the proceeds from a redemption of all or part of their shares, B Shares of the other funds of the Trust that offer B Shares or Exchange class shares ("Exchange Shares") of Ready Cash Investment Fund.

Shareholders of Investor Shares of Ready Cash Investment Fund and Municipal Money Market Fund may purchase, with the proceeds from a redemption of all or part of their shares, Investor Shares of the other Fund or A Shares of the funds of the Trust that offer A Shares. Shareholders of Exchange Shares of Ready Cash Investment Fund may purchase, with the proceeds from a redemption of all or part of their shares, B Shares of the funds of the Trust that offer B Shares.


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

Shareholders of A Shares or Investor Shares making an exchange will be subject to the applicable sales charge of any A Shares acquired in the exchange; provided, that the sales charge charged with respect to the acquired shares will be assessed at a rate that is equal to the excess (if any) of the rate of the sales charge that would be applicable to the acquired shares in the absence of an exchange over the rate of the sales charge previously paid on the exchanged shares. For purposes of the preceding sentence, A Shares acquired through the reinvestment of dividends or distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid.

In addition, A Shares and Investor Shares acquired by a previous exchange transaction involving shares on which a sales charge has directly or indirectly been paid (e.g., shares purchased with a sales charge or issued in connection with an exchange transaction involving shares that had been purchased with a sales charge), as well as additional shares acquired through reinvestment of dividends or distributions on such shares will be treated as if they had been acquired subject to that sales charge.

B Shares may be exchanged without the payment of any contingent deferred sales charge; however, B Shares or Exchange Shares acquired as a result of such exchange and subsequently redeemed will nonetheless be subject to the contingent deferred sales charge applicable to the original B Shares as if those shares were being redeemed at that time. Exchange Shares may be exchanged without the payment of any contingent deferred sales charge; however, B Shares acquired as a result of such exchange and subsequently redeemed will nonetheless be subject to the contingent deferred sales charge applicable to the Exchange Shares as if those shares were being redeemed at that time.

REDEMPTIONS

In addition to the situations described in the Prospectus with respect to the redemptions of shares, the Trust may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus from time to time.

Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partially in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed a formal election with the SEC pursuant to which a Fund will only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

CONTINGENT DEFERRED SALES CHARGE (A SHARES)

Certain A Shares of the Funds on which no initial sales charge was assessed, that are redeemed within specified periods after the purchase date will be subject to a contingent deferred sales charge upon redemption.

RIGHT OF ACCUMULATION. Contingent deferred sales charges may be charged on redemptions of A Shares purchased pursuant to the Cumulative Quantity Discount (Right of Accumulation). The contingent deferred sales charge will apply to A Shares purchased if the value of those shares on the date of purchase plus the net asset value of any Investor Shares held by the shareholder (as of the close of business on the previous Fund Business Day) of all A Shares held by the shareholder exceed $1,000,000. For example, if a shareholder has made prior purchases of A Shares which now have a value of $900,000, the purchase of $150,000 of A Shares will not be subject to an initial sales charge but will be subject to the contingent deferred sales charge. The $900,000 of A Shares is not subject to the contingent deferred sales charge.

STATEMENT OF INTENTION. Contingent deferred sales charges may be charged on redemptions of A Shares purchased pursuant to a Statement of Intention ("SOI"). The contingent deferred sales charge will not apply to SOIs of under $1,000,000 and will not be applied to SOIs for a greater amount if the shareholder never purchases $1,000,000 or more of A Shares under the SOI. If a shareholder purchases $1,000,000 or more under an SOI, the contingent deferred sales charge will apply with respect to the entire amount purchased. The holding period for each A Share, however, shall be determined from the date the share was purchased. If the shareholder redeems A Shares during the period that the SOI


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

is in effect, a contingent deferred sales charge will be charged at the time the shareholder has purchased $1,000,000 or more worth of A Shares pursuant to the SOI and will be assessed at the rate applicable in the case of a single purchase of the minimum amount specified in the SOI. If the shareholder purchases less than the amount specified under the SOI, an additional contingent deferred sales charge may be assessed in respect of A Shares previously redeemed based on the amount actually purchased pursuant to the SOI.

A Shares purchased by a shareholder within 60 days following the redemption by the shareholder of A Shares in the same Fund with a value at least equal to the A Shares being purchased will not be subject to a contingent deferred sales charge; provided, however, that this exemption is not applicable to more than two purchases within a 12-month period.

CONTINGENT DEFERRED SALES CHARGE (A SHARES AND B SHARES)

With respect to A Shares and B Shares of the Funds, certain redemptions are not subject to any contingent deferred sales charge. No contingent deferred sales charge is imposed on (i) redemptions of shares acquired through the reinvestment of dividends and distributions, (ii) involuntary redemptions by a Fund of shareholder accounts with low account balances, (iii) redemptions of shares following the death or disability of a shareholder if the Fund is notified within one year of the shareholder's death or disability, (iv) redemptions to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan. For these purposes, the term disability shall have the meaning ascribed thereto in Section 72(m)(7) of the Code. Under that provision, a person is considered disabled if the person is unable to engage in any substantial activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration. Appropriate documentation satisfactory to the Fund is required to substantiate any shareholder death or disability.

CONVERSION OF B SHARES

The conversion of Exchange Shares to Investor Shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the distribution services fee with respect to the Exchange Shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Code, and (ii) the conversion of Exchange Shares to Investor Shares does not constitute a taxable event under Federal income tax law. The conversion of Exchange Shares to Investor Shares may be suspended if such an opinion is no longer available at the time the conversion is to occur. In that event, no further conversions of Exchange Shares would occur, and shares might continue to be subject to a distribution services fee for an indefinite period, which may extend beyond the specified number of years for conversion of the original B Shares.

DETERMINATION OF NET ASSET VALUE

Securities owned by a Fund for which market quotations are readily available are valued at current market value. The Funds value their securities as follows. A security listed or traded on an exchange is valued at its last sale price (prior to the time as of which assets are valued) on the exchange where it is principally traded. Lacking any such sales on the day of valuation, the security is valued at the mean of the last bid and asked prices. All other securities for which over-the-counter market quotations are readily available generally are valued at the mean of the current bid and asked prices. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board. Debt securities may be valued on the basis of valuations furnished by pricing services which utilize electronic data processing techniques to determine valuations for normal institutional-size trading units of debt securities, without regard to sale or bid prices, when such valuations are believed to more accurately reflect the fair market value of such securities. All assets and liabilities of a Fund denominated in foreign currencies are converted into United States dollars at the mean of the bid and asked prices of such currencies against the United States dollar last quoted by a major bank.

Under procedures adopted by the Board, a net asset value for a Fund later determined to have been inaccurate for any reason will be recalculated. Purchases and redemptions made at a net asset value determined to have been inaccurate will be adjusted, although in certain circumstances, such as where the difference between the original net asset value and the recalculated net asset value divided by the recalculated net asset value is 0.005 (1/2 of 1%) or less or shareholder transactions are otherwise insubstantially affected, further action is not required.


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PORTFOLIO TRANSACTIONS

Investment decisions for the Funds will be made independently from those for any other client account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the respective Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Advisers occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

Purchases and sales of fixed income portfolio securities are generally effected as principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities.
There usually are no brokerage commissions paid for such purchases. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and ask prices. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed fixed commission or discount.

Purchases and sales of equity securities on exchanges are generally effected through brokers who charge commissions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Advisers in their best judgment and in a manner deemed to be in the best interest of shareholders of the Funds rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Fund. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on foreign stock exchanges these commissions are generally fixed. Where transactions are executed in the over-the-counter market, the Fund will seek to deal with the primary market makers; but when necessary in order to obtain best execution, it will utilize the services of others. In all cases the Fund will attempt to negotiate best execution. No Fixed Income Fund paid any brokerage commissions during the fiscal year ended October 31, 1995.

The following table shows the aggregate brokerage commissions with respect to each Equity Fund with respect to each Fund's investment in equity securities. The data is for the past fiscal year.

[Commission Table]

A Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commission, including certain dealer spreads, paid in connection with securities transactions, the Advisers take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Advisers may also take into account payments made by brokers effecting transactions for a Fund (i) to the Fund or
(ii) to other persons on behalf of the Fund for services provided to it for which it would be obligated to pay.

In addition, the Advisers may give consideration to research services furnished by brokers to the Advisers for their use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers.
Such research and analysis may be used by the Advisers in connection with services to clients other than the Funds, and the Advisers' fees are not reduced by reason of the Advisers' receipt of the research services.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to the obligation to seek the most favorable price and execution available and such other policies as the Board may determine,


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

an Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

Subject to the general policies regarding allocation of portfolio brokerage as set forth above, the Board has authorized the Advisers to employ their respective affiliates to effect securities transactions of the Funds, provided certain other conditions are satisfied. Payment of brokerage commissions to an affiliate of an Adviser for effecting such transactions is subject to Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on securities exchanges paid by a registered investment company to a broker which is an affiliated person of such investment company, or an affiliated person of another person so affiliated, not exceed the usual and customary brokers' commissions for such transactions. It is the Funds' policy that commissions paid to Schroder Securities Limited, Norwest Investment Management, Inc. and other affiliates of an Adviser will, in the judgment of the Adviser responsible for making portfolio decisions and selecting brokers, be (i) at least as favorable as commissions contemporaneously charged by the affiliate on comparable transactions for its most favored unaffiliated customers and (ii) at least as favorable as those which would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Board, including a majority of the non-interested Trustees, has adopted procedures to ensure that commissions paid to affiliates of an Adviser by the Funds satisfy the foregoing standards.

The Fund has no understanding or arrangement to direct any specific portion of its brokerage to Schroder Securities, and will not direct brokerage to Schroder Securities in recognition of research services.

TAXATION

Each Fund intends for each taxable year to qualify for tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements each Fund must meet to qualify for such treatment, and of the application of state and local tax laws to his or her particular situation.

Certain listed options and regulated futures contracts are considered "section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by a Fund at the end of each taxable year will be "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by a Fund on section 1256 contracts generally will be considered a 60 percent long-term and 40 percent short-term capital gain or loss. Each Fund can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

With respect to over-the-counter put and call options, gain or loss realized by a Fund upon the lapse or sale of such options held by such Fund will be either long-term or short-term capital gain or loss depending upon the Fund's holding period with respect to such option. However, gain or loss realized upon the lapse or closing out of such options that are written by a Fund will be treated as short-term capital gain or loss. In general, if a Fund exercises an option, or an option that a Fund has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.

Any option, futures contract, or other position entered into or held by a Fund in conjunction with any other position held by such Fund may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that (i) loss realized on disposition of one position of a straddle not be recognized to the extent that a Fund has unrealized gains with respect to the other position in such straddle;
(ii) a Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in any gain being treated as short-term capital gain rather than long-term capital gain); (iii) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60 percent long-term and 40 percent short-term capital loss; (iv) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (v) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of section 1256 contracts.

COUNSEL AND AUDITORS

Legal matters in connection with the issuance of shares of beneficial interest of the Trust are passed upon by the law firm of Seward & Kissel, One Battery Park Plaza, New York, New York 10004.

__________, independent auditors, acts as auditors for the Trust.

OWNERSHIP OF FUND SHARES

Prior to the public issuance of shares of the Funds, due to its initial investment, Forum owned all outstanding shares of each Fund and, accordingly, may be deemed to be a controlling person of each Fund. Upon the investment in each Fund by public shareholders, Forum ceased to be a controlling person of any Fund. As of February ___, 1995, the Trustees and officers of the Trust in the aggregate owned less than one percent of the outstanding shares of each Fund.

The following persons owned of record 5% or more of the outstanding shares of a Fund, or any class thereof, as of February ___, 1995:

[5% Shareholder Table]

ADDITIONAL INFORMATION ABOUT THE TRUST

Currently, the Trust is divided into thirty-one separate series representing shares of each of the five Funds and shares of Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury Fund, Municipal Money Market Fund, Adjustable U.S. Government Reserve Fund, Government Income Fund, Income Fund, Total Return Bond Fund, Tax-Free Income Fund, Arizona Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, Income Stock Fund, ValuGrowth Stock Fund, Small Company Stock Fund, Contrarian Stock Fund, Large Company Growth Fund, Small Company Growth Fund, International Fund, Index Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Managed Fixed Income Fund and Short Maturity Investment Fund. The Trust has received an order from the SEC permitting the issuance and sale of separate classes of shares representing interests in each of the Trust's portfolios. It is anticipated, however, that the Trust will operate the classes of each Fund in accordance with rules of the SEC adopted after the Trust obtained its exemptive order.

The Board determined that currently no conflict of interest exists between or among each Fund's A Shares, B Shares, and other classes, if any. On an ongoing basis, the Board, pursuant to its fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

The Trust's shareholders are not personally liable for the obligations of the Trust under Delaware law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private corporations for profit. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states, including Texas. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject the Trust shareholders to liability. To guard against this risk, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into by the Trust or its Trustees, and provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which
(1) a court refuses to apply Delaware law, (2) no contractual limitation of liability is in effect, and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the Board believes that the risk of personal liability to a Trust shareholder is extremely remote.


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

FINANCIAL STATEMENTS

The financial statements of each Fund for the year ended October 31, 1995 (which include statements of assets and liabilities, statements of operations, statements of changes in net assets, notes to financial statements, financial highlights, statements of investments and the auditors' report thereon) are included in the Annual Report to Shareholders of the Trust delivered along with this SAI and are incorporated herein by reference.

[To be included in subsequent amendment to Trust's registration statement, filed pursuant to Rule 485(b), to become effective on same day as this amendment]

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Funds' registration statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract of other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                 APPENDIX A - DESCRIPTION OF SECURITIES RATINGS



CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Moody's rates corporate bond issues, including convertible debt issues, as follows:

Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Those bonds in the Aa, A, Baa, Ba or B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

STANDARD AND POOR'S CORPORATION ("S&P")

S&P rates corporate bond issues, including convertible debt issues, as follows:

Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.


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

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

Bonds rated CCC have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Bonds rated C typically are subordinated to senior debt which as assigned an actual or implied CCC debt rating. This rating may also be used to indicate imminent default.

The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating Cl is reserved for income bonds on which no interest is being paid.

Bonds are rated D when the issue is in payment default, or the obligor has filed for bankruptcy. Bonds rated D are in payment default or the obligor has filed for bankruptcy. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will made during such grace period.

Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

FITCH INVESTORS SERVICE, INC. ("FITCH")

Fitch rates corporate bond issues, including convertible debt issues, as follows:

AAA Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, shorter-term debt of these issuers is generally rate F-1+.


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

A Bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD, or D categories.

PREFERRED STOCK

MOODY'S INVESTORS SERVICE, INC.

Moody's rates preferred stock as follows:

An issue rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment among preferred stock issues.

An issue rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

An issue rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

An issue rated baa is considered to be a medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

An issue rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.


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

An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

An issue which is rated c can be regarded as having extremely poor prospects of ever attaining any real investment standing. This is the lowest rated class of preferred or preference stock.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each rating classification from aa through b in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION

S&P rates preferred stock as follows:

AAA is the highest rating that is assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

A preferred stock rated C is a non-paying issue.

A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.


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

COMMERCIAL PAPER

MOODY'S INVESTORS SERVICE, INC.

Moody's two highest ratings for short-term debt, including commercial paper, are Prime-1 and Prime-2. Both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: Leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S CORPORATION

S&P's two highest commercial paper ratings are A-1 and A-2. Issues assigned an A rating are regarded as having the greatest capacity for timely payment.
Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. A-3 issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated A-2 are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

FITCH INVESTORS SERVICE, INC.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1.  Issues assigned this rating reflect an assurance of timely payment only
slightly less in degree than issues rated   F-1+.

F-2. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 rating.

F-3. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D.    Issues assigned this rating are in actual or imminent payment default.


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

                                     PART C
                                OTHER INFORMATION


ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS.

(a)           FINANCIAL STATEMENTS.

Included in the Prospectus:

       For all Funds (A Shares, B Shares and I Shares) for which a Prospectus is contained in this amendment to the Registration Statement:

       None.

Included in the Statement of Additional Information:

       For all Funds (A Shares, B Shares and I Shares) for which a Prospectus is contained in this amendment to the Registration Statement:

       None

(b)    EXHIBITS.

NOTE: * INDICATES THAT THE EXHIBIT IS INCORPORATED HEREIN BY REFERENCE. ALL REFERENCES TO A POST-EFFECTIVE AMENDMENT ("PEA") OR PRE-EFFECTIVE AMENDMENT ("PreEA") ARE TO PEAS AND PreEAS TO REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A, FILE NO. 33-9645.

(1)* Copy of the Declaration of Trust of Registrant as now in effect (filed on July 30, 1993 as Exhibit 1 of PEA 20).

(2)* Copy of By-laws of Registrant as now in effect (filed on July 30, 1993 as Exhibit 2 of PEA 20).

(3)    Not Applicable.

(4)    (a)*   Form of Certificate for shares of Cash Investment Fund Common
              Stock of Registrant (filed on January 31, 1992 as Exhibit 4(a) of
              PEA 15).

       (b)* Form of Certificate for shares of Treasury Fund Common Stock of Registrant (filed on January 31, 1992 as Exhibit 4(b) of PEA 15).

       (c)* Form of Certificate for shares of Municipal Money Market Fund Common Stock of Registrant (filed on January 31, 1992 as Exhibit 4(c) of PEA 15).

       (d)* Form of Certificate for shares of U.S. Government Fund Common Stock of Registrant (filed on January 31, 1992 as Exhibit 4(d) of PEA 15).

       (e)* Form of Certificate for shares of Government Income Fund Common Stock of Registrant (filed on January 31, 1992 as Exhibit 4(e) of PEA 15).

       (f)* Form of Certificate for shares of Ready Cash Investment Fund Common Stock of Registrant (filed on January 31, 1992 as Exhibit 4(f) of PEA 15).

       (g)* Form of Certificate for shares of Minnesota Municipal Bond Fund Common Stock of Registrant (filed on January 31, 1992 as Exhibit 4(g) of PEA 15).


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

       (h)* Form of Certificate for shares of Growth Stock Fund Common Stock of Registrant (filed on January 31, 1992 as Exhibit 4(h) of PEA
              15).

       (i)* Form of Certificate for shares of Prime Altura Income Bond Fund Common Stock of Registrant (filed on January 31, 1992 as Exhibit 4(i) of PEA 15).

       (j)* Form of Certificate for shares of Prime Altura Tax-Free Income Bond Fund Common Stock of Registrant (filed on January 31, 1992 as
              Exhibit 4(j) of PEA 15).

       (k)* Form of Certificate for shares of Prime Altura Adjustable U.S. Government Reserve Fund Common Stock of Registrant and form of Certificate for shares of Prime Altura Tax-Free Income Bond Fund Common Stock of Registrant (filed on December 1, 1992 as Exhibit 4(k) of PEA 17).

       (l)* Form of Certificate for shares of Prime Altura Colorado Tax-Free Fund Common Stock of Registrant and form of Certificate for shares of Prime Altura Tax-Free Income Bond Fund Common Stock of Registrant (filed on December 1, 1992 as Exhibit 4(l) of PEA 17).

       (m)* Form of Certificate for shares of Prime Altura IncomGrowth Stock Fund Common Stock of Registrant (filed on December 1, 1992 as
              Exhibit 4(m) of PEA 17).

       (n)* Form of Certificate for the Arizona Tax-Free Fund shares of beneficial interest (filed on July 30, 1993, as Exhibit 4(n) of PEA 20).

       (o)* Form of Certificate for shares of beneficial interest of each class of each portfolio of Registrant. Except for the names of the classes of shares and cusip numbers. the certificate of each class of each portfolio of Registrant is substantially identical to the form of certificate, and therefore, is omitted pursuant to Rule 483(d)(2) under the 1933 Act (filed on February 18, 1994, as
              Exhibit 4(o) of PEA 23).

(5)    (a)*   Form of Investment Advisory Agreement between Registrant and
              Norwest Bank Minnesota, N.A, relating to shares of the Government
              Income Fund (filed on August 12, 1988 as Exhibit 5(a) of PEA 6).

       (b)* Form of Investment Advisory Agreement between Registrant and Norwest Bank Minnesota, N.A. (filed on October 16, 1987 as Exhibit 5 of PEA 3).

       (c)* Form of Investment Advisory Agreement between Registrant and Norwest Bank Minnesota, N.A. relating to the Prime Altura Income Bond Fund (filed on January 21, 1992 as Exhibit 5(c) of PEA 13).

       (d)* Form of Investment Advisory Agreement between Registrant and Norwest Bank Minnesota, N.A. relating to the Prime Altura Tax-Free Income Bond Fund (filed on January 21, 1992 as Exhibit 5(d) of PEA
              13).

       (e)* Form of Investment Advisory Agreement to be between Registrant and Norwest Bank Minnesota, N.A. relating to the Prime Altura Adjustable U.S. Government Reserve Fund (filed on January 23, 1992 as Exhibit 5(e) of PEA 14).

       (f)* Form of Investment Advisory Agreement to be between Registrant and Norwest Bank Minnesota, N.A. relating to the Prime Altura Colorado Tax-Free Fund (filed on December 2, 1992 as Exhibit 5(f) of PEA
              17).

       (g)* Form of Investment Advisory Agreement to be between Registrant and Norwest Bank Minnesota, N.A. relating to the Prime Altura IncomGrowth Stock Fund (filed on December 2, 1992 as Exhibit 5(g) of PEA 17).

       (h)* Form of Investment Advisory Agreement to be between Registrant and Norwest Bank Minnesota, N.A. relating to the Arizona Tax-Free Fund (filed on June 2, 1993 as Exhibit 5(h) of PEA 19).

       (i)* Advisory Agreement between Registrant and Norwest Bank Minnesota, N.A. relating to Total Return Bond Fund, Arizona Tax-Free Fund, Contrarian Stock Fund and Small Company Stock Fund (filed on April 22, 1994 as Exhibit 5(i) to PEA 24).

       (j)* Form of Investment Advisory Agreement to be between Registrant and Norwest Bank Minnesota, N.A. relating to the Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund, International Fund, Income Equity Fund, Index Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Intermediate U.S. Government Fund, Managed Fixed Income Fund, Stable Income Fund and Short Maturity Investment Fund (filed December 30, 1993 as Exhibit 5(j) of PEA 22).

       (k)* Sub-Investment Advisory Contract between Registrant and Crestone Capital Management, Inc. relating to the Small Company Stock Fund (filed on April 22, 1994 as Exhibit 5(k) to PEA 24).

       (l)* Form of Investment Sub-Advisory Agreement to be between Registrant and Schroder Capital Management International, Inc. relating to the Diversified Equity Fund, Growth Equity Fund, International Fund, Conservative Balanced Fund, Moderate Balanced Fund and Growth Balanced Fund (filed December 30, 1993 as Exhibit 5(l) of PEA 22).

       (m)* Advisory Agreement between Registrant and Norwest Bank Minnesota, N.A., relating to Cash Investment Fund, Treasury Fund, U.S. Government Fund, Ready Cash Investment Fund, Municipal Money Market Fund, Minnesota Tax-Free Fund, Colorado Tax-Free Fund, Government Income Fund, Income Fund, Tax-Free Income Fund, Adjustable U.S. Government Reserve Fund, ValuGrowth Stock Fund, and Income Stock Fund (filed on April 22, 1994 as Exhibit 5(m) to PEA 24).

(6)    (a)*   Management and Distribution Agreement between Registrant and Forum
              Financial Services, Inc. relating to Cash Investment Fund, U.S.
              Government Fund, Treasury Fund, Municipal Money Market Fund, Ready
              Cash Investment Fund (filed on April 22, 1994 as Exhibit 6(a) to
              PEA 24).

       (b)* Distribution Services Agreement between Registrant and Forum Financial Services, Inc. relating to Government Income Fund, Income Fund, Tax-Free Income Fund, Minnesota Tax-Free Fund, ValuGrowth Stock Fund, Adjustable U.S. Government Reserve Fund, Colorado Tax-Free Fund, Income Stock Fund, Total Return Bond Fund, Arizona Tax-Free Fund, Contrarian Stock Fund and Small Company Stock Fund (filed on April 22, 1994 as Exhibit 6(b) to PEA 24).

       (c)* Distribution Services Agreement between Registrant and Forum Financial Services, Inc. relating to Exchange Shares of Ready Cash Investment Fund (filed on April 22, 1994 as Exhibit 6(c) to PEA
              24).

       (d)* Distribution Services Agreement between Registrant and Forum Financial Services, Inc. relating to Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund, International Fund, Income Equity Fund, Index Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Intermediate U.S. Government Fund, Managed Fixed Income Fund and Stable Income Fund (filed on March 1, 1995 as
              Exhibit 6(d) to PEA 29).

       (e)* Form of Distribution Agreement between Registrant and Forum Financial Services, Inc. relating to each portfolio of Registrant (filed October 2, 1995 as Exhibit 6(e) of PEA 32).

(7)    Not Applicable.

(8)    (a)*   Custodian Agreement between Registrant and Norwest Bank Minnesota,
              N.A. dated as of August 1, 1993 (filed December 30, 1993 as
              Exhibit 8(a) of PEA 22).

       (b)* Form of Transfer Agency Agreement to be between Registrant and Norwest Bank Minnesota, N.A. (filed on December 30, 1993 as
              Exhibit 8(b) to PEA 22).

(9)    (a)*   Management Agreement between Registrant and Forum Financial
              Services, Inc.  relating to ValuGrowth Stock Fund, Income Stock
              Fund, Contrarian Stock Fund, Small Company Stock Fund, Government
              Income Fund, Income Fund, Adjustable U.S. Government Reserve Fund,
              Total Return Bond Fund, Tax-Free Income Fund, Arizona Tax-Free
              Fund, Colorado Tax-Free Fund and Minnesota Tax-Free Fund (filed on
              April 22, 1994 as Exhibit 9(a) to PEA 24).

       (b)* Management Agreement between Registrant and Forum Financial Services, Inc. relating to Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund, International Fund, Income Equity Fund, Index Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Intermediate U.S. Government Fund, Managed Fixed Income Fund and Stable Income Fund (filed on March 1, 1995 as Exhibit 9(b) to PEA
              29).

       (c)* Fund Accounting Agreement between Registrant and Forum Financial Corp. (filed on April 22, 1994 as Exhibit 9(c) to PEA 24).

       (d)* Transfer Agency Agreement between Registrant and Norwest Bank Minnesota, N.A. (filed on April 22, 1994 as Exhibit 9(d) to PEA
              24).

       (e)* Administrative Services Agreement between Registrant and Norwest Bank Minnesota, N.A. relating to International Fund (filed on March 1, 1995 as Exhibit 9(e) to PEA 29).

       (f)* Form of Management Agreement between Registrant and Forum Financial Services, Inc. relating to each portfolio of Registrant (filed October 2, 1995 as Exhibit 9(f) of PEA 32).


       (g)* Form of Fund Accounting Agreement between Registrant and Forum Financial Services, Inc. relating to each portfolio of Registrant (filed October 2, 1995 as Exhibit 9(g) of PEA 32).

(10)   (a)*   Opinion of  Seward & Kissel (filed on December 31, 1986 as Exhibit
              10(a) of PreEA 2).

       (b)* Opinion of Venable, Baetjer and Howard (filed on December 31, 1986 as Exhibit 10(b) of PreEA 2).

       (c)* Opinion of Seward & Kissel (filed on August 3, 1994 as Exhibit 10(c) of PEA 25).

(11)   Not Applicable.

(12)   Not Applicable.

(13)* Investment representation letter of John Y. Keffer as initial purchaser of shares of stock of Registrant (filed on December 31, 1986 as Exhibit 13 of PreEA 2).

(14)*  Individual Retirement Account materials (filed on April 22, 1994 as
       Exhibit 14 to PEA 24).

(15)* Form of Rule 12b-1 Plan adopted by Registrant with respect to the Income Fund, Tax-Free Income Fund, Minnesota Tax-Free Fund, ValuGrowth Stock Fund, Adjustable U.S. Government Reserve Fund, Colorado Tax-Free Fund, Income Stock Fund, Arizona Tax-Free Fund, Contrarian Stock Fund, Small Company Stock

       Fund and Exchange Shares of Ready Cash Investment Fund (filed on December 30, 1993 as Exhibit 15 of PEA 23).

(16)* Schedule for Computation of each Performance Quotation provided in the Registration Statement in response to Item 22 for the Colorado Tax-Free Fund and Income Stock Fund (filed on February 18, 1994 as Exhibit 16 to PEA 23).

(17)   Not Applicable.

(18)* Copy of Multiclass (Rule 18f-3) Plan adopted by Registrant (filed on May 22, 1995 as Exhibit 18 to PEA 31).

Other Exhibits

       *Power of Attorney (filed on July 31, 1987 as an exhibit to PEA 2).

       *Powers of Attorney of Robert C. Brown and Donald H. Burkhardt, Trustees of Registrant (filed on January 31, 1992 as an exhibit to PEA 15).

       *Powers of Attorney of John Y. Keffer, Robert C. Brown, Donald H. Burkhardt, James C. Harris and Richard M. Leach, Trustees of Registrant (filed on April 22, 1994 as an exhibit to PEA 24).

       *Power of Attorney of James C. Cheng and J. Michael Parish (filed on November 10, 1994 as an exhibit to PEA 27).

       *Power of Attorney of Costas Azariadis (filed on February 2, 1995 as an exhibit to PEA 28).

       *Power of Attorney of Donald C. Willeke, Trustee of Registrant (filed herewith).

ITEM 25.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 26.      NUMBER OF HOLDERS OF SECURITIES AS OF FEBRUARY __, 1996.

                                                                  Number of
Title of Class of Unit of Beneficial Interest                  Record Holders
---------------------------------------------                  --------------

Cash Investment Fund
U.S. Government Fund
Treasury Fund
Municipal Money Market Fund
       Investor Shares
       Institutional Shares
Ready Cash Investment Fund
       Investor Shares
       Institutional Shares
       Exchange Class
Adjustable U.S. Government Reserve Fund
       A Shares
       B Shares
       I Shares
Government Income Fund
       A Shares
       B Shares
       I Shares

Income Fund
       A Shares
       B Shares
       I Shares
Total Return Bond Fund
       A Shares
       B Shares
       I Shares
Arizona Tax-Free Fund
       A Shares
       B Shares
       I Shares
Colorado Tax-Free Fund
       A Shares
       B Shares
       I Shares
Minnesota Tax-Free Fund
       A Shares
       B Shares
       I Shares

Tax-Free Income Fund
       A Shares
       B Shares
       I  Shares
Income Stock Fund
       A Shares
       B Shares
       I Shares
ValuGrowth Stock Fund
       A Shares
       B Shares
       I Shares
Contrarian Stock Fund
       A Shares
       B Shares
       I Shares
Small Company Stock Fund
       A Shares
       B Shares
       I Shares
Diversified Equity Fund
       A Shares
       B Shares
       I Shares
Growth Equity Fund
       I Shares
Large Company Growth Fund
       I Shares
Small Company Growth Fund
       I Shares
International Fund
       A Shares
       B Shares
       I Shares

Income Equity Fund
       A Shares
       B Shares
       I Shares
Index Fund
       I Shares
Conservative Balanced Fund
       I Shares
Moderate Balanced Fund
       I Shares
Growth Balanced Fund
       A Shares
       B Shares
       I Shares
Intermediate U.S. Government Fund
       A Shares
       B Shares
       I  Shares
Managed Fixed Income Fund
       I Shares
Stable Income Fund
       A Shares
       B Shares
       I Shares

ITEM 27.  INDEMNIFICATION.

The general effect of Section 10.02 of Registrant's Trust Instrument is to indemnify existing or former trustees and officers of the Trust to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. This description is modified in its entirety by the provisions of
Section 10.02 of Registrant's Trust Instrument contained in this Registration Statement as Exhibit 1 and incorporated herein by reference.

Registrant's Investment Advisory Agreements, Investment Subadvisory Agreements, Management and Distribution Agreements and Distribution Services Agreements provide that Registrant's investment advisers and principal underwriter are protected against liability to the extent permitted by Section 17(i) of the Investment Company Act of 1940. Similar provisions are contained in the Management Agreement and Transfer Agency and Fund Accounting Agreement. Registrant's principal underwriter is also provided with indemnification against various liabilities and expenses under the Management and Distribution Agreements and Distribution Services Agreements between Registrant and the principal underwriter; provided, however, that in no event shall the indemnification provision be construed as to protect the principal underwriter against any liability to Registrant or its security holders to which the principal underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under those agreements. Registrant's transfer agent and fund accountant and certain related individuals are also provided with indemnification against various liabilities and expenses under the Transfer Agency and Fund Accounting Agreements between Registrant and the transfer agent and fund accountant; provided, however, that in no event shall the transfer agent, fund accountant or such persons be indemnified against any liability or expense that is the direct result of willful misfeasance, bad faith or gross negligence by the transfer agent or such persons.

The preceding paragraph is modified in its entirety by the provisions of the Investment Advisory Agreements, Investment SubAdvisory Agreements, Management and Distribution Agreements, Distribution Services Agreements, Management Agreements, Transfer Agency Agreement and Fund Accounting Agreement of Registrant filed as Exhibits 5, 6, and 9 to Registrant's Registration Statement and incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

NORWEST BANK MINNESOTA, N.A.

The description of Norwest Bank Minnesota, N.A., under the caption "Management-Adviser" or "Management of the Funds -Norwest Investment Management" in each Prospectus and under the caption "Management-Adviser" or "Management-Investment Advisory Services-Norwest Investment Management" in each Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

The following are the directors and principal executive officers of Norwest Bank Minnesota, N.A., including their business connections which are of a substantial nature. The address of Norwest Corporation, the parent of Norwest Bank Minnesota, N.A., is Norwest Center, Sixth Street and Marquette Avenue, Minneapolis, MN 55479. Unless otherwise indicated below, the principal business address of any company with which the directors and principal executive officers are connected is also Sixth Street and Marquette Avenue, Minneapolis, MN 55479.

     A. Rodney Boren, Jr., Executive Vice President, has served in various capacities as an employee of Norwest Bank Minnesota, N.A. and/or its affiliates during the last two years. Mr. Boren is also a Director of Norwest Trust Company, New York, New York and Norwest Foundation.

     James R. Campbell, Director, President and Chief Executive Officer, has held this position for the last two years. Mr. Campbell is also Executive Vice President of Norwest Corporation, Director and Chairman of Norwest Investment Advisors, Inc., and a Director of Flore Properties, Inc., Centennial Investment Corporation and Peregrine Capital Management, Inc., which is located at LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402-2056. Mr. Campbell is also a Director of a number of non-profit organizations located in Minneapolis, Minnesota. Within the last two years Mr. Campbell was a Director of Norwest Insurance, Inc. and Norwest Equipment Finance, Inc.

     Michael A. Graf, Controller and Cashier, also serves as Senior Vice President and Controller of Norwest Corporation.

     P. Jay Kiedrowski, Executive Vice President, has served in various capacities as an employee of Norwest Bank Minnesota, N.A. and/or its affiliates since August 1987. Mr. Kiedrowski is also a Director and Chairman of the Board of Norwest Investment Management, Inc. and President of Norwest Investment Management, a part of Norwest.

     Scott A. Kisting, Director and Executive Vice President, is also a Director of Norwest Insurance, Inc., IntraWest Insurance Company and Fidelity National Life Insurance Company.

     Edgar M. Morsman, Jr., Executive Vice President and Chief Lending Officer, has served in various capacities as an employee of Norwest Bank Minnesota, N.A. and/or its affiliates during the last two years. Mr. Morsman is also a Director of Centennial Investment Corporation, First Interstate Equipment Finance, Inc., Flore Properties, Inc., Norwest Credit, Inc., Norwest Business Credit, Inc., R.D. Leasing, Inc. and Norwest

     Equipment Finance, Inc., which is located at 733 Marquette Avenue, Suite 300, Minneapolis, MN 55479-2048.

     Dharani P. Narayana, Executive Vice President, has served in various capacities as an employee of Norwest Bank Minnesota, N.A. and/or its affiliates during the last two years. Mr. Narayana is also a Director and Chairman of Norwest Bank International, Director and Secretary of Norwest Investments Limited, a Director of Norwest Bank International, Colorado, a Director and Vice President of Norwest Bank International, Iowa, and a Director of Norwest Bank International, Wisconsin. Mr. Narayana is also a Director and Secretary of Minnetonka Overseas Investments Limited, and a Director of Minnetonka Representaocoes Commerciais Ltda. and Nortico Investments Ltd. all of which are located at Grand Cayman, Cayman Islands, British West Indies.

     William H. Queenan, Director, is also Executive Vice President of Norwest Corporation.

     John T. Thornton, Director, is also Executive Vice President and Chief Financial Officer of Norwest Corporation. Mr. Thornton is also a Director of Northern Prairie Indemnity, Limited, Grand Cayman, Cayman Islands, British West Indies, a Director of Norwest Capital Markets, Inc. Mr. Thornton is also a Director of Norwest Growth Fund, Inc., Norwest Venture Capital Management, Inc. and Norwest Equity Capital, Inc., and Director, President and Treasurer of Norwest Investors, Inc., and Director, President and CEO of Norwest Limited, Inc., all located at 2800 Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, MN 54402. Mr. Thornton is also Director and President of Superior Guaranty Insurance Company and Norwest Holding Company, and a Director of Bettendorf Asset Management, Inc. Mr. Thornton is also a Director of Eau Claire Asset Management, Inc., Green Bay Asset Management, Inc., Iowa Asset Management, Inc., LaCrosse Asset Management, Inc., South Bend Asset Management, Inc., South Dakota Asset Management, Inc., Waupun Asset Management, Inc., all located at 100 West Commons Blvd., Suite 303, New Castle, DE 19720.

     Richard C. Westergaard, Executive Vice President, has served in various capacities as an employee of Norwest Bank Minnesota, N.A. and/or its affiliates during the last two years. Mr.Westergaard is also a Director of Norwest Business Credit, Inc., Norwest Credit, Inc., First Interstate Equipment Finance, Inc. and R.D. Leasing, Inc. and a Director of Norwest Equipment Finance, Inc. and Commonwealth Leasing Corporation, located at Investors Building, 733 Marquette, Suite 300, Minneapolis, MN 55479-2048.

     Charles D. White, Senior Vice President, has served in various capacities as an employee of Norwest Bank Minnesota, N.A. and/or its affiliates during the last two years. Mr. White is also Treasurer and Chief Financial Officer of Norwest Limited, Inc. Mr. White is also a Director of Bettendorf Asset Management, Inc., Eau Claire Asset Management, Inc., Green Bay Asset Management, Inc., IntraWest Asset Management, Inc., Iowa Asset Management, Inc., LaCrosse Asset Management, Inc., South Bend Asset Management, Inc., South Dakota Asset Management, Inc., and Waupun Asset Management, Inc., located at 100 West Commons Boulevard, Suite 303, New Castle, DE 19720.

SCHRODER CAPITAL MANAGEMENT INTERNATIONAL, INC.

The description of Schroder Capital Management International, Inc. "Schroder") under the caption "Management of the Funds-Investment Advisory Services-Schroder Capital Management International, Inc." in the Prospectus and "Management-Investment Advisory Services" in the Statement of Additional Information relating to International Fund, Diversified Equity Fund, Growth Equity Fund, Conservative Balanced Fund, Moderate Balanced Fund and Growth Balanced Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

The following are the directors and principal officers of Schroder, including their business connections which are of a substantial nature. The address of each company listed, unless otherwise noted, is 33 Gutter Lane, London EC2V 8AS, United Kingdom. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services international clients located principally in the United States.

     I. Peter Sedgwick, Chairman.  Mr. Sedgwick is also Group Managing
     Director - Investment Management of Schroders PLC, 120 Cheapside, London EC2V 6DS, United Kingdom, the holding company of the various Schroder companies, Chairman and Director of Schroder Ltd., Director and Chief Executive Officer of Schroder Investment Management Limited, an investment management company, Director of Schroder Investment Management (UK) Limited, Schroder Personal Financial Management Limited, Schroder Investment Management (Europe) Limited, Schroder Investment Trust Management Limited and Church, Charity & Local Authorities Fund Managers Limited, 2 Fore Street, London EC2Y 5AQ, United Kingdom, each an investment management company, and Director, The Equitable Life Assurance Company, Walton Street, Aylesbury, Bucks, United Kingdom, a life assurance company. Mr. Sedgwick is also a director of various nominee companies and of various unit trust companies, investment trusts and closed end investment companies for which Schroder and/or its affiliates provide investment services.

     David M. Salisbury, Chief Executive Officer. Mr. Salisbury is also the Chief Executive Officer of Schroder Ltd. and Director of Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California, an investment advisory company and DFA Securities Inc., a broker dealer subsidiary of Dimensional Fund Advisors Inc. located at the same address. Until October 1992 Mr. Salisbury was Chairman of Schroder Capital Distributors Inc. ("Schroder Distributors"), 787 Seventh Avenue, New York, New York, a broker dealer. Mr. Salisbury is a director or former director of various investment trust companies and closed end investment companies for which Schroder and/or its affiliates provide investment services.

     John S. Ager, Director.  Mr. Ager is also a Director of Schroder Ltd.

     Richard R. Foulkes, Director. Mr. Foulkes is also a Director of Schroder Ltd. and Schroder Distributors.

     Laura E. Luckyn-Malone, Director. Ms. Luckyn-Malone is also a Director of Schroder Ltd. and President and Director of a closed-end investment company for which Schroder and/or its affiliates provide investment services.

     David J. Mumford, Director. Mr. Mumford is also a Director of Schroder Ltd. and Schroder Investment Management Limited and is Chairman of Schroders Guernsey Limited, St. Julian's Avenue, St. Peter Port, Guernsey C.J., a Guernsey based bank, and Director of J. Henry Schroder Wagg & Company Limited, 120 Cheapside London EC2V 6DS, United Kingdom, a United Kingdom based bank.

     Gavin D.L. Ralston, Director.  Mr. Ralston is also a Director of Schroder
     Ltd.

     Mark J. Smith, Director. Mr. Smith is also Director, Schroder Ltd. and Schroder Investment Management (Guernsey) Limited, an investment management company, and Director and Vice President of Schroder Distributors. Mr. Smith is also a director of various investment trusts and open end investment companies for which Schroder and/or its affiliates provide investment services.

     Ton F. Tija, Director.  Mr. Tija is also a Director of Schroder Ltd.

     John A. Trioano, Director. Mr. Trioano is also a Director of Schroder Ltd., Chairman of Schroder Distributors and President and Director open end investment companies for which Schroder and/or its affiliates provide investment services.

     Kathleen Adams, Vice President. Ms. Adams is also Vice President of Schroder Distributors.

     Mark J. Astley, Vice President.

     Andrew R. Barker, First Vice President. Mr. Barker is also First Vice President of Schroder Ltd.

     David A.W. Butler, First Vice President. Mr. Butler is also First Vice President and Treasurer of Schroder Ltd. and an officer of open end investment companies for which Schroder and/or its affiliates provide investment services.

     Richard J. Conyers, Vice President. Mr. Conyers is also Vice President of Schroder Ltd. and Manger of Schroder Investment Management Limited.

     Heather F. Crighton, Fund Manger. Ms. Crighton is also Fund Manager of Schroder Ltd.

     Louise Crouset, First Vice President. Mr. Crouset is also First Vice President of Schroder Ltd. and, until October 1993, was Vice President of Wellington Management, an investment adviser.

     Robert C. Davy, First Vice President. Mr. Davy is also an officer of open end investment companies for which Schroder and/or its affiliates provide investment services.

     Margaret H. Douglas-Hamilton, Secretary. Ms. Douglas-Hamilton is also First Vice President and General Counsel of Schroders Incorporated ("Schroders Inc."), 787 Seventh Avenue, New York, New York, the holding company for various United States based Schroder affiliates. Ms. Douglas-Hamilton is also Secretary to various Schroder affiliates, including Schroder Distributors.

     Lyn M. Fox, Vice President.

     Stephen M. Futrell, Comptroller. Mr. Futrell is Treasurer of Schroders Inc., President, Treasurer and Director of Schroder Distributors and an officer of various open end investment companies for which Schroder and/or its affiliates provide investment services.

     David Gibson, First Vice President. Mr. Gibson is also First Vice President of Schroder Ltd. and Assistant Director of Schroder Investment Management Limited.

     Simon C. Hallett, Fund Manager. Mr. Hallett is also Fund Manager of Schroder Ltd.

     Nicholas J. A. Melhuish, Fund Manager. Mr. Melhuish is also Fund Manager of Schroder Ltd.

     Laurette J. Oat, First Vice President. Within the last two years, Ms. Oat was a Senior Vice President of NatWest Investment Bank, 65 East 55th Street, New York, New York 10002.

     John Stainsby, First Vice President. Mr. Stainsby is also First Vice President of Schroder Ltd.

     Fariba Talebi, First Vice President. Mr. Talebi is also an officer of various open end investment companies for which Schroder and/or its affiliates provide investment services.

     Jan Kees van Heusde, First Vice President. Mr. van Heusde is also First Vice President of Schroder Ltd.

     Patrick Vermeulen, Vice First President. Mr. Vermeulen is also Vice First President of Schroder Ltd.

     Susan M. Belson, Vice President.

     Alan Gilston, Vice President.

     Abdallah Nauphal, First Vice President.

     Ellen B. Sullivan, First Vice President.

     Ira L. Unschuld, Vice President.

CRESTONE CAPITAL MANAGEMENT, INC.

The description of Crestone Capital Management, Inc. ("Crestone") under the caption "Management-Subdviser" in the Prospectus and "Management- Adviser-SubAdviser-Small Company Stock Fund" in the Statement of Additional Information relating to the Small Company Stock Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

The following are the directors and principal officers of Crestone, including their business connections which are of a substantial nature.

     Kirk McCown, President and Director. His address is 7720 East Belleview Avenue, Suite 220, Englewood, Colorado 80111.

     Mark Steven Sunderhuse, Senior Vice President and Director. His address is 7720 East Belleview Avenue, Suite 220, Englewood, Colorado 80111.

     P. Jay Kiedrowski, Director. Mr. Kiedrowski is an Executive Vice President of Norwest and is also a Director and Chairman of the Board of Norwest Investment Management, Inc. His address is Sixth and Marquette Avenue, Minneapolis, Minnesota 55479.

     Steven P. Gianoli, Director. Mr. Gianoli is a Vice President of Norwest. His address is Sixth and Marquette Avenue, Minneapolis, Minnesota 55479.

     Susan Koonsman, Director. Ms. Koonsman is President of Norwest Investments & Trust. Her address is 1740 Broadway, Denver, Colorado 80274.

ITEM 29.  PRINCIPAL UNDERWRITERS.

(a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter to Forum Funds, Inc., Stone Bridge Funds, Inc., Monarch Funds, The Cutler Trust, Sound Shore Fund, Inc., Norwest Select Funds, Transadvisers Funds, Inc., The Milestone Funds.

(b) John Y. Keffer, President and Secretary of Forum Financial Services, Inc., is the Chairman and President of Registrant. David R. Keffer, Vice President and Treasurer of Forum Financial Services, Inc., is the Vice President, Assistant Treasurer and Assistant Secretary of Registrant.
     Their business address is 61 Broadway, New York, New York  10006.

(c)  Not Applicable.

ITEM 30.  LOCATION OF BOOKS AND RECORDS.

The majority of accounts, books and other documents required to be maintained by 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Financial Services, Inc. at 61 Broadway, New York, New York 10006 and 2 Portland Square, Portland, Maine 04101 and at Forum Financial Corp., 2 Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of Registrant's custodian. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of Registrant's investment advisers as indicated in the various prospectuses constituting Part A of this Registration Statement.

Additional records are maintained at the offices of Norwest Bank Minnesota, N.A., 733 Marquette Avenue, Minneapolis, MN 55479-0040, Registrant's investment adviser, custodian and transfer agent.

ITEM 31.  MANAGEMENT SERVICES.

Not Applicable.


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

ITEM 32.  UNDERTAKINGS.

(a) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland, and State of Maine on the 28th day of December, 1995.

                                        NORWEST FUNDS


                                        By: /s/ John Y. Keffer
                                           -------------------
                                                John Y. Keffer
                                                President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed below by the following persons on the 28th day of December, 1995.

            Signatures                            Title
            ----------                            -----

(a)  Principal Executive Officer

     /s/  John Y. Keffer                          Chairman and President
     -----------------------
          John Y. Keffer


(b)  Principal Financial and Accounting Officer

     /s/ Michael D. Martins                       Treasurer, Principal Financial
     ------------------------                     and Accounting Officer
         Michael D. Martins

(c)  A Majority of the Trustees

     /s/ John Y. Keffer                           Chairman
     -----------------------
         John Y. Keffer

          Robert C. Brown                         Trustee
          Donald H. Burkhardt                     Trustee
          James C. Harris                         Trustee
          Richard M. Leach                        Trustee

          Donald C. Willeke                       Trustee

     By: /s/ John Y. Keffer
        --------------------
          John Y. Keffer
          Attorney in Fact

                                   SIGNATURES

On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Norwest Advantage Funds to be signed in the City of Portland, State of Maine on the 28th day of December, 1995.

                                        CORE TRUST (DELAWARE)



                                        By: /s/ John Y. Keffer
                                           -------------------
                                                John Y. Keffer
                                                President

This amendment to the Registration Statement of Norwest Advantage Funds has been signed below by the following persons in the capacities indicated on the 28th day of December, 1995.

     SIGNATURES                                   TITLE

(a)  Principal Executive Officer

     /s/ John Y. Keffer                           Chairman and President
     -----------------------
     John Y. Keffer

(b)  Principal Financial and Accounting Officer

     /s/ Michael D. Martins                       Treasurer, Principal Financial
     -----------------------                      and Accounting Officer
     Michael D. Martins

(c)  A Majority of the Trustees

     /s/ John Y. Keffer                           Chairman
     -----------------------
     John Y. Keffer

     J. Michael Parish                            Trustee
     James C. Cheng                               Trustee
     Costas Azariadis                             Trustee

     By:   /s/ John Y. Keffer
          ------------------
          John Y. Keffer
          Attorney in Fact

                                INDEX TO EXHIBITS


                                                                      Sequential
Exhibit                                                              Page Number
-------                                                              -----------

Other          Power of Attorney of Donald C. Willeke,
Exhibit        Trustee of Registrant